                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  7/31/07

              Date of Reporting Period:  Fiscal year ended 7/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
MEETING OF SHAREHOLDERS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [5]	$1.00	0.050	--		0.050

Municipal Obligations Fund
July 31, 2003	$1.00	0.011	--		0.011
July 31, 2004	$1.00	0.008	(0.000	) [6]	0.008
July 31, 2005	$1.00	0.017	0.000	[6]	0.017
July 31, 2006	$1.00	0.029	(0.000	) [6]	0.029
July 31, 2007 [5]	$1.00	0.034	0.000	[6]	0.034

Prime Cash Obligations Fund
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.021	--		0.021
July 31, 2006	$1.00	0.042	--		0.042
July 31, 2007 [5]	$1.00	0.051	--		0.051

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Asset Value, End of Period (000 omitted)

(0.014)	$1.00	1.38%	0.31%	[4]	2.92%	[4]	0.24%	[4]	$298,625
(0.041)	$1.00	4.19%	0.31%		4.17%		0.20%		$377,414
(0.050)	$1.00	5.14%	0.31%		5.04%		0.09%		$637,491

(0.011)	$1.00	1.13%	0.30%		1.08%		0.27%		$416,036
(0.008)	$1.00	0.82%	0.30%		0.82%		0.27%		$265,345
(0.017)	$1.00	1.71%	0.28%		1.94%		0.28%		$1,061,717
(0.029)	$1.00	2.90%	0.28%		2.83%		0.24%		$882,006
(0.034)	$1.00	3.46%	0.28%		3.41%		0.12%		$1,012,433

(0.012)	$1.00	1.25%	0.30%		1.26%		0.26%		$690,099
(0.009)	$1.00	0.87%	0.30%		0.86%		0.26%		$634,504
(0.021)	$1.00	2.16%	0.28%		2.12%		0.26%		$709,195
(0.042)	$1.00	4.28%	0.26%		4.21%		0.24%		$987,698
(0.051)	$1.00	5.23%	0.28%		5.10%		0.11%		$982,594

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Distributions From Net Investment Income
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	--	0.015	(0.015)
July 31, 2006	$1.00	0.042	--	0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--	0.051	(0.051)

Prime Value Obligations Fund
July 31, 2003	$1.00	0.013	--	0.013	(0.013)
July 31, 2004	$1.00	0.009	--	0.009	(0.009)
July 31, 2005	$1.00	0.022	--	0.022	(0.022)
July 31, 2006	$1.00	0.042	--	0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--	0.051	(0.051)

Treasury Obligations Fund
July 31, 2003	$1.00	0.012	0.000 [6]	0.012	(0.012)
July 31, 2004	$1.00	0.008	--	0.008	(0.008)
July 31, 2005	$1.00	0.020	--	0.020	(0.020)
July 31, 2006	$1.00	0.040	--	0.040	(0.040)
July 31, 2007 [5]	$1.00	0.050	--	0.050	(0.050)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

--		(0.015)	$1.00	1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$817,205
--		(0.042)	$1.00	4.28%	0.26%		4.18%		0.27%		$734,060
--		(0.051)	$1.00	5.25%	0.27%		5.14%		0.15%		$1,180,189

--		(0.013)	$1.00	1.29%	0.29%		1.29%		0.27%		$387,288
--		(0.009)	$1.00	0.90%	0.29%		0.90%		0.27%		$883,749
--		(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349
--		(0.042)	$1.00	4.29%	0.27%		4.28%		0.22%		$1,427,494
--		(0.051)	$1.00	5.25%	0.27%		5.14%		0.12%		$2,534,174

(0.000	) [6]	(0.012)	$1.00	1.17%	0.30%		1.23%		0.24%		$623,407
--		(0.008)	$1.00	0.76%	0.30%		0.75%		0.24%		$871,735
--		(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$622,744
--		(0.040)	$1.00	4.09%	0.30%		4.07%		0.20%		$1,037,466
--		(0.050)	$1.00	5.06%	0.30%		4.94%		0.09%		$1,138,133

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,025.20	$1.56
Municipal Obligations Fund	$1,000	$1,017.30	$1.40
Prime Cash Obligations Fund	$1,000	$1,025.60	$1.41
Prime Management Obligations Fund	$1,000	$1,025.70	$1.36
Prime Value Obligations Fund	$1,000	$1,025.70	$1.36
Treasury Obligations Fund	$1,000	$1,024.70	$1.51
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.26	$1.56
Municipal Obligations Fund	$1,000	$1,023.41	$1.40
Prime Cash Obligations Fund	$1,000	$1,023.41	$1.40
Prime Management Obligations Fund	$1,000	$1,023.46	$1.35
Prime Value Obligations Fund	$1,000	$1,023.46	$1.35
Treasury Obligations Fund	$1,000	$1,023.31	$1.51

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.31%
Municipal Obligations Fund	0.28%
Prime Cash Obligations Fund	0.28%
Prime Management Obligations Fund	0.27%
Prime Value Obligations Fund	0.27%
Treasury Obligations Fund	0.30%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	85.5%
U.S. Government Agency Securities	14.5%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.0%
8-30 Days	6.0%
31-90 Days	4.1%
91-180 Days	2.9%
181 Days or more	7.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		GOVERNMENT AGENCIES--14.5%
$176,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.200% - 5.435%, 9/19/2007 - 10/17/07	$175,972,034
373,500,000		Federal Home Loan Bank System Notes, 3.500% - 5.380%, 8/22/2007 - 6/18/2008	373,260,832
85,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.010%, 1/7/2008	83,130,822
150,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Note, 5.215%, 9/17/2007	149,991,525
321,500,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.750%, 8/17/2007 - 7/17/2008	321,784,229
183,441,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	176,646,313
185,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.200%, 9/28/2007	184,959,789
242,501,000		Federal National Mortgage Association Notes, 4.250% - 5.300%, 9/14/2007 - 1/8/2008	242,437,049
337,356,000	[1]	Housing and Urban Development Floating Rate Note, 5.560%, 8/1/2007	337,356,000
		TOTAL GOVERNMENT AGENCIES	2,045,538,593
		REPURCHASE AGREEMENTS--85.5%
700,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,046,163,936.	700,000,000
300,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.27%, dated 7/11/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $753,623,125 on 8/14/2007. The market value of the underlying securities at the end of the period was $767,290,351.	300,000,000
999,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $2,000,293,889 on 8/1/2007. The market value of the underlying security at the end of the period was $2,040,299,767.	999,000,000
120,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.29%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2047 for $310,778,894 on 4/10/2008. The market value of the underlying securities at the end of the period was $303,239,836.	120,000,000
1,800,000,000		Interest in $3,700,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/9/2017 for $3,700,543,694 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,774,554,991.	1,800,000,000
283,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Bear Stearns and Co. will repurchase U.S. Government Agency securities with various maturities to 7/15/2037 for $2,000,295,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,640.	283,000,000
442,219,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	442,219,000
650,000,000		Interest in $1,600,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2047 for $1,600,235,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,635,746,647.	650,000,000
150,000,000		Repurchase agreement 5.31%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/25/2037 for $150,022,125 on 8/1/2007. The market value of the underlying securities at the end of the period was $154,501,036.	150,000,000
926,146,000		Interest in $3,700,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459.	926,146,000
199,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.27%, dated 5/23/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 3/15/2037 for $506,733,889 on 8/23/2007. The market value of the underlying securities at the end of the period was $527,901,071.	199,000,000
300,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.27%, dated 7/11/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/1/2037 for $753,842,708 on 8/15/2007. The market value of the underlying securities at the end of the period was $770,484,394.	300,000,000
1,478,364,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	1,478,364,000
1,000,000,000		Interest in $2,800,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,800,411,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,857,532,657.	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$120,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	$120,000,000
52,327,000		Interest in $352,327,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $352,378,870 on 8/1/2007. The market value of the underlying securities at the end of the period was $359,400,198.	52,327,000
175,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 5.31%, dated 2/2/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $432,404,464.	175,000,000
984,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 5/20/2037 for $2,000,294,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,058,033,784.	984,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	25,000,000
300,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,000,243.	300,000,000
121,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.286%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $300,189,579 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,214,440.	121,000,000
670,000,000		Interest in $1,120,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2047 for $1,120,164,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,153,601,124.	670,000,000
67,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security maturing on 3/1/2036 for $154,856,456 on 5/27/2008. The market value of the underlying security at the end of the period was $151,290,426.	67,000,000
175,000,000		Repurchase agreement 5.32%, dated 7/31/2007 under which Wachovia Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for $175,025,861 on 8/1/2007. The market value of the underlying securities at the end of the period was $180,276,637.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	12,037,056,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	14,082,594,593
		OTHER ASSETS AND LIABILITIES - NET--0.0%	4,622,954
		TOTAL NET ASSETS--100%	$14,087,217,547

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	93.5%
Municipal Notes	7.3%
Commercial Paper	4.3%
Other Assets and Liabilities--Net [2]	(5.1)%
TOTAL	100.0%

At July 31, 2007, the fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	89.5%
8-30 days	6.1%
31-90 days	4.5%
91-180 days	2.5%
181 days or more	2.5%
Other Assets and Liabilities--Net [2]	(5.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		SHORT-TERM MUNICIPALS--105.1% [1,2]
		Alabama--0.9%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 3.710%, 8/2/2007	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	4,190,000
1,410,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.790%, 8/1/2007	1,410,000
9,000,000		Columbia, AL IDB, PCR (1995 Series C), Daily VRDNs (Alabama Power Co.), 3.740%, 8/1/2007	9,000,000
17,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.710%, 8/1/2007	17,000,000
4,175,000		Mobile, AL, Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007	4,175,000
6,600,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	6,600,000
		TOTAL	54,715,000
		Alaska--1.8%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,750,000
9,415,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 3.710%, 8/2/2007	9,415,000
42,950,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 3.740%, 8/1/2007	42,950,000
24,400,000		Valdez, AK, Marine Terminal (Series 1994C), Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 3.680%, 8/1/2007	24,400,000
28,000,000		Valdez, AK, Marine Terminal (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.690%, 8/1/2007	28,000,000
		TOTAL	108,515,000
		Arizona--1.3%
22,700,000		Arizona Health Facilities Authority (Series 2005B), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 3.630%, 8/1/2007	22,700,000
425,000		Arizona Health Facilities Authority (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 3.660%, 8/2/2007	425,000
1,920,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	1,920,000
3,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.680%, 8/2/2007	3,675,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.680%, 8/2/2007	3,400,000
3,700,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	3,700,000
3,630,000		Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 3.700%, 8/2/2007	3,630,000
35,250,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/2/2007	35,250,000
3,780,000	[3,4]	Tucson, AZ, Water Revenue, P-Floats (Series EC-1088), VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	3,780,000
		TOTAL	78,480,000
		Arkansas--1.2%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.720%, 8/2/2007	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/2/2007	5,130,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.920%, 8/2/2007	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/2/2007	7,100,000
		TOTAL	72,430,000
		California--5.4%
13,666,500	[3,4]	California Educational Facilities Authority, Floater Certificates (Series 2006-1816), Weekly VRDNs (University of Southern California)/(Morgan Stanley LIQ), 3.630%, 8/2/2007	13,666,500
10,995,000	[3,4]	California Health Facilities Financing Authority (Series 1998-CMC6), Weekly VRDNs (Kaiser Permanente)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/1/2007	10,995,000
1,035,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	1,035,000
715,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 3.720%, 8/1/2007	715,000
1,680,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	1,680,000
4,100,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,200,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	$5,200,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 3.740%, 8/2/2007	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	5,000,000
6,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.690%, 8/2/2007	6,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	2,940,000
3,165,000		California PCFA (Series 2002A), Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	3,165,000
4,060,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,060,000
2,365,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,365,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.740%, 8/2/2007	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	2,000,000
1,800,000		California PCFA (Series 2003), Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.690%, 8/2/2007	1,800,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 3.740%, 8/2/2007	2,350,000
9,000,000	[3,4]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.710%, 8/1/2007	9,000,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.740%, 8/2/2007	2,000,000
7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	7,280,000
4,680,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/ (Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	4,680,000
2,960,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,960,000
2,930,000		California PCFA (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,930,000
3,910,000		California PCFA (Series 2006A), Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 3.720%, 8/1/2007	3,910,000
1,345,000		California PCFA (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	1,345,000
8,905,000		California PCFA (Series 2006A), Weekly VRDNs (Rainbow Disposal Co., Inc.)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	8,905,000
2,240,000		California PCFA (Series 2006B), Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	2,240,000
10,000,000		California PCFA (Series 2007A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.700%, 8/1/2007	10,000,000
4,110,000		California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,110,000
10,000,000		California PCFA (Series 2007A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.710%, 8/1/2007	10,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.630%, 8/1/2007	3,440,000
15,000,000		California PCFA (Series 2007A), Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Comerica Bank LOC), 3.710%, 8/1/2007	15,000,000
9,110,000	[3,4]	California State (PT-3574), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007	9,110,000
5,645,000	[3,4]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007	5,645,000
2,350,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 3.820%, 8/1/2007	2,350,000
15,200,000		California Statewide Communities Development Authority (Series 2003B), Weekly VRDNs (Kaiser Permanente), 3.600%, 8/1/2007	15,200,000
10,500,000		California Statewide Communities Development Authority (Series 2004L), Weekly VRDNs (Kaiser Permanente), 3.600%, 8/1/2007	10,500,000
4,810,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.720%, 8/2/2007	4,810,000
11,500,000	[3,4]	GS Pool Trust (Series 2006-24TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	11,500,000
3,435,000	[3,4]	GS Pool Trust (Series 2006-54TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	3,435,000
21,000,000	[3,4]	Los Angeles, CA Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2007	21,000,000
28,000,000	[3,4]	Northern California Gas Authority No. 1, Floater Certificates (Series 2006-1811), Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 8/2/2007	28,000,000
18,800,000		Torrance, CA (Series 1992: Hospital Revenue Bonds), Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 8/2/2007	18,800,000
18,655,000		West Covina, CA Public Financing Authority (Series 2002B), Weekly VRDNs (West Covina, CA)/(CALSTRS(CALSTRS) LOC), 3.600%, 8/1/2007	18,655,000
		TOTAL	320,241,500
		Colorado--1.2%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/1/2007	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	5,500,000
5,210,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 2007-C22), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	5,210,000
		TOTAL	70,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--0.1%
$7,700,000		Connecticut State HEFA (Series A), Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.640%, 8/2/2007	$7,700,000
		Delaware--0.1%
3,720,000	[3,4]	Delaware Transportation Authority, P-Floats (Series EC-1075), VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	3,720,000
		District of Columbia--0.6%
15,435,000	[3,4]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 8/2/2007	15,435,000
3,140,000	[3,4]	District of Columbia HFA (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 8/2/2007	3,140,000
14,410,000	[3,4]	Metropolitan Washington, DC Airports Authority, PUTTERs (Series 1949), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	14,410,000
		TOTAL	32,985,000
		Florida--3.6%
40,000,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	40,000,000
6,351,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 8/2/2007	6,351,000
6,000,000	[3,4]	Florida Housing Finance Corp., Class A Certificates (Series 3051), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	6,000,000
19,500,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	19,500,000
9,870,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	9,870,000
15,210,000	[3,4]	Florida State Board of Education (PZ-198), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	15,210,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 4.730%, 8/1/2007	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), 3.69% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007	7,835,000
4,190,000		Hillsborough County, FL HFA, (Series 2005), Weekly VRDNs (Claymore Crossings Apartments)/(Citibank N.A., New York LOC), 3.670%, 8/1/2007	4,190,000
11,280,000	[3,4]	Hillsborough County, FL Port District (MT-101), 3.70% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 11/15/2007	11,280,000
8,500,000		Jacksonville, FL, PCR (Series 1995), Daily VRDNs (Florida Power & Light Co.), 3.730%, 8/1/2007	8,500,000
5,295,000	[3,4]	Miami-Dade County, FL, Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	5,295,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 525), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	8,700,000
10,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Banco Bilbao Vizcaya Argentaria SA LIQs), 3.690%, 8/2/2007	10,000,000
55,000,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 3.760%, 8/1/2007	55,000,000
		TOTAL	214,231,000
		Georgia--4.6%
24,175,000		Atlanta, GA Development Authority (Series 2007A), Weekly VRDNs (Panther Place LLC)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/2/2007	24,175,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,000,000
7,000,000		Bacon, GA Industrial Building Authority (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,000,000
5,255,000		Burke County, GA Development Authority, PCR (Series 1992), Daily VRDNs (Georgia Power Co.), 3.640%, 8/1/2007	5,255,000
13,670,000		Clayton County, GA Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	13,670,000
6,500,000		Clayton County, GA Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 3.690%, 8/2/2007	6,500,000
26,000,000	[3,4]	Cobb County, GA Housing Authority (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/2/2007	26,000,000
5,910,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.860%, 8/2/2007	5,910,000
8,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 3.680%, 8/2/2007	8,000,000
4,620,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.680%, 8/2/2007	4,620,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	16,000,000
4,500,000		Fulton County, GA, IDA (Series 2005), Weekly VRDNs (Phoenix Stamping Group LLC)/(Columbus Bank and Trust Co., GA LOC), 3.680%, 8/2/2007	4,500,000
4,875,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	4,875,000
21,125,000	[3,4]	Georgia State, P-Floats (Series EC-1019), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	21,125,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$22,620,000		Gwinnett County, GA, Hospital Authority (Series 2007D), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(DePfa Bank PLC LIQ), 3.630%, 8/1/2007	$22,620,000
5,000,000		Gwinnett County, GA, Housing Authority (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	5,000,000
13,900,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 3.670%, 8/2/2007	13,900,000
22,000,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.690%, 8/2/2007	22,000,000
20,000,000		Mitchell County, GA, Development Authority (Series 2006), Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2007	20,000,000
4,150,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.710%, 8/2/2007	4,150,000
8,040,000		Roswell, GA Housing Authority (Series 2005), Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 3.660%, 8/2/2007	8,040,000
10,100,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.780%, 8/1/2007	10,100,000
2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC), 3.680%, 8/1/2007	2,000,000
3,500,000		Savannah, GA Housing Authority (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 3.670%, 8/2/2007	3,500,000
4,480,000		Screven County, GA, IDA (Series 1995), Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	4,480,000
2,200,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	2,200,000
5,000,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2007	5,000,000
		TOTAL	273,620,000
		Hawaii--0.7%
27,000,000	[3,4]	Hawaii State Airport System (Series 2007 FR/RI-P21), Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	27,000,000
17,670,000	[3,4]	Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	17,670,000
		TOTAL	44,670,000
		Illinois--5.7%
3,500,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.800%, 8/2/2007	3,500,000
5,000,000		Chicago, IL, Board of Education (Series 2005D-1), Daily VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ), 3.740%, 8/1/2007	5,000,000
31,000,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 8/1/2007	31,000,000
76,150,000		Chicago, IL, Midway Airport (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 8/1/2007	76,150,000
43,400,000		Chicago, IL, MFH Revenue (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 3.700%, 8/2/2007	43,400,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	1,065,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport (PT-685), 3.69% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007	9,995,000
2,795,000	[3,4]	Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	2,795,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	7,810,000
2,655,000		Chicago, IL (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,655,000
1,225,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.710%, 8/1/2007	1,225,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	10,500,000
2,620,000		Elgin, IL (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,620,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	465,000
3,400,000		Harvey, IL Multi-family Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(FHLB of Chicago LOC), 3.750%, 8/2/2007	3,400,000
1,885,000		Huntley, IL, IDR (Series 1999), Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.720%, 8/1/2007	1,885,000
3,890,000		Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.690%, 8/1/2007	3,890,000
1,300,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.720%, 8/2/2007	1,300,000
5,225,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.750%, 8/2/2007	5,225,000
2,850,000		Illinois Development Finance Authority IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/1/2007	2,850,000
5,310,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	5,310,000
3,110,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.740%, 8/1/2007	3,110,000
2,500,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/1/2007	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$8,750,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Republic Services, Inc.), 3.890%, 8/2/2007	$8,750,000
3,750,000		Illinois Finance Authority (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.680%, 8/1/2007	3,750,000
6,600,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/1/2007	6,600,000
490,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.610%, 8/1/2007	490,000
40,000,000		Illinois Housing Development Authority (Series 2007C), 3.73% BANs, 5/7/2008	40,000,000
7,000,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.680%, 8/1/2007	7,000,000
24,950,000	[3,4]	Kane County, IL Forest Preserve District, SPEARs (Series DB-258), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 3.680%, 8/2/2007	24,950,000
3,245,000		Tinley Park, IL (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	3,245,000
2,845,000		Upper Illinois River Valley Development Authority (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,845,000
2,900,000		Vernon Hills, IL Industrial Development (Series 1998), Weekly VRDNs (Accurate Transmissions, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,900,000
2,240,000		Will-Kankakee, IL Regional Development Authority (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,240,000
		TOTAL	338,470,000
		Indiana--3.3%
7,931,000		Elkhart County, IN, MFH (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 3.750%, 8/2/2007	7,931,000
2,292,000		Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC), 3.720%, 8/2/2007	2,292,000
980,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	980,000
3,950,000		Indiana Health Facility Financing Authority (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 3.640%, 8/2/2007	3,950,000
5,500,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	5,500,000
8,000,000		Indiana State Finance Authority (Series 2006), Weekly VRDNs (Mittal Steel USA, Inc.)/(Bank of Montreal LOC), 3.680%, 8/1/2007	8,000,000
1,115,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,115,000
13,165,000		Indiana State Housing & Community Development Authority (Series 2006 E-2), 3.62% BANs, 12/20/2007	13,165,000
7,500,000		Indianapolis, IN, Airport Authority (Series 2007), 3.82% CP (Fortis Bank SA/NV and State Street Bank & Trust Co. LOCs), Mandatory Tender 10/10/2007	7,500,000
5,135,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.740%, 8/2/2007	3,400,000
7,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	7,100,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	6,500,000
1,330,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 3.790%, 8/2/2007	1,330,000
24,200,000		Lafayette, IN, Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.700%, 8/2/2007	24,200,000
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 3.680%, 8/2/2007	6,000,000
12,214,000		Southwest Allen County, IN Metropolitan School District (Series 2007 B), 4.00% TANs, 10/1/2007	12,216,966
4,899,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/31/2007	4,906,874
9,200,000		Whiting, IN, Environmental Facilities Revenue (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	9,200,000
10,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	10,000,000
22,600,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,600,000
22,225,000		Whiting, IN, Environmental Facilities Revenue (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,225,000
2,000,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,000,000
		TOTAL	196,281,840
		Iowa--0.5%
27,685,000		Iowa Finance Authority (Series 2006A), Weekly VRDNs (Pointe at Cedar Rapids LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/2/2007	27,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--0.7%
$11,050,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	$11,050,000
2,160,000		Junction City, KS, 5.00% BANs, 8/1/2007	2,160,000
10,000,000		Kansas Development Finance Authority (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	10,000,000
10,000,000		Lenexa, KS MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	10,000,000
4,000,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	4,000,000
2,625,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,625,000
		TOTAL	39,835,000
		Kentucky--0.6%
8,300,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	8,300,000
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.750%, 8/2/2007	4,900,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.870%, 8/2/2007	5,500,000
570,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.100%, 8/2/2007	570,000
1,325,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 3.630%, 8/2/2007	1,325,000
2,067,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.740%, 8/2/2007	2,067,000
6,725,000		Kentucky Housing Corp., (Conduit Multifamily Mortgage Revenue Bonds (Series 2006A), Weekly VRDNs (Clarksdale Rental I LP)/(PNC Bank, N.A. LOC), 3.700%, 8/2/2007	6,725,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.870%, 8/2/2007	5,740,000
1,570,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.830%, 8/2/2007	1,570,000
		TOTAL	36,697,000
		Louisiana--0.9%
5,001,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	5,001,000
11,565,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	11,565,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.760%, 8/2/2007	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips), 3.760%, 8/1/2007	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	9,000,000
11,600,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.770%, 8/1/2007	11,600,000
		TOTAL	52,266,000
		Maine--0.6%
5,300,000		Bath, ME, 4.25% BANs, 1/30/2008	5,312,844
1,700,000		Biddeford, ME, Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.690%, 8/1/2007	1,700,000
8,100,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	8,100,000
15,000,000		Maine State Housing Authority (Series D), 3.82% TOBs, Optional Tender 7/18/2008	15,000,000
3,285,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,285,000
		TOTAL	33,397,844
		Maryland--1.3%
250,000		Howard County, MD Economic Development Revenue Board (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 3.690%, 8/2/2007	250,000
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	2,495,000
5,555,000	[3,4]	Maryland Community Development Administration - Residential Revenue (PA-1432), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	5,555,000
3,630,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/1/2007	3,630,000
13,000,000		Maryland Community Development Administration - Residential Revenue (Series 2006N), 3.72% BANs, 9/12/2007	13,000,000
4,830,000	[3,4]	Maryland Community Development Administration - Residential Revenue Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	4,830,000
5,850,000		Maryland IDFA (Series 1999), 3.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2007	5,850,000
5,635,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 8/1/2007	5,635,000
6,790,000		Maryland State Economic Development Corp. (Series 2006), Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.710%, 8/3/2007	6,790,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$24,480,000	[3,4]	Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	$24,480,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/ (GTD by Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	5,730,000
		TOTAL	78,245,000
		Massachusetts--0.9%
7,729,000		Ashburnham, MA, 4.00% BANs, 7/11/2008	7,742,992
10,000,000		Massachusetts Development Finance Agency (Series 2004), 3.77% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 9/10/2007	10,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.750%, 8/2/2007	4,500,000
9,580,000	[3,4]	Massachusetts Port Authority, PUTTERs (Series 501Z), Weekly VRDNs (Delta Air Lines, Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	9,580,000
100,000		Massachusetts State Development Finance Agency (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.650%, 8/1/2007	100,000
300,000		Massachusetts State Development Finance Agency (Series 2006), Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007	300,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.730%, 8/1/2007	19,610,000
		TOTAL	51,832,992
		Michigan--0.4%
2,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.680%, 8/1/2007	2,300,000
401,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 3.690%, 8/2/2007	401,000
12,625,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	12,625,000
6,500,000		Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(GTD by Bayerische Landesbank LOC), 3.680%, 8/1/2007	6,500,000
		TOTAL	21,826,000
		Minnesota--3.8%
24,050,000	[3,4]	Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	24,050,000
17,510,000	[3,4]	Becker, MN (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	17,510,000
2,400,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,400,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	6,440,000
3,865,000		Dakota County, MN, Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	3,865,000
51,600,000		Minneapolis, MN, Healthcare System (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.620%, 8/1/2007	51,600,000
900,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	900,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	5,220,000
45,000,000		Minnesota State HFA (Series 2006K), 3.62% BANs, 11/6/2007	45,000,000
17,770,000	[3,4]	Minnesota State, P-Floats (Series EC-1059) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	17,770,000
1,700,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/3/2007	1,700,000
14,890,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	14,890,000
310,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	310,000
10,100,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	10,100,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	5,000,000
8,750,000		St. Paul, MN Housing & Redevelopment Authority (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	8,750,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/3/2007	4,000,000
		TOTAL	224,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--1.3%
$12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	$12,000,000
1,950,000		Mississippi Business Finance Corp. (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	1,950,000
2,420,000		Mississippi Business Finance Corp. (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	2,420,000
3,270,000		Mississippi Business Finance Corp. (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	3,270,000
2,955,000		Mississippi Business Finance Corp. (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	2,955,000
9,000,000		Mississippi Business Finance Corp. (Series 2006), Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.660%, 8/2/2007	9,000,000
1,020,000	[3,4]	Mississippi Home Corp. (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	1,020,000
7,500,000		Mississippi Home Corp. (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.690%, 8/2/2007	7,500,000
6,500,000		Mississippi Home Corp. (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	6,500,000
9,790,000		Mississippi Home Corp. (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	9,790,000
10,070,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.730%, 8/1/2007	10,070,000
1,435,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,435,000
6,785,000	[3,4]	Mississippi Hospital Equipment & Facilities Authority (Series 2004 FR/RI-L70), Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 3.670%, 8/1/2007	6,785,000
		TOTAL	74,695,000
		Missouri--1.4%
28,096,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	28,096,000
10,000,000		Kansas City, MO, IDA (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 3.680%, 8/2/2007	10,000,000
8,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.710%, 8/2/2007	8,250,000
2,580,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,580,000
1,540,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,540,000
21,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.730%, 8/2/2007	21,000,000
9,300,000		St. Louis, MO, IDA (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 8/1/2007	9,300,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 4.010%, 8/2/2007	1,000,000
		TOTAL	81,766,000
		Montana--0.2%
2,200,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	2,200,000
5,700,000	[3,4]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/1/2007	5,700,000
2,580,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 3.730%, 8/1/2007	2,580,000
3,055,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 3.700%, 8/2/2007	3,055,000
		TOTAL	13,535,000
		Multi State--6.5%
37,335,610	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.820%, 8/2/2007	37,335,610
46,016,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank & Trust Co. LIQs), 3.730%, 8/2/2007	46,016,000
9,425,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2006-5), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/2/2007	9,425,000
20,394,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/2/2007	20,394,000
5,183,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/2/2007	5,183,000
30,321,597	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007	30,321,597
18,299,496	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007	18,299,496
3,582,445	[3,4]	GS Pool Trust (Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	3,582,445
62,605,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 3.860%, 8/2/2007	62,605,000
76,115,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1761P), Weekly VRDNs (AMBAC, FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.880%, 8/2/2007	76,115,000
34,320,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.810%, 8/2/2007	34,320,000
43,530,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 8/2/2007	43,530,000
		TOTAL	387,127,148
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--0.3%
$2,900,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	$2,900,000
900,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	900,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	2,000,000
7,685,000	[3,4]	Nebraska Investment Finance Authority, MERLOTS (Series 1998A), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/2/2007	7,685,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	5,200,000
		TOTAL	18,685,000
		Nevada--3.8%
2,000,000		Clark County, NV Airport System, (Series B-1), 5.00% Bonds, 7/1/2008	2,020,634
11,775,000	[3,4]	Clark County, NV IDRBs, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	11,775,000
7,140,000		Clark County, NV (Series 1997A), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	7,535,000
108,800,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(GTD by Bayerische Landesbank LIQ), 3.680%, 8/1/2007	108,800,000
87,700,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 8/1/2007	87,700,000
		TOTAL	224,970,634
		New Hampshire--1.0%
25,000,000		New Hampshire Business Finance Authority (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 3.700%, 8/2/2007	25,000,000
1,115,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.760%, 8/1/2007	1,115,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.78% CP (New England Power Co.), Mandatory Tender 8/13/2007	30,000,000
970,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	970,000
720,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	720,000
		TOTAL	57,805,000
		New Jersey--2.0%
4,750,000		Allamuchy Township, NJ, 4.25% BANs, 7/23/2008	4,770,070
2,500,000		Barrington, NJ Board of Education, 4.25% GANs, 8/17/2007	2,500,585
7,094,408		Beachwood, NJ, 4.25% BANs, 8/31/2007	7,097,507
10,000,000		Hoboken, NJ, 4.25% BANs, 9/14/2007	10,005,802
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,600,067
3,560,000		Neptune Township, NJ, 4.25% BANs, 11/9/2007	3,566,113
8,505,000	[3,4]	New Jersey EDA, PUTTERs (Series 1104), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 8/2/2007	8,505,000
3,035,000	[3,4]	New Jersey EDA, School Facilities Construction Macon Trust (Series 2005H), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.640%, 8/2/2007	3,035,000
8,140,000		New Jersey Healthcare Facilities Financing Authority (Series 2002), Daily VRDNs (RWJ Healthcare Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007	8,140,000
13,140,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007	13,140,000
7,000,000		Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008	7,009,784
12,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	12,023,678
12,925,000		Newark, NJ, School Promissory Notes (Series 2007C), 4.00% BANs, 1/24/2008	12,943,065
3,090,000		Pleasantville, NJ, 4.25% BANs, 9/28/2007	3,092,174
4,588,250		Tinton Falls, NJ, 4.125% BANs, 9/6/2007	4,590,324
4,181,875		Upper Freehold Township, NJ, 4.25% BANs, 8/31/2007	4,183,697
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,792,306
		TOTAL	117,995,172
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Mexico--0.4%
$1,445,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	$1,445,000
4,060,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	4,060,000
13,861,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	13,861,000
2,625,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.860%, 8/1/2007	2,625,000
890,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	890,000
2,285,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,285,000
		TOTAL	25,166,000
		New York--1.9%
22,130,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.710%, 8/2/2007	22,130,000
1,355,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-B), Weekly VRDNs (Dexia Credit Local LIQ), 3.580%, 8/1/2007	1,355,000
19,850,000		New York State HFA (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.690%, 8/1/2007	19,850,000
13,000,000		New York State HFA (Series 2006A: 385 Third Avenue Apartments), Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.690%, 8/1/2007	13,000,000
36,145,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007	36,145,000
20,585,000	[3,4]	Westchester County, NY, IDA (MT-257), Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 8/2/2007	20,585,000
		TOTAL	113,065,000
		North Carolina--1.5%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	2,840,000
3,000,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,000,000
2,370,000		Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	2,370,000
1,725,000		Guilford County, NC Industrial Facilities & PCFA (Series 2003), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	1,725,000
11,800,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	11,800,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	2,000,000
380,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001),Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.780%, 8/3/2007	380,000
2,900,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	2,900,000
2,115,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	2,115,000
3,400,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	3,400,000
8,950,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.700%, 8/1/2007	8,950,000
3,300,000		North Carolina Capital Facilities Finance Agency (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 3.670%, 8/2/2007	3,300,000
3,695,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,695,000
16,435,000	[3,4]	North Carolina State, P-Floats (Series EC-1063), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	16,435,000
18,050,000	[3,4]	North Carolina State, P-Floats (Series EC-1138), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	18,050,000
		TOTAL	89,560,000
		North Dakota--0.0%
1,700,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.730%, 8/2/2007	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--2.3%
$2,100,000		Ashland, OH, 4.25% BANs, 5/22/2008	$2,108,646
4,750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.680%, 8/2/2007	4,750,000
5,915,000		Hamilton, OH, MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.690%, 8/2/2007	5,915,000
4,250,000		Mahoning County, OH, IDA (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	4,250,000
5,450,000		Marion County, OH, MFH (Series 2006), Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 3.680%, 8/2/2007	5,450,000
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 3.760%, 8/2/2007	6,250,000
30,000,000		Ohio HFA (Series 2005D), Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.690%, 8/1/2007	30,000,000
59,000,000		Ohio HFA (Series I), Weekly VRDNs (GNMA COL)/(Citibank N.A., New York LIQ), 3.670%, 8/1/2007	59,000,000
1,310,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,310,000
2,700,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.700%, 8/2/2007	2,700,000
2,657,500		Ross County, OH (Series A), 4.25% BANs, 5/29/2008	2,668,054
7,000,000		Toledo-Lucas County, OH Port Authority (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.680%, 8/2/2007	7,000,000
4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/ (ABN AMRO Bank NV, Amsterdam LOC), 3.690%, 8/2/2007	4,000,000
3,400,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 3.740%, 8/1/2007	3,400,000
		TOTAL	138,801,700
		Oklahoma--0.5%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	5,650,000
17,374,624	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	17,374,624
7,500,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 3.730%, 8/1/2007	7,500,000
		TOTAL	30,524,624
		Oregon--0.6%
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	12,665,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	10,000,000
		TOTAL	32,665,000
		Pennsylvania--3.7%
1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	1,000,000
900,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.690%, 8/1/2007	900,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.835%, 8/1/2007	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.820%, 8/1/2007	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	10,000,000
12,600,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank & Trust Co. and WestLB AG LIQs), 3.700%, 8/2/2007	12,600,000
50,000,000		Pennsylvania State Higher Education Assistance Agency, Student Loan Adjustable Rate Revenue Bonds (2007 Series A), Weekly VRDNs (AMBAC INS)/(Morgan Stanley Bank LIQ), 3.700%, 8/1/2007	50,000,000
78,760,000		Philadelphia, PA Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/1/2007	78,760,000
		TOTAL	220,960,000
		Puerto Rico--0.3%
19,995,000	[3,4]	Puerto Rico Infrastructure Financing Authority (Series 2000-483), Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.630%, 8/2/2007	19,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.3%
$10,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	$10,026,520
3,390,000		Rhode Island Industrial Facilities Corp. (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.750%, 8/2/2007	3,390,000
6,900,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 3.720%, 8/1/2007	6,900,000
		TOTAL	20,316,520
		South Carolina--2.0%
12,550,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	12,550,000
23,600,000		Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	23,600,000
24,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	24,000,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	24,800,000
1,525,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.690%, 8/3/2007	1,525,000
50,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.920%, 8/1/2007	50,000
2,300,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.690%, 8/1/2007	2,300,000
300,000		South Carolina Jobs-EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co. LOC), 3.710%, 8/2/2007	300,000
6,000,000		South Carolina Jobs-EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.670%, 8/2/2007	6,000,000
4,000,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2007	4,000,000
2,070,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	2,070,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	10,300,000
		TOTAL	117,095,000
		South Dakota--0.7%
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 3.680%, 8/2/2007	4,000,000
10,485,000	[3,4]	South Dakota Housing Development Authority (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	10,485,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,115,960
		TOTAL	40,600,960
		Tennessee--2.4%
15,315,000		Chattanooga, TN Health & Housing Facility Board (Series 2004-A), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.640%, 8/2/2007	15,315,000
1,300,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	1,300,000
1,575,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	1,575,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	3,000,000
44,100,000		Loudon, TN, IDB Solid Waste Disposal (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.700%, 8/2/2007	44,100,000
2,545,000		Metropolitan Government Nashville & Davidson County, TN, IDB (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC), 3.630%, 8/1/2007	2,545,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.730%, 8/2/2007	9,400,000
9,710,000	[3,4]	Tennessee Energy Acquisition Corp. (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.670%, 8/2/2007	9,710,000
38,770,000	[3,4]	Tennessee Energy Acquisition Corp. (PT-3646), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	38,770,000
10,000,000	[3,4]	Tennessee Energy Acquisition Corp. (P-Floats)/(Series EC-1147) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/2/2007	10,000,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.730%, 8/1/2007	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.830%, 8/2/2007	7,000,000
		TOTAL	143,560,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--19.8%
$4,945,000	[3,4]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(GTD by WestLB AG LOC), 3.720%, 8/2/2007	$4,945,000
42,500,000		Brazos Harbor, TX, IDC (Series 2006), Weekly VRDNs (BASF Corp.), 3.740%, 8/1/2007	42,500,000
45,750,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.680%, 8/1/2007	45,750,000
12,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.750%, 8/1/2007	12,400,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007	28,500,000
5,035,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 3.750%, 8/1/2007	5,035,000
2,100,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	2,100,000
2,950,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	2,950,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	9,000,000
2,715,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,715,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	3,915,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	7,150,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	4,995,000
3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	3,000,000
9,400,000		DeSoto, TX Housing Finance Corp. (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.690%, 8/2/2007	9,400,000
7,435,000		East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,435,000
22,000,000		First Rio Grande, TX Regional Water Authority Economic Development Corp. (Series 2007), Weekly VRDNs (Rio Grande Valley Sugar Growers, Inc.)/ (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	22,000,000
23,000,000		Gulf Coast, TX, IDA (Series 1999), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.740%, 8/1/2007	23,000,000
4,135,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.740%, 8/1/2007	4,135,000
11,250,000		Gulf Coast, TX, IDA Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	11,250,000
12,000,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	12,000,000
22,300,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	22,300,000
3,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	3,500,000
23,900,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	23,900,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	15,000,000
22,930,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,930,000
20,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Weekly VRDNs (American Acryl LP)/(Citibank N.A., New York LOC), 3.700%, 8/2/2007	20,000,000
6,070,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	6,070,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	25,000,000
24,980,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	24,980,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 3.950%, 8/2/2007	7,000,000
18,800,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	18,800,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	10,700,000
26,150,000		Harris County, TX, HFDC (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 3.600%, 8/1/2007	26,150,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,000,000
9,560,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	9,560,000
45,200,000		Houston, TX Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.680%, 8/1/2007	45,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	$6,930,000
4,730,000		Houston, TX Housing Finance Corp. (Series 2005), Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC), 3.700%, 8/1/2007	4,730,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	3,500,000
5,000,000		Port Arthur Navigation District, TX IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	15,000,000
50,000,000		Port of Corpus Christi, TX IDC (Series 2006), Daily VRDNs (CITGO Petroleum Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.740%, 8/1/2007	50,000,000
20,000,000		Port of Corpus Christi, TX IDC (Series 2007), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.740%, 8/1/2007	20,000,000
29,500,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.700%, 8/2/2007	29,500,000
2,500,000		Saginaw, TX IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	2,500,000
10,010,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	10,010,000
7,000,000	[3,4]	San Antonio, TX ISD (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	7,000,000
13,325,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1439), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	13,325,000
50,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1462), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	50,000,000
155,055,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1463), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	155,055,000
75,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1476), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	75,000,000
29,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PT-3785), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	29,995,000
2,555,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I MERLOTS (Series 2007-C7), Daily VRDNs (Bank of New York LIQ), 3.690%, 8/1/2007	2,555,000
25,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/2/2007	25,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	10,000,000
6,985,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-1347), Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/2/2007	6,985,000
3,100,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	3,100,000
5,125,000		Texas State Department of Housing & Community Affairs (Series 2006), Weekly VRDNs (Champions Crossing Apartments)/(FNMA LOC), 3.670%, 8/2/2007	5,125,000
5,015,000		Texas State Department of Housing & Community Affairs (Series 2006), Weekly VRDNs (Red Hills Villas)/(FNMA LOC), 3.670%, 8/2/2007	5,015,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.830%, 8/2/2007	13,400,000
2,420,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,420,000
50,000,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	50,025,977
3,500,000		Waco, TX Industrial Development Corp. (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Regions Bank, Alabama LOC), 3.760%, 8/2/2007	3,500,000
3,850,000		Waxahachie, TX IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,850,000
		TOTAL	1,174,885,977
		Utah--0.4%
17,500,000		Murray City, Utah Hospital Revenue (Series 2005C), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank N.A., New York LIQ), 3.630%, 8/2/2007	17,500,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.790%, 8/2/2007	4,000,000
		TOTAL	21,500,000
		Vermont--0.1%
4,375,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	4,375,000
2,025,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,025,000
1,200,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,200,000
		TOTAL	7,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--4.0%
$4,400,000		Danville, VA IDA (Series 1997), Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2007	$4,400,000
5,540,000		Fairfax County, VA EDA (Series 1996), Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	5,540,000
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.98% CP (Virginia Electric & Power Co.), Mandatory Tender 10/23/2007	34,300,000
3,165,000		Hampton, VA IDA (Series 1998), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,165,000
4,500,000		Hanover County, VA IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	4,500,000
1,650,000		Henrico County, VA EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC), 3.670%, 8/1/2007	1,650,000
3,125,000		Madison County, VA IDA (Series 1998), Weekly VRDNs (Madison Wood Preservers, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,125,000
15,400,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	15,400,000
5,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 9/4/2007	5,000,000
5,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	5,000,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	19,000,000
8,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.80% CP (Bank of America N.A. LOC), Mandatory Tender 8/15/2007	8,000,000
43,000,000		Metropolitan Washington, DC Airports Authority (Subseries A), 3.77% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 9/24/2007	43,000,000
3,250,000		New Kent County, VA (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,250,000
5,695,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	5,695,000
5,370,000		Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	5,370,000
5,325,000		Prince William County, VA IDA (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 3.680%, 8/1/2007	5,325,000
3,895,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,895,000
28,430,000	[3,4]	Virginia State Housing Development Authority (PA -1433), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	28,430,000
4,950,000	[3,4]	Virginia State Housing Development Authority, Class A Certificates (Series 7019), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	4,950,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	5,285,000
22,655,000	[3,4]	Virginia State, P-Floats (Series EC-1065), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	22,655,000
2,300,000		Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	2,300,000
		TOTAL	239,235,000
		Washington--2.7%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	6,980,000
9,000,000		Pierce County, WA Economic Development Corp. (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.900%, 8/2/2007	9,000,000
4,205,000		Port of Pasco, WA Economic Development Corp. (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.740%, 8/2/2007	4,205,000
4,995,000	[3,4]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.700%, 8/2/2007	4,995,000
8,425,000		Port of Seattle, WA (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.700%, 8/1/2007	8,425,000
12,330,000	[3,4]	Port of Seattle, WA, Eagles (Series 2007-0028), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	12,330,000
7,530,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	7,530,000
3,935,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,935,000
5,000,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	5,000,000
5,825,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2007-C13), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	5,825,000
4,450,000	[3,4]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	4,450,000
4,320,000	[3,4]	Port of Seattle, WA (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	4,320,000
12,850,000		Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	12,850,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 3.690%, 8/2/2007	11,500,000
9,880,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	9,880,000
6,825,000		Washington State EDFA (Series 2000H), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/1/2007	6,825,000
5,740,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.660%, 8/1/2007	5,740,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.690%, 8/1/2007	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$1,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	$1,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	1,000,000
4,950,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/1/2007	4,950,000
4,865,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/1/2007	4,865,000
5,890,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/1/2007	5,890,000
1,800,000		Washington State Housing Finance Commission (Series 1995), Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.700%, 8/2/2007	1,800,000
3,590,000		Washington State Housing Finance Commission (Series 1996), Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 3.690%, 8/2/2007	3,590,000
4,825,000		Washington State Housing Finance Commission (Series 1996: Larkin Apartments), Weekly VRDNs (Hamilton Place Apartments, LP)/ (FNMA LOC), 3.690%, 8/2/2007	4,825,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.690%, 8/2/2007	5,350,000
		TOTAL	162,935,000
		West Virginia--1.8%
800,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.730%, 8/1/2007	800,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.82% CP (Virginia Electric & Power Co.), Mandatory Tender 8/13/2007	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.87% CP (Virginia Electric & Power Co.), Mandatory Tender 8/7/2007	4,000,000
3,100,000		Marion County, WV County Commission (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.720%, 8/1/2007	3,100,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	3,760,000
21,340,000	[3,4]	West Virginia Housing Development Fund (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	21,340,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 3.75% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 10/11/2007	39,100,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 3.75% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 10/23/2007	23,000,000
		TOTAL	105,100,000
		Wisconsin--3.0%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.860%, 8/2/2007	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.860%, 8/2/2007	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.710%, 8/1/2007	800,000
1,720,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.730%, 8/2/2007	1,720,000
2,300,000		Milwaukee, WI (Series 1997), 3.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2007	2,300,000
9,000,000	[3,4]	West Allis, WI (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	9,000,000
4,085,000	[3,4]	Wisconsin Housing & EDA (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	4,085,000
16,380,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	16,380,000
56,020,000		Wisconsin Housing & EDA (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.680%, 8/2/2007	56,020,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 3.680%, 8/1/2007	5,000,000
16,855,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	16,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$16,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	$16,100,000
8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/2/2007	8,520,000
1,790,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank N.A., New York LIQ), 3.700%, 8/2/2007	1,790,000
23,605,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), 3.78% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008	23,605,000
		TOTAL	175,675,000
		TOTAL MUNICIPAL INVESTMENTS--105.1% (AT AMORTIZED COST) [5]	6,240,943,911
		OTHER ASSETS AND LIABILITIES - NET--(5.1)%	(304,518,633)
		TOTAL NET ASSETS--100%	$5,936,425,278

Securities that are subject to the federal alternative minimum tax (AMT) represent 71.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.4%	2.6%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $2,157,102,272, which represented 36.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $2,157,102,272, which represented 36.3% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CALSTRS	--California State Teachers' Retirement System
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	51.6%
Variable Rate Demand Instruments	41.9%
Bank Instruments	6.5%
Repurchase Agreements	1.9%
Other Assets and Liabilities--Net [2]	(1.9)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.1%
8-30 Days	27.5%
31-90 Days	19.1%
91-180 Days	5.0%
181 Days or more	11.2%
Other Assets and Liabilities--Net [2]	(1.9)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.5%
		Finance - Automotive--0.8%
$11,116,330	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$11,116,330
27,238,333	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	27,238,333
9,754,937	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	9,754,937
17,607,843		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	17,607,843
		TOTAL	65,717,443
		Finance - Retail--1.7%
28,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	28,000,000
55,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	55,000,000
63,000,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	63,000,000
		TOTAL	146,000,000
		TOTAL ASSET-BACKED SECURITIES	211,717,443
		CERTIFICATES OF DEPOSIT--6.5%
		Banking--6.5%
100,000,000		Barclays Bank PLC, 5.310% - 5.420%, 8/3/2007 - 2/15/2008	100,000,000
40,000,000		Citizens Bank of Massachusetts, 5.315%, 8/9/2007	40,000,000
204,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	203,999,315
25,000,000		Mizuho Corporate Bank Ltd., 5.310%, 8/28/2007	25,000,000
115,000,000		Societe Generale, Paris, 5.225% - 5.420%, 10/9/2007 - 7/10/2008	114,990,567
55,000,000		Toronto Dominion Bank, 5.505%, 8/3/2007	55,000,196
		TOTAL CERTIFICATES OF DEPOSIT	538,990,078
		COLLATERALIZED LOAN AGREEMENTS--20.8%
		Banking--9.7%
68,000,000		BNP Paribas Securities Corp., 5.485%, 8/1/2007	68,000,000
390,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/27/2007	390,000,000
300,000,000		Fortis Bank SA/NV, 5.425%, 8/1/2007	300,000,000
50,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	50,000,000
		TOTAL	808,000,000
		Brokerage--9.9%
400,000,000		Citigroup Global Markets, Inc., 5.475%, 8/1/2007	400,000,000
225,000,000		Goldman Sachs & Co., 5.475%, 8/1/2007	225,000,000
200,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.340% - 5.475%, 8/3/2007 - 9/25/2007	200,000,000
		TOTAL	825,000,000
		Finance - Securities--1.2%
100,000,000		Greenwich Capital Markets, Inc., 5.320%, 8/31/2007	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,733,000,000
		COMMERCIAL PAPER--19.5% [3]
		Banking--1.9%
82,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.240% - 5.270%, 8/1/2007 - 10/1/2007	81,590,550
79,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.280%, 10/3/2007 - 10/5/2007	78,269,649
		TOTAL	159,860,199
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Automotive--6.7%
$190,922,000		DRAC LLC, A1+/P1 Series, 5.240% - 5.280%, 8/3/2007 - 8/20/2007	$190,711,304
40,000,000		DRAC LLC, A1/P1 Series, 5.290%, 8/20/2007	39,888,322
192,026,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.260%, 8/13/2007 - 1/16/2008	190,171,031
133,747,000		FCAR Auto Loan Trust, A1/P1 Series, 5.190% - 5.280%, 8/15/2007 - 9/24/2007	133,003,826
		TOTAL	553,774,483
		Finance - Commercial--1.1%
28,500,000		CIT Group, Inc., 5.210%, 10/24/2007	28,153,535
68,050,000	[1,2]	Versailles CDS LLC, 5.280%, 8/16/2007 - 8/20/2007	67,885,623
		TOTAL	96,039,158
		Finance - Retail--2.1%
125,000,000	[1,2]	Paradigm Funding LLC, 5.205% - 5.210%, 8/6/2007 - 8/13/2007	124,858,948
50,000,000	[1,2]	Sheffield Receivables Corp., 5.290%, 8/1/2007	50,000,000
		TOTAL	174,858,948
		Finance - Securities--5.6%
25,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 8/27/2007	24,904,486
25,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	24,992,764
75,000,000	[1,2]	KLIO II Funding Ltd., 5.330%, 9/20/2007	74,444,444
110,000,000	[1,2]	Perry Global Funding LLC Series A, 5.225%, 8/22/2007	109,664,729
100,000,000	[1,2]	Scaldis Capital LLC, 5.280%, 8/7/2007	99,912,000
25,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	25,000,000
106,451,000	[1,2]	Three Rivers Funding Corp., 5.265% - 5.290%, 8/6/2007 - 10/25/2007	105,712,507
		TOTAL	464,630,930
		Pharmaceuticals and Health Care--2.1%
175,000,000	[1,2]	AstraZeneca PLC, 5.215% - 5.280%, 8/22/2007 - 1/10/2008	173,174,903
		TOTAL COMMERCIAL PAPER	1,622,338,621
		CORPORATE BONDS--0.9%
		Finance - Retail--0.9%
76,000,000	[1,2]	SLM Corp., 5.320% - 5.440%, 1/25/2008 - 4/14/2008	76,010,572
		CORPORATE NOTES--7.5%
		Banking--4.1%
120,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	120,000,000
50,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	50,000,000
50,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	50,000,000
25,000,000		First Tennessee Bank, N.A., 3.822%, 1/18/2008	24,812,767
42,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	42,000,000
53,000,000		UBS AG, 5.400% - 5.450%, 11/28/2007 - 12/28/2007	53,000,000
		TOTAL	339,812,767
		Finance - Securities--3.4%
80,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350% - 5.400%, 5/21/2008 - 6/16/2008	80,000,000
202,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 10/18/2007 - 8/5/2008	202,000,000
		TOTAL	282,000,000
		TOTAL CORPORATE NOTES	621,812,767
		LOAN PARTICIPATION--0.4%
		Chemicals--0.4%
31,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.340%, 8/29/2007	31,000,000
Principal Amount			Value
		NOTES - VARIABLE--41.9% [5]
		Banking--19.3%
$3,700,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	$3,700,000
3,780,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	3,780,000
4,355,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	4,355,000
2,901,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,901,000
3,640,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	3,640,000
1,440,000		Alabama State IDA, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,440,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 5.500%, 8/2/2007	2,000,000
530,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 5.370%, 8/2/2007	530,000
2,415,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,415,000
7,540,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.410%, 8/2/2007	7,540,000
3,155,000		B & H Holdings LLC, (RBC Centura Bank LOC), 5.370%, 8/2/2007	3,155,000
2,445,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.490%, 8/3/2007	2,445,000
5,000,000		BNP Paribas SA, 5.300%, 10/3/2007	4,999,649
3,748,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,748,000
25,000,000	[1,2]	Bank of New York Mellon Corp., 5.380%, 8/27/2007	25,000,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC), 5.250%, 8/1/2007	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	7,690,000
825,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 8/2/2007	825,000
1,750,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	1,750,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 8/3/2007	895,000
4,905,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.420%, 8/2/2007	4,905,000
5,775,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.470%, 8/2/2007	5,775,000
630,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	630,000
5,780,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.370%, 8/1/2007	5,780,000
2,225,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,225,000
8,625,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 5.390%, 8/2/2007	8,625,000
32,044,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	32,044,000
104,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	104,000
1,553,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,553,000
2,356,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,356,000
8,400,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	8,400,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	3,350,000
3,500,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.390%, 8/1/2007	3,500,000
6,040,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	6,040,000
15,000,000		Comerica Bank, 5.340%, 8/1/2007	15,000,135
14,100,000		Cook County, IL, Series 2002 A, 5.340%, 8/1/2007	14,100,000
27,120,000		Covington, KY Industrial Building Revenue Bonds, Series 2005-A, (Wachovia Bank N.A. LOC), 5.380%, 8/2/2007	27,120,000
100,000,000	[1,2]	Credit Agricole S.A., 5.330%, 9/24/2007	100,000,000
50,000,000		Credit Suisse, Zurich, 5.330%, 8/27/2007	50,000,000
4,300,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,300,000
5,380,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.390%, 8/2/2007	5,380,000
170,000,000	[1,2]	DePfa Bank PLC, 5.420%, 9/17/2007	170,000,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 8/2/2007	15,500,000
3,460,000		Duncan Machinery Movers, Inc., (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	3,460,000
1,585,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 5.350%, 8/1/2007	1,585,000
4,630,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 5.370%, 8/2/2007	4,630,000
875,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	875,000
2,695,000		Equity Development Corp., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,695,000
6,300,000		Erwin Marine Sales, Inc., (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	6,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$353,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	$353,000
1,750,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 5.370%, 8/3/2007	1,750,000
635,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 5.410%, 8/1/2007	635,000
5,505,000		Freeport, IL, (U.S. Bank, N.A. LOC), 5.360%, 8/2/2007	5,505,000
1,910,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	1,910,000
1,680,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	1,680,000
3,300,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 5.360%, 8/1/2007	3,300,000
3,705,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	3,705,000
1,355,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.420%, 8/2/2007	1,355,000
1,905,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.420%, 8/2/2007	1,905,000
153,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	153,000,000
159,900,000		HBOS Treasury Services PLC, 5.390% - 5.430%, 8/1/2007 - 9/24/2007	159,900,000
23,450,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	23,450,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.490%, 8/3/2007	8,055,000
7,995,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	7,995,000
4,290,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	4,290,000
4,995,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	4,995,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	3,085,000
5,965,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	5,965,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.360%, 8/2/2007	15,000,000
32,500,000		JPMorgan Chase & Co., 5.310%, 8/2/2007	32,500,000
3,535,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.350%, 8/2/2007	3,535,000
7,000,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	7,000,000
3,790,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.370%, 8/2/2007	3,790,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 5.330%, 8/2/2007	830,000
2,575,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	2,575,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS, Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	5,000,000
2,215,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.420%, 8/3/2007	2,215,000
1,700,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	1,700,000
7,600,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	7,600,000
780,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 5.420%, 8/2/2007	780,000
3,000,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 5.350%, 8/1/2007	3,000,000
1,160,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.320%, 8/2/2007	1,160,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	1,130,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	2,835,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 5.440%, 8/1/2007	2,565,000
3,400,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	3,400,000
13,805,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 5.470%, 8/7/2007	13,805,000
1,795,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 5.370%, 8/2/2007	1,795,000
3,745,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,745,000
1,800,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,800,000
6,210,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.420%, 8/2/2007	6,210,000
7,180,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.340%, 8/2/2007	7,180,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 8/10/2007	55,000,000
599,000		Sandridge Food Corp., (National City Bank LOC), 5.380%, 8/2/2007	599,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	3,110,000
1,395,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,395,000
4,930,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 5.350%, 8/1/2007	4,930,000
3,990,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 8/2/2007	3,990,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$3,805,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	$3,805,000
6,865,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2007	6,865,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 8/13/2007	50,000,000
2,175,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	2,175,000
1,990,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	1,990,000
1,640,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	1,640,000
30,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.360%, 9/28/2007	30,000,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2007-1, (GTD by Wachovia Corp.), 5.360%, 9/15/2007	20,000,000
2,465,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	2,465,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	2,595,000
940,000		VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 5.370%, 8/2/2007	940,000
550,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 5.370%, 8/2/2007	550,000
3,345,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	3,345,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	4,055,000
6,130,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	6,130,000
85,000,000		Wells Fargo & Co., 5.380%, 8/2/2007	85,000,000
14,300,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 8/2/2007	14,300,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.420%, 9/11/2007	50,000,000
930,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	930,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.400%, 8/2/2007	2,485,000
		TOTAL	1,604,312,784
		Brokerage--7.9%
40,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	40,000,576
35,000,000		Goldman Sachs Group, Inc., 5.340%, 8/2/2007	35,000,000
81,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300%, 8/20/2007	81,000,000
78,000,000		Merrill Lynch & Co., Inc., 5.342% - 5.400%, 8/6/2007 - 11/22/2007	78,000,000
400,500,000		Morgan Stanley, 5.360% - 5.445%, 8/1/2007 - 8/27/2007	400,500,560
25,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	25,000,000
		TOTAL	659,501,136
		Finance - Commercial--2.6%
20,000,000		CIT Group, Inc., 5.430%, 8/24/2007	20,000,848
5,350,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 5.370%, 8/2/2007	5,350,000
193,500,000	[1,2]	General Electric Capital Corp., 5.445%, 8/17/2007	193,500,000
		TOTAL	218,850,848
		Finance - Retail--2.7%
100,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/9/2007 - 8/10/2007	99,992,895
125,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.290%, 8/21/2007 - 8/23/2007	124,990,902
		TOTAL	224,983,797
		Finance - Securities--5.2%
239,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.315% - 5.340%, 8/1/2007 - 11/15/2007	238,978,945
20,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	19,994,000
170,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.310% - 5.480%, 8/1/2007 - 8/9/2007	170,006,426
		TOTAL	428,979,371
		Government Agency--0.3%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 5.370%, 8/2/2007	19,000,000
3,725,000		Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 5.420%, 8/2/2007	3,725,000
925,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 8/2/2007	925,000
		TOTAL	23,650,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Insurance--3.9%
$20,000,000		Genworth Life Insurance Co., 5.450%, 9/4/2007	$20,000,000
25,000,000		Hartford Life Insurance Co., 5.526% - 5.530%, 8/1/2007 - 9/4/2007	25,000,000
72,000,000	[1,2]	MBIA Global Funding LLC, 5.28% - 5.310%, 8/14/2007 - 8/21/2007	72,002,710
45,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 8/17/2007 - 9/28/2007	45,000,000
45,000,000		Metropolitan Life Insurance Co., 5.456% - 5.460%, 8/1/2007 - 10/2/2007	45,000,000
35,000,000		Monumental Life Insurance Co., 5.430% - 5.500%, 8/1/2007 - 8/31/2007	35,000,000
40,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/24/2007	40,000,000
22,000,000	[1,2]	Pacific Life Global Funding, 5.340% - 5.390%, 8/6/2007 - 10/9/2007	22,000,055
25,000,000		Transamerica Occidental Life Insurance Co., 5.500%, 10/2/2007	25,000,000
		TOTAL	329,002,765
		TOTAL NOTES - VARIABLE	3,489,280,701
		REPURCHASE AGREEMENT--1.9%
159,329,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	159,329,000
		TOTAL INVESTMENTS--101.9% (AT AMORTIZED COST) [6]	8,483,479,182
		OTHER ASSETS AND LIABILITIES - NET--(1.9)%	(158,259,034)
		TOTAL NET ASSETS--100%	$8,325,220,148

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $3,222,997,284, which represented 38.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $3,139,648,621 which represented 37.7% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	57.3%
Variable Rate Demand Instruments	33.4%
Bank Instruments	7.6%
Repurchase Agreements	2.5%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.0%
8-30 Days	24.7%
31-90 Days	14.3%
91-180 Days	5.0%
181 Days or more	11.8%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.0%
		Finance - Automotive--0.6%
$4,042,302	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$4,042,302
13,619,166	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	13,619,166
6,503,291	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	6,503,291
		TOTAL	24,164,759
		Finance - Equipment--0.0%
751,793		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	751,793
938,525		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	938,525
		TOTAL	1,690,318
		Finance - Retail--3.4%
28,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	28,000,000
35,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 5.300%, 5/17/2008	35,000,000
13,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	13,000,000
29,500,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	29,500,000
5,500,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	5,500,000
40,000,000	[1,2]	WST Trust Series 2007-1G, Class A1, 5.330%, 5/21/2008	40,000,000
		TOTAL	151,000,000
		TOTAL ASSET-BACKED SECURITIES	176,855,077
		BANKERS ACCEPTANCE--0.3%
		Banking--0.3%
15,000,000		Bank of America N.A., 5.320%, 8/29/2007	15,000,000
		CERTIFICATES OF DEPOSIT--7.3%
		Banking--7.3%
100,000,000		Barclays Bank PLC, 5.300% - 5.420%, 8/3/2007 - 2/15/2008	100,000,000
90,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	90,000,000
40,000,000		HBOS Treasury Services PLC, 5.310%, 5/22/2008	40,000,000
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.329%, 11/27/2007	9,997,808
20,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	20,000,000
40,000,000		Toronto Dominion Bank, 5.505%, 8/3/2007	40,000,143
25,000,000		Wilmington Trust Co., 5.325%, 10/19/2007	24,999,729
		TOTAL CERTIFICATES OF DEPOSIT	324,997,680
		COLLATERALIZED LOAN AGREEMENTS--28.3%
		Banking--14.8%
100,000,000		Credit Suisse First Boston LLC, 5.455% - 5.475%, 8/1/2007	100,000,000
205,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/27/2007	205,000,000
100,000,000		Greenwich Capital Markets, Inc., 5.475%, 8/1/2007	100,000,000
25,000,000		HSBC Securities (USA), Inc., 5.475%, 8/1/2007	25,000,000
25,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	25,000,000
100,000,000		RBC Capital Markets Corp., 5.521%, 8/1/2007	100,000,000
100,000,000		WAMU Capital Corp., 5.435%, 8/1/2007	100,000,000
		TOTAL	655,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--13.5%
$107,000,000		Bear Stearns & Co., Inc., 5.495%, 8/1/2007	$107,000,000
200,000,000		Citigroup Global Markets, Inc., 5.475%, 8/1/2007	200,000,000
70,000,000		Goldman Sachs & Co., 5.425% - 5.445%, 10/10/2007	70,000,000
85,000,000		Lehman Brothers, Inc., 5.475% - 5.525%, 8/1/2007 - 8/30/2007	85,000,000
75,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.340% - 5.350%, 8/3/2007 - 9/10/2007	75,000,000
60,000,000		Morgan Stanley & Co., Inc., 5.465% - 5.475%, 8/1/2007	60,000,000
		TOTAL	597,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,252,000,000
		COMMERCIAL PAPER--15.4% [3]
		Banking--2.5%
25,000,000		Citigroup Funding, Inc., 5.240%, 8/21/2007	24,927,222
20,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.270%, 10/1/2007	19,821,406
25,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 5.240%, 8/14/2007	24,952,694
25,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.285%, 8/7/2007	24,977,979
15,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 5.125%, 10/5/2007	14,861,198
		TOTAL	109,540,499
		Finance - Automotive--4.5%
168,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.210% - 5.260%, 8/13/2007 - 1/16/2008	166,252,600
34,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.210%, 8/20/2007 - 9/24/2007	33,810,269
		TOTAL	200,062,869
		Finance - Retail--3.5%
25,000,000	[1,2]	Alpine Securitization Corp., 5.280%, 8/20/2007	24,930,333
25,000,000	[1,2]	Chariot Funding LLC, 5.280%, 8/15/2007	24,948,667
80,310,000		Countrywide Financial Corp., 5.280% - 5.290%, 8/30/2007 - 10/11/2007	79,628,819
25,000,000	[1,2]	Paradigm Funding LLC, 5.205%, 8/9/2007	24,971,083
		TOTAL	154,478,902
		Finance - Securities--2.8%
15,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	14,995,658
50,000,000	[1,2]	Scaldis Capital LLC, 5.280%, 8/7/2007	49,956,000
10,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	10,000,000
50,000,000	[1,2]	Three Rivers Funding Corp., 5.290%, 8/3/2007	49,985,306
		TOTAL	124,936,964
		Pharmaceuticals and Health Care--2.1%
95,000,000	[1,2]	AstraZeneca PLC, 5.265% - 5.280%, 8/14/2007 - 9/20/2007	94,525,975
		TOTAL COMMERCIAL PAPER	683,545,209
		CORPORATE BONDS--1.2%
		Finance-Retail--1.0%
45,000,000	[1,2]	SLM Corp., 5.320%, 4/14/2008 - 5/12/2008	45,000,000
		Retail--0.2%
10,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	10,048,092
		TOTAL CORPORATE BONDS	55,048,092
		CORPORATE NOTES--6.7%
		Banking--2.3%
35,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/9/2008	35,000,000
15,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	15,000,000
15,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	15,000,000
22,500,000		Toronto Dominion Bank, 5.420%, 12/12/2007	22,500,000
17,000,000		UBS AG, 5.400%, 11/28/2007	17,000,000
		TOTAL	104,500,000
Principal Amount			Value
		CORPORATE NOTES--continued
		Brokerage--1.6%
$70,000,000		Goldman Sachs Group, Inc., 5.390% - 5.495%, 12/18/2007 - 1/16/2008	$70,000,000
		Finance - Securities--2.8%
45,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008 - 6/2/2008	44,997,984
78,250,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 10/18/2007 - 8/5/2008	78,250,000
		TOTAL	123,247,984
		TOTAL CORPORATE NOTES	297,747,984
		LOAN PARTICIPATION--1.7%
		Chemicals--0.6%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.340%, 8/29/2007	25,000,000
		Miscellaneous--1.1%
50,000,000		Cargill, Inc., 5.310% - 5.320%, 8/6/2007 - 8/23/2007	50,000,000
		TOTAL LOAN PARTICIPATION	75,000,000
		NOTES - VARIABLE--33.4% [4]
		Banking--18.7%
2,700,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,700,000
911,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.380%, 8/2/2007	911,000
9,210,000		Atlanta, GA Development Authority, Panther Place, (Series 2007-B), (GTD by MBAC Financial Group, Inc.), 5.320%, 8/2/2007	9,210,000
108,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.330% - 5.340%, 8/23/2007 - 9/5/2007	108,000,000
11,705,000		BBN Holdings LLC, (Series 2004), (RBC Centura Bank LOC), 5.350%, 8/2/2007	11,705,000
1,810,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 5.350%, 8/2/2007	1,810,000
62,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.350%, 8/20/2007 - 8/27/2007	62,000,000
602,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	602,000
7,870,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	7,870,000
45,000,000	[1,2]	Bank of Ireland, 5.310% - 5.356%, 8/20/2007 - 11/15/2007	45,000,000
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by MBAC Financial Group, Inc.), 5.250%, 8/1/2007	1,950,000
5,680,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.370%, 8/2/2007	5,680,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 8/3/2007	895,000
3,685,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.420%, 8/2/2007	3,685,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 5.370%, 8/2/2007	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 5.370%, 8/2/2007	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 8/24/2007	45,000,000
95,000,000	[1,2]	Credit Agricole SA, 5.330% - 5.350%, 8/23/2007 - 9/24/2007	95,000,000
2,345,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 5.350%, 8/2/2007	2,345,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC), 5.490%, 8/2/2007	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.420%, 9/17/2007	3,999,995
10,000,000		Development Authority of Gordon County, GA, (Series 2005), Faus Group Inc., (RBC Centura Bank LOC), 5.340%, 8/2/2007	10,000,000
21,520,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 5.320%, 8/2/2007	21,520,000
4,905,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	4,905,000
735,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	735,000
1,065,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,065,000
18,000,000	[1,2]	HBOS Treasury Services PLC, 5.310%, 8/9/2007	18,000,000
3,000,000		HBOS Treasury Services PLC, 5.430%, 9/24/2007	3,000,222
4,060,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	4,060,000
4,950,000		Headquarters Partnership Ltd.,(Series 2001), (National Australia Bank Ltd., Melbourne LOC), 5.320%, 8/2/2007	4,950,000
16,910,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.390%, 8/2/2007	16,910,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.360%, 8/2/2007	20,000,000
9,445,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	9,445,000
1,635,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/3/2007	1,635,000
5,300,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.350%, 8/2/2007	5,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,968,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	$2,968,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,000,000
225,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	225,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 8/7/2007	136,000,000
9,700,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	9,700,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 5.380%, 8/2/2007	3,000,000
768,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	768,000
3,915,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 5.300%, 8/2/2007	3,915,000
5,450,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 5.320%, 8/2/2007	5,450,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 8/1/2007	46,000,084
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 8/2/2007	10,000,000
320,000		Sandridge Food Corp., (National City Bank LOC), 5.380%, 8/2/2007	320,000
20,000,000	[1,2]	Societe Generale, Paris, 5.310%, 8/2/2007	20,000,000
800,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	800,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	2,600,000
715,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.350%, 8/2/2007	715,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	36,000,000
		TOTAL	827,349,301
		Brokerage--5.0%
20,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	20,000,288
15,000,000		Goldman Sachs Group, Inc., 5.340%, 8/1/2007	15,000,000
22,000,000		Merrill Lynch & Co., Inc., 5.330%- 5.340%, 8/15/2007 - 11/22/2007	22,000,000
165,000,000		Morgan Stanley, 5.360% - 5.470%, 8/1/2007 - 8/27/2007	165,000,408
		TOTAL	222,000,696
		Finance - Retail--2.8%
25,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/10/2007	24,997,139
7,000,000		Countrywide Financial Corp., 5.436%, 8/6/2007	7,000,322
91,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.300% 8/17/2007 - 8/23/2007	90,993,953
		TOTAL	122,991,414
		Finance - Securities--4.5%
13,500,000	[1,2]	Asscher Finance Corp., 5.320%, 8/1/2007	13,494,600
124,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.290% - 5.340%, 8/1/2007 - 10/29/2007	123,984,388
64,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 5.315% - 5.427%, 8/1/2007	63,995,593
		TOTAL	201,474,581
		Insurance--2.4%
10,000,000		Genworth Life Insurance Co., 5.447%, 8/9/2007	10,000,000
10,000,000		Hartford Life Global Funding Trust, 5.320%, 8/15/2007	10,000,000
10,000,000		Hartford Life Insurance Co., 5.530%, 9/4/2007	10,000,000
15,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 9/4/2007 - 10/2/2007	15,000,000
20,000,000		Metropolitan Life Insurance Co., 5.456%, 8/1/2007	20,000,000
30,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/24/2007	30,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 5.340%, 10/9/2007	10,000,000
		TOTAL	105,000,000
		TOTAL NOTES - VARIABLE	1,478,815,992
Principal Amount			Value
		REPURCHASE AGREEMENTS--2.5%
$69,186,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	$69,186,000
20,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	20,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	109,186,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [5]	4,468,196,034
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(34,554,183)
		TOTAL NET ASSETS--100%	$4,433,641,851

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $1,649,805,082, which represented 37.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $1,632,143,614, which represented 36.8% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	60.9%
Variable Rate Demand Instruments	30.5%
Bank Instruments	7.8%
Repurchase Agreements	1.7%
Other Assets and Liabilities--Net [2]	(0.9)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.7%
8-30 Days	30.3%
31-90 Days	18.2%
91-180 Days	3.1%
181 Days or more	11.6%
Other Assets and Liabilities--Net [2]	(0.9)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Finance - Automotive--0.5%
$11,520,560	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$11,520,560
45,397,221	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	45,397,221
13,006,582	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	13,006,582
		TOTAL	69,924,363
		Finance - Equipment--0.0%
9,344,128		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	9,344,128
		Finance - Retail--2.9%
100,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 5.300%, 5/17/2008	100,000,000
81,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	81,000,000
58,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	58,000,000
37,500,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	37,500,000
150,000,000	[1,2]	WST Trust (Series 2007-1G), Class A1, 5.330%, 5/21/2008	150,000,000
		TOTAL	426,500,000
		TOTAL ASSET-BACKED SECURITIES	505,768,491
		CERTIFICATES OF DEPOSIT--6.7%
		Banking--6.7%
252,000,000		Barclays Bank PLC, 5.300% - 5.420%, 8/3/2007 - 5/22/2008	252,000,000
25,000,000		Citizens Bank of Massachusetts, 5.315%, 8/9/2007	25,000,000
45,000,000		Citizens Bank of Pennsylvania, 5.320%, 8/29/2007	45,000,000
288,500,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	288,500,000
34,500,000		HBOS Treasury Services PLC, 5.310%, 5/22/2008 - 5/23/2008	34,500,000
95,000,000		Huntington National Bank, Columbus, OH, 5.360% - 5.370%, 10/17/2007 - 10/19/2007	95,000,000
100,500,000		Societe Generale, Paris, 5.190% - 5.420%, 10/9/2007 - 7/10/2008	100,489,370
47,500,000		Toronto Dominion Bank, 5.505%, 8/3/2007	47,500,170
100,000,000		Wilmington Trust Co., 5.310% - 5.325%, 8/3/2007 - 10/19/2007	99,999,459
		TOTAL CERTIFICATES OF DEPOSIT	987,988,999
		COLLATERALIZED LOAN AGREEMENTS--26.6%
		Banking--14.9%
26,000,000		BNP Paribas Securities Corp., 5.561%, 8/1/2007	26,000,000
259,000,000		Credit Suisse First Boston LLC, 5.531% - 5.551%, 8/1/2007	259,000,000
685,000,000		Deutsche Bank Securities, Inc., 5.424%, 8/6/2007 - 8/27/2007	685,000,000
80,000,000		Fortis Bank SA/NV, 5.500%, 8/1/2007	80,000,000
200,000,000		Fortis Securities LLC, 5.500%, 8/1/2007	200,000,000
274,000,000		Greenwich Capital Markets, Inc., 5.394% - 5.551%, 8/1/2007 - 8/31/2007	274,000,000
75,000,000		J.P. Morgan Securities, Inc., 5.551%, 8/1/2007	75,000,000
350,000,000		Societe Generale, Paris, 5.424%, 8/1/2007	350,000,000
267,000,000		WAMU Capital Corp., 5.510% - 5.652%, 8/1/2007	267,000,000
		TOTAL	2,216,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--11.7%
$95,000,000		Bear Stearns & Co., Inc., 5.495%, 8/1/2007	$95,000,000
641,000,000		Citigroup Global Markets, Inc., 5.500% - 5.551%, 8/1/2007	641,000,000
200,000,000		Goldman Sachs & Co., 5.394% - 5.424%, 10/10/2007	200,000,000
270,000,000		Lehman Brothers, Inc., 5.424% - 5.551%, 8/1/2007 - 8/30/2007	270,000,000
225,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.414% - 5.424%, 8/3/2007 - 9/25/2007	225,000,000
300,000,000		Morgan Stanley & Co., Inc., 5.541% - 5.551%, 8/1/2007	300,000,000
		TOTAL	1,731,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,947,000,000
		COMMERCIAL PAPER--21.5% [3]
		Aerospace/Auto--1.1%
75,940,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.320% - 5.340%, 8/10/2007 - 9/19/2007	75,659,290
90,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.330% - 5.400%, 8/1/2007 - 8/23/2007	89,780,878
		TOTAL	165,440,168
		Banking--2.2%
71,000,000		Citigroup Funding, Inc., 5.230% - 5.310%, 8/8/2007 - 8/28/2007	70,880,453
79,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.240% - 5.270%, 8/1/2007 - 10/1/2007	78,705,319
142,242,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.260% - 5.285%, 8/7/2007 - 8/13/2007	142,076,444
35,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 5.125%, 10/5/2007	34,676,128
		TOTAL	326,338,344
		Consumer Products--0.5%
83,705,000	[1,2]	Fortune Brands, Inc., 5.320% - 5.330%, 8/13/2007 - 9/13/2007	83,413,120
		Electrical Equipment--0.3%
46,700,000		Whirlpool Corp., 5.320% - 5.410%, 8/9/2007 - 8/31/2007	46,561,640
		Finance - Automotive--5.6%
123,500,000		DaimlerChrysler North America Holding Corp., 5.330% - 5.360%, 8/6/2007 - 8/28/2007	123,280,993
445,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.200% - 5.260%, 8/10/2007 - 1/16/2008	441,435,676
265,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.210% - 5.280%, 8/3/2007 - 11/16/2007	264,204,606
		TOTAL	828,921,275
		Finance - Retail--4.2%
50,000,000	[1,2]	Alpine Securitization Corp., 5.280%, 8/20/2007	49,860,667
50,000,000	[1,2]	Compass Securitization LLC, 5.280%, 8/17/2007	49,882,667
189,500,000		Countrywide Financial Corp., 5.270% - 5.370%, 9/7/2007 - 10/19/2007	187,728,487
175,000,000	[1,2]	Paradigm Funding LLC, 5.205% - 5.310%, 8/6/2007 - 8/13/2007	174,772,115
169,899,000	[1,2]	Sheffield Receivables Corp., 5.280%, 8/13/2007 - 8/20/2007	169,536,660
		TOTAL	631,780,596
		Finance - Securities--3.3%
100,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.316%, 8/30/2007	99,720,806
25,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	24,992,764
50,000,000	[1,2]	KLIO II Funding Ltd., 5.340%, 9/20/2007	49,629,167
189,645,000	[1,2]	Scaldis Capital LLC, 5.240% - 5.280%, 8/7/2007 - 8/16/2007	189,368,553
25,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	25,000,000
100,000,000	[1,2]	Three Rivers Funding Corp., 5.270%, 9/25/2007	99,194,861
		TOTAL	487,906,151
		Food & Beverage--0.3%
42,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 5.330% - 5.360%, 8/1/2007 - 8/10/2007	41,969,237
		Homebuilding--0.1%
13,000,000		Centex Corp., 5.410%, 9/26/2007	12,890,598
		Pharmaceuticals and Health Care--3.0%
443,400,000	[1,2]	AstraZeneca PLC, 5.265% - 5.280%, 8/14/2007 - 9/20/2007	441,663,709
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Retail--0.9%
$128,905,000	[1,2]	Safeway Inc., 5.400% - 5.470%, 8/1/2007 - 8/24/2007	$128,629,770
		TOTAL COMMERCIAL PAPER	3,195,514,608
		CORPORATE BONDS--1.5%
		Finance - Retail--1.0%
149,000,000	[1,2]	SLM Corp., 5.320%, 4/14/2008 - 5/12/2008	149,000,000
		Retail--0.5%
80,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	80,384,733
		TOTAL CORPORATE BONDS	229,384,733
		CORPORATE NOTES--5.5%
		Banking--3.0%
120,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	120,500,000
169,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007 - 2/15/2008	169,000,000
50,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	50,000,000
50,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	50,000,000
59,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	59,000,000
		TOTAL	448,500,000
		Brokerage--0.4%
53,000,000		Goldman Sachs Group, Inc., 5.330% - 5.340%, 2/29/2008 - 3/5/2008	53,000,000
		Finance - Securities--2.1%
100,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008 - 6/2/2008	99,995,969
216,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 10/18/2007 - 8/5/2008	216,500,000
		TOTAL	316,495,969
		TOTAL CORPORATE NOTES	817,995,969
		LOAN PARTICIPATION--2.4%
		Chemicals--0.3%
45,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.340%, 8/29/2007	45,000,000
		Miscellaneous--2.1%
307,000,000		Cargill, Inc., 5.310% - 5.320%, 8/6/2007 - 8/23/2007	307,000,000
		TOTAL LOAN PARTICIPATION	352,000,000
		NOTES - VARIABLE--30.5% [5]
		Banking--17.4%
1,389,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 8/2/2007	1,389,000
75,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 8/2/2007	75,000
1,780,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	1,780,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.330%, 10/5/2007	200,000,000
1,500,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	1,500,000
75,000,000	[1,2]	Bank of Ireland, 5.350%, 8/15/2007	75,000,000
55,000,000		Bank of Montreal, 5.330%, 8/21/2007	55,000,000
4,360,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.520%, 8/1/2007	4,360,000
6,730,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	6,730,000
570,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	570,000
42,000,000	[1,2]	BNP Paribas SA, 5.350%, 8/20/2007	42,000,000
1,340,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,340,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 8/2/2007	8,260,000
1,270,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/2/2007	1,270,000
685,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	685,000
2,378,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	2,378,000
11,890,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 8/1/2007	11,890,000
4,665,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 8/1/2007	4,665,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$3,390,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	$3,390,000
3,940,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.470%, 8/2/2007	3,940,000
4,060,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.380%, 8/2/2007	4,060,000
5,460,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 5.370%, 8/2/2007	5,460,000
4,665,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.360%, 8/2/2007	4,665,000
3,225,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 5.380%, 8/2/2007	3,225,000
6,000,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	6,000,000
880,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.420%, 8/2/2007	880,000
6,390,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.420%, 8/2/2007	6,390,000
75,000,000	[1,2]	Credit Agricole S.A., 5.330%, 10/22/2007	75,000,000
6,620,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/2/2007	6,620,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 5.370%, 8/2/2007	12,000,000
165,000,000	[1,2]	DePfa Bank PLC, 5.400%, 9/17/2007	165,000,000
4,670,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	4,670,000
23,325,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 5.370%, 8/2/2007	23,325,000
2,290,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	2,290,000
3,000,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	3,000,000
4,120,000		Escambia County Enviromental Corp., (Series 2003), (RBC Centura Bank LOC), 5.370%, 8/2/2007	4,120,000
14,485,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	14,485,000
3,005,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,005,000
2,123,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,123,000
8,095,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	8,095,000
2,890,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	2,890,000
1,568,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	1,568,000
5,505,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.350%, 8/2/2007	5,505,000
1,080,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	1,080,000
6,245,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	6,245,000
1,571,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	1,571,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 5.420%, 8/2/2007	920,000
3,020,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 5.420%, 8/2/2007	3,020,000
710,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	710,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.460%, 8/2/2007	11,950,000
4,180,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	4,180,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	157,000,000
150,000,000		HBOS Treasury Services PLC, 5.390% - 5.430%, 8/1/2007 - 9/24/2007	150,000,000
17,700,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	17,700,000
2,130,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	2,130,000
17,245,000		HP Huntsville LLC, (Series 2003, (RBC Centura Bank LOC), 5.420%, 8/2/2007	17,245,000
585,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	585,000
3,595,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,595,000
5,625,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 8/2/2007	5,625,000
40,500,000		JPMorgan Chase & Co., 5.310%, 8/2/2007	40,500,000
6,716,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 8/3/2007	6,716,290
1,435,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,435,000
3,145,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	3,145,000
7,200,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	7,200,000
1,370,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	1,370,000
19,835,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	19,835,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	$16,000,000
10,050,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	10,050,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 5.350%, 8/2/2007	24,800,000
10,150,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.320%, 8/2/2007	10,150,000
3,940,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	3,940,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	135,000,000
9,200,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	9,200,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/2/2007	3,000,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 8/7/2007	85,000,000
4,700,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 5.380%, 8/2/2007	4,700,000
2,854,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	2,854,000
900,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	900,000
2,374,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	2,374,500
1,300,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.410%, 8/2/2007	1,300,000
55,000,000		PNC Bank, N.A., 5.270%, 8/17/2007	54,985,680
7,495,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.470%, 8/2/2007	7,495,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.470%, 8/2/2007	8,750,000
2,980,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 8/2/2007	2,980,000
1,015,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,015,000
1,920,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,920,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 8/1/2007	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 8/10/2007	55,000,000
17,245,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 8/2/2007	17,245,000
12,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.460%, 8/2/2007	12,000,000
7,155,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	7,155,000
30,000,000	[1,2]	Societe Generale, Paris, 5.310%, 8/2/2007	30,000,000
3,335,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.460%, 8/2/2007	3,335,000
6,455,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.420%, 8/2/2007	6,455,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.380%, 8/2/2007	3,200,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 8/13/2007	50,000,000
4,675,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	4,675,000
9,705,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 8/3/2007	9,705,000
8,920,000		Test Associates, (Series 2002), (Fulton Bank LOC), 5.470%, 8/2/2007	8,920,000
2,695,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	2,695,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1 Tranche #1), (GTD by Wachovia Corp.), 5.360%, 9/21/2007	10,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (LaSalle Bank, N.A. LOC), 5.390%, 8/1/2007	12,360,000
1,730,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,730,000
10,155,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.470%, 8/2/2007	10,155,000
87,000,000		Wells Fargo & Co., 5.380%, 8/2/2007	87,000,000
6,400,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	6,400,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.420%, 10/11/2007	100,000,000
13,355,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	13,355,000
6,405,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/1/2007	6,405,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,295,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.400%, 8/2/2007	$4,295,000
7,955,000		Yonkers, NY IDA, JME Associates, LLC, (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.420%, 8/2/2007	7,955,000
8,375,000		York County, PA IDA, (Series 2003-B), 5.400%, 8/2/2007	8,375,000
		TOTAL	2,584,684,470
		Brokerage--4.5%
28,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	28,000,403
25,000,000		Goldman Sachs Group, Inc., 8/2/2007	25,000,000
208,500,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 8/6/2007 - 8/24/2007	208,500,000
310,000,000		Morgan Stanley, 5.360% - 5.470%, 8/1/2007 - 8/27/2007	310,000,000
90,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	90,000,000
		TOTAL	661,500,403
		Finance - Commercial--0.5%
73,000,000	[1,2]	General Electric Capital Corp., 5.445%, 8/17/2007	73,000,000
		Finance - Retail--3.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 8/15/2007	43,000,000
150,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/6/2007 - 8/13/2007	149,987,730
100,000,000		Countrywide Financial Corp., 5.436%, 10/9/2007	100,004,597
217,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.290%, 8/17/2007 - 8/23/2007	216,984,001
		TOTAL	509,976,328
		Finance - Securities--3.0%
300,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.290% - 5.338%, 8/1/2007 - 10/22/2007	300,468,287
19,500,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	19,494,150
125,700,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.320%, 8/1/2007	125,689,002
		TOTAL	445,651,439
		Government Agency--0.0%
4,255,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (Federal Home Loan Bank of Atlanta LOC), 5.330%, 8/2/2007	4,255,000
		Insurance--1.7%
45,000,000		Genworth Life Insurance Co., 5.447%, 8/9/2007	45,000,000
15,000,000		Hartford Life Insurance Co., 5.526%, 8/1/2007	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 9/2/2007 - 9/28/2007	65,000,000
25,000,000		Metropolitan Life Insurance Co., 5.460%, 10/1/2007	25,000,000
60,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/1/2007	60,000,000
45,000,000	[1,2]	Pacific Life Global Funding, 5.340% - 5.390%, 8/6/2007 - 8/9/2007	45,000,171
		TOTAL	255,000,171
		TOTAL NOTES - VARIABLE	4,534,067,811
		TIME DEPOSITS--1.1%
		Banking--1.1%
10,000,000		Deutsche Bank AG, 5.375%, 8/1/2007	10,000,000
55,000,000		Toronto Dominion Bank, 5.375%, 8/1/2007	55,000,000
95,000,000		WestLB AG (GTD), 5.375%, 8/1/2007	95,000,000
		TOTAL TIME DEPOSITS	160,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--1.7%
$238,592,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	$238,592,000
10,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	248,592,000
		TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST) [6]	14,978,312,611
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(138,121,821)
		TOTAL NET ASSETS--100%	$14,840,190,790
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $5,453,076,231, which represented 36.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $4,967,664,300, which represented 33.5% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate notes with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.0%
8-30 Days	0.0%
31-90 Days	0.9%
91-180 Days	0.0%
181 Days or more	3.3%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.2%
$300,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $300,042,583 on 8/1/2007. The market value of the underlying securities at the end of the period was $306,043,965.	$300,000,000
577,595,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	577,595,000
500,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $500,070,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,072,519.	500,000,000
500,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2012 for $500,070,972 on 8/1/2007. The market value of the underlying securities at the end of the period was $512,125,818.	500,000,000
500,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $500,070,972 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,323,409.	500,000,000
1,034,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.10%, dated 7/31/2007 under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $1,350,191,250 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,377,195,076.	1,034,000,000
684,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 6/30/2009 for $1,000,142,222 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,005,420.	684,000,000
196,000,000		Interest in $200,000,000 joint repurchase agreement 5.01%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $200,027,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,028,708.	196,000,000
500,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2026 for $500,070,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,072,927.	500,000,000
1,000,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,000,141,944 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,144,810.	1,000,000,000
750,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2024 for $750,106,250 on 8/1/2007. The market value of the underlying securities at the end of the period was $765,109,123.	750,000,000
925,000,000		Repurchase agreement 5.05%, dated 7/31/2007 under which Goldman Sachs and Co. will repurchase U.S. Treasury securities with various maturities to 4/15/2011 for $925,129,757 on 8/1/2007. The market value of the underlying securities at the end of the period was $943,632,658.	925,000,000
1,184,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,500,213,333 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,530,004,398.	1,184,000,000
300,000,000		Repurchase agreement 5.15%, dated 7/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $300,042,917 on 8/1/2007. The market value of the underlying securities at the end of the period was $306,002,347.	300,000,000
200,000,000		Repurchase agreement 5.12%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 7/31/2012 for $200,028,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,000,361.	200,000,000
1,534,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,002,191.	1,534,000,000
500,000,000		Repurchase agreement 5.05%, dated 7/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $500,070,139 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,001,016.	500,000,000
450,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/28/2011 for $450,063,875 on 8/1/2007. The market value of the underlying securities at the end of the period was $459,065,296.	450,000,000
400,000,000		Repurchase agreement 5.12%, dated 7/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2016 for $400,056,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $408,058,928.	400,000,000
1,000,000,000		Repurchase agreement 5.13%, dated 7/31/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $1,000,142,500 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,202,406.	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$135,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $157,901,833 on 9/19/2007. The market value of the underlying security at the end of the period was $160,211,790.	$135,000,000
170,000,000		Interest in $174,000,000 joint repurchase agreement 5.01%, dated 7/31/2007 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 2/15/2019 for $174,024,215 on 8/1/2007. The market value of the underlying security at the end of the period was $177,484,777.	170,000,000
1,250,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,000,243.	1,250,000,000
179,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,904,641.	179,000,000
177,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,843,218.	177,000,000
140,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $166,022,422.	140,000,000
84,500,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2014 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,953,909.	84,500,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [2]	15,170,095,000
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(26,866,249)
		TOTAL NET ASSETS--100%	$15,143,228,751

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2007

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$12,037,056,000	$--	$159,329,000
Investments in securities	2,045,538,593	6,240,943,911	8,324,150,182
Total investments in securities, at amortized cost and value	14,082,594,593	6,240,943,911	8,483,479,182
Cash	936,124	2,920,691	--
Income receivable	33,486,970	35,077,000	41,470,881
Receivable for investments sold	--	18,205,000	--
Receivable for shares sold	2,224,549	180,285	8,164,056
TOTAL ASSETS	14,119,242,236	6,297,326,887	8,533,114,119
Liabilities:
Payable for investments purchased	2,000,000	357,846,473	187,987,400
Payable for shares redeemed	1,714,322	765,388	2,269,384
Payable to bank	--	--	1,458,052
Payable for Directors'/Trustees' fees	--	1,404	6,005
Payable for distribution services fee (Note 5)	59,381	--	--
Payable for shareholder services fee (Note 5)	774,645	269,336	421,413
Income distribution payable	27,029,110	1,825,848	15,552,149
Accrued expenses	447,231	193,160	199,568
TOTAL LIABILITIES	32,024,689	360,901,609	207,893,971
TOTAL NET ASSETS	$14,087,217,547	$5,936,425,278	$8,325,220,148
Net Assets Consist of:
Paid-in capital	$14,087,208,917	$5,936,254,417	$8,325,267,056
Accumulated net realized gain on investments	--	171,355	--
Undistributed (distributions in excess of) net investment income	8,630	(494)	(46,908)
TOTAL NET ASSETS	$14,087,217,547	$5,936,425,278	$8,325,220,148
Net Assets:
Institutional Shares	$8,943,041,898	$4,067,287,967	$5,428,995,837
Institutional Service Shares	4,267,270,950	856,703,933	1,913,629,820
Institutional Capital Shares	637,490,581	1,012,433,378	982,594,491
Trust Shares	239,414,118	--	--
TOTAL NET ASSETS	$14,087,217,547	$5,936,425,278	$8,325,220,148
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	8,943,199,035	4,066,769,381	5,428,826,595
Institutional Service Shares	4,267,379,061	856,883,298	1,914,036,845
Institutional Capital Shares	637,485,311	1,012,601,737	982,423,373
Trust Shares	239,145,518	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2007

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$109,186,000	$248,592,000	$15,170,095,000
Investments in securities	4,359,010,034	14,729,720,611	--
Total investments in securities, at amortized cost and value	4,468,196,034	14,978,312,611	15,170,095,000
Cash	--	94,162	829,999
Income receivable	19,997,959	63,111,821	17,048,306
Receivable for shares sold	1,046,193	33,270,273	168,571
TOTAL ASSETS	4,489,240,186	15,074,788,867	15,188,141,876
Liabilities:
Payable for investments purchased	53,489,600	182,486,550	--
Payable for shares redeemed	35,833	37,757,239	--
Payable to bank	3,000	--	--
Payable for Directors'/Trustees' fees	459	6,654	--
Payable for distribution services fee (Note 5)	--	--	249,252
Payable for shareholder services fee (Note 5)	418,847	653,917	1,161,606
Income distribution payable	1,500,729	13,399,091	42,935,009
Accrued expenses	149,867	294,626	567,258
TOTAL LIABILITIES	55,598,335	234,598,077	44,913,125
TOTAL NET ASSETS	$4,433,641,851	$14,840,190,790	$15,143,228,751
Net Assets Consist of:
Paid-in capital	$4,433,647,401	$14,840,183,832	$15,143,300,367
Undistributed (distributions in excess of) net investment income	(5,550)	6,958	(71,616)
TOTAL NET ASSETS	$4,433,641,851	$14,840,190,790	$15,143,228,751
Net Assets:
Institutional Shares	$1,681,580,509	$10,023,081,884	$6,723,409,332
Institutional Service Shares	1,571,872,180	2,282,934,459	6,123,403,042
Institutional Capital Shares	1,180,189,162	2,534,174,447	1,138,133,234
Trust Shares	--	--	1,158,283,143
TOTAL NET ASSETS	$4,433,641,851	$14,840,190,790	$15,143,228,751
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	1,681,421,304	10,022,844,780	6,723,085,901
Institutional Service Shares	1,571,932,838	2,283,028,931	6,123,797,046
Institutional Capital Shares	1,180,293,259	2,534,310,121	1,137,948,834
Trust Shares	--	--	1,158,468,586
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2007

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$646,160,392	$223,779,408	$462,838,074
Expenses:
Investment adviser fee (Note 5)	24,180,835	12,192,870	17,204,317
Administrative personnel and services fee (Note 5)	9,586,766	4,834,296	6,820,813
Custodian fees	482,427	237,784	340,215
Transfer and dividend disbursing agent fees and expenses	383,595	397,253	273,398
Directors'/Trustees' fees	101,637	57,009	100,053
Auditing fees	19,506	19,507	19,507
Legal fees	12,471	22,513	11,890
Portfolio accounting fees	197,080	186,700	185,068
Distribution services fee--Trust Shares (Note 5)	561,879	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	8,430,084	1,799,148	3,851,849
Shareholder services fee--Institutional Capital Shares (Note 5)	390,752	1,074,308	777,754
Account administration fee--Institutional Service Shares	1,144,028	128,257	334,075
Account administration fee--Institutional Capital Shares	91,448	--	91,569
Account administration fee--Trust Shares	532,179	--	--
Share registration costs	267,418	140,228	153,599
Printing and postage	113,404	61,005	61,086
Insurance premiums	61,126	36,539	41,053
Miscellaneous	50,776	21,302	50,121
TOTAL EXPENSES	46,607,411	21,208,719	30,316,367
Waivers (Note 5):
Waiver of investment adviser fee	(10,310,349)	(6,746,239)	(9,092,501)
Waiver of administrative personnel and services fee	(373,868)	(188,813)	(265,968)
TOTAL WAIVERS	(10,684,217)	(6,935,052)	(9,358,469)
Net expenses	35,923,194	14,273,667	20,957,898
Net investment income	610,237,198	209,505,741	441,880,176
Net realized gain on investments	--	301,024	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$610,237,198	$209,806,765	$441,880,176

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2007

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$217,244,867	$661,419,186	$750,934,763
Expenses:
Investment adviser fee (Note 5)	8,045,137	24,448,837	28,617,753
Administrative personnel and services fee (Note 5)	3,189,914	9,691,118	11,347,952
Custodian fees	215,489	515,014	582,611
Transfer and dividend disbursing agent fees and expenses	686,262	298,624	147,964
Directors'/Trustees' fees	36,750	101,436	123,919
Auditing fees	22,312	19,508	19,507
Legal fees	12,280	12,005	13,625
Portfolio accounting fees	185,140	184,783	197,072
Distribution services fee--Trust Shares (Note 5)	--	--	2,355,349
Shareholder services fee--Institutional Service Shares (Note 5)	3,248,904	4,894,255	12,517,111
Shareholder services fee--Institutional Capital Shares (Note 5)	920,015	1,827,477	1,001,729
Account administration fee--Institutional Service Shares	9,630	82,152	1,489,318
Account administration fee--Institutional Capital Shares	1,185	7,495	34,449
Account administration fee--Trust Shares	--	--	2,271,209
Share registration costs	213,865	285,675	76,237
Printing and postage	23,420	63,735	47,300
Insurance premiums	26,122	56,479	76,398
Miscellaneous	19,379	34,630	58,440
TOTAL EXPENSES	16,855,804	42,523,223	60,977,943
Waivers (Note 5):
Waiver of investment adviser fee	(5,712,987)	(13,957,682)	(11,545,875)
Waiver of administrative personnel and services fee	(124,717)	(376,111)	(444,589)
TOTAL WAIVERS	(5,837,704)	(14,333,793)	(11,990,464)
Net expenses	11,018,100	28,189,430	48,987,479
Net investment income	$206,226,767	$633,229,756	$701,947,284

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
Year Ended July 31	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$610,237,198	$397,053,749	$209,505,741	$146,978,865
Net realized gain (loss) on investments	--	--	301,024	(101,081)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	610,237,198	397,053,749	209,806,765	146,877,784
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(388,506,266)	(256,450,437)	(147,483,093)	(101,730,945)
Institutional Service Shares	(187,401,781)	(122,791,609)	(25,286,569)	(16,628,052)
Institutional Capital Shares	(24,246,736)	(14,901,586)	(36,731,978)	(28,618,336)
Trust Shares	(10,180,185)	(2,835,807)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(610,334,968)	(396,979,439)	(209,501,640)	(146,977,333)
Share Transactions:
Proceeds from sale of shares	100,219,379,000	121,622,215,277	52,852,336,621	52,382,943,955
Net asset value of shares issued to shareholders in payment of distributions declared	316,591,643	214,926,107	178,676,397	121,331,427
Cost of shares redeemed	(97,043,441,744)	(120,077,728,527)	(52,088,434,561)	(52,255,060,210)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,492,528,899	1,759,412,857	942,578,457	249,215,172
Change in net assets	3,492,431,129	1,759,487,167	942,883,582	249,115,623
Net Assets:
Beginning of period	10,594,786,418	8,835,299,251	4,993,541,696	4,744,426,073
End of period	$14,087,217,547	$10,594,786,418	$5,936,425,278	$4,993,541,696
Undistributed (distributions in excess of) net investment income	$8,630	$106,400	$(494)	$(4,595)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
Year Ended July 31	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$441,880,176	$387,173,238	$206,226,767	$147,640,466
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(314,317,407)	(282,500,044)	(93,924,771)	(74,352,557)
Institutional Service Shares	(83,203,767)	(67,668,841)	(65,080,398)	(38,571,323)
Institutional Capital Shares	(44,379,641)	(37,023,256)	(47,248,040)	(34,589,344)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(441,900,815)	(387,192,141)	(206,253,209)	(147,513,224)
Share Transactions:
Proceeds from sale of shares	69,936,215,108	85,644,582,220	17,524,365,987	26,136,821,666
Net asset value of shares issued to shareholders in payment of distributions declared	241,441,642	210,361,380	185,678,744	132,777,852
Cost of shares redeemed	(69,136,659,039)	(86,734,626,374)	(17,023,725,865)	(26,790,546,302)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,040,997,711	(879,682,774)	686,318,866	(520,946,784)
Change in net assets	1,040,977,072	(879,701,677)	686,292,424	(520,819,542)
Net Assets:
Beginning of period	7,284,243,076	8,163,944,753	3,747,349,427	4,268,168,969
End of period	$8,325,220,148	$7,284,243,076	$4,433,641,851	$3,747,349,427
Undistributed (distributions in excess of) net investment income	$(46,908)	$(26,269)	$(5,550)	$20,892

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$633,229,756	$466,555,570	$701,947,284	$521,905,178
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(436,307,843)	(349,204,081)	(337,153,887)	(257,475,405)
Institutional Service Shares	(99,269,185)	(59,625,600)	(270,525,221)	(208,686,308)
Institutional Capital Shares	(97,571,485)	(57,788,318)	(51,279,269)	(31,673,738)
Trust Shares	--	--	(43,001,403)	(24,128,847)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(633,148,513)	(466,617,999)	(701,959,780)	(521,964,298)
Share Transactions:
Proceeds from sale of shares	102,184,225,974	121,377,436,367	67,240,816,072	73,461,176,690
Net asset value of shares issued to shareholders in payment of distributions declared	472,228,988	316,717,960	203,283,357	165,943,475
Cost of shares redeemed	(97,708,038,618)	(120,034,108,003)	(66,261,597,442)	(71,716,471,589)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,948,416,344	1,660,046,324	1,182,501,987	1,910,648,576
Change in net assets	4,948,497,587	1,659,983,895	1,182,489,491	1,910,589,456
Net Assets:
Beginning of period	9,891,693,203	8,231,709,308	13,960,739,260	12,050,149,804
End of period	$14,840,190,790	$9,891,693,203	$15,143,228,751	$13,960,739,260
Undistributed (distributions in excess of) net investment income	$6,958	$(74,285)	$(71,616)	$(59,120)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal alternative minimum tax (AMT) for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund has not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees, shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 11,116,330
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$ 27,238,333
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	7/31/2007	$19,994,000
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	3/6/2007	$25,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 4,042,302
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$13,619,166

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 11,520,560
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 45,397,221
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	7/31/2007	$ 19,494,150
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	6/1/2005	$184,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	6/1/2005	$135,000,000
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	3/6/2007	$ 90,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,889,159,353	$75,889,159,353	102,883,407,350	$102,883,407,350
Shares issued to shareholders in payment of distributions declared	197,604,600	197,604,600	137,243,183	137,243,183
Shares redeemed	(73,763,192,844)	(73,763,192,844)	(102,122,900,107)	(102,122,900,107)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,323,571,109	$2,323,571,109	897,750,426	$897,750,426

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,110,014,692	$19,110,014,692	17,728,529,559	$17,728,529,559
Shares issued to shareholders in payment of distributions declared	90,883,175	90,883,175	62,429,858	62,429,858
Shares redeemed	(18,426,895,947)	(18,426,895,947)	(17,057,295,017)	(17,057,295,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	774,001,920	$774,001,920	733,664,400	$733,664,400

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	843,228,727	$843,228,727	571,379,890	$571,379,890
Shares issued to shareholders in payment of distributions declared	23,858,170	23,858,170	14,800,977	14,800,977
Shares redeemed	(607,030,491)	(607,030,491)	(507,373,473)	(507,373,473)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	260,056,406	$260,056,406	78,807,394	$78,807,394

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,376,976,228	$4,376,976,228	438,898,478	$438,898,478
Shares issued to shareholders in payment of distributions declared	4,245,698	4,245,698	452,089	452,089
Shares redeemed	(4,246,322,462)	(4,246,322,462)	(390,159,930)	(390,159,930)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	134,899,464	$134,899,464	49,190,637	$49,190,637
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,492,528,899	$3,492,528,899	1,759,412,857	$1,759,412,857

	Municipal Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,967,222,116	$45,967,222,116	45,999,768,480	$45,999,768,480
Shares issued to shareholders in payment of distributions declared	124,305,286	124,305,286	81,476,882	81,476,882
Shares redeemed	(45,515,788,493)	(45,515,788,493)	(45,631,011,465)	(45,631,011,465)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	575,738,909	$575,738,909	450,233,897	$450,233,897

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,589,776,100	$2,589,776,100	1,884,342,195	$1,884,342,195
Shares issued to shareholders in payment of distributions declared	21,448,639	21,448,639	13,961,548	13,961,548
Shares redeemed	(2,374,942,589)	(2,374,942,589)	(1,919,661,907)	(1,919,661,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	236,282,150	$236,282,150	(21,358,164)	$(21,358,164)

	Municipal Obligations Fund--continued
Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,295,338,405	$4,295,338,405	4,498,833,280	$4,498,833,280
Shares issued to shareholders in payment of distributions declared	32,922,472	32,922,472	25,892,997	25,892,997
Shares redeemed	(4,197,703,479)	(4,197,703,479)	(4,704,386,838)	(4,704,386,838)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	130,557,398	$130,557,398	(179,660,561)	$(179,660,561)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	942,578,457	$942,578,457	249,215,172	$249,215,172

	Prime Cash Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,066,646,830	$57,066,646,830	70,536,994,017	$70,536,994,017
Shares issued to shareholders in payment of distributions declared	165,869,747	165,869,747	161,355,050	161,355,050
Shares redeemed	(56,167,371,716)	(56,167,371,716)	(72,008,871,373)	(72,008,871,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,065,144,861	$1,065,144,861	(1,310,522,306)	$(1,310,522,306)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,400,126,195	$7,400,126,195	10,566,795,860	$10,566,795,860
Shares issued to shareholders in payment of distributions declared	42,335,309	42,335,309	18,223,345	18,223,345
Shares redeemed	(7,461,290,329)	(7,461,290,329)	(10,432,734,748)	(10,432,734,748)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(18,828,825)	$(18,828,825)	152,284,457	$152,284,457

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,469,442,083	$5,469,442,083	4,540,792,343	$4,540,792,343
Shares issued to shareholders in payment of distributions declared	33,236,586	33,236,586	30,782,985	30,782,985
Shares redeemed	(5,507,996,994)	(5,507,996,994)	(4,293,020,253)	(4,293,020,253)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(5,318,325)	$(5,318,325)	278,555,075	$278,555,075
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,040,997,711	$1,040,997,711	(879,682,774)	$(879,682,774)

	Prime Management Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,847,883,231	$13,847,883,231	22,720,652,458	$22,720,652,458
Shares issued to shareholders in payment of distributions declared	75,270,744	75,270,744	60,837,635	60,837,635
Shares redeemed	(14,227,824,396)	(14,227,824,396)	(23,433,559,021)	(23,433,559,021)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(304,670,421)	$(304,670,421)	(652,068,928)	$(652,068,928)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,682,595,548	$1,682,595,548	1,122,765,191	$1,122,765,191
Shares issued to shareholders in payment of distributions declared	63,279,719	63,279,719	37,377,237	37,377,237
Shares redeemed	(1,201,099,167)	(1,201,099,167)	(945,873,165)	(945,873,165)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	544,776,100	$544,776,100	214,269,263	$214,269,263

	Prime Management Obligations Fund--continued
Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,993,887,208	$1,993,887,208	2,293,404,017	$2,293,404,017
Shares issued to shareholders in payment of distributions declared	47,128,281	47,128,281	34,562,980	34,562,980
Shares redeemed	(1,594,802,302)	(1,594,802,302)	(2,411,114,116)	(2,411,114,116)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	446,213,187	$446,213,187	(83,147,119)	$(83,147,119)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	686,318,866	$686,318,866	(520,946,784)	$(520,946,784)

	Prime Value Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	84,739,554,103	$84,739,554,103	103,692,917,824	$103,692,917,824
Shares issued to shareholders in payment of distributions declared	358,525,653	358,525,653	246,934,132	246,934,132
Shares redeemed	(81,783,683,787)	(81,783,683,787)	(103,030,683,708)	(103,030,683,708)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,314,395,969	$3,314,395,969	909,168,248	$909,168,248

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,183,101,065	$7,183,101,065	6,825,236,442	$6,825,236,442
Shares issued to shareholders in payment of distributions declared	80,756,058	80,756,058	46,250,432	46,250,432
Shares redeemed	(6,736,648,129)	(6,736,648,129)	(6,378,794,460)	(6,378,794,460)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	527,208,994	$527,208,994	492,692,414	$492,692,414

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,261,570,806	$10,261,570,806	10,859,282,101	$10,859,282,101
Shares issued to shareholders in payment of distributions declared	32,947,277	32,947,277	23,533,396	23,533,396
Shares redeemed	(9,187,706,702)	(9,187,706,702)	(10,624,629,835)	(10,624,629,835)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,106,811,381	$1,106,811,381	258,185,662	$258,185,662
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,948,416,344	$4,948,416,344	1,660,046,324	$1,660,046,324

	Treasury Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,889,992,415	$37,889,992,415	44,165,575,744	$44,165,575,744
Shares issued to shareholders in payment of distributions declared	143,330,476	143,330,476	122,359,876	122,359,876
Shares redeemed	(37,729,469,179)	(37,729,469,179)	(43,601,649,250)	(43,601,649,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	303,853,712	$303,853,712	686,286,370	$686,286,370

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,388,216,417	$21,388,216,417	22,364,859,502	$22,364,859,502
Shares issued to shareholders in payment of distributions declared	48,349,298	48,349,298	38,022,724	38,022,724
Shares redeemed	(21,025,359,506)	(21,025,359,506)	(21,936,217,537)	(21,936,217,537)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	411,206,209	$411,206,209	466,664,689	$466,664,689

	Treasury Obligations Fund--continued
Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,042,473,500	$6,042,473,500	5,366,080,952	$5,366,080,952
Shares issued to shareholders in payment of distributions declared	9,205,389	9,205,389	3,868,188	3,868,188
Shares redeemed	(5,951,055,848)	(5,951,055,848)	(4,955,300,921)	(4,955,300,921)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	100,623,041	$100,623,041	414,648,219	$414,648,219

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,920,133,740	$1,920,133,740	1,564,660,492	$1,564,660,492
Shares issued to shareholders in payment of distributions declared	2,398,194	2,398,194	1,692,687	1,692,687
Shares redeemed	(1,555,712,909)	(1,555,712,909)	(1,223,303,881)	(1,223,303,881)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	366,819,025	$366,819,025	343,049,298	$343,049,298
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,182,501,987	$1,182,501,987	1,910,648,576	$1,910,648,576

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007		2006
	Tax-Exempt Income	Ordinary Income [1]	Tax-Exempt Income	Ordinary Income [1]
Government Obligations Fund	--	$610,334,968	--	$396,979,439
Municipal Obligations Fund	$209,501,640	--	$146,977,334	--
Prime Cash Obligations Fund	--	$441,900,815	--	$387,192,141
Prime Management Obligations Fund	--	$206,253,209	--	$147,513,224
Prime Value Obligations Fund	--	$633,148,513	--	$466,617,999
Treasury Obligations Fund	--	$701,959,780	--	$521,964,298

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distributions in Excess of) Tax-Exempt Income	Undistributed Ordinary Income/ (Distributions in Excess of) Ordinary Income	Undistributed Long-Term Capital Gains
Government Obligations Fund	--	$ 8,630	--
Municipal Obligations Fund	$(494)	--	$171,355
Prime Cash Obligations Fund	--	$(46,908)	--
Prime Management Obligations Fund	--	$ (5,550)	--
Prime Value Obligations Fund	--	$ 6,958	--
Treasury Obligations Fund	--	$(71,616)	--

The Municipal Obligations Fund used capital loss carryforwards of $15,340 to offset taxable capital gains realized during the year ended July 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2007, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$10,310,349
Municipal Obligations Fund	$ 6,746,239
Prime Cash Obligations Fund	$ 9,092,501
Prime Management Obligations Fund	$ 5,712,987
Prime Value Obligations Fund	$ 13,957,682
Treasury Obligations Fund	$11,545,875

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the year ended July 31, 2007, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$373,868
Municipal Obligations Fund	$188,813
Prime Cash Obligations Fund	$265,968
Prime Management Obligations Fund	$124,717
Prime Value Obligations Fund	$376,111
Treasury Obligations Fund	$444,589

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses of up to 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the year ended July 31, 2007, FSC retained the following fees paid by the Funds:

Fund	Distribution Services Fees Retained
Government Obligations Fund	$11,636
Treasury Obligations Fund	$13,266

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Funds. For the year ended July 31, 2007, the Funds' Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2007, the Municipal Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$7,698,355,000	$12,397,527,000

6. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund, and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political, or other developments which generally affect these entities.

7. LINE OF CREDIT

The Funds participate in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Funds did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Municipal Obligations Fund, along with many other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the program was not utilized by the Funds.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ended July 31, 2007. The Funds' previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), resigned. The previous reports issued by D&T on the Funds' financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ended July 31, 2007. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Funds nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2007, 100.0% of the distributions from net investment income for the Municipal Obligations Fund was exempt from federal income tax, other than the federal AMT.

For the year ended July 31, 2007, 100.0%, 95.0%, 97.3% and 100.0% of dividends paid by the Government Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Meeting of Shareholders

A Special Meeting of Trust shareholders was held on February 23, 2007 on behalf of its portfolio, Prime Value Obligations Fund ("the Fund"). On January 3, 2007, the record date for shareholders of the Fund voting at the meeting, there were 10,841,571,264 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

To amend the fundamental investment limitation regarding the Fund's ability to lend its assets; and

To transact such other business as may properly come before the meeting or any adjournment thereof.

For	Against	Abstentions and Broker Non-Votes	Withheld Authority to Vote	Items Not Approved
4,974,810,924	221,333,170	294,221,730	None	None

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME MANAGEMENT OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND, AND TREASURY OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of Money Market Obligations Trust) as of July 31, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended July 31, 2006 and the financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2007, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson has been the Municipal Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been Government Obligations Fund's and Treasury Obligation Fund's Portfolio Manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Funds' Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Funds' Adviser from 1997 until 2004 and an Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund, and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919809
Cusip 608919841
Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823

25717 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
MEETING OF SHAREHOLDERS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2003	$1.00	0.013	--		0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.042	--		0.042
July 31, 2007 [3]	$1.00	0.051	--		0.051

Government Obligations Tax-Managed Fund
July 31, 2003	$1.00	0.013	--		0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [3]	$1.00	0.051	--		0.051

Municipal Obligations Fund
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.009	(0.000	) [4]	0.009
July 31, 2005	$1.00	0.018	0.000	[4]	0.018
July 31, 2006	$1.00	0.030	(0.000	) [4]	0.030
July 31, 2007 [3]	$1.00	0.035	0.000	[4]	0.035

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.013)	--	(0.013)	$1.00	1.30%		0.20%	1.30%	0.34%		$6,166,411
(0.009)	--	(0.009)	$1.00	0.92%		0.20%	0.91%	0.34%		$5,134,296
(0.022)	--	(0.022)	$1.00	2.20%		0.20%	2.17%	0.34%		$5,721,965
(0.042)	--	(0.042)	$1.00	4.30%		0.20%	4.22%	0.28%		$6,619,952
(0.051)	--	(0.051)	$1.00	5.25%		0.20%	5.14%	0.09%		$8,943,042

(0.013)	--	(0.013)	$1.00	1.26%		0.20%	1.25%	0.34%		$1,521,953
(0.009)	--	(0.009)	$1.00	0.89%		0.20%	0.88%	0.35%		$1,159,503
(0.022)	--	(0.022)	$1.00	2.17%		0.20%	2.15%	0.34%		$1,206,111
(0.041)	--	(0.041)	$1.00	4.21%		0.20%	4.15%	0.29%		$1,556,092
(0.051)	--	(0.051)	$1.00	5.18%		0.20%	5.06%	0.09%		$2,062,328

(0.012)	--	(0.012)	$1.00	1.25%		0.18%	1.19%	0.12%		$1,570,532
(0.009)	--	(0.009)	$1.00	0.94%		0.18%	0.94%	0.12%		$2,144,468
(0.018)	--	(0.018)	$1.00	1.82%		0.18%	1.85%	0.13%		$3,040,759
(0.030)	--	(0.030)	$1.00	3.01%		0.18%	2.99%	0.12%		$3,490,983
(0.035)	--	(0.035)	$1.00	3.57%		0.18%	3.48%	0.12%		$4,067,288

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income
Prime Cash Obligations Fund
July 31, 2003	$1.00	0.014
July 31, 2004	$1.00	0.010
July 31, 2005	$1.00	0.022
July 31, 2006	$1.00	0.043
July 31, 2007 [3]	$1.00	0.052

Prime Management Obligations Fund
July 31, 2005 [4]	$1.00	0.024
July 31, 2006	$1.00	0.043
July 31, 2007 [3]	$1.00	0.052

Prime Obligations Fund
July 31, 2003	$1.00	0.014
July 31, 2004	$1.00	0.010
July 31, 2005	$1.00	0.022
July 31, 2006	$1.00	0.042
July 31, 2007 [3]	$1.00	0.052

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

5 Computed on an annualized basis.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

							Ratios to Average Net Assets
Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	[1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

--		0.014	(0.014)	$1.00	1.37%		0.18%		1.34%		0.11%		$9,986,839
--		0.010	(0.010)	$1.00	0.99%		0.18%		0.98%		0.11%		$8,605,478
--		0.022	(0.022)	$1.00	2.26%		0.18%		2.15%		0.11%		$5,674,270
--		0.043	(0.043)	$1.00	4.36%		0.18%		4.21%		0.11%		$4,363,938
--		0.052	(0.052)	$1.00	5.33%		0.18%		5.20%		0.11%		$5,428,996

--		0.024	(0.024)	$1.00	2.39%		0.13%	[5]	2.82%	[5]	0.45%	[5]	$2,638,079
--		0.043	(0.043)	$1.00	4.38%		0.16%		4.26%		0.34%		$1,986,138
--		0.052	(0.052)	$1.00	5.36%		0.17%		5.22%		0.15%		$1,681,581

(0.000	) [6]	0.014	(0.014)	$1.00	1.36%		0.20%		1.34%		0.34%		$20,110,135
0.000	[6]	0.010	(0.010)	$1.00	0.97%		0.20%		0.96%		0.34%		$16,519,436
0.000	[6]	0.022	(0.022)	$1.00	2.24%		0.20%		2.19%		0.34%		$15,600,659
0.000	[6]	0.042	(0.042)	$1.00	4.33%		0.20%		4.24%		0.28%		$15,151,070
--		0.052	(0.052)	$1.00	5.30%		0.20%		5.18%		0.09%		$16,469,931

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Prime Value Obligations Fund
July 31, 2003	$1.00	0.014	--		0.014
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.023	--		0.023
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052

Tax-Free Obligations Fund
July 31, 2003	$1.00	0.011	(0.000	) [4]	0.011
July 31, 2004	$1.00	0.008	0.000	[4]	0.008
July 31, 2005	$1.00	0.017	(0.000	) [4]	0.017
July 31, 2006	$1.00	0.029	(0.000	) [4]	0.029
July 31, 2007 [3]	$1.00	0.034	0.000	[4]	0.034

Treasury Obligations Fund
July 31, 2003	$1.00	0.013	0.000	[4]	0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.021	--		0.021
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [3]	$1.00	0.051	--		0.051

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

							Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Assets Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.014)	--		(0.014)	$1.00	1.41%		0.17%	1.38%	0.12%		$10,410,998
(0.010)	--		(0.010)	$1.00	1.03%		0.17%	1.02%	0.12%		$9,502,207
(0.023)	--		(0.023)	$1.00	2.30%		0.17%	2.17%	0.12%		$5,799,231
(0.043)	--		(0.043)	$1.00	4.40%		0.17%	4.32%	0.12%		$6,708,463
(0.052)	--		(0.052)	$1.00	5.35%		0.17%	5.24%	0.12%		$10,023,082

(0.011)	--		(0.011)	$1.00	1.14%		0.20%	1.12%	0.34%		$6,143,476
(0.008)	--		(0.008)	$1.00	0.85%		0.20%	0.85%	0.34%		$6,249,045
(0.017)	--		(0.017)	$1.00	1.75%		0.20%	1.78%	0.34%		$8,460,989
(0.029)	--		(0.029)	$1.00	2.91%		0.20%	2.82%	0.29%		$5,941,736
(0.034)	--		(0.034)	$1.00	3.50%		0.20%	3.45%	0.09%		$6,652,945

(0.013)	(0.000)	[4]	(0.013)	$1.00	1.27%		0.20%	1.25%	0.34%		$5,085,604
(0.009)	--		(0.009)	$1.00	0.86%		0.20%	0.85%	0.34%		$5,558,392
(0.021)	--		(0.021)	$1.00	2.12%		0.20%	2.12%	0.34%		$5,733,139
(0.041)	--		(0.041)	$1.00	4.20%		0.20%	4.14%	0.27%		$6,419,380
(0.051)	--		(0.051)	$1.00	5.17%		0.20%	5.04%	0.09%		$6,723,409

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Government Obligations Fund
July 31, 2003	$1.00	0.010	--
July 31, 2004	$1.00	0.007	--
July 31, 2005	$1.00	0.019	--
July 31, 2006	$1.00	0.040	--
July 31, 2007 [3]	$1.00	0.049	--

Government Obligations Tax-Managed Fund
July 31, 2003	$1.00	0.010	--
July 31, 2004	$1.00	0.006	--
July 31, 2005	$1.00	0.019	--
July 31, 2006	$1.00	0.039	--
July 31, 2007 [3]	$1.00	0.048	--

Municipal Obligations Fund
July 31, 2003	$1.00	0.010	--
July 31, 2004	$1.00	0.007	(0.000	) [4]
July 31, 2005	$1.00	0.016	0.000	[4]
July 31, 2006	$1.00	0.027	(0.000	) [4]
July 31, 2007 [3]	$1.00	0.326	0.000	[4]

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Total From Investment Operations	Distributions From Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

0.010	(0.010)	(0.010)	$1.00	1.05%		0.45%	1.05%	0.09%		$3,621,295
0.007	(0.007)	(0.007)	$1.00	0.67%		0.45%	0.66%	0.09%		$3,036,452
0.019	(0.019)	(0.019)	$1.00	1.95%		0.45%	1.91%	0.09%		$2,759,651
0.040	(0.040)	(0.040)	$1.00	4.04%		0.45%	3.99%	0.09%		$3,493,161
0.049	(0.049)	(0.049)	$1.00	4.99%		0.45%	4.89%	0.09%		$4,267,271

0.010	(0.010)	(0.010)	$1.00	1.01%		0.45%	1.00%	0.09%		$1,996,288
0.006	(0.006)	(0.006)	$1.00	0.64%		0.45%	0.63%	0.10%		$1,756,992
0.019	(0.019)	(0.019)	$1.00	1.92%		0.45%	1.90%	0.09%		$1,797,876
0.039	(0.039)	(0.039)	$1.00	3.96%		0.45%	3.90%	0.10%		$2,010,881
0.048	(0.048)	(0.048)	$1.00	4.92%		0.45%	4.81%	0.09%		$2,148,776

0.010	(0.010)	(0.010)	$1.00	1.00%		0.43%	1.00%	0.12%		$302,262
0.007	(0.007)	(0.007)	$1.00	0.69%		0.43%	0.69%	0.12%		$363,595
0.016	(0.016)	(0.016)	$1.00	1.57%		0.43%	1.63%	0.13%		$641,950
0.027	(0.027)	(0.027)	$1.00	2.75%		0.43%	2.72%	0.12%		$620,552
0.036	(0.036)	(0.326)	$1.00	3.31%		0.43%	3.26%	0.12%		$856,704

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Prime Cash Obligations Fund
July 31, 2003	$1.00	0.011	--
July 31, 2004	$1.00	0.007	--
July 31, 2005	$1.00	0.020	--
July 31, 2006	$1.00	0.040	--
July 31, 2007 [3]	$1.00	0.050	--

Prime Management Obligations Fund
July 31, 2005 [4]	$1.00	0.014	--
July 31, 2006	$1.00	0.040	--
July 31, 2007 [3]	$1.00	0.050	--

Prime Obligations Fund
July 31, 2003	$1.00	0.011	(0.000	) [6]
July 31, 2004	$1.00	0.007	0.000	[6]
July 31, 2005	$1.00	0.020	0.000	[6]
July 31, 2006	$1.00	0.040	0.000	[6]
July 31, 2007 [3]	$1.00	0.049	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

5 Computed on an annualized basis.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	[1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

0.011	(0.011)	$1.00	1.12%		0.43%		1.11%		0.11%		$1,960,635
0.007	(0.007)	$1.00	0.74%		0.43%		0.73%		0.11%		$2,025,081
0.020	(0.020)	$1.00	2.00%		0.43%		1.94%		0.11%		$1,780,479
0.040	(0.040)	$1.00	4.10%		0.43%		3.98%		0.11%		$1,932,607
0.050	(0.050)	$1.00	5.07%		0.43%		4.95%		0.11%		$1,913,630

0.014	(0.014)	$1.00	1.40%		0.38%	[5]	2.87%	[5]	0.20%	[5]	$812,886
0.040	(0.040)	$1.00	4.13%		0.41%		4.07%		0.16%		$1,027,151
0.050	(0.050)	$1.00	5.09%		0.42%		4.99%		0.15%		$1,571,872

0.011	(0.011)	$1.00	1.11%		0.45%		1.11%		0.09%		$4,789,142
0.007	(0.007)	$1.00	0.72%		0.45%		0.71%		0.09%		$4,824,570
0.020	(0.020)	$1.00	1.99%		0.45%		1.96%		0.09%		$5,727,774
0.040	(0.040)	$1.00	4.07%		0.45%		4.02%		0.09%		$5,827,992
0.049	(0.049)	$1.00	5.04%		0.45%		4.94%		0.09%		$6,207,517

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Prime Value Obligations Fund
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.008	--		0.008
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [3]	$1.00	0.050	--		0.050

Tax-Free Obligations Fund
July 31, 2003	$1.00	0.009	(0.000	) [4]	0.009
July 31, 2004	$1.00	0.006	0.000	[4]	0.006
July 31, 2005	$1.00	0.015	(0.000	) [4]	0.015
July 31, 2006	$1.00	0.026	(0.000	) [4]	0.026
July 31, 2007 [3]	$1.00	0.032	0.000	[4]	0.032

Treasury Obligations Fund
July 31, 2003	$1.00	0.010	0.000	[4]	0.010
July 31, 2004	$1.00	0.006	--		0.006
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.039	--		0.039
July 31, 2007 [3]	$1.00	0.048	--		0.048

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

							Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

(0.012)	--		(0.012)	$1.00	1.16%		0.42%	1.15%	0.12%		$1,369,542
(0.008)	--		(0.008)	$1.00	0.77%		0.42%	0.77%	0.12%		$1,564,255
(0.020)	--		(0.020)	$1.00	2.05%		0.42%	1.98%	0.12%		$1,263,130
(0.041)	--		(0.041)	$1.00	4.14%		0.42%	4.11%	0.12%		$1,755,737
(0.050)	--		(0.050)	$1.00	5.09%		0.42%	4.99%	0.12%		$2,282,934

(0.009)	--		(0.009)	$1.00	0.89%		0.45%	0.88%	0.09%		$2,054,523
(0.006)	--		(0.006)	$1.00	0.60%		0.45%	0.60%	0.09%		$1,787,740
(0.015)	--		(0.015)	$1.00	1.50%		0.45%	1.53%	0.09%		$2,073,222
(0.026)	--		(0.026)	$1.00	2.65%		0.45%	2.61%	0.09%		$2,066,260
(0.032)	--		(0.032)	$1.00	3.24%		0.45%	3.20%	0.09%		$2,645,622

(0.010)	(0.000)	[4]	(0.010)	$1.00	1.02%		0.45%	0.95%	0.09%		$5,770,025
(0.006)	--		(0.006)	$1.00	0.61%		0.45%	0.60%	0.09%		$4,965,031
(0.019)	--		(0.019)	$1.00	1.87%		0.45%	1.85%	0.09%		$5,245,762
(0.039)	--		(0.039)	$1.00	3.94%		0.45%	3.87%	0.09%		$5,712,346
(0.048)	--		(0.048)	$1.00	4.91%		0.45%	4.79%	0.09%		$6,123,403

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,025.70	$1.00
Government Obligations Tax-Managed Fund	$1,000	$1,025.30	$1.00
Municipal Obligations Fund	$1,000	$1,017.80	$0.90
Prime Cash Obligations Fund	$1,000	$1,026.10	$0.90
Prime Management Obligations Fund	$1,000	$1,026.20	$0.85
Prime Obligations Fund	$1,000	$1,026.00	$1.00
Prime Value Obligations Fund	$1,000	$1,026.20	$0.85
Tax-Free Obligations Fund	$1,000	$1,017.50	$1.00
Treasury Obligations Fund	$1,000	$1,025.20	$1.00
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.80	$1.00
Government Obligations Tax-Managed Fund	$1,000	$1,023.80	$1.00
Municipal Obligations Fund	$1,000	$1,023.90	$0.90
Prime Cash Obligations Fund	$1,000	$1,023.90	$0.90
Prime Management Obligations Fund	$1,000	$1,023.95	$0.85
Prime Obligations Fund	$1,000	$1,023.80	$1.00
Prime Value Obligations Fund	$1,000	$1,023.95	$0.85
Tax-Free Obligations Fund	$1,000	$1,023.80	$1.00
Treasury Obligations Fund	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Funds' Institutional Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Management Obligations Fund	0.17%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,024.40	$2.26
Government Obligations Tax-Managed Fund	$1,000	$1,024.10	$2.26
Municipal Obligations Fund	$1,000	$1,016.60	$2.15
Prime Cash Obligations Fund	$1,000	$1,024.90	$2.16
Prime Management Obligations Fund	$1,000	$1,025.00	$2.11
Prime Obligations Fund	$1,000	$1,024.70	$2.26
Prime Value Obligations Fund	$1,000	$1,025.00	$2.11
Tax-Free Obligations Fund	$1,000	$1,016.30	$2.25
Treasury Obligations Fund	$1,000	$1,023.90	$2.26
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.56	$2.26
Government Obligations Tax-Managed Fund	$1,000	$1,022.56	$2.26
Municipal Obligations Fund	$1,000	$1,022.66	$2.16
Prime Cash Obligations Fund	$1,000	$1,022.66	$2.16
Prime Management Obligations Fund	$1,000	$1,022.71	$2.11
Prime Obligations Fund	$1,000	$1,022.56	$2.26
Prime Value Obligations Fund	$1,000	$1,022.71	$2.11
Tax-Free Obligations Fund	$1,000	$1,022.56	$2.26
Treasury Obligations Fund	$1,000	$1,022.56	$2.26

2 Expenses are equal to the Funds' Institutional Service Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.45%
Government Obligations Tax-Managed Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Management Obligations Fund	0.42%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	85.5%
U.S. Government Agency Securities	14.5%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.0%
8-30 Days	6.0%
31-90 Days	4.1%
91-180 Days	2.9%
181 Days or more	7.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		GOVERNMENT AGENCIES--14.5%
$176,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.200% - 5.435%, 9/19/2007 - 10/17/07	$175,972,034
373,500,000		Federal Home Loan Bank System Notes, 3.500% - 5.380%, 8/22/2007 - 6/18/2008	373,260,832
85,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.010%, 1/7/2008	83,130,822
150,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Note, 5.215%, 9/17/2007	149,991,525
321,500,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.750%, 8/17/2007 - 7/17/2008	321,784,229
183,441,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	176,646,313
185,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.200%, 9/28/2007	184,959,789
242,501,000		Federal National Mortgage Association Notes, 4.250% - 5.300%, 9/14/2007 - 1/8/2008	242,437,049
337,356,000	[1]	Housing and Urban Development Floating Rate Note, 5.560%, 8/1/2007	337,356,000
		TOTAL GOVERNMENT AGENCIES	2,045,538,593
		REPURCHASE AGREEMENTS--85.5%
700,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,046,163,936.	700,000,000
300,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.27%, dated 7/11/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $753,623,125 on 8/14/2007. The market value of the underlying securities at the end of the period was $767,290,351.	300,000,000
999,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $2,000,293,889 on 8/1/2007. The market value of the underlying security at the end of the period was $2,040,299,767.	999,000,000
120,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.29%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2047 for $310,778,894 on 4/10/2008. The market value of the underlying securities at the end of the period was $303,239,836.	120,000,000
1,800,000,000		Interest in $3,700,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/9/2017 for $3,700,543,694 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,774,554,991.	1,800,000,000
283,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Bear Stearns and Co. will repurchase U.S. Government Agency securities with various maturities to 7/15/2037 for $2,000,295,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,640.	283,000,000
442,219,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	442,219,000
650,000,000		Interest in $1,600,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2047 for $1,600,235,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,635,746,647.	650,000,000
150,000,000		Repurchase agreement 5.31%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/25/2037 for $150,022,125 on 8/1/2007. The market value of the underlying securities at the end of the period was $154,501,036.	150,000,000
926,146,000		Interest in $3,700,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459.	926,146,000
199,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.27%, dated 5/23/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 3/15/2037 for $506,733,889 on 8/23/2007. The market value of the underlying securities at the end of the period was $527,901,071.	199,000,000
300,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.27%, dated 7/11/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/1/2037 for $753,842,708 on 8/15/2007. The market value of the underlying securities at the end of the period was $770,484,394.	300,000,000
1,478,364,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	1,478,364,000
1,000,000,000		Interest in $2,800,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,800,411,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,857,532,657.	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$120,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	$120,000,000
52,327,000		Interest in $352,327,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $352,378,870 on 8/1/2007. The market value of the underlying securities at the end of the period was $359,400,198.	52,327,000
175,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 5.31%, dated 2/2/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $432,404,464.	175,000,000
984,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 5/20/2037 for $2,000,294,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,058,033,784.	984,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	25,000,000
300,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,000,243.	300,000,000
121,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.286%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $300,189,579 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,214,440.	121,000,000
670,000,000		Interest in $1,120,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2047 for $1,120,164,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,153,601,124.	670,000,000
67,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security maturing on 3/1/2036 for $154,856,456 on 5/27/2008. The market value of the underlying security at the end of the period was $151,290,426.	67,000,000
175,000,000		Repurchase agreement 5.32%, dated 7/31/2007 under which Wachovia Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for $175,025,861 on 8/1/2007. The market value of the underlying securities at the end of the period was $180,276,637.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	12,037,056,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	14,082,594,593
		OTHER ASSETS AND LIABILITIES - NET--0.0%	4,622,954
		TOTAL NET ASSETS--100%	$14,087,217,547

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax-Managed Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	100.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	20.7%
8-30 Days	39.4%
31-90 Days	35.2%
91-180 Days	0.3%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Tax-Managed Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		GOVERNMENT AGENCIES--100.0%
$260,000,000	[1]	Federal Farm Credit System Discount Notes, 5.080% - 5.130%, 8/24/2007 - 9/28/2007	$258,469,729
1,239,185,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.170% - 5.260%, 8/1/2007 - 9/26/2007	1,238,967,584
82,835,000		Federal Farm Credit System Notes, 2.625% - 6.375%, 8/6/2007 - 7/15/2008	82,322,690
1,714,052,000	[1]	Federal Home Loan Bank System Discount Notes, 5.030% - 5.435%, 8/1/2007 - 7/17/2008	1,708,535,191
506,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.165% - 5.210%, 8/14/2007 - 10/15/2007	505,819,698
238,139,336		Federal Home Loan Bank System Notes, 3.270% - 6.500%, 8/15/2007 - 7/24/2008	237,824,341
180,000,000	[1]	Tennessee Valley Authority Discount Notes, 5.120% - 5.124%, 9/13/2007	178,899,009
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [3]	4,210,838,242
		OTHER ASSETS AND LIABILITIES - NET--(0.0)%	266,351
		TOTAL NET ASSETS--100%	$4,211,104,593

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	93.5%
Municipal Notes	7.3%
Commercial Paper	4.3%
Other Assets and Liabilities--Net [2]	(5.1)%
TOTAL	100.0%

At July 31, 2007, the fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	89.5%
8-30 days	6.1%
31-90 days	4.5%
91-180 days	2.5%
181 days or more	2.5%
Other Assets and Liabilities--Net [2]	(5.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		SHORT-TERM MUNICIPALS--105.1% [1,2]
		Alabama--0.9%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 3.710%, 8/2/2007	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	4,190,000
1,410,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.790%, 8/1/2007	1,410,000
9,000,000		Columbia, AL IDB, PCR (1995 Series C), Daily VRDNs (Alabama Power Co.), 3.740%, 8/1/2007	9,000,000
17,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.710%, 8/1/2007	17,000,000
4,175,000		Mobile, AL, Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007	4,175,000
6,600,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	6,600,000
		TOTAL	54,715,000
		Alaska--1.8%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,750,000
9,415,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 3.710%, 8/2/2007	9,415,000
42,950,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 3.740%, 8/1/2007	42,950,000
24,400,000		Valdez, AK, Marine Terminal (Series 1994C), Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 3.680%, 8/1/2007	24,400,000
28,000,000		Valdez, AK, Marine Terminal (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.690%, 8/1/2007	28,000,000
		TOTAL	108,515,000
		Arizona--1.3%
22,700,000		Arizona Health Facilities Authority (Series 2005B), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 3.630%, 8/1/2007	22,700,000
425,000		Arizona Health Facilities Authority (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 3.660%, 8/2/2007	425,000
1,920,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	1,920,000
3,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.680%, 8/2/2007	3,675,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.680%, 8/2/2007	3,400,000
3,700,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	3,700,000
3,630,000		Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 3.700%, 8/2/2007	3,630,000
35,250,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/2/2007	35,250,000
3,780,000	[3,4]	Tucson, AZ, Water Revenue, P-Floats (Series EC-1088), VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	3,780,000
		TOTAL	78,480,000
		Arkansas--1.2%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.720%, 8/2/2007	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/2/2007	5,130,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.920%, 8/2/2007	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/2/2007	7,100,000
		TOTAL	72,430,000
		California--5.4%
13,666,500	[3,4]	California Educational Facilities Authority, Floater Certificates (Series 2006-1816), Weekly VRDNs (University of Southern California)/(Morgan Stanley LIQ), 3.630%, 8/2/2007	13,666,500
10,995,000	[3,4]	California Health Facilities Financing Authority (Series 1998-CMC6), Weekly VRDNs (Kaiser Permanente)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/1/2007	10,995,000
1,035,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	1,035,000
715,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 3.720%, 8/1/2007	715,000
1,680,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	1,680,000
4,100,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,200,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	$5,200,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 3.740%, 8/2/2007	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	5,000,000
6,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.690%, 8/2/2007	6,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	2,940,000
3,165,000		California PCFA (Series 2002A), Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	3,165,000
4,060,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,060,000
2,365,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,365,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.740%, 8/2/2007	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	2,000,000
1,800,000		California PCFA (Series 2003), Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.690%, 8/2/2007	1,800,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 3.740%, 8/2/2007	2,350,000
9,000,000	[3,4]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.710%, 8/1/2007	9,000,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.740%, 8/2/2007	2,000,000
7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	7,280,000
4,680,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/ (Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	4,680,000
2,960,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,960,000
2,930,000		California PCFA (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,930,000
3,910,000		California PCFA (Series 2006A), Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 3.720%, 8/1/2007	3,910,000
1,345,000		California PCFA (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	1,345,000
8,905,000		California PCFA (Series 2006A), Weekly VRDNs (Rainbow Disposal Co., Inc.)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	8,905,000
2,240,000		California PCFA (Series 2006B), Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	2,240,000
10,000,000		California PCFA (Series 2007A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.700%, 8/1/2007	10,000,000
4,110,000		California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,110,000
10,000,000		California PCFA (Series 2007A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.710%, 8/1/2007	10,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.630%, 8/1/2007	3,440,000
15,000,000		California PCFA (Series 2007A), Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Comerica Bank LOC), 3.710%, 8/1/2007	15,000,000
9,110,000	[3,4]	California State (PT-3574), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007	9,110,000
5,645,000	[3,4]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007	5,645,000
2,350,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 3.820%, 8/1/2007	2,350,000
15,200,000		California Statewide Communities Development Authority (Series 2003B), Weekly VRDNs (Kaiser Permanente), 3.600%, 8/1/2007	15,200,000
10,500,000		California Statewide Communities Development Authority (Series 2004L), Weekly VRDNs (Kaiser Permanente), 3.600%, 8/1/2007	10,500,000
4,810,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.720%, 8/2/2007	4,810,000
11,500,000	[3,4]	GS Pool Trust (Series 2006-24TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	11,500,000
3,435,000	[3,4]	GS Pool Trust (Series 2006-54TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	3,435,000
21,000,000	[3,4]	Los Angeles, CA Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2007	21,000,000
28,000,000	[3,4]	Northern California Gas Authority No. 1, Floater Certificates (Series 2006-1811), Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 8/2/2007	28,000,000
18,800,000		Torrance, CA (Series 1992: Hospital Revenue Bonds), Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 8/2/2007	18,800,000
18,655,000		West Covina, CA Public Financing Authority (Series 2002B), Weekly VRDNs (West Covina, CA)/(CALSTRS(CALSTRS) LOC), 3.600%, 8/1/2007	18,655,000
		TOTAL	320,241,500
		Colorado--1.2%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/1/2007	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	5,500,000
5,210,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 2007-C22), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	5,210,000
		TOTAL	70,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--0.1%
$7,700,000		Connecticut State HEFA (Series A), Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.640%, 8/2/2007	$7,700,000
		Delaware--0.1%
3,720,000	[3,4]	Delaware Transportation Authority, P-Floats (Series EC-1075), VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	3,720,000
		District of Columbia--0.6%
15,435,000	[3,4]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 8/2/2007	15,435,000
3,140,000	[3,4]	District of Columbia HFA (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 8/2/2007	3,140,000
14,410,000	[3,4]	Metropolitan Washington, DC Airports Authority, PUTTERs (Series 1949), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	14,410,000
		TOTAL	32,985,000
		Florida--3.6%
40,000,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	40,000,000
6,351,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 8/2/2007	6,351,000
6,000,000	[3,4]	Florida Housing Finance Corp., Class A Certificates (Series 3051), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	6,000,000
19,500,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	19,500,000
9,870,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	9,870,000
15,210,000	[3,4]	Florida State Board of Education (PZ-198), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	15,210,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 4.730%, 8/1/2007	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), 3.69% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007	7,835,000
4,190,000		Hillsborough County, FL HFA, (Series 2005), Weekly VRDNs (Claymore Crossings Apartments)/(Citibank N.A., New York LOC), 3.670%, 8/1/2007	4,190,000
11,280,000	[3,4]	Hillsborough County, FL Port District (MT-101), 3.70% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 11/15/2007	11,280,000
8,500,000		Jacksonville, FL, PCR (Series 1995), Daily VRDNs (Florida Power & Light Co.), 3.730%, 8/1/2007	8,500,000
5,295,000	[3,4]	Miami-Dade County, FL, Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	5,295,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 525), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	8,700,000
10,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Banco Bilbao Vizcaya Argentaria SA LIQs), 3.690%, 8/2/2007	10,000,000
55,000,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 3.760%, 8/1/2007	55,000,000
		TOTAL	214,231,000
		Georgia--4.6%
24,175,000		Atlanta, GA Development Authority (Series 2007A), Weekly VRDNs (Panther Place LLC)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/2/2007	24,175,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,000,000
7,000,000		Bacon, GA Industrial Building Authority (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,000,000
5,255,000		Burke County, GA Development Authority, PCR (Series 1992), Daily VRDNs (Georgia Power Co.), 3.640%, 8/1/2007	5,255,000
13,670,000		Clayton County, GA Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	13,670,000
6,500,000		Clayton County, GA Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 3.690%, 8/2/2007	6,500,000
26,000,000	[3,4]	Cobb County, GA Housing Authority (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/2/2007	26,000,000
5,910,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.860%, 8/2/2007	5,910,000
8,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 3.680%, 8/2/2007	8,000,000
4,620,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.680%, 8/2/2007	4,620,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	16,000,000
4,500,000		Fulton County, GA, IDA (Series 2005), Weekly VRDNs (Phoenix Stamping Group LLC)/(Columbus Bank and Trust Co., GA LOC), 3.680%, 8/2/2007	4,500,000
4,875,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	4,875,000
21,125,000	[3,4]	Georgia State, P-Floats (Series EC-1019), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	21,125,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$22,620,000		Gwinnett County, GA, Hospital Authority (Series 2007D), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(DePfa Bank PLC LIQ), 3.630%, 8/1/2007	$22,620,000
5,000,000		Gwinnett County, GA, Housing Authority (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	5,000,000
13,900,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 3.670%, 8/2/2007	13,900,000
22,000,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.690%, 8/2/2007	22,000,000
20,000,000		Mitchell County, GA, Development Authority (Series 2006), Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2007	20,000,000
4,150,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.710%, 8/2/2007	4,150,000
8,040,000		Roswell, GA Housing Authority (Series 2005), Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 3.660%, 8/2/2007	8,040,000
10,100,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.780%, 8/1/2007	10,100,000
2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC), 3.680%, 8/1/2007	2,000,000
3,500,000		Savannah, GA Housing Authority (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 3.670%, 8/2/2007	3,500,000
4,480,000		Screven County, GA, IDA (Series 1995), Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	4,480,000
2,200,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	2,200,000
5,000,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2007	5,000,000
		TOTAL	273,620,000
		Hawaii--0.7%
27,000,000	[3,4]	Hawaii State Airport System (Series 2007 FR/RI-P21), Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	27,000,000
17,670,000	[3,4]	Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	17,670,000
		TOTAL	44,670,000
		Illinois--5.7%
3,500,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.800%, 8/2/2007	3,500,000
5,000,000		Chicago, IL, Board of Education (Series 2005D-1), Daily VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ), 3.740%, 8/1/2007	5,000,000
31,000,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 8/1/2007	31,000,000
76,150,000		Chicago, IL, Midway Airport (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 8/1/2007	76,150,000
43,400,000		Chicago, IL, MFH Revenue (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 3.700%, 8/2/2007	43,400,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	1,065,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport (PT-685), 3.69% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007	9,995,000
2,795,000	[3,4]	Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	2,795,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	7,810,000
2,655,000		Chicago, IL (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,655,000
1,225,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.710%, 8/1/2007	1,225,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	10,500,000
2,620,000		Elgin, IL (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,620,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	465,000
3,400,000		Harvey, IL Multi-family Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(FHLB of Chicago LOC), 3.750%, 8/2/2007	3,400,000
1,885,000		Huntley, IL, IDR (Series 1999), Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.720%, 8/1/2007	1,885,000
3,890,000		Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.690%, 8/1/2007	3,890,000
1,300,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.720%, 8/2/2007	1,300,000
5,225,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.750%, 8/2/2007	5,225,000
2,850,000		Illinois Development Finance Authority IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/1/2007	2,850,000
5,310,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	5,310,000
3,110,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.740%, 8/1/2007	3,110,000
2,500,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/1/2007	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$8,750,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Republic Services, Inc.), 3.890%, 8/2/2007	$8,750,000
3,750,000		Illinois Finance Authority (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.680%, 8/1/2007	3,750,000
6,600,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/1/2007	6,600,000
490,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.610%, 8/1/2007	490,000
40,000,000		Illinois Housing Development Authority (Series 2007C), 3.73% BANs, 5/7/2008	40,000,000
7,000,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.680%, 8/1/2007	7,000,000
24,950,000	[3,4]	Kane County, IL Forest Preserve District, SPEARs (Series DB-258), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 3.680%, 8/2/2007	24,950,000
3,245,000		Tinley Park, IL (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	3,245,000
2,845,000		Upper Illinois River Valley Development Authority (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,845,000
2,900,000		Vernon Hills, IL Industrial Development (Series 1998), Weekly VRDNs (Accurate Transmissions, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,900,000
2,240,000		Will-Kankakee, IL Regional Development Authority (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,240,000
		TOTAL	338,470,000
		Indiana--3.3%
7,931,000		Elkhart County, IN, MFH (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 3.750%, 8/2/2007	7,931,000
2,292,000		Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC), 3.720%, 8/2/2007	2,292,000
980,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	980,000
3,950,000		Indiana Health Facility Financing Authority (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 3.640%, 8/2/2007	3,950,000
5,500,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	5,500,000
8,000,000		Indiana State Finance Authority (Series 2006), Weekly VRDNs (Mittal Steel USA, Inc.)/(Bank of Montreal LOC), 3.680%, 8/1/2007	8,000,000
1,115,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,115,000
13,165,000		Indiana State Housing & Community Development Authority (Series 2006 E-2), 3.62% BANs, 12/20/2007	13,165,000
7,500,000		Indianapolis, IN, Airport Authority (Series 2007), 3.82% CP (Fortis Bank SA/NV and State Street Bank & Trust Co. LOCs), Mandatory Tender 10/10/2007	7,500,000
5,135,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.740%, 8/2/2007	3,400,000
7,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	7,100,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	6,500,000
1,330,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 3.790%, 8/2/2007	1,330,000
24,200,000		Lafayette, IN, Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.700%, 8/2/2007	24,200,000
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 3.680%, 8/2/2007	6,000,000
12,214,000		Southwest Allen County, IN Metropolitan School District (Series 2007 B), 4.00% TANs, 10/1/2007	12,216,966
4,899,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/31/2007	4,906,874
9,200,000		Whiting, IN, Environmental Facilities Revenue (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	9,200,000
10,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	10,000,000
22,600,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,600,000
22,225,000		Whiting, IN, Environmental Facilities Revenue (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,225,000
2,000,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,000,000
		TOTAL	196,281,840
		Iowa--0.5%
27,685,000		Iowa Finance Authority (Series 2006A), Weekly VRDNs (Pointe at Cedar Rapids LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/2/2007	27,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--0.7%
$11,050,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	$11,050,000
2,160,000		Junction City, KS, 5.00% BANs, 8/1/2007	2,160,000
10,000,000		Kansas Development Finance Authority (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	10,000,000
10,000,000		Lenexa, KS MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	10,000,000
4,000,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	4,000,000
2,625,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,625,000
		TOTAL	39,835,000
		Kentucky--0.6%
8,300,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	8,300,000
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.750%, 8/2/2007	4,900,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.870%, 8/2/2007	5,500,000
570,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.100%, 8/2/2007	570,000
1,325,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 3.630%, 8/2/2007	1,325,000
2,067,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.740%, 8/2/2007	2,067,000
6,725,000		Kentucky Housing Corp., (Conduit Multifamily Mortgage Revenue Bonds (Series 2006A), Weekly VRDNs (Clarksdale Rental I LP)/(PNC Bank, N.A. LOC), 3.700%, 8/2/2007	6,725,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.870%, 8/2/2007	5,740,000
1,570,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.830%, 8/2/2007	1,570,000
		TOTAL	36,697,000
		Louisiana--0.9%
5,001,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	5,001,000
11,565,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	11,565,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.760%, 8/2/2007	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips), 3.760%, 8/1/2007	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	9,000,000
11,600,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.770%, 8/1/2007	11,600,000
		TOTAL	52,266,000
		Maine--0.6%
5,300,000		Bath, ME, 4.25% BANs, 1/30/2008	5,312,844
1,700,000		Biddeford, ME, Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.690%, 8/1/2007	1,700,000
8,100,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	8,100,000
15,000,000		Maine State Housing Authority (Series D), 3.82% TOBs, Optional Tender 7/18/2008	15,000,000
3,285,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,285,000
		TOTAL	33,397,844
		Maryland--1.3%
250,000		Howard County, MD Economic Development Revenue Board (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 3.690%, 8/2/2007	250,000
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	2,495,000
5,555,000	[3,4]	Maryland Community Development Administration - Residential Revenue (PA-1432), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	5,555,000
3,630,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/1/2007	3,630,000
13,000,000		Maryland Community Development Administration - Residential Revenue (Series 2006N), 3.72% BANs, 9/12/2007	13,000,000
4,830,000	[3,4]	Maryland Community Development Administration - Residential Revenue Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	4,830,000
5,850,000		Maryland IDFA (Series 1999), 3.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2007	5,850,000
5,635,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 8/1/2007	5,635,000
6,790,000		Maryland State Economic Development Corp. (Series 2006), Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.710%, 8/3/2007	6,790,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$24,480,000	[3,4]	Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	$24,480,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/ (GTD by Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	5,730,000
		TOTAL	78,245,000
		Massachusetts--0.9%
7,729,000		Ashburnham, MA, 4.00% BANs, 7/11/2008	7,742,992
10,000,000		Massachusetts Development Finance Agency (Series 2004), 3.77% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 9/10/2007	10,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.750%, 8/2/2007	4,500,000
9,580,000	[3,4]	Massachusetts Port Authority, PUTTERs (Series 501Z), Weekly VRDNs (Delta Air Lines, Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	9,580,000
100,000		Massachusetts State Development Finance Agency (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.650%, 8/1/2007	100,000
300,000		Massachusetts State Development Finance Agency (Series 2006), Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007	300,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.730%, 8/1/2007	19,610,000
		TOTAL	51,832,992
		Michigan--0.4%
2,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.680%, 8/1/2007	2,300,000
401,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 3.690%, 8/2/2007	401,000
12,625,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	12,625,000
6,500,000		Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(GTD by Bayerische Landesbank LOC), 3.680%, 8/1/2007	6,500,000
		TOTAL	21,826,000
		Minnesota--3.8%
24,050,000	[3,4]	Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	24,050,000
17,510,000	[3,4]	Becker, MN (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	17,510,000
2,400,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,400,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	6,440,000
3,865,000		Dakota County, MN, Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	3,865,000
51,600,000		Minneapolis, MN, Healthcare System (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.620%, 8/1/2007	51,600,000
900,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	900,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	5,220,000
45,000,000		Minnesota State HFA (Series 2006K), 3.62% BANs, 11/6/2007	45,000,000
17,770,000	[3,4]	Minnesota State, P-Floats (Series EC-1059) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	17,770,000
1,700,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/3/2007	1,700,000
14,890,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	14,890,000
310,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	310,000
10,100,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	10,100,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	5,000,000
8,750,000		St. Paul, MN Housing & Redevelopment Authority (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	8,750,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/3/2007	4,000,000
		TOTAL	224,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--1.3%
$12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	$12,000,000
1,950,000		Mississippi Business Finance Corp. (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	1,950,000
2,420,000		Mississippi Business Finance Corp. (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	2,420,000
3,270,000		Mississippi Business Finance Corp. (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	3,270,000
2,955,000		Mississippi Business Finance Corp. (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	2,955,000
9,000,000		Mississippi Business Finance Corp. (Series 2006), Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.660%, 8/2/2007	9,000,000
1,020,000	[3,4]	Mississippi Home Corp. (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	1,020,000
7,500,000		Mississippi Home Corp. (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.690%, 8/2/2007	7,500,000
6,500,000		Mississippi Home Corp. (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	6,500,000
9,790,000		Mississippi Home Corp. (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	9,790,000
10,070,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.730%, 8/1/2007	10,070,000
1,435,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,435,000
6,785,000	[3,4]	Mississippi Hospital Equipment & Facilities Authority (Series 2004 FR/RI-L70), Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 3.670%, 8/1/2007	6,785,000
		TOTAL	74,695,000
		Missouri--1.4%
28,096,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	28,096,000
10,000,000		Kansas City, MO, IDA (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 3.680%, 8/2/2007	10,000,000
8,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/ (DePfa Bank PLC LIQ), 3.710%, 8/2/2007	8,250,000
2,580,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,580,000
1,540,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,540,000
21,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.730%, 8/2/2007	21,000,000
9,300,000		St. Louis, MO, IDA (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 8/1/2007	9,300,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 4.010%, 8/2/2007	1,000,000
		TOTAL	81,766,000
		Montana--0.2%
2,200,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	2,200,000
5,700,000	[3,4]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/1/2007	5,700,000
2,580,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 3.730%, 8/1/2007	2,580,000
3,055,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 3.700%, 8/2/2007	3,055,000
		TOTAL	13,535,000
		Multi State--6.5%
37,335,610	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.820%, 8/2/2007	37,335,610
46,016,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank & Trust Co. LIQs), 3.730%, 8/2/2007	46,016,000
9,425,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2006-5), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/2/2007	9,425,000
20,394,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/2/2007	20,394,000
5,183,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/2/2007	5,183,000
30,321,597	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007	30,321,597
18,299,496	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007	18,299,496
3,582,445	[3,4]	GS Pool Trust (Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	3,582,445
62,605,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 3.860%, 8/2/2007	62,605,000
76,115,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1761P), Weekly VRDNs (AMBAC, FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.880%, 8/2/2007	76,115,000
34,320,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.810%, 8/2/2007	34,320,000
43,530,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 8/2/2007	43,530,000
		TOTAL	387,127,148
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--0.3%
$2,900,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	$2,900,000
900,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	900,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	2,000,000
7,685,000	[3,4]	Nebraska Investment Finance Authority, MERLOTS (Series 1998A), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/2/2007	7,685,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	5,200,000
		TOTAL	18,685,000
		Nevada--3.8%
2,000,000		Clark County, NV Airport System, (Series B-1), 5.00% Bonds, 7/1/2008	2,020,634
11,775,000	[3,4]	Clark County, NV IDRBs, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	11,775,000
7,140,000		Clark County, NV (Series 1997A), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	7,535,000
108,800,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(GTD by Bayerische Landesbank LIQ), 3.680%, 8/1/2007	108,800,000
87,700,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 8/1/2007	87,700,000
		TOTAL	224,970,634
		New Hampshire--1.0%
25,000,000		New Hampshire Business Finance Authority (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 3.700%, 8/2/2007	25,000,000
1,115,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.760%, 8/1/2007	1,115,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.78% CP (New England Power Co.), Mandatory Tender 8/13/2007	30,000,000
970,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	970,000
720,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	720,000
		TOTAL	57,805,000
		New Jersey--2.0%
4,750,000		Allamuchy Township, NJ, 4.25% BANs, 7/23/2008	4,770,070
2,500,000		Barrington, NJ Board of Education, 4.25% GANs, 8/17/2007	2,500,585
7,094,408		Beachwood, NJ, 4.25% BANs, 8/31/2007	7,097,507
10,000,000		Hoboken, NJ, 4.25% BANs, 9/14/2007	10,005,802
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,600,067
3,560,000		Neptune Township, NJ, 4.25% BANs, 11/9/2007	3,566,113
8,505,000	[3,4]	New Jersey EDA, PUTTERs (Series 1104), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 8/2/2007	8,505,000
3,035,000	[3,4]	New Jersey EDA, School Facilities Construction Macon Trust (Series 2005H), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.640%, 8/2/2007	3,035,000
8,140,000		New Jersey Healthcare Facilities Financing Authority (Series 2002), Daily VRDNs (RWJ Healthcare Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007	8,140,000
13,140,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007	13,140,000
7,000,000		Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008	7,009,784
12,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	12,023,678
12,925,000		Newark, NJ, School Promissory Notes (Series 2007C), 4.00% BANs, 1/24/2008	12,943,065
3,090,000		Pleasantville, NJ, 4.25% BANs, 9/28/2007	3,092,174
4,588,250		Tinton Falls, NJ, 4.125% BANs, 9/6/2007	4,590,324
4,181,875		Upper Freehold Township, NJ, 4.25% BANs, 8/31/2007	4,183,697
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,792,306
		TOTAL	117,995,172
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Mexico--0.4%
$1,445,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	$1,445,000
4,060,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	4,060,000
13,861,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	13,861,000
2,625,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.860%, 8/1/2007	2,625,000
890,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	890,000
2,285,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,285,000
		TOTAL	25,166,000
		New York--1.9%
22,130,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.710%, 8/2/2007	22,130,000
1,355,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-B), Weekly VRDNs (Dexia Credit Local LIQ), 3.580%, 8/1/2007	1,355,000
19,850,000		New York State HFA (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.690%, 8/1/2007	19,850,000
13,000,000		New York State HFA (Series 2006A: 385 Third Avenue Apartments), Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.690%, 8/1/2007	13,000,000
36,145,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007	36,145,000
20,585,000	[3,4]	Westchester County, NY, IDA (MT-257), Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 8/2/2007	20,585,000
		TOTAL	113,065,000
		North Carolina--1.5%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	2,840,000
3,000,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,000,000
2,370,000		Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	2,370,000
1,725,000		Guilford County, NC Industrial Facilities & PCFA (Series 2003), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	1,725,000
11,800,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	11,800,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	2,000,000
380,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001),Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.780%, 8/3/2007	380,000
2,900,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	2,900,000
2,115,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	2,115,000
3,400,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	3,400,000
8,950,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.700%, 8/1/2007	8,950,000
3,300,000		North Carolina Capital Facilities Finance Agency (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 3.670%, 8/2/2007	3,300,000
3,695,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,695,000
16,435,000	[3,4]	North Carolina State, P-Floats (Series EC-1063), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	16,435,000
18,050,000	[3,4]	North Carolina State, P-Floats (Series EC-1138), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	18,050,000
		TOTAL	89,560,000
		North Dakota--0.0%
1,700,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.730%, 8/2/2007	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--2.3%
$2,100,000		Ashland, OH, 4.25% BANs, 5/22/2008	$2,108,646
4,750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.680%, 8/2/2007	4,750,000
5,915,000		Hamilton, OH, MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.690%, 8/2/2007	5,915,000
4,250,000		Mahoning County, OH, IDA (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	4,250,000
5,450,000		Marion County, OH, MFH (Series 2006), Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 3.680%, 8/2/2007	5,450,000
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 3.760%, 8/2/2007	6,250,000
30,000,000		Ohio HFA (Series 2005D), Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.690%, 8/1/2007	30,000,000
59,000,000		Ohio HFA (Series I), Weekly VRDNs (GNMA COL)/(Citibank N.A., New York LIQ), 3.670%, 8/1/2007	59,000,000
1,310,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,310,000
2,700,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.700%, 8/2/2007	2,700,000
2,657,500		Ross County, OH (Series A), 4.25% BANs, 5/29/2008	2,668,054
7,000,000		Toledo-Lucas County, OH Port Authority (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.680%, 8/2/2007	7,000,000
4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/ (ABN AMRO Bank NV, Amsterdam LOC), 3.690%, 8/2/2007	4,000,000
3,400,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 3.740%, 8/1/2007	3,400,000
		TOTAL	138,801,700
		Oklahoma--0.5%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	5,650,000
17,374,624	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	17,374,624
7,500,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 3.730%, 8/1/2007	7,500,000
		TOTAL	30,524,624
		Oregon--0.6%
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	12,665,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	10,000,000
		TOTAL	32,665,000
		Pennsylvania--3.7%
1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	1,000,000
900,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.690%, 8/1/2007	900,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.835%, 8/1/2007	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.820%, 8/1/2007	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	10,000,000
12,600,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank & Trust Co. and WestLB AG LIQs), 3.700%, 8/2/2007	12,600,000
50,000,000		Pennsylvania State Higher Education Assistance Agency, Student Loan Adjustable Rate Revenue Bonds (2007 Series A), Weekly VRDNs (AMBAC INS)/(Morgan Stanley Bank LIQ), 3.700%, 8/1/2007	50,000,000
78,760,000		Philadelphia, PA Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/1/2007	78,760,000
		TOTAL	220,960,000
		Puerto Rico--0.3%
19,995,000	[3,4]	Puerto Rico Infrastructure Financing Authority (Series 2000-483), Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.630%, 8/2/2007	19,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.3%
$10,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	$10,026,520
3,390,000		Rhode Island Industrial Facilities Corp. (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.750%, 8/2/2007	3,390,000
6,900,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 3.720%, 8/1/2007	6,900,000
		TOTAL	20,316,520
		South Carolina--2.0%
12,550,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	12,550,000
23,600,000		Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	23,600,000
24,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	24,000,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	24,800,000
1,525,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.690%, 8/3/2007	1,525,000
50,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.920%, 8/1/2007	50,000
2,300,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.690%, 8/1/2007	2,300,000
300,000		South Carolina Jobs-EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co. LOC), 3.710%, 8/2/2007	300,000
6,000,000		South Carolina Jobs-EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.670%, 8/2/2007	6,000,000
4,000,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2007	4,000,000
2,070,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	2,070,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	10,300,000
		TOTAL	117,095,000
		South Dakota--0.7%
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 3.680%, 8/2/2007	4,000,000
10,485,000	[3,4]	South Dakota Housing Development Authority (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	10,485,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,115,960
		TOTAL	40,600,960
		Tennessee--2.4%
15,315,000		Chattanooga, TN Health & Housing Facility Board (Series 2004-A), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.640%, 8/2/2007	15,315,000
1,300,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	1,300,000
1,575,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	1,575,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	3,000,000
44,100,000		Loudon, TN, IDB Solid Waste Disposal (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.700%, 8/2/2007	44,100,000
2,545,000		Metropolitan Government Nashville & Davidson County, TN, IDB (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC), 3.630%, 8/1/2007	2,545,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.730%, 8/2/2007	9,400,000
9,710,000	[3,4]	Tennessee Energy Acquisition Corp. (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.670%, 8/2/2007	9,710,000
38,770,000	[3,4]	Tennessee Energy Acquisition Corp. (PT-3646), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	38,770,000
10,000,000	[3,4]	Tennessee Energy Acquisition Corp. (P-Floats)/(Series EC-1147) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/2/2007	10,000,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.730%, 8/1/2007	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.830%, 8/2/2007	7,000,000
		TOTAL	143,560,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--19.8%
$4,945,000	[3,4]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(GTD by WestLB AG LOC), 3.720%, 8/2/2007	$4,945,000
42,500,000		Brazos Harbor, TX, IDC (Series 2006), Weekly VRDNs (BASF Corp.), 3.740%, 8/1/2007	42,500,000
45,750,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.680%, 8/1/2007	45,750,000
12,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.750%, 8/1/2007	12,400,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007	28,500,000
5,035,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 3.750%, 8/1/2007	5,035,000
2,100,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	2,100,000
2,950,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	2,950,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	9,000,000
2,715,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,715,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	3,915,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	7,150,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	4,995,000
3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	3,000,000
9,400,000		DeSoto, TX Housing Finance Corp. (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.690%, 8/2/2007	9,400,000
7,435,000		East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,435,000
22,000,000		First Rio Grande, TX Regional Water Authority Economic Development Corp. (Series 2007), Weekly VRDNs (Rio Grande Valley Sugar Growers, Inc.)/ (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	22,000,000
23,000,000		Gulf Coast, TX, IDA (Series 1999), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.740%, 8/1/2007	23,000,000
4,135,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.740%, 8/1/2007	4,135,000
11,250,000		Gulf Coast, TX, IDA Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	11,250,000
12,000,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	12,000,000
22,300,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	22,300,000
3,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	3,500,000
23,900,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	23,900,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	15,000,000
22,930,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,930,000
20,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Weekly VRDNs (American Acryl LP)/(Citibank N.A., New York LOC), 3.700%, 8/2/2007	20,000,000
6,070,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	6,070,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	25,000,000
24,980,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	24,980,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 3.950%, 8/2/2007	7,000,000
18,800,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	18,800,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	10,700,000
26,150,000		Harris County, TX, HFDC (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 3.600%, 8/1/2007	26,150,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,000,000
9,560,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	9,560,000
45,200,000		Houston, TX Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.680%, 8/1/2007	45,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	$6,930,000
4,730,000		Houston, TX Housing Finance Corp. (Series 2005), Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC), 3.700%, 8/1/2007	4,730,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	3,500,000
5,000,000		Port Arthur Navigation District, TX IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	15,000,000
50,000,000		Port of Corpus Christi, TX IDC (Series 2006), Daily VRDNs (CITGO Petroleum Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.740%, 8/1/2007	50,000,000
20,000,000		Port of Corpus Christi, TX IDC (Series 2007), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.740%, 8/1/2007	20,000,000
29,500,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.700%, 8/2/2007	29,500,000
2,500,000		Saginaw, TX IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	2,500,000
10,010,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	10,010,000
7,000,000	[3,4]	San Antonio, TX ISD (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	7,000,000
13,325,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1439), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	13,325,000
50,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1462), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	50,000,000
155,055,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1463), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	155,055,000
75,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1476), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	75,000,000
29,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PT-3785), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	29,995,000
2,555,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I MERLOTS (Series 2007-C7), Daily VRDNs (Bank of New York LIQ), 3.690%, 8/1/2007	2,555,000
25,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/2/2007	25,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	10,000,000
6,985,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-1347), Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/2/2007	6,985,000
3,100,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	3,100,000
5,125,000		Texas State Department of Housing & Community Affairs (Series 2006), Weekly VRDNs (Champions Crossing Apartments)/(FNMA LOC), 3.670%, 8/2/2007	5,125,000
5,015,000		Texas State Department of Housing & Community Affairs (Series 2006), Weekly VRDNs (Red Hills Villas)/(FNMA LOC), 3.670%, 8/2/2007	5,015,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.830%, 8/2/2007	13,400,000
2,420,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,420,000
50,000,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	50,025,977
3,500,000		Waco, TX Industrial Development Corp. (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Regions Bank, Alabama LOC), 3.760%, 8/2/2007	3,500,000
3,850,000		Waxahachie, TX IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,850,000
		TOTAL	1,174,885,977
		Utah--0.4%
17,500,000		Murray City, Utah Hospital Revenue (Series 2005C), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank N.A., New York LIQ), 3.630%, 8/2/2007	17,500,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.790%, 8/2/2007	4,000,000
		TOTAL	21,500,000
		Vermont--0.1%
4,375,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	4,375,000
2,025,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,025,000
1,200,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,200,000
		TOTAL	7,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--4.0%
$4,400,000		Danville, VA IDA (Series 1997), Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2007	$4,400,000
5,540,000		Fairfax County, VA EDA (Series 1996), Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	5,540,000
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.98% CP (Virginia Electric & Power Co.), Mandatory Tender 10/23/2007	34,300,000
3,165,000		Hampton, VA IDA (Series 1998), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,165,000
4,500,000		Hanover County, VA IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	4,500,000
1,650,000		Henrico County, VA EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC), 3.670%, 8/1/2007	1,650,000
3,125,000		Madison County, VA IDA (Series 1998), Weekly VRDNs (Madison Wood Preservers, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,125,000
15,400,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	15,400,000
5,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 9/4/2007	5,000,000
5,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	5,000,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	19,000,000
8,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.80% CP (Bank of America N.A. LOC), Mandatory Tender 8/15/2007	8,000,000
43,000,000		Metropolitan Washington, DC Airports Authority (Subseries A), 3.77% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 9/24/2007	43,000,000
3,250,000		New Kent County, VA (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,250,000
5,695,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	5,695,000
5,370,000		Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	5,370,000
5,325,000		Prince William County, VA IDA (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 3.680%, 8/1/2007	5,325,000
3,895,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,895,000
28,430,000	[3,4]	Virginia State Housing Development Authority (PA -1433), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	28,430,000
4,950,000	[3,4]	Virginia State Housing Development Authority, Class A Certificates (Series 7019), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	4,950,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	5,285,000
22,655,000	[3,4]	Virginia State, P-Floats (Series EC-1065), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	22,655,000
2,300,000		Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	2,300,000
		TOTAL	239,235,000
		Washington--2.7%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	6,980,000
9,000,000		Pierce County, WA Economic Development Corp. (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.900%, 8/2/2007	9,000,000
4,205,000		Port of Pasco, WA Economic Development Corp. (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.740%, 8/2/2007	4,205,000
4,995,000	[3,4]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.700%, 8/2/2007	4,995,000
8,425,000		Port of Seattle, WA (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.700%, 8/1/2007	8,425,000
12,330,000	[3,4]	Port of Seattle, WA, Eagles (Series 2007-0028), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	12,330,000
7,530,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	7,530,000
3,935,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,935,000
5,000,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	5,000,000
5,825,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2007-C13), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	5,825,000
4,450,000	[3,4]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	4,450,000
4,320,000	[3,4]	Port of Seattle, WA (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	4,320,000
12,850,000		Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	12,850,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 3.690%, 8/2/2007	11,500,000
9,880,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	9,880,000
6,825,000		Washington State EDFA (Series 2000H), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/1/2007	6,825,000
5,740,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.660%, 8/1/2007	5,740,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.690%, 8/1/2007	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$1,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	$1,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	1,000,000
4,950,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/1/2007	4,950,000
4,865,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/1/2007	4,865,000
5,890,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/1/2007	5,890,000
1,800,000		Washington State Housing Finance Commission (Series 1995), Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.700%, 8/2/2007	1,800,000
3,590,000		Washington State Housing Finance Commission (Series 1996), Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 3.690%, 8/2/2007	3,590,000
4,825,000		Washington State Housing Finance Commission (Series 1996: Larkin Apartments), Weekly VRDNs (Hamilton Place Apartments, LP)/ (FNMA LOC), 3.690%, 8/2/2007	4,825,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.690%, 8/2/2007	5,350,000
		TOTAL	162,935,000
		West Virginia--1.8%
800,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.730%, 8/1/2007	800,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.82% CP (Virginia Electric & Power Co.), Mandatory Tender 8/13/2007	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.87% CP (Virginia Electric & Power Co.), Mandatory Tender 8/7/2007	4,000,000
3,100,000		Marion County, WV County Commission (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.720%, 8/1/2007	3,100,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	3,760,000
21,340,000	[3,4]	West Virginia Housing Development Fund (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	21,340,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 3.75% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 10/11/2007	39,100,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 3.75% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 10/23/2007	23,000,000
		TOTAL	105,100,000
		Wisconsin--3.0%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.860%, 8/2/2007	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.860%, 8/2/2007	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.710%, 8/1/2007	800,000
1,720,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.730%, 8/2/2007	1,720,000
2,300,000		Milwaukee, WI (Series 1997), 3.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2007	2,300,000
9,000,000	[3,4]	West Allis, WI (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	9,000,000
4,085,000	[3,4]	Wisconsin Housing & EDA (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	4,085,000
16,380,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	16,380,000
56,020,000		Wisconsin Housing & EDA (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.680%, 8/2/2007	56,020,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 3.680%, 8/1/2007	5,000,000
16,855,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	16,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$16,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	$16,100,000
8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/2/2007	8,520,000
1,790,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank N.A., New York LIQ), 3.700%, 8/2/2007	1,790,000
23,605,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), 3.78% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008	23,605,000
		TOTAL	175,675,000
		TOTAL MUNICIPAL INVESTMENTS--105.1% (AT AMORTIZED COST) [5]	6,240,943,911
		OTHER ASSETS AND LIABILITIES - NET--(5.1)%	(304,518,633)
		TOTAL NET ASSETS--100%	$5,936,425,278
Securities that are subject to the federal alternative minimum tax (AMT) represent 71.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.4%	2.6%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $2,157,102,272, which represented 36.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $2,157,102,272, which represented 36.3% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CALSTRS	--California State Teachers' Retirement System
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	51.6%
Variable Rate Demand Instruments	41.9%
Bank Instruments	6.5%
Repurchase Agreements	1.9%
Other Assets and Liabilities--Net [2]	(1.9)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.1%
8-30 Days	27.5%
31-90 Days	19.1%
91-180 Days	5.0%
181 Days or more	11.2%
Other Assets and Liabilities--Net [2]	(1.9)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.5%
		Finance - Automotive--0.8%
$11,116,330	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$11,116,330
27,238,333	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	27,238,333
9,754,937	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	9,754,937
17,607,843		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	17,607,843
		TOTAL	65,717,443
		Finance - Retail--1.7%
28,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	28,000,000
55,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	55,000,000
63,000,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	63,000,000
		TOTAL	146,000,000
		TOTAL ASSET-BACKED SECURITIES	211,717,443
		CERTIFICATES OF DEPOSIT--6.5%
		Banking--6.5%
100,000,000		Barclays Bank PLC, 5.310% - 5.420%, 8/3/2007 - 2/15/2008	100,000,000
40,000,000		Citizens Bank of Massachusetts, 5.315%, 8/9/2007	40,000,000
204,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	203,999,315
25,000,000		Mizuho Corporate Bank Ltd., 5.310%, 8/28/2007	25,000,000
115,000,000		Societe Generale, Paris, 5.225% - 5.420%, 10/9/2007 - 7/10/2008	114,990,567
55,000,000		Toronto Dominion Bank, 5.505%, 8/3/2007	55,000,196
		TOTAL CERTIFICATES OF DEPOSIT	538,990,078
		COLLATERALIZED LOAN AGREEMENTS--20.8%
		Banking--9.7%
68,000,000		BNP Paribas Securities Corp., 5.485%, 8/1/2007	68,000,000
390,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/27/2007	390,000,000
300,000,000		Fortis Bank SA/NV, 5.425%, 8/1/2007	300,000,000
50,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	50,000,000
		TOTAL	808,000,000
		Brokerage--9.9%
400,000,000		Citigroup Global Markets, Inc., 5.475%, 8/1/2007	400,000,000
225,000,000		Goldman Sachs & Co., 5.475%, 8/1/2007	225,000,000
200,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.340% - 5.475%, 8/3/2007 - 9/25/2007	200,000,000
		TOTAL	825,000,000
		Finance - Securities--1.2%
100,000,000		Greenwich Capital Markets, Inc., 5.320%, 8/31/2007	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,733,000,000
		COMMERCIAL PAPER--19.5% [3]
		Banking--1.9%
82,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.240% - 5.270%, 8/1/2007 - 10/1/2007	81,590,550
79,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.280%, 10/3/2007 - 10/5/2007	78,269,649
		TOTAL	159,860,199
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Automotive--6.7%
$190,922,000		DRAC LLC, A1+/P1 Series, 5.240% - 5.280%, 8/3/2007 - 8/20/2007	$190,711,304
40,000,000		DRAC LLC, A1/P1 Series, 5.290%, 8/20/2007	39,888,322
192,026,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.260%, 8/13/2007 - 1/16/2008	190,171,031
133,747,000		FCAR Auto Loan Trust, A1/P1 Series, 5.190% - 5.280%, 8/15/2007 - 9/24/2007	133,003,826
		TOTAL	553,774,483
		Finance - Commercial--1.1%
28,500,000		CIT Group, Inc., 5.210%, 10/24/2007	28,153,535
68,050,000	[1,2]	Versailles CDS LLC, 5.280%, 8/16/2007 - 8/20/2007	67,885,623
		TOTAL	96,039,158
		Finance - Retail--2.1%
125,000,000	[1,2]	Paradigm Funding LLC, 5.205% - 5.210%, 8/6/2007 - 8/13/2007	124,858,948
50,000,000	[1,2]	Sheffield Receivables Corp., 5.290%, 8/1/2007	50,000,000
		TOTAL	174,858,948
		Finance - Securities--5.6%
25,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 8/27/2007	24,904,486
25,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	24,992,764
75,000,000	[1,2]	KLIO II Funding Ltd., 5.330%, 9/20/2007	74,444,444
110,000,000	[1,2]	Perry Global Funding LLC Series A, 5.225%, 8/22/2007	109,664,729
100,000,000	[1,2]	Scaldis Capital LLC, 5.280%, 8/7/2007	99,912,000
25,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	25,000,000
106,451,000	[1,2]	Three Rivers Funding Corp., 5.265% - 5.290%, 8/6/2007 - 10/25/2007	105,712,507
		TOTAL	464,630,930
		Pharmaceuticals and Health Care--2.1%
175,000,000	[1,2]	AstraZeneca PLC, 5.215% - 5.280%, 8/22/2007 - 1/10/2008	173,174,903
		TOTAL COMMERCIAL PAPER	1,622,338,621
		CORPORATE BONDS--0.9%
		Finance - Retail--0.9%
76,000,000	[1,2]	SLM Corp., 5.320% - 5.440%, 1/25/2008 - 4/14/2008	76,010,572
		CORPORATE NOTES--7.5%
		Banking--4.1%
120,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	120,000,000
50,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	50,000,000
50,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	50,000,000
25,000,000		First Tennessee Bank, N.A., 3.822%, 1/18/2008	24,812,767
42,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	42,000,000
53,000,000		UBS AG, 5.400% - 5.450%, 11/28/2007 - 12/28/2007	53,000,000
		TOTAL	339,812,767
		Finance - Securities--3.4%
80,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350% - 5.400%, 5/21/2008 - 6/16/2008	80,000,000
202,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 10/18/2007 - 8/5/2008	202,000,000
		TOTAL	282,000,000
		TOTAL CORPORATE NOTES	621,812,767
		LOAN PARTICIPATION--0.4%
		Chemicals--0.4%
31,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.340%, 8/29/2007	31,000,000
Principal Amount			Value
		NOTES - VARIABLE--41.9% [5]
		Banking--19.3%
$3,700,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	$3,700,000
3,780,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	3,780,000
4,355,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	4,355,000
2,901,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,901,000
3,640,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	3,640,000
1,440,000		Alabama State IDA, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,440,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 5.500%, 8/2/2007	2,000,000
530,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 5.370%, 8/2/2007	530,000
2,415,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,415,000
7,540,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.410%, 8/2/2007	7,540,000
3,155,000		B & H Holdings LLC, (RBC Centura Bank LOC), 5.370%, 8/2/2007	3,155,000
2,445,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.490%, 8/3/2007	2,445,000
5,000,000		BNP Paribas SA, 5.300%, 10/3/2007	4,999,649
3,748,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,748,000
25,000,000	[1,2]	Bank of New York Mellon Corp., 5.380%, 8/27/2007	25,000,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC), 5.250%, 8/1/2007	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	7,690,000
825,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 8/2/2007	825,000
1,750,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	1,750,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 8/3/2007	895,000
4,905,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.420%, 8/2/2007	4,905,000
5,775,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.470%, 8/2/2007	5,775,000
630,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	630,000
5,780,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.370%, 8/1/2007	5,780,000
2,225,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,225,000
8,625,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 5.390%, 8/2/2007	8,625,000
32,044,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	32,044,000
104,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	104,000
1,553,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,553,000
2,356,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,356,000
8,400,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	8,400,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	3,350,000
3,500,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.390%, 8/1/2007	3,500,000
6,040,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	6,040,000
15,000,000		Comerica Bank, 5.340%, 8/1/2007	15,000,135
14,100,000		Cook County, IL, Series 2002 A, 5.340%, 8/1/2007	14,100,000
27,120,000		Covington, KY Industrial Building Revenue Bonds, Series 2005-A, (Wachovia Bank N.A. LOC), 5.380%, 8/2/2007	27,120,000
100,000,000	[1,2]	Credit Agricole S.A., 5.330%, 9/24/2007	100,000,000
50,000,000		Credit Suisse, Zurich, 5.330%, 8/27/2007	50,000,000
4,300,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,300,000
5,380,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.390%, 8/2/2007	5,380,000
170,000,000	[1,2]	DePfa Bank PLC, 5.420%, 9/17/2007	170,000,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 8/2/2007	15,500,000
3,460,000		Duncan Machinery Movers, Inc., (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	3,460,000
1,585,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 5.350%, 8/1/2007	1,585,000
4,630,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 5.370%, 8/2/2007	4,630,000
875,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	875,000
2,695,000		Equity Development Corp., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,695,000
6,300,000		Erwin Marine Sales, Inc., (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	6,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$353,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	$353,000
1,750,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 5.370%, 8/3/2007	1,750,000
635,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 5.410%, 8/1/2007	635,000
5,505,000		Freeport, IL, (U.S. Bank, N.A. LOC), 5.360%, 8/2/2007	5,505,000
1,910,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	1,910,000
1,680,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	1,680,000
3,300,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 5.360%, 8/1/2007	3,300,000
3,705,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	3,705,000
1,355,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.420%, 8/2/2007	1,355,000
1,905,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.420%, 8/2/2007	1,905,000
153,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	153,000,000
159,900,000		HBOS Treasury Services PLC, 5.390% - 5.430%, 8/1/2007 - 9/24/2007	159,900,000
23,450,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	23,450,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.490%, 8/3/2007	8,055,000
7,995,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	7,995,000
4,290,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	4,290,000
4,995,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	4,995,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	3,085,000
5,965,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	5,965,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.360%, 8/2/2007	15,000,000
32,500,000		JPMorgan Chase & Co., 5.310%, 8/2/2007	32,500,000
3,535,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.350%, 8/2/2007	3,535,000
7,000,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	7,000,000
3,790,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.370%, 8/2/2007	3,790,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 5.330%, 8/2/2007	830,000
2,575,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	2,575,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS, Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	5,000,000
2,215,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.420%, 8/3/2007	2,215,000
1,700,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	1,700,000
7,600,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	7,600,000
780,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 5.420%, 8/2/2007	780,000
3,000,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 5.350%, 8/1/2007	3,000,000
1,160,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.320%, 8/2/2007	1,160,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	1,130,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	2,835,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 5.440%, 8/1/2007	2,565,000
3,400,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	3,400,000
13,805,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 5.470%, 8/7/2007	13,805,000
1,795,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 5.370%, 8/2/2007	1,795,000
3,745,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,745,000
1,800,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,800,000
6,210,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.420%, 8/2/2007	6,210,000
7,180,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.340%, 8/2/2007	7,180,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 8/10/2007	55,000,000
599,000		Sandridge Food Corp., (National City Bank LOC), 5.380%, 8/2/2007	599,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	3,110,000
1,395,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,395,000
4,930,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 5.350%, 8/1/2007	4,930,000
3,990,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 8/2/2007	3,990,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$3,805,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	$3,805,000
6,865,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.370%, 8/2/2007	6,865,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 8/13/2007	50,000,000
2,175,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	2,175,000
1,990,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	1,990,000
1,640,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	1,640,000
30,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.360%, 9/28/2007	30,000,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2007-1, (GTD by Wachovia Corp.), 5.360%, 9/15/2007	20,000,000
2,465,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	2,465,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	2,595,000
940,000		VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 5.370%, 8/2/2007	940,000
550,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 5.370%, 8/2/2007	550,000
3,345,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	3,345,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	4,055,000
6,130,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	6,130,000
85,000,000		Wells Fargo & Co., 5.380%, 8/2/2007	85,000,000
14,300,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 8/2/2007	14,300,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.420%, 9/11/2007	50,000,000
930,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	930,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.400%, 8/2/2007	2,485,000
		TOTAL	1,604,312,784
		Brokerage--7.9%
40,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	40,000,576
35,000,000		Goldman Sachs Group, Inc., 5.340%, 8/2/2007	35,000,000
81,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300%, 8/20/2007	81,000,000
78,000,000		Merrill Lynch & Co., Inc., 5.342% - 5.400%, 8/6/2007 - 11/22/2007	78,000,000
400,500,000		Morgan Stanley, 5.360% - 5.445%, 8/1/2007 - 8/27/2007	400,500,560
25,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	25,000,000
		TOTAL	659,501,136
		Finance - Commercial--2.6%
20,000,000		CIT Group, Inc., 5.430%, 8/24/2007	20,000,848
5,350,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 5.370%, 8/2/2007	5,350,000
193,500,000	[1,2]	General Electric Capital Corp., 5.445%, 8/17/2007	193,500,000
		TOTAL	218,850,848
		Finance - Retail--2.7%
100,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/9/2007 - 8/10/2007	99,992,895
125,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.290%, 8/21/2007 - 8/23/2007	124,990,902
		TOTAL	224,983,797
		Finance - Securities--5.2%
239,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.315% - 5.340%, 8/1/2007 - 11/15/2007	238,978,945
20,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	19,994,000
170,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.310% - 5.480%, 8/1/2007 - 8/9/2007	170,006,426
		TOTAL	428,979,371
		Government Agency--0.3%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 5.370%, 8/2/2007	19,000,000
3,725,000		Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 5.420%, 8/2/2007	3,725,000
925,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 8/2/2007	925,000
		TOTAL	23,650,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Insurance--3.9%
$20,000,000		Genworth Life Insurance Co., 5.450%, 9/4/2007	$20,000,000
25,000,000		Hartford Life Insurance Co., 5.526% - 5.530%, 8/1/2007 - 9/4/2007	25,000,000
72,000,000	[1,2]	MBIA Global Funding LLC, 5.28% - 5.310%, 8/14/2007 - 8/21/2007	72,002,710
45,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 8/17/2007 - 9/28/2007	45,000,000
45,000,000		Metropolitan Life Insurance Co., 5.456% - 5.460%, 8/1/2007 - 10/2/2007	45,000,000
35,000,000		Monumental Life Insurance Co., 5.430% - 5.500%, 8/1/2007 - 8/31/2007	35,000,000
40,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/24/2007	40,000,000
22,000,000	[1,2]	Pacific Life Global Funding, 5.340% - 5.390%, 8/6/2007 - 10/9/2007	22,000,055
25,000,000		Transamerica Occidental Life Insurance Co., 5.500%, 10/2/2007	25,000,000
		TOTAL	329,002,765
		TOTAL NOTES - VARIABLE	3,489,280,701
		REPURCHASE AGREEMENT--1.9%
159,329,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	159,329,000
		TOTAL INVESTMENTS--101.9% (AT AMORTIZED COST) [6]	8,483,479,182
		OTHER ASSETS AND LIABILITIES - NET--(1.9)%	(158,259,034)
		TOTAL NET ASSETS--100%	$8,325,220,148

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $3,222,997,284, which represented 38.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $3,139,648,621 which represented 37.7% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	57.3%
Variable Rate Demand Instruments	33.4%
Bank Instruments	7.6%
Repurchase Agreements	2.5%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.0%
8-30 Days	24.7%
31-90 Days	14.3%
91-180 Days	5.0%
181 Days or more	11.8%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.0%
		Finance - Automotive--0.6%
$4,042,302	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$4,042,302
13,619,166	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	13,619,166
6,503,291	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	6,503,291
		TOTAL	24,164,759
		Finance - Equipment--0.0%
751,793		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	751,793
938,525		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	938,525
		TOTAL	1,690,318
		Finance - Retail--3.4%
28,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	28,000,000
35,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 5.300%, 5/17/2008	35,000,000
13,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	13,000,000
29,500,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	29,500,000
5,500,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	5,500,000
40,000,000	[1,2]	WST Trust Series 2007-1G, Class A1, 5.330%, 5/21/2008	40,000,000
		TOTAL	151,000,000
		TOTAL ASSET-BACKED SECURITIES	176,855,077
		BANKERS ACCEPTANCE--0.3%
		Banking--0.3%
15,000,000		Bank of America N.A., 5.320%, 8/29/2007	15,000,000
		CERTIFICATES OF DEPOSIT--7.3%
		Banking--7.3%
100,000,000		Barclays Bank PLC, 5.300% - 5.420%, 8/3/2007 - 2/15/2008	100,000,000
90,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	90,000,000
40,000,000		HBOS Treasury Services PLC, 5.310%, 5/22/2008	40,000,000
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.329%, 11/27/2007	9,997,808
20,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	20,000,000
40,000,000		Toronto Dominion Bank, 5.505%, 8/3/2007	40,000,143
25,000,000		Wilmington Trust Co., 5.325%, 10/19/2007	24,999,729
		TOTAL CERTIFICATES OF DEPOSIT	324,997,680
		COLLATERALIZED LOAN AGREEMENTS--28.3%
		Banking--14.8%
100,000,000		Credit Suisse First Boston LLC, 5.455% - 5.475%, 8/1/2007	100,000,000
205,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/27/2007	205,000,000
100,000,000		Greenwich Capital Markets, Inc., 5.475%, 8/1/2007	100,000,000
25,000,000		HSBC Securities (USA), Inc., 5.475%, 8/1/2007	25,000,000
25,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	25,000,000
100,000,000		RBC Capital Markets Corp., 5.521%, 8/1/2007	100,000,000
100,000,000		WAMU Capital Corp., 5.435%, 8/1/2007	100,000,000
		TOTAL	655,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--13.5%
$107,000,000		Bear Stearns & Co., Inc., 5.495%, 8/1/2007	$107,000,000
200,000,000		Citigroup Global Markets, Inc., 5.475%, 8/1/2007	200,000,000
70,000,000		Goldman Sachs & Co., 5.425% - 5.445%, 10/10/2007	70,000,000
85,000,000		Lehman Brothers, Inc., 5.475% - 5.525%, 8/1/2007 - 8/30/2007	85,000,000
75,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.340% - 5.350%, 8/3/2007 - 9/10/2007	75,000,000
60,000,000		Morgan Stanley & Co., Inc., 5.465% - 5.475%, 8/1/2007	60,000,000
		TOTAL	597,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,252,000,000
		COMMERCIAL PAPER--15.4% [3]
		Banking--2.5%
25,000,000		Citigroup Funding, Inc., 5.240%, 8/21/2007	24,927,222
20,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.270%, 10/1/2007	19,821,406
25,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 5.240%, 8/14/2007	24,952,694
25,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.285%, 8/7/2007	24,977,979
15,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 5.125%, 10/5/2007	14,861,198
		TOTAL	109,540,499
		Finance - Automotive--4.5%
168,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.210% - 5.260%, 8/13/2007 - 1/16/2008	166,252,600
34,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.210%, 8/20/2007 - 9/24/2007	33,810,269
		TOTAL	200,062,869
		Finance - Retail--3.5%
25,000,000	[1,2]	Alpine Securitization Corp., 5.280%, 8/20/2007	24,930,333
25,000,000	[1,2]	Chariot Funding LLC, 5.280%, 8/15/2007	24,948,667
80,310,000		Countrywide Financial Corp., 5.280% - 5.290%, 8/30/2007 - 10/11/2007	79,628,819
25,000,000	[1,2]	Paradigm Funding LLC, 5.205%, 8/9/2007	24,971,083
		TOTAL	154,478,902
		Finance - Securities--2.8%
15,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	14,995,658
50,000,000	[1,2]	Scaldis Capital LLC, 5.280%, 8/7/2007	49,956,000
10,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	10,000,000
50,000,000	[1,2]	Three Rivers Funding Corp., 5.290%, 8/3/2007	49,985,306
		TOTAL	124,936,964
		Pharmaceuticals and Health Care--2.1%
95,000,000	[1,2]	AstraZeneca PLC, 5.265% - 5.280%, 8/14/2007 - 9/20/2007	94,525,975
		TOTAL COMMERCIAL PAPER	683,545,209
		CORPORATE BONDS--1.2%
		Finance-Retail--1.0%
45,000,000	[1,2]	SLM Corp., 5.320%, 4/14/2008 - 5/12/2008	45,000,000
		Retail--0.2%
10,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	10,048,092
		TOTAL CORPORATE BONDS	55,048,092
		CORPORATE NOTES--6.7%
		Banking--2.3%
35,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/9/2008	35,000,000
15,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	15,000,000
15,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	15,000,000
22,500,000		Toronto Dominion Bank, 5.420%, 12/12/2007	22,500,000
17,000,000		UBS AG, 5.400%, 11/28/2007	17,000,000
		TOTAL	104,500,000
Principal Amount			Value
		CORPORATE NOTES--continued
		Brokerage--1.6%
$70,000,000		Goldman Sachs Group, Inc., 5.390% - 5.495%, 12/18/2007 - 1/16/2008	$70,000,000
		Finance - Securities--2.8%
45,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008 - 6/2/2008	44,997,984
78,250,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 10/18/2007 - 8/5/2008	78,250,000
		TOTAL	123,247,984
		TOTAL CORPORATE NOTES	297,747,984
		LOAN PARTICIPATION--1.7%
		Chemicals--0.6%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.340%, 8/29/2007	25,000,000
		Miscellaneous--1.1%
50,000,000		Cargill, Inc., 5.310% - 5.320%, 8/6/2007 - 8/23/2007	50,000,000
		TOTAL LOAN PARTICIPATION	75,000,000
		NOTES - VARIABLE--33.4% [4]
		Banking--18.7%
2,700,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,700,000
911,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.380%, 8/2/2007	911,000
9,210,000		Atlanta, GA Development Authority, Panther Place, (Series 2007-B), (GTD by MBAC Financial Group, Inc.), 5.320%, 8/2/2007	9,210,000
108,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.330% - 5.340%, 8/23/2007 - 9/5/2007	108,000,000
11,705,000		BBN Holdings LLC, (Series 2004), (RBC Centura Bank LOC), 5.350%, 8/2/2007	11,705,000
1,810,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 5.350%, 8/2/2007	1,810,000
62,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.350%, 8/20/2007 - 8/27/2007	62,000,000
602,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	602,000
7,870,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	7,870,000
45,000,000	[1,2]	Bank of Ireland, 5.310% - 5.356%, 8/20/2007 - 11/15/2007	45,000,000
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by MBAC Financial Group, Inc.), 5.250%, 8/1/2007	1,950,000
5,680,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.370%, 8/2/2007	5,680,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 8/3/2007	895,000
3,685,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.420%, 8/2/2007	3,685,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 5.370%, 8/2/2007	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 5.370%, 8/2/2007	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 8/24/2007	45,000,000
95,000,000	[1,2]	Credit Agricole SA, 5.330% - 5.350%, 8/23/2007 - 9/24/2007	95,000,000
2,345,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 5.350%, 8/2/2007	2,345,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC), 5.490%, 8/2/2007	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.420%, 9/17/2007	3,999,995
10,000,000		Development Authority of Gordon County, GA, (Series 2005), Faus Group Inc., (RBC Centura Bank LOC), 5.340%, 8/2/2007	10,000,000
21,520,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 5.320%, 8/2/2007	21,520,000
4,905,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	4,905,000
735,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	735,000
1,065,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,065,000
18,000,000	[1,2]	HBOS Treasury Services PLC, 5.310%, 8/9/2007	18,000,000
3,000,000		HBOS Treasury Services PLC, 5.430%, 9/24/2007	3,000,222
4,060,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	4,060,000
4,950,000		Headquarters Partnership Ltd.,(Series 2001), (National Australia Bank Ltd., Melbourne LOC), 5.320%, 8/2/2007	4,950,000
16,910,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.390%, 8/2/2007	16,910,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.360%, 8/2/2007	20,000,000
9,445,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	9,445,000
1,635,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/3/2007	1,635,000
5,300,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.350%, 8/2/2007	5,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,968,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	$2,968,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,000,000
225,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	225,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 8/7/2007	136,000,000
9,700,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	9,700,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 5.380%, 8/2/2007	3,000,000
768,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	768,000
3,915,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 5.300%, 8/2/2007	3,915,000
5,450,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 5.320%, 8/2/2007	5,450,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 8/1/2007	46,000,084
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 8/2/2007	10,000,000
320,000		Sandridge Food Corp., (National City Bank LOC), 5.380%, 8/2/2007	320,000
20,000,000	[1,2]	Societe Generale, Paris, 5.310%, 8/2/2007	20,000,000
800,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	800,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	2,600,000
715,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.350%, 8/2/2007	715,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	36,000,000
		TOTAL	827,349,301
		Brokerage--5.0%
20,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	20,000,288
15,000,000		Goldman Sachs Group, Inc., 5.340%, 8/1/2007	15,000,000
22,000,000		Merrill Lynch & Co., Inc., 5.330%- 5.340%, 8/15/2007 - 11/22/2007	22,000,000
165,000,000		Morgan Stanley, 5.360% - 5.470%, 8/1/2007 - 8/27/2007	165,000,408
		TOTAL	222,000,696
		Finance - Retail--2.8%
25,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/10/2007	24,997,139
7,000,000		Countrywide Financial Corp., 5.436%, 8/6/2007	7,000,322
91,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.300% 8/17/2007 - 8/23/2007	90,993,953
		TOTAL	122,991,414
		Finance - Securities--4.5%
13,500,000	[1,2]	Asscher Finance Corp., 5.320%, 8/1/2007	13,494,600
124,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.290% - 5.340%, 8/1/2007 - 10/29/2007	123,984,388
64,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 5.315% - 5.427%, 8/1/2007	63,995,593
		TOTAL	201,474,581
		Insurance--2.4%
10,000,000		Genworth Life Insurance Co., 5.447%, 8/9/2007	10,000,000
10,000,000		Hartford Life Global Funding Trust, 5.320%, 8/15/2007	10,000,000
10,000,000		Hartford Life Insurance Co., 5.530%, 9/4/2007	10,000,000
15,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 9/4/2007 - 10/2/2007	15,000,000
20,000,000		Metropolitan Life Insurance Co., 5.456%, 8/1/2007	20,000,000
30,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/24/2007	30,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 5.340%, 10/9/2007	10,000,000
		TOTAL	105,000,000
		TOTAL NOTES - VARIABLE	1,478,815,992
Principal Amount			Value
		REPURCHASE AGREEMENTS--2.5%
$69,186,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	$69,186,000
20,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	20,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	109,186,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [5]	4,468,196,034
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(34,554,183)
		TOTAL NET ASSETS--100%	$4,433,641,851

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $1,649,805,082, which represented 37.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $1,632,143,614, which represented 36.8% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	52.7%
Variable Rate Demand Instruments	36.9%
Bank Instruments	11.2%
Repurchase Agreements	1.3%
Other Assets and Liabilities--Net [2]	(2.1)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.2%
8-30 Days	31.3%
31-90 Days	16.6%
91-180 Days	5.0%
181 Days or more	9.0%
Other Assets and Liabilities--Net [2]	(2.1)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Prime Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.9%
		Finance - Automotive--0.8%
$24,253,810	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$24,253,810
90,794,443	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	90,794,443
18,859,544	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	18,859,545
48,421,568		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	48,421,568
		TOTAL	182,329,366
		Finance - Equipment--0.1%
21,878,933		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	21,878,933
1,804,302		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	1,804,302
3,754,100		GE Equipment Midticket LLC, (Series 2006-1, Class A1), 5.301%, 12/15/2007	3,754,100
		TOTAL	27,437,335
		TOTAL ASSET-BACKED SECURITIES	209,766,701
		BANK NOTES--0.4%
		Banking--0.4%
100,000,000		Bank of America N.A., 5.320%, 8/29/2007	100,000,000
		CERTIFICATES OF DEPOSIT--7.7%
		Banking--7.7%
338,700,000		Barclays Bank PLC, 5.310% - 5.420%, 8/3/2007 - 5/22/2008	338,700,000
125,000,000		Citizens Bank of Pennsylvania, 5.320%, 8/29/2007	125,000,000
614,050,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	614,048,973
53,500,000		HBOS Treasury Services PLC, 5.310%, 5/23/2008	53,500,000
80,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.320% - 5.329%, 11/16/2007 - 11/27/2007	79,993,425
430,000,000		Mizuho Corporate Bank Ltd., 5.310% - 5.335%, 8/13/2007 - 10/12/2007	430,000,986
70,000,000		Societe Generale, Paris, 5.225%, 10/9/2007	69,983,492
49,250,000		Toronto Dominion Bank, 5.505%, 8/3/2007	49,250,176
		TOTAL CERTIFICATES OF DEPOSIT	1,760,477,052
		COLLATERALIZED LOAN AGREEMENTS--23.3%
		Banking--14.2%
372,000,000		BNP Paribas Securities Corp., 5.425% - 5.485%, 8/1/2007	372,000,000
971,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/27/2007	971,000,000
415,000,000		Fortis Bank SA/NV, 5.425%, 8/1/2007	415,000,000
405,000,000		Greenwich Capital Markets, Inc., 5.320% - 5.475%, 8/1/2007 - 8/31/2007	405,000,000
300,000,000		IXIS Financial Products, Inc., 5.370%, 8/1/2007	300,000,000
100,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	100,000,000
200,000,000		RBC Capital Markets Corp., 5.445%, 8/1/2007	200,000,000
500,000,000		Societe Generale, Paris, 5.350%, 8/1/2007	500,000,000
		TOTAL	3,263,000,000
		Brokerage--9.1%
994,000,000		Citigroup Global Markets, Inc., 5.425% - 5.475%, 8/1/2007	994,000,000
553,000,000		Goldman Sachs & Co., 5.425% - 5.475%, 8/1/2007 - 10/10/2007	553,000,000
444,500,000		Merrill Lynch, Pierce, Fenner and Smith, 5.340% - 5.475%, 8/3/2007 - 9/25/2007	444,500,000
99,000,000		Morgan Stanley & Co., Inc., 5.465%, 8/1/2007	99,000,000
		TOTAL	2,090,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,353,500,000
Principal Amount			Value
		COMMERCIAL PAPER--20.9% [3]
		Banking--3.4%
$50,000,000		Citigroup Funding, Inc., 5.310%, 8/8/2007	$49,948,375
243,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.220% - 5.270%, 8/10/2007 - 10/29/2007	241,420,558
18,200,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.240%, 8/14/2007	18,165,562
90,581,000	[1,2]	Kitty Hawk Funding Corp., 5.280%, 8/17/2007	90,368,437
179,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.260% - 5.285%, 8/6/2007 - 8/23/2007	178,765,691
33,180,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.300%, 8/15/2007	33,180,000
180,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.280%, 10/3/2007 - 10/5/2007	178,335,722
		TOTAL	790,184,345
		Finance - Automotive--4.9%
75,000,000		DRAC LLC, (A1+/P1 Series), 5.280%, 8/20/2007	74,791,000
839,340,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.180% - 5.260%, 8/20/2007 - 1/16/2008	828,654,249
217,055,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.200% - 5.220%, 8/10/2007 - 1/16/2008	213,355,175
		TOTAL	1,116,800,424
		Finance - Commercial--0.9%
30,000,000		CIT Group, Inc., 5.210%, 10/26/2007	29,626,617
82,265,000	[1,2]	Fairway Finance Co. LLC, 5.280%, 8/17/2007 - 8/23/2007	82,037,821
100,000,000	[1,2]	Versailles CDS LLC, 5.310%, 9/6/2007	99,469,000
		TOTAL	211,133,438
		Finance - Retail--5.2%
150,000,000	[1,2]	Alpine Securitization Corp., 5.280%, 8/20/2007	149,582,000
35,000,000	[1,2]	Amsterdam Funding Corp., 5.280%, 8/27/2007	34,866,533
50,000,000	[1,2]	Chariot Funding LLC, 5.280%, 8/15/2007	49,897,333
238,095,000	[1,2]	Compass Securitization LLC, 5.280%, 8/17/2007 - 8/23/2007	237,412,811
80,000,000	[1,2]	Jupiter Securitization Company LLC, 5.280%, 8/20/2007	79,777,067
144,500,000	[1,2]	Paradigm Funding LLC, 5.205% - 5.210%, 8/6/2007 - 8/13/2007	144,339,275
496,960,000	[1,2]	Sheffield Receivables Corp., 5.280% - 5.290%, 8/1/2007 - 8/20/2007	496,066,471
		TOTAL	1,191,941,490
		Finance - Securities--6.4%
351,500,000	[1,2,4]	Georgetown Funding Co. LLC, 5.259% - 5.290%, 8/15/2007 - 8/28/2007	350,483,071
130,000,000	[1,2]	Grampian Funding LLC, 5.210% - 5.280%, 8/3/2007 - 8/24/2007	129,715,661
48,700,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.250%, 10/2/2007	48,259,671
50,000,000	[1,2]	KLIO Funding Ltd., 5.260%, 8/22/2007	49,846,583
208,385,000	[1,2]	KLIO II Funding Ltd., 5.240% - 5.350%, 8/10/2007 - 9/20/2007	207,295,618
50,000,000	[1,2]	Perry Global Funding LLC, (Series A), 5.225%, 8/22/2007	49,847,604
146,949,000	[1,2]	Scaldis Capital LLC, 5.240%, 8/15/2007 - 8/28/2007	146,466,102
103,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	103,000,000
385,175,000	[1,2]	Three Rivers Funding Corp., 5.265% - 5.290%, 8/3/2007 - 10/25/2007	383,787,365
		TOTAL	1,468,701,675
		Insurance--0.1%
25,000,000	[1,2]	Aspen Funding Corp., 5.275%, 8/22/2007	24,923,073
		TOTAL COMMERCIAL PAPER	4,803,684,445
		CORPORATE BONDS--1.7%
		Finance - Retail--1.5%
349,950,000	[1,2]	SLM Corp.,5.320% - 5.440%, 1/25/2008 -5/12/2008	349,960,548
		Retail--0.2%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,240,458
		TOTAL CORPORATE BONDS	400,201,006
Principal Amount			Value
		CORPORATE NOTES--5.3%
		Banking--2.4%
$171,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	$171,500,000
25,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	25,000,000
93,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	93,000,000
100,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	100,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
115,000,000		UBS AG, 5.400%, 11/28/2007	115,000,000
		TOTAL	551,500,000
		Brokerage--0.4%
90,000,000		Goldman Sachs Group, Inc., 5.340% - 5.390%, 12/18/2007 - 3/5/2008	90,000,000
		Finance - Securities--2.5%
223,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.420%, 9/17/2007 - 6/16/2008	222,995,969
346,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.415%, 10/12/2007 - 8/5/2008	346,498,693
		TOTAL	569,494,662
		TOTAL CORPORATE NOTES	1,210,994,662
		NOTES - VARIABLE--36.9% [5]
		Banking--16.7%
4,725,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	4,725,000
4,320,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,320,000
685,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	685,000
3,495,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 8/2/2007	3,495,000
6,700,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.420%, 8/2/2007	6,700,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 5.360%, 8/1/2007	12,000,000
3,745,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.370%, 8/2/2007	3,745,000
7,175,000		B.R. Williams Trucking, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	7,175,000
230,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.350%, 8/20/2007 - 8/27/2007	230,000,000
5,455,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	5,455,000
160,000,000		Bank of America N.A., 5.425%, 8/1/2007	160,000,000
238,000,000	[1,2]	Bank of Ireland, 5.310% - 5.350%, 8/20/2007 - 11/15/2007	238,000,000
80,000,000		Bank of Montreal, 5.330%, 8/21/2007	80,000,000
73,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 8/27/2007	73,000,000
15,505,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.370%, 8/2/2007	15,505,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 5.400%, 8/1/2007	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 5.420%, 8/1/2007	2,300,000
4,750,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 8/3/2007	4,750,000
1,095,000		Brookshire Grocery Co., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,095,000
5,770,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	5,770,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 5.320%, 8/2/2007	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 5.370%, 8/1/2007	5,600,000
8,160,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	8,160,000
2,311,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,311,000
1,798,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,798,000
1,140,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,140,000
1,056,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,056,000
2,029,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,029,000
1,251,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,251,000
2,684,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,684,000
3,650,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	3,650,000
10,035,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.470%, 8/3/2007	10,035,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$6,095,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	$6,095,000
3,230,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.500%, 8/2/2007	3,230,000
745,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	745,000
1,145,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 5.360%, 8/1/2007	1,145,000
10,390,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	10,390,000
8,300,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.540%, 8/3/2007	8,300,000
64,600,000		Cook County, IL, (Series 2002 A), 5.340%, 8/1/2007	64,600,000
5,095,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 5.370%, 8/2/2007	5,095,000
110,000,000	[1,2]	Credit Agricole S.A., 5.330%, 9/24/2007	110,000,000
50,000,000		Credit Suisse, Zurich, 5.330%, 8/27/2007	50,000,000
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.390%, 8/2/2007	11,700,000
15,000,000		Development Authority of Gordon County, GA, (Series 2005), Faus Group Inc., (RBC Centura Bank LOC), 5.340%, 8/2/2007	15,000,000
2,260,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.390%, 8/1/2007	2,260,000
7,410,000		Eastridge Christian Assembly, (Series 2004), (U.S. Bank, N.A. LOC), 5.340%, 8/2/2007	7,410,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	3,200,000
600,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank LOC), 5.430%, 8/2/2007	600,000
12,735,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	12,735,000
1,350,000		Gesmundo & Associates, Inc., (Series A), (National City Bank LOC), 5.330%, 8/2/2007	1,350,000
35,900,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000 A), (U.S. Bank, N.A. LOC), 5.410%, 8/1/2007	35,900,000
13,425,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 5.360%, 8/1/2007	13,425,000
5,390,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	5,390,000
8,855,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	8,855,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	399,000,604
369,700,000		HBOS Treasury Services PLC, 5.390% - 5.430%, 8/1/2007 - 9/24/2007	369,700,964
5,250,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	5,250,000
7,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 5.330%, 8/2/2007	7,210,000
10,150,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	10,150,000
9,000,000		Ivan Smith Properties LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	9,000,000
85,000,000		JPMorgan Chase & Co., 5.310%, 8/2/2007	85,000,000
3,575,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.520%, 8/1/2007	3,575,000
2,945,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.440%, 8/1/2007	2,945,000
1,690,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.440%, 8/1/2007	1,690,000
4,655,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/3/2007	4,655,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	24,300,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	18,750,000
440,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.520%, 8/2/2007	440,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 8/25/2007	222,000,000
11,775,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 5.420%, 8/7/2007	11,775,000
4,395,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	4,395,000
1,726,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,726,000
5,350,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 5.370%, 8/2/2007	5,350,000
8,425,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	8,425,000
3,600,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	3,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/1/2007	10,790,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$25,000,000		Mitchell County, GA Development Authority, First United Ethanol LLC, (Series 2006), (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	$25,000,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 8/7/2007	110,000,000
15,000,000		National City Bank, 5.460%, 8/1/2007	15,001,471
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1 LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/2/2007	900,000
5,575,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.310%, 8/2/2007	5,575,000
11,675,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.370%, 8/2/2007	11,675,000
80,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.420%, 8/1/2007	80,800,000
9,400,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	9,400,000
4,680,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,680,000
100,000,000		PNC Bank, N.A., 5.270%, 8/17/2007	99,973,964
4,940,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.320%, 8/2/2007	4,940,000
29,350,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 5.370%, 8/2/2007	29,350,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 5.470%, 8/1/2007	6,650,000
5,170,000		Pinellas County, FL IDA, Eurobake Project, (Series 2005), (SunTrust Bank LOC), 5.360%, 8/1/2007	5,170,000
361,000		Quality Synthetic Rubber Co., (Series 2000), (U.S. Bank, N.A. LOC), 5.350%, 8/2/2007	361,000
4,950,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,950,000
9,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 5.360%, 8/1/2007	9,025,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.290% - 5.310%, 8/1/2007 - 8/6/2007	168,989,630
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 8/2/2007	19,000,000
3,310,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.410%, 8/1/2007	3,310,000
14,390,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.310%, 8/2/2007	50,000,000
11,025,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 5.370%, 8/2/2007	11,025,000
50,145,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	50,145,000
2,580,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.360%, 8/2/2007	2,580,000
1,030,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.630%, 8/2/2007	1,030,000
1,755,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.530%, 8/2/2007	1,755,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 8/13/2007	115,000,000
5,635,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	5,635,000
40,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1 Tranche #1), (GTD by Wachovia Corp.), 5.360%, 9/28/2007	40,000,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1 Tranche #1), (GTD by Wachovia Corp.), 5.360%, 9/21/2007	50,000,000
25,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1), (GTD by Wachovia Corp.), 5.360%, 9/15/2007	25,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	1,100,000
1,618,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 5.390%, 8/2/2007	1,618,000
1,155,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/2/2007	1,155,000
195,250,000		Wells Fargo & Co., 5.380%, 8/2/2007	195,250,018
10,045,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.420%, 8/2/2007	10,045,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.420%, 9/11/2007	25,000,000
9,610,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.420%, 8/2/2007	9,610,000
33,770,000		World Wildlife Fund, Inc., (Series 2000 B), (INS by AMBAC Financial Group, Inc.), 5.360%, 8/2/2007	33,770,000
		TOTAL	3,845,095,651
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Brokerage--7.3%
$50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	$50,000,720
100,000,000		Goldman Sachs Group, Inc., 5.340%, 8/1/2007	100,000,000
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.300%, 8/20/2007	109,500,000
445,000,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 8/6/2007 - 11/22/2007	445,000,000
978,800,000		Morgan Stanley, 5.400% - 5.470%, 8/1/2007 - 8/27/2007	978,800,895
		TOTAL	1,683,301,615
		Electrical Equipment--0.2%
2,345,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.360%, 8/2/2007	2,345,000
56,079,825		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.340%, 8/6/2007	56,079,825
		TOTAL	58,424,825
		Finance - Commercial--0.8%
30,000,000		CIT Group, Inc., 5.430%, 8/24/2007	30,001,272
160,000,000	[1,2]	General Electric Capital Corp., 5.445%, 8/17/2007	160,000,000
		TOTAL	190,001,272
		Finance - Retail--3.2%
155,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/10/2007 - 8/13/2007	154,982,343
575,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.300%, 8/17/2007 - 8/23/2007	574,963,442
		TOTAL	729,945,785
		Finance - Securities--5.2%
71,500,000	[1,2]	Asscher Finance Corp., 5.320%, 8/1/2007	71,471,400
41,000,000	[1,2]	Beta Finance, Inc., 5.315% - 5.370%, 8/1/2007 - 8/20/2007	41,005,715
709,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.315% - 5.340%, 8/1/2007 - 10/29/2007	708,922,736
65,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 8/15/2007	64,980,500
307,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.310% - 5.428%, 8/1/2007 - 8/9/2007	306,986,170
		TOTAL	1,193,366,521
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 8/2/2007	7,945,000
45,900,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.320%, 8/2/2007	45,900,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 5.340%, 8/2/2007	5,350,000
		TOTAL	59,195,000
		Insurance--3.2%
17,900,000		Albuquerque, NM, (Series 2000 A), (INS by MBIA Insurance Corp.), 5.320%, 8/1/2007	17,900,000
64,000,000		Genworth Life Insurance Co., 5.450%, 9/4/2007	64,000,000
50,000,000		Hartford Life Insurance Co., 5.526% - 5.530%, 8/1/2007 - 9/4/2007	50,000,000
14,780,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 5.350%, 8/2/2007	14,780,000
44,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 8/21/2007	43,999,384
66,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 8/17/2007 - 9/28/2007	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.456% - 5.460%, 8/1/2007 - 10/2/2007	105,000,000
120,000,000		Monumental Life Insurance Co., 5.430% - 5.500%, 8/1/2007 - 8/31/2007	120,000,000
110,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/24/2007	110,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 5.340%, 10/9/2007	10,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 5.500%, 10/2/2007	125,000,000
		TOTAL	726,679,384
		TOTAL NOTES - VARIABLE	8,486,010,053
Principal Amount or Shares			Value
		TIME DEPOSITS--3.1%
		Banking--3.1%
$190,000,000		Chase Bank USA, N.A., 5.375%, 8/1/2007	$190,000,000
65,000,000		Deutsche Bank AG, 5.375%, 8/1/2007	65,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 5.275%, 8/1/2007	250,000,000
200,000,000		Societe Generale, Paris, 5.355%, 8/1/2007	200,000,000
		TOTAL TIME DEPOSITS	705,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.96% [6]	65,000,000
50,000,000		Columbia Money Market Reserves, 5.11% [6]	50,000,000
20,059,291		DWS Money Market Trust, 4.46% [6]	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--1.3%
$223,533,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	223,533,000
40,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/20/2019 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	40,000,000
40,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	40,000,000
		TOTAL REPURCHASE AGREEMENTS	303,533,000
		TOTAL INVESTMENTS--102.1% (AT AMORTIZED COST) [7]	23,468,226,210
		OTHER ASSETS AND LIABILITIES - NET--(2.1)%	(484,394,238)
		TOTAL NET ASSETS--100%	$22,983,831,972

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $8,538,459,681, which represented 37.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $8,358,430,928, which represented 36.4% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 7-Day net yield.

7 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	60.9%
Variable Rate Demand Instruments	30.5%
Bank Instruments	7.8%
Repurchase Agreements	1.7%
Other Assets and Liabilities--Net [2]	(0.9)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.7%
8-30 Days	30.3%
31-90 Days	18.2%
91-180 Days	3.1%
181 Days or more	11.6%
Other Assets and Liabilities--Net [2]	(0.9)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Finance - Automotive--0.5%
$11,520,560	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$11,520,560
45,397,221	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	45,397,221
13,006,582	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	13,006,582
		TOTAL	69,924,363
		Finance - Equipment--0.0%
9,344,128		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	9,344,128
		Finance - Retail--2.9%
100,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 5.300%, 5/17/2008	100,000,000
81,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	81,000,000
58,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	58,000,000
37,500,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	37,500,000
150,000,000	[1,2]	WST Trust (Series 2007-1G), Class A1, 5.330%, 5/21/2008	150,000,000
		TOTAL	426,500,000
		TOTAL ASSET-BACKED SECURITIES	505,768,491
		CERTIFICATES OF DEPOSIT--6.7%
		Banking--6.7%
252,000,000		Barclays Bank PLC, 5.300% - 5.420%, 8/3/2007 - 5/22/2008	252,000,000
25,000,000		Citizens Bank of Massachusetts, 5.315%, 8/9/2007	25,000,000
45,000,000		Citizens Bank of Pennsylvania, 5.320%, 8/29/2007	45,000,000
288,500,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	288,500,000
34,500,000		HBOS Treasury Services PLC, 5.310%, 5/22/2008 - 5/23/2008	34,500,000
95,000,000		Huntington National Bank, Columbus, OH, 5.360% - 5.370%, 10/17/2007 - 10/19/2007	95,000,000
100,500,000		Societe Generale, Paris, 5.190% - 5.420%, 10/9/2007 - 7/10/2008	100,489,370
47,500,000		Toronto Dominion Bank, 5.505%, 8/3/2007	47,500,170
100,000,000		Wilmington Trust Co., 5.310% - 5.325%, 8/3/2007 - 10/19/2007	99,999,459
		TOTAL CERTIFICATES OF DEPOSIT	987,988,999
		COLLATERALIZED LOAN AGREEMENTS--26.6%
		Banking--14.9%
26,000,000		BNP Paribas Securities Corp., 5.561%, 8/1/2007	26,000,000
259,000,000		Credit Suisse First Boston LLC, 5.531% - 5.551%, 8/1/2007	259,000,000
685,000,000		Deutsche Bank Securities, Inc., 5.424%, 8/6/2007 - 8/27/2007	685,000,000
80,000,000		Fortis Bank SA/NV, 5.500%, 8/1/2007	80,000,000
200,000,000		Fortis Securities LLC, 5.500%, 8/1/2007	200,000,000
274,000,000		Greenwich Capital Markets, Inc., 5.394% - 5.551%, 8/1/2007 - 8/31/2007	274,000,000
75,000,000		J.P. Morgan Securities, Inc., 5.551%, 8/1/2007	75,000,000
350,000,000		Societe Generale, Paris, 5.424%, 8/1/2007	350,000,000
267,000,000		WAMU Capital Corp., 5.510% - 5.652%, 8/1/2007	267,000,000
		TOTAL	2,216,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--11.7%
$95,000,000		Bear Stearns & Co., Inc., 5.495%, 8/1/2007	$95,000,000
641,000,000		Citigroup Global Markets, Inc., 5.500% - 5.551%, 8/1/2007	641,000,000
200,000,000		Goldman Sachs & Co., 5.394% - 5.424%, 10/10/2007	200,000,000
270,000,000		Lehman Brothers, Inc., 5.424% - 5.551%, 8/1/2007 - 8/30/2007	270,000,000
225,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.414% - 5.424%, 8/3/2007 - 9/25/2007	225,000,000
300,000,000		Morgan Stanley & Co., Inc., 5.541% - 5.551%, 8/1/2007	300,000,000
		TOTAL	1,731,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,947,000,000
		COMMERCIAL PAPER--21.5% [3]
		Aerospace/Auto--1.1%
75,940,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.320% - 5.340%, 8/10/2007 - 9/19/2007	75,659,290
90,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.330% - 5.400%, 8/1/2007 - 8/23/2007	89,780,878
		TOTAL	165,440,168
		Banking--2.2%
71,000,000		Citigroup Funding, Inc., 5.230% - 5.310%, 8/8/2007 - 8/28/2007	70,880,453
79,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.240% - 5.270%, 8/1/2007 - 10/1/2007	78,705,319
142,242,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.260% - 5.285%, 8/7/2007 - 8/13/2007	142,076,444
35,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 5.125%, 10/5/2007	34,676,128
		TOTAL	326,338,344
		Consumer Products--0.5%
83,705,000	[1,2]	Fortune Brands, Inc., 5.320% - 5.330%, 8/13/2007 - 9/13/2007	83,413,120
		Electrical Equipment--0.3%
46,700,000		Whirlpool Corp., 5.320% - 5.410%, 8/9/2007 - 8/31/2007	46,561,640
		Finance - Automotive--5.6%
123,500,000		DaimlerChrysler North America Holding Corp., 5.330% - 5.360%, 8/6/2007 - 8/28/2007	123,280,993
445,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.200% - 5.260%, 8/10/2007 - 1/16/2008	441,435,676
265,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.210% - 5.280%, 8/3/2007 - 11/16/2007	264,204,606
		TOTAL	828,921,275
		Finance - Retail--4.2%
50,000,000	[1,2]	Alpine Securitization Corp., 5.280%, 8/20/2007	49,860,667
50,000,000	[1,2]	Compass Securitization LLC, 5.280%, 8/17/2007	49,882,667
189,500,000		Countrywide Financial Corp., 5.270% - 5.370%, 9/7/2007 - 10/19/2007	187,728,487
175,000,000	[1,2]	Paradigm Funding LLC, 5.205% - 5.310%, 8/6/2007 - 8/13/2007	174,772,115
169,899,000	[1,2]	Sheffield Receivables Corp., 5.280%, 8/13/2007 - 8/20/2007	169,536,660
		TOTAL	631,780,596
		Finance - Securities--3.3%
100,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.316%, 8/30/2007	99,720,806
25,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	24,992,764
50,000,000	[1,2]	KLIO II Funding Ltd., 5.340%, 9/20/2007	49,629,167
189,645,000	[1,2]	Scaldis Capital LLC, 5.240% - 5.280%, 8/7/2007 - 8/16/2007	189,368,553
25,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	25,000,000
100,000,000	[1,2]	Three Rivers Funding Corp., 5.270%, 9/25/2007	99,194,861
		TOTAL	487,906,151
		Food & Beverage--0.3%
42,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 5.330% - 5.360%, 8/1/2007 - 8/10/2007	41,969,237
		Homebuilding--0.1%
13,000,000		Centex Corp., 5.410%, 9/26/2007	12,890,598
		Pharmaceuticals and Health Care--3.0%
443,400,000	[1,2]	AstraZeneca PLC, 5.265% - 5.280%, 8/14/2007 - 9/20/2007	441,663,709
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Retail--0.9%
$128,905,000	[1,2]	Safeway Inc., 5.400% - 5.470%, 8/1/2007 - 8/24/2007	$128,629,770
		TOTAL COMMERCIAL PAPER	3,195,514,608
		CORPORATE BONDS--1.5%
		Finance - Retail--1.0%
149,000,000	[1,2]	SLM Corp., 5.320%, 4/14/2008 - 5/12/2008	149,000,000
		Retail--0.5%
80,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	80,384,733
		TOTAL CORPORATE BONDS	229,384,733
		CORPORATE NOTES--5.5%
		Banking--3.0%
120,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	120,500,000
169,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007 - 2/15/2008	169,000,000
50,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	50,000,000
50,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	50,000,000
59,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	59,000,000
		TOTAL	448,500,000
		Brokerage--0.4%
53,000,000		Goldman Sachs Group, Inc., 5.330% - 5.340%, 2/29/2008 - 3/5/2008	53,000,000
		Finance - Securities--2.1%
100,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008 - 6/2/2008	99,995,969
216,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 10/18/2007 - 8/5/2008	216,500,000
		TOTAL	316,495,969
		TOTAL CORPORATE NOTES	817,995,969
		LOAN PARTICIPATION--2.4%
		Chemicals--0.3%
45,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.340%, 8/29/2007	45,000,000
		Miscellaneous--2.1%
307,000,000		Cargill, Inc., 5.310% - 5.320%, 8/6/2007 - 8/23/2007	307,000,000
		TOTAL LOAN PARTICIPATION	352,000,000
		NOTES - VARIABLE--30.5% [5]
		Banking--17.4%
1,389,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 8/2/2007	1,389,000
75,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 8/2/2007	75,000
1,780,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	1,780,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.330%, 10/5/2007	200,000,000
1,500,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	1,500,000
75,000,000	[1,2]	Bank of Ireland, 5.350%, 8/15/2007	75,000,000
55,000,000		Bank of Montreal, 5.330%, 8/21/2007	55,000,000
4,360,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.520%, 8/1/2007	4,360,000
6,730,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	6,730,000
570,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	570,000
42,000,000	[1,2]	BNP Paribas SA, 5.350%, 8/20/2007	42,000,000
1,340,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,340,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 8/2/2007	8,260,000
1,270,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/2/2007	1,270,000
685,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	685,000
2,378,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	2,378,000
11,890,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 8/1/2007	11,890,000
4,665,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 8/1/2007	4,665,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$3,390,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	$3,390,000
3,940,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.470%, 8/2/2007	3,940,000
4,060,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.380%, 8/2/2007	4,060,000
5,460,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 5.370%, 8/2/2007	5,460,000
4,665,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.360%, 8/2/2007	4,665,000
3,225,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 5.380%, 8/2/2007	3,225,000
6,000,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	6,000,000
880,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.420%, 8/2/2007	880,000
6,390,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.420%, 8/2/2007	6,390,000
75,000,000	[1,2]	Credit Agricole S.A., 5.330%, 10/22/2007	75,000,000
6,620,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 8/2/2007	6,620,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 5.370%, 8/2/2007	12,000,000
165,000,000	[1,2]	DePfa Bank PLC, 5.400%, 9/17/2007	165,000,000
4,670,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	4,670,000
23,325,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 5.370%, 8/2/2007	23,325,000
2,290,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	2,290,000
3,000,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	3,000,000
4,120,000		Escambia County Enviromental Corp., (Series 2003), (RBC Centura Bank LOC), 5.370%, 8/2/2007	4,120,000
14,485,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	14,485,000
3,005,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,005,000
2,123,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	2,123,000
8,095,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	8,095,000
2,890,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	2,890,000
1,568,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	1,568,000
5,505,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.350%, 8/2/2007	5,505,000
1,080,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	1,080,000
6,245,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	6,245,000
1,571,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	1,571,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 5.420%, 8/2/2007	920,000
3,020,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 5.420%, 8/2/2007	3,020,000
710,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	710,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.460%, 8/2/2007	11,950,000
4,180,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	4,180,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	157,000,000
150,000,000		HBOS Treasury Services PLC, 5.390% - 5.430%, 8/1/2007 - 9/24/2007	150,000,000
17,700,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	17,700,000
2,130,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	2,130,000
17,245,000		HP Huntsville LLC, (Series 2003, (RBC Centura Bank LOC), 5.420%, 8/2/2007	17,245,000
585,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	585,000
3,595,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,595,000
5,625,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 8/2/2007	5,625,000
40,500,000		JPMorgan Chase & Co., 5.310%, 8/2/2007	40,500,000
6,716,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 8/3/2007	6,716,290
1,435,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,435,000
3,145,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	3,145,000
7,200,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	7,200,000
1,370,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	1,370,000
19,835,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	19,835,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	$16,000,000
10,050,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	10,050,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 5.350%, 8/2/2007	24,800,000
10,150,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.320%, 8/2/2007	10,150,000
3,940,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	3,940,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	135,000,000
9,200,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	9,200,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/2/2007	3,000,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 8/7/2007	85,000,000
4,700,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 5.380%, 8/2/2007	4,700,000
2,854,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	2,854,000
900,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	900,000
2,374,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 5.400%, 8/2/2007	2,374,500
1,300,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.410%, 8/2/2007	1,300,000
55,000,000		PNC Bank, N.A., 5.270%, 8/17/2007	54,985,680
7,495,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.470%, 8/2/2007	7,495,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.470%, 8/2/2007	8,750,000
2,980,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 8/2/2007	2,980,000
1,015,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,015,000
1,920,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	1,920,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 8/1/2007	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 8/10/2007	55,000,000
17,245,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 8/2/2007	17,245,000
12,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.460%, 8/2/2007	12,000,000
7,155,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	7,155,000
30,000,000	[1,2]	Societe Generale, Paris, 5.310%, 8/2/2007	30,000,000
3,335,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.460%, 8/2/2007	3,335,000
6,455,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.420%, 8/2/2007	6,455,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.380%, 8/2/2007	3,200,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 8/13/2007	50,000,000
4,675,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	4,675,000
9,705,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 8/3/2007	9,705,000
8,920,000		Test Associates, (Series 2002), (Fulton Bank LOC), 5.470%, 8/2/2007	8,920,000
2,695,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	2,695,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1 Tranche #1), (GTD by Wachovia Corp.), 5.360%, 9/21/2007	10,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (LaSalle Bank, N.A. LOC), 5.390%, 8/1/2007	12,360,000
1,730,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,730,000
10,155,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.470%, 8/2/2007	10,155,000
87,000,000		Wells Fargo & Co., 5.380%, 8/2/2007	87,000,000
6,400,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/3/2007	6,400,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.420%, 10/11/2007	100,000,000
13,355,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	13,355,000
6,405,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/1/2007	6,405,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,295,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.400%, 8/2/2007	$4,295,000
7,955,000		Yonkers, NY IDA, JME Associates, LLC, (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.420%, 8/2/2007	7,955,000
8,375,000		York County, PA IDA, (Series 2003-B), 5.400%, 8/2/2007	8,375,000
		TOTAL	2,584,684,470
		Brokerage--4.5%
28,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	28,000,403
25,000,000		Goldman Sachs Group, Inc., 8/2/2007	25,000,000
208,500,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 8/6/2007 - 8/24/2007	208,500,000
310,000,000		Morgan Stanley, 5.360% - 5.470%, 8/1/2007 - 8/27/2007	310,000,000
90,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	90,000,000
		TOTAL	661,500,403
		Finance - Commercial--0.5%
73,000,000	[1,2]	General Electric Capital Corp., 5.445%, 8/17/2007	73,000,000
		Finance - Retail--3.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 8/15/2007	43,000,000
150,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/6/2007 - 8/13/2007	149,987,730
100,000,000		Countrywide Financial Corp., 5.436%, 10/9/2007	100,004,597
217,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.290%, 8/17/2007 - 8/23/2007	216,984,001
		TOTAL	509,976,328
		Finance - Securities--3.0%
300,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.290% - 5.338%, 8/1/2007 - 10/22/2007	300,468,287
19,500,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	19,494,150
125,700,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.320%, 8/1/2007	125,689,002
		TOTAL	445,651,439
		Government Agency--0.0%
4,255,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (Federal Home Loan Bank of Atlanta LOC), 5.330%, 8/2/2007	4,255,000
		Insurance--1.7%
45,000,000		Genworth Life Insurance Co., 5.447%, 8/9/2007	45,000,000
15,000,000		Hartford Life Insurance Co., 5.526%, 8/1/2007	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 9/2/2007 - 9/28/2007	65,000,000
25,000,000		Metropolitan Life Insurance Co., 5.460%, 10/1/2007	25,000,000
60,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/1/2007	60,000,000
45,000,000	[1,2]	Pacific Life Global Funding, 5.340% - 5.390%, 8/6/2007 - 8/9/2007	45,000,171
		TOTAL	255,000,171
		TOTAL NOTES - VARIABLE	4,534,067,811
		TIME DEPOSITS--1.1%
		Banking--1.1%
10,000,000		Deutsche Bank AG, 5.375%, 8/1/2007	10,000,000
55,000,000		Toronto Dominion Bank, 5.375%, 8/1/2007	55,000,000
95,000,000		WestLB AG (GTD), 5.375%, 8/1/2007	95,000,000
		TOTAL TIME DEPOSITS	160,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--1.7%
$238,592,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	$238,592,000
10,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	248,592,000
		TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST) [6]	14,978,312,611
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(138,121,821)
		TOTAL NET ASSETS--100%	$14,840,190,790

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $5,453,076,231, which represented 36.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $4,967,664,300, which represented 33.5% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate notes with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	92.7%
Municipal Notes	10.0%
Commercial Paper	1.5%
Other Assets and Liabilities--Net [2]	(4.2)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.6%
8-30 Days	7.8%
31-90 Days	2.0%
91-180 Days	2.5%
181 Days or more	3.3%
Other Assets and Liabilities--Net [2]	(4.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		SHORT-TERM MUNICIPALS--104.2% [1,2]
		Alabama--5.9%
$9,860,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	$9,860,000
4,200,000		Alabama HFA MFH, (2000 Series A:Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 3.660%, 8/2/2007	4,200,000
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(JPMorgan Chase & Co. LIQ), 3.670%, 8/2/2007	500,000
500,000		Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.620%, 8/2/2007	500,000
3,000,000		Birmingham, AL, Medical Clinic Board, (Series 2004), Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC), 3.660%, 8/2/2007	3,000,000
30,800,000		Birmingham, AL, Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 3.640%, 8/3/2007	30,800,000
13,030,000	[3,4]	Birmingham, AL, P-Floats (Series EC-1067), VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	13,030,000
12,985,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 3.710%, 8/2/2007	12,985,000
4,929,000		Daphne, AL, Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.660%, 8/2/2007	4,929,000
5,512,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001), Weekly VRDNs (Wachovia Bank N.A. LOC), 3.730%, 8/3/2007	5,512,000
2,100,000		Huntsville, AL, Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2007	2,100,000
30,605,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-5), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ), 3.630%, 8/2/2007	30,605,000
47,500,000		Jefferson County, AL, Sewer System, Warrants (Series 2003B-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.640%, 8/2/2007	47,500,000
9,175,000	[3,4]	Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	9,175,000
43,850,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007	43,850,000
18,700,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.640%, 8/2/2007	18,700,000
14,270,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Regions Bank, Alabama LIQ), 3.630%, 8/2/2007	14,270,000
30,000,000		Jefferson County, AL, Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.640%, 8/2/2007	30,000,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 3.730%, 8/3/2007	360,000
5,355,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.630%, 8/2/2007	5,355,000
12,000,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 3.630%, 8/2/2007	12,000,000
2,500,000	[3,4]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.660%, 8/2/2007	2,500,000
12,500,000		Parrish, AL, IDB, PCR (Series 1994A), Daily VRDNs (Alabama Power Co.), 3.700%, 8/1/2007	12,500,000
6,700,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank NV LIQs), 3.640%, 8/2/2007	6,700,000
16,270,000		Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Wachovia Bank N.A. LIQ), 3.700%, 8/2/2007	16,270,000
155,000,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 3.680%, 8/1/2007	155,000,000
5,100,000		Tuscaloosa County, AL, Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/2/2007	5,100,000
25,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 3.680%, 8/2/2007	25,000,000
5,000,000	[3,4]	University of Alabama Board of Trustees, Hospital Revenue (PA-1412), Weekly VRDNs (University of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007	5,000,000
16,000,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/10/2008	16,000,000
		TOTAL	543,301,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--1.3%
$4,630,000	[3,4]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	$4,630,000
25,800,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	25,800,000
8,300,000	[3,4]	Anchorage, AK, Wastewater Revenue, ROCs (Series 9110), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	8,300,000
6,285,000	[3,4]	Anchorage, AK, Wastewater Revenue, ROCs (Series 9111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	6,285,000
5,865,000	[3,4]	Northern Tobacco Securitization Corp, AK, (MT-279), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007	5,865,000
60,000,000		Valdez, AK, Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 3.690%, 8/1/2007	60,000,000
13,100,000		Valdez, AK, Marine Terminal, (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 3.690%, 8/1/2007	13,100,000
		TOTAL	123,980,000
		Arizona--2.5%
2,900,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.660%, 8/1/2007	2,900,000
1,400,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.780%, 8/2/2007	1,400,000
15,645,000	[3,4]	Arizona Health Facilities Authority, (MT-383), Weekly VRDNs (Phoenix Children's Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007	15,645,000
19,995,000	[3,4]	Arizona Health Facilities Authority, (PT-4169), Weekly VRDNs (Phoenix Children's Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007	19,995,000
2,000,000		Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/1/2007	2,000,000
4,000,000		Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 3.660%, 8/2/2007	4,000,000
42,000,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2006-1782), Weekly VRDNs (Banner Health)/(Morgan Stanley LIQ), 3.670%, 8/2/2007	42,000,000
29,995,000	[3,4]	Arizona Health Facilities Authority, (MT-411), Weekly VRDNs (Phoenix Children's Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007	29,995,000
5,500,000	[3,4]	Chandler, AZ, Floater Certificates (Series 2006-1648), Weekly VRDNs (Morgan Stanley LIQ), 3.660%, 8/2/2007	5,500,000
850,000		Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A. LOC), 3.610%, 8/2/2007	850,000
14,000,000		Maricopa County, AZ, (Series 2007), Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC), 3.650%, 8/2/2007	14,000,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.670%, 8/3/2007	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	4,675,000
6,750,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.630%, 8/1/2007	6,750,000
2,985,000		Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	2,985,000
5,550,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.660%, 8/1/2007	5,550,000
13,000,000	[3,4]	Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.680%, 8/2/2007	13,000,000
3,700,000		Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.630%, 8/2/2007	3,700,000
2,275,000	[3,4]	Tucson, AZ, Water Revenue, P-Floats (Series EC-1088), VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	2,275,000
6,750,000		Yavapai County, AZ, (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 3.640%, 8/2/2007	6,750,000
5,000,000		Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.610%, 8/2/2007	5,000,000
3,600,000	[3,4]	Yuma & LaPaz Counties, AZ, Community College District, MERLOTS (Series 2006-C2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	3,600,000
		TOTAL	227,570,000
		Arkansas--0.1%
10,920,000		Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 3.640%, 8/2/2007	10,920,000
		California--2.1%
8,980,000	[3,4]	Bay Area Infrastructure Financing Authority, CA, Class A Certificates (Series 2007-287), Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.610%, 8/2/2007	8,980,000
11,500,000		California Infrastructure & Economic Development Bank, (Series 2002: Academy of Motion Picture Arts and Sciences), Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.590%, 8/2/2007	11,500,000
8,910,000	[3,4]	California State Public Works Board, Variable Rate Certificates, (Series 2000B), Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.620%, 8/2/2007	8,910,000
11,000,000		California State, Economic Recovery Bonds (Series 2004C-4), Daily VRDNs (California State Fiscal Recovery Fund)/(JPMorgan Chase Bank, N.A. LIQ), 3.610%, 8/1/2007	11,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,730,000	[3,4]	California State, Macon Trust (Series 2004C), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.620%, 8/2/2007	$9,730,000
11,450,000	[3,4]	East Bay Municipal Utility District, CA, Water System, ROCs (Series 383), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2007	11,450,000
20,230,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	20,230,000
32,000,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1711P), Weekly VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.760%, 8/2/2007	32,000,000
8,485,000	[3,4]	Los Angeles, CA, Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.610%, 8/2/2007	8,485,000
17,000,000	[3,4]	Los Angeles, CA, Unified School District, (Series 2002-JPMC2,), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 3.640%, 8/1/2007	17,000,000
9,425,000	[3,4]	Los Angeles, CA, Unified School District, AUSTIN, (Series 2003A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.620%, 8/2/2007	9,425,000
22,000,000	[3,4]	Northern California Gas Authority No. 1, Floater Certificates, (Series 2006-1811), Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 8/2/2007	22,000,000
11,965,000	[3,4]	San Joaquin Hills, CA, Transportation Corridor Agency, (Series 2006FR/RI-P59), Weekly VRDNs (United States Treasury COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.610%, 8/1/2007	11,965,000
8,995,000	[3,4]	University of California, AUSTIN, (Series 117), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.620%, 8/2/2007	8,995,000
		TOTAL	191,670,000
		Colorado--1.7%
9,470,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 3.720%, 8/2/2007	9,470,000
2,635,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 8/2/2007	2,635,000
350,000		Denver (City & County), CO, 4.25% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2007	350,000
100,000,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/1/2007	100,000,000
7,195,000	[3,4]	Denver, CO, City & County Airport Authority, (PT-1324), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	7,195,000
14,660,000	[3,4]	Denver, CO, City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	14,660,000
8,975,000	[3,4]	Denver, CO, Convention Center Hotel Authority, RBC Floater Certificates, (Series-I-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Royal Bank of Canada, Montreal LIQ), 3.650%, 8/2/2007	8,975,000
2,535,000	[3,4]	E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z), Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 8/2/2007	2,535,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC), 3.640%, 8/2/2007	2,800,000
7,495,000	[3,4]	Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007	7,495,000
5,235,000	[3,4]	University of Colorado, Austin, (Series BOA 172), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	5,235,000
		TOTAL	161,350,000
		Connecticut--0.5%
36,325,000		Connecticut State HEFA, (Series F), Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/1/2007	36,325,000
755,000	[3,4]	Connecticut State, (Series 2001 - JPMC4), Daily VRDNs (JPMorgan Chase & Co. LIQ), 3.730%, 8/1/2007	755,000
7,440,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes,(2003 Series 2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.630%, 8/1/2007	7,440,000
		TOTAL	44,520,000
		Delaware--0.1%
13,250,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 3.660%, 8/2/2007	13,250,000
		District of Columbia--0.2%
5,100,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007	5,100,000
1,700,000		District of Columbia, (Series 2006), Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	1,700,000
6,680,000	[3,4]	District of Columbia, Ball Park Revenue PUTTERs (Series 1325), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	6,680,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	3,575,000
		TOTAL	17,055,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--8.3%
$5,000,000	[3,4]	Alachua County, FL, Health Facilities Authority, (PT-3956), Weekly VRDNs (Shands Healthcare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007	$5,000,000
400,000		Brevard County, FL, Health Facilities Authority, (Series 2003), Daily VRDNs (Health First, Inc.)/(SunTrust Bank LOC), 3.700%, 8/1/2007	400,000
5,600,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 3.620%, 8/1/2007	5,600,000
10,000,000	[3,4]	Citizens Property Insurance Corp. FL, (2007 SGB 67), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.660%, 8/2/2007	10,000,000
33,250,000	[3,4]	Citizens Property Insurance Corp. FL, Floater Certificates, (Series 2006-1622), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	33,250,000
43,000,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	43,000,000
19,245,000		Dade County, FL, IDA, (Series 1993), Daily VRDNs (Florida Power & Light Co.), 3.710%, 8/1/2007	19,245,000
100,825,000		Dade County, FL, Water & Sewer System, Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London LIQ), 3.610%, 8/1/2007	100,825,000
5,215,000	[3,4]	Escambia County, FL, Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	5,215,000
7,345,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC), 3.630%, 8/2/2007	7,345,000
8,200,000		Florida HFA, (1985 Series YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC), 3.640%, 8/2/2007	8,200,000
20,000,000		Florida HFA, (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 3.650%, 8/1/2007	20,000,000
8,065,000		Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 3.660%, 8/2/2007	8,065,000
29,500,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	29,500,000
11,710,000	[3,4]	Florida State Board of Education Lottery, ROCs (Series 542), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.670%, 8/2/2007	11,710,000
8,810,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	8,810,000
18,385,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1150,) Weekly VRDNs (Florida State)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	18,385,000
7,000,000	[3,4]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	7,000,000
10,995,000	[3,4]	Florida State Department of Environmental Protection, PUTTERs (Series 1730), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	10,995,000
26,140,000	[3,4]	Florida State Turnpike Authority, (Series 2007 FR/RI-K45), Weekly VRDNs (FGIC INS)/ (Lehman Brothers Holdings, Inc. LIQ), 3.670%, 8/2/2007	26,140,000
35,295,000	[3,4]	Florida State, MERLOTS (Series 2005-A22), 3.78% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/1/2007	35,295,000
295,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.630%, 8/2/2007	295,000
14,265,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.650%, 8/2/2007	14,265,000
4,725,000	[3,4]	Highlands County, FL, Health Facilities Authority, ROCs (Series 577CE), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.670%, 8/2/2007	4,725,000
96,240,000		JEA, FL, Electric System, (Series Three 2007B), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Fortis Bank SA/NV LIQ), 3.670%, 8/1/2007	96,240,000
31,700,000		JEA, FL, Electric System, Subordinate Revenue Bonds (2001 Series B), Daily VRDNs (Bank of America N.A. LIQ), 3.700%, 8/1/2007	31,700,000
5,000,000		Jacksonville, FL, EDC, (Series 2006), Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis Bank SA/NV and JPMorgan Chase Bank, N.A. LOCs), 3.680%, 8/2/2007	5,000,000
4,335,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 3.660%, 8/2/2007	4,335,000
5,610,000		Manatee County, FL, PCR Refunding Bonds (Series 1994), Daily VRDNs (Florida Power & Light Co.), 3.700%, 8/1/2007	5,610,000
69,000,000		Martin County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 3.730%, 8/1/2007	69,000,000
9,685,000	[3,4]	Miami-Dade County, FL, Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	9,685,000
29,550,000		Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 8/2/2007	29,550,000
10,000,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (AMBAC INS)/(U.S. Bank, N.A. LIQ), 3.730%, 8/1/2007	10,000,000
5,800,000		Orange County, FL IDA, (Series 2005), Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	5,800,000
13,360,000		Orange County, FL, Health Facilities Authority, (Series 2006A), Weekly VRDNs (Presbyterian Retirement Communities)/(Radian Asset Assurance INS)/ (Bank of America N.A. LIQ), 3.670%, 8/2/2007	13,360,000
9,700,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Radian Asset Assurance INS)/ (Bank of America N.A. LIQ), 3.670%, 8/2/2007	9,700,000
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 3.670%, 8/2/2007	5,500,000
6,410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 3.670%, 8/2/2007	6,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$4,195,000		Pasco County, FL, Educational Facilities Authority, (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 3.710%, 8/3/2007	$4,195,000
4,000,000		Pinellas County, FL, Educational Facilities Authority, (Series 2007), Weekly VRDNs (Shorecrest Preparatory School)/(Columbus Bank and Trust Co., GA LOC), 3.660%, 8/2/2007	4,000,000
4,500,000		Pinellas County, FL, Educational Facilities Authority, Revenue and Revenue Refunding Bonds (Series 2007), Weekly VRDNs (Admiral Farragut Academy)/(Columbus Bank and Trust Co., GA LOC), 3.660%, 8/2/2007	4,500,000
8,575,000		St. Lucie County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 3.720%, 8/1/2007	8,575,000
3,800,000		St. Petersburg, FL, HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2007	3,800,000
2,495,000	[3,4]	Tampa Bay, FL, Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	2,495,000
4,500,000		Volusia County, FL, Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007	4,500,000
5,900,000		Washington County, FL, Sales Tax Revenue Bonds (Series 2003A), Weekly VRDNs (SunTrust Bank LOC), 3.630%, 8/2/2007	5,900,000
		TOTAL	773,120,000
		Georgia--3.2%
36,000,000		Atlanta, GA, Water & Wastewater, (Series 2006), 3.66% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 11/2/2007	36,000,000
5,000,000		Clayton County, GA, Development Authority, (Series 2007), Weekly VRDNs (DACC Public Purpose Corporation II)/(Dexia Credit Local LOC), 3.630%, 8/2/2007	5,000,000
7,000,000	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1906), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	7,000,000
6,000,000	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1907), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	6,000,000
10,640,000	[3,4]	DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.660%, 8/2/2007	10,640,000
8,000,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007	8,000,000
31,800,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2007B), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.620%, 8/1/2007	31,800,000
6,900,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007	6,900,000
4,401,455		Georgia Municipal Association, Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.630%, 8/2/2007	4,401,455
23,100,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (Guaranteed), Credit Suisse, Zurich, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.650%, 8/1/2007	23,100,000
19,040,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (Guaranteed), JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.650%, 8/1/2007	19,040,000
45,325,000	[3,4]	Georgia State, P-Floats (Series EC-1018), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	45,325,000
19,835,000	[3,4]	Georgia State, P-Floats (Series EC-1019), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	19,835,000
16,000,000	[3,4]	Georgia State, P-Floats (Series EC-1135), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	16,000,000
17,240,000	[3,4]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.670%, 8/2/2007	17,240,000
33,140,000		Gwinnett County, GA, Hospital Authority, (Series 2007A), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 3.630%, 8/1/2007	33,140,000
1,800,000		Heard County, GA, Development Authority, (First Series 1996), Daily VRDNs (Georgia Power Co.), 3.750%, 8/1/2007	1,800,000
2,950,000	[3,4]	Rockdale County, GA, Water & Sewer, PUTTERs (Series 1342), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	2,950,000
5,200,000		Savannah, GA, EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	5,200,000
		TOTAL	299,371,455
		Hawaii--1.2%
7,995,000	[3,4]	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii Pacific Health)/(GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 8/2/2007	7,995,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase & Co. LOC), 3.670%, 8/2/2007	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase & Co. LOC), 3.670%, 8/2/2007	58,325,000
17,585,000	[3,4]	Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	17,585,000
9,955,000	[3,4]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	9,955,000
4,450,000	[3,4]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	4,450,000
		TOTAL	113,270,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--7.4%
$14,285,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 8/2/2007	$14,285,000
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006), Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 3.640%, 8/2/2007	12,410,000
4,120,000		Channahon, IL, (Series 2003A), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.620%, 8/2/2007	4,120,000
6,105,000		Channahon, IL, (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.620%, 8/2/2007	6,105,000
6,160,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	6,160,000
17,895,000		Chicago, IL, Board of Education, (Series 2004C-1), Daily VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.690%, 8/1/2007	17,895,000
7,490,000		Chicago, IL, Board of Education, (Series 2005D-2), Daily VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ), 3.740%, 8/1/2007	7,490,000
12,255,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	12,255,000
15,625,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	15,625,000
10,990,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 1470), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	10,990,000
32,720,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 1473), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	32,720,000
22,500,000	[3,4]	Chicago, IL, O'Hare International Airport, Class A Certificates (Series 7016), Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.660%, 8/2/2007	22,500,000
20,505,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	20,505,000
5,260,000	[3,4]	Chicago, IL, Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	5,260,000
31,825,000		Chicago, IL, Water Revenue, (Series 2004), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.630%, 8/2/2007	31,825,000
6,805,000	[3,4]	Chicago, IL, (PT-3112), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	6,805,000
26,800,000	[3,4]	Chicago, IL, (PT-4121), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	26,800,000
25,880,000	[3,4]	Chicago, IL, (PT-4122), Weekly VRDNs (AMBAC, FGIC INS) and Merrill Lynch & Co., Inc. LIQs), 3.680%, 8/2/2007	25,880,000
9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 3.630%, 8/2/2007	9,500,000
3,975,000	[3,4]	Chicago, IL, Austin (Series BOA 171), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	3,975,000
7,795,000	[3,4]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	7,795,000
20,000,000	[3,4]	Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	20,000,000
4,640,000	[3,4]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	4,640,000
6,675,000	[3,4]	Chicago, IL, MERLOTS (Series 2001 A33), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	6,675,000
8,090,000	[3,4]	Chicago, IL, PUTTERs (Series 1276), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	8,090,000
32,615,000	[3,4]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	32,615,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.660%, 8/2/2007	7,185,000
2,775,000	[3,4]	DuPage & Cook Counties, IL, Community United School District No. 205, ROCs (Series 1073), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	2,775,000
11,545,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 3.780%, 8/2/2007	11,545,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 3.640%, 8/2/2007	3,900,000
6,875,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 3.660%, 8/3/2007	6,875,000
2,520,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 3.660%, 8/3/2007	2,520,000
5,870,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(JPMorgan Chase Bank, N.A. LOC), 3.760%, 8/2/2007	5,870,000
2,400,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 8/2/2007	2,400,000
5,095,000		Illinois Development Finance Authority IDB, (Series 1995), Weekly VRDNs (St. Paul's House)/(LaSalle Bank, N.A. LOC), 3.640%, 8/1/2007	5,095,000
1,480,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 3.900%, 8/2/2007	1,480,000
22,800,000		Illinois Development Finance Authority PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 3.710%, 8/1/2007	22,800,000
47,760,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 3.630%, 8/1/2007	47,760,000
30,430,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.610%, 8/1/2007	30,430,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.610%, 8/1/2007	4,500,000
9,025,000	[3,4]	Illinois Sports Facility Authority, (PZ-136), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	9,025,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$10,385,000	[3,4]	Illinois State Toll Highway Authority, (PT-3477), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	$10,385,000
11,125,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	11,125,000
35,750,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1355), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	35,750,000
4,250,000		Illinois State, Weekly VRDNs (DePfa Bank PLC LIQ), 3.630%, 8/1/2007	4,250,000
6,560,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, GS Trust (Series 2006-28Z), Weekly VRDNs (McCormick Place)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 8/2/2007	6,560,000
2,810,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, GS Trust (Series 2007-80Z), Weekly VRDNs (McCormick Place)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.680%, 8/2/2007	2,810,000
8,245,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	8,245,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/2/2007	2,660,000
9,755,000	[3,4]	Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	9,755,000
11,650,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A69), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	11,650,000
10,730,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	10,730,000
9,855,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	9,855,000
3,745,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	3,745,000
6,230,000	[3,4]	University of Illinois, MERLOTS (Series 2001-A88), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	6,230,000
9,800,000	[3,4]	Will County, IL Community Unit School District No. 365, (PZ-28), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	9,800,000
6,565,000	[3,4]	Will County, IL Community Unit School District No. 365, MERLOTS (Series 2007 D2), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	6,565,000
		TOTAL	687,195,000
		Indiana--2.6%
18,615,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/(Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 8/2/2007	18,615,000
4,035,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank LOC), 3.760%, 8/2/2007	4,035,000
8,425,000	[3,4]	Brownsburg, IN School Building Corp., (PT-2650) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	8,425,000
10,000,000		Carmel Clay Schools, IN, 4.00% TANs, 12/28/2007	10,012,614
14,500,000		Elkhart, IN, Community Schools, 4.00% TANs, 12/31/2007	14,514,764
15,315,000		Frankfort, IN, EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank NV LOC), 3.660%, 8/2/2007	15,315,000
7,400,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.690%, 8/2/2007	7,400,000
12,105,000	[3,4]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), Weekly VRDNs (Indiana State Revolving Fund Program)/(Bank of New York LIQ), 3.680%, 8/1/2007	12,105,000
8,025,000		Indiana Development Finance Authority, (Series 2003), Weekly VRDNs (Heritage Christian Schools, Inc.)/(Key Bank, N.A. LOC), 3.650%, 8/1/2007	8,025,000
7,125,000	[3,4]	Indiana Health & Educational Facility Financing Authority, (PA-1408) Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 8/2/2007	7,125,000
6,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.630%, 8/2/2007	6,000,000
320,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 8/2/2007	320,000
7,515,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 3.690%, 8/2/2007	7,515,000
12,365,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 8/2/2007	12,365,000
5,195,000	[3,4]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	5,195,000
10,250,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-3), Weekly VRDNs (Indianapolis, IN Waterworks Department)/ (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.620%, 8/2/2007	10,250,000
36,470,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/ (Bear Stearns Cos., Inc. LIQ), 3.730%, 8/1/2007	36,470,000
7,000,000		Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 3.710%, 8/2/2007	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$2,075,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank LOC), 3.690%, 8/2/2007	$2,075,000
15,825,000		Lawrence, IN Economic Development Revenue Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/2/2007	15,825,000
1,585,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.790%, 8/2/2007	1,585,000
1,835,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 3.690%, 8/1/2007	1,835,000
8,000,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank LOC), 3.690%, 8/2/2007	8,000,000
4,000,000		Vigo County, IN EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 3.720%, 8/2/2007	4,000,000
6,580,000	[3,4]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	6,580,000
6,900,000		Winona Lake, IN EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 3.680%, 8/2/2007	6,900,000
		TOTAL	237,487,378
		Kansas--0.1%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood View Apartments)/(FHLMCLOC), 3.660%, 8/2/2007	10,195,000
		Kentucky--0.2%
2,000,000		Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/3/2007	2,000,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007	7,500,000
10,460,000	[3,4]	Louisville & Jefferson County, KY Metropolitan Government, ROCs (Series 651CE), Weekly VRDNs (Norton Healthcare, Inc.)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.670%, 8/2/2007	10,460,000
		TOTAL	19,960,000
		Louisiana--1.6%
16,490,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT),(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	16,490,000
22,000,000	[3,4]	Jefferson Parish, LA, Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.670%, 8/2/2007	22,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 3.680%, 8/1/2007	8,000,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 3.680%, 8/1/2007	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,350,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004A), Weekly VRDNs (Provident Group-NSU Properties LLC)/(Regions Bank, Alabama LOC), 3.690%, 8/2/2007	4,000,000
22,900,000		Louisiana Public Facilities Authority, Daily VRDNs (Air Products & Chemicals, Inc.), 3.730%, 8/1/2007	22,900,000
26,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660), Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ), 3.670%, 8/2/2007	26,000,000
37,050,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC), 3.630%, 8/1/2007	37,050,000
6,275,000	[3,4]	Louisiana State, (MT-190) Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.680%, 8/2/2007	6,275,000
2,265,000	[3,4]	Louisiana State, MERLOTS (Series 2006-C4), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	2,265,000
		TOTAL	152,330,000
		Maryland--2.5%
19,400,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 3.67% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	19,400,000
8,380,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007	8,380,000
2,990,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007	2,990,000
1,000,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.630%, 8/2/2007	1,000,000
7,220,000	[3,4]	Baltimore County, MD, P-Floats (Series EC-1097), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	7,220,000
4,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co. LIQ), 3.640%, 8/2/2007	4,290,000
8,700,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/7/2007	8,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$4,605,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/7/2007	$4,605,000
1,305,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/3/2007	1,305,000
17,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006 M), 3.67% BANs, 9/12/2007	17,000,000
3,505,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.640%, 8/7/2007	3,505,000
4,800,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	4,800,000
1,950,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	1,950,000
1,599,500		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/7/2007	1,599,500
7,100,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 8/1/2007	7,100,000
315,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.660%, 8/7/2007	315,000
5,130,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007	5,130,000
4,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 3.620%, 8/1/2007	4,800,000
4,675,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.630%, 8/3/2007	4,675,000
1,205,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.630%, 8/2/2007	1,205,000
9,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Severn School, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.640%, 8/2/2007	9,500,000
7,690,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/1/2007	7,690,000
3,600,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	3,600,000
8,675,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007	8,675,000
26,500,000	[3,4]	Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	26,500,000
27,100,000	[3,4]	Maryland State, P-Floats (Series EC-1072), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	27,100,000
7,530,000		Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	7,530,000
882,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/7/2007	882,000
3,000,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 3.700%, 8/1/2007	3,000,000
9,000,000	[3,4]	Montgomery County, MD, P-Floats (Series EC-1062), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	9,000,000
2,000,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/7/2007	2,000,000
11,750,000	[3,4]	Prince Georges County, MD, P-Floats (Series EC-1143), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	11,750,000
3,170,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007	3,170,000
		TOTAL	230,366,500
		Massachusetts--1.7%
9,877,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 3.70% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/1/2007	9,877,000
3,100,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg (Guaranteed) LIQ), 3.690%, 8/1/2007	3,100,000
23,965,000		Commonwealth of Massachusetts, (Series 2005A), Weekly VRDNs (Citibank N.A., New York LIQ), 3.610%, 8/1/2007	23,965,000
9,170,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.630%, 8/1/2007	9,170,000
20,000,000		Massachusetts HEFA, (Series EE), 3.68% CP (Harvard University), Mandatory Tender 8/9/2007	20,000,000
7,500,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2), Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.660%, 8/1/2007	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$2,450,000	[3,4]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.650%, 8/2/2007	$2,450,000
10,000,000		Massachusetts School Building Authority, (Series A), 3.65% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/6/2007	10,000,000
18,985,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC), 3.650%, 8/2/2007	18,985,000
12,130,000		Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.650%, 8/1/2007	12,130,000
4,200,000		Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.650%, 8/1/2007	4,200,000
4,975,000		Massachusetts State Development Finance Agency, (Series 2005), Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 3.640%, 8/2/2007	4,975,000
8,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 8/2/2007	8,800,000
23,250,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.730%, 8/1/2007	23,250,000
		TOTAL	158,402,000
		Michigan--4.4%
10,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2005-2), 3.67% TOBs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	10,000,000
2,655,000	[3,4]	Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (GTD by Michigan State)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	2,655,000
4,800,000	[3,4]	Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	4,800,000
14,380,000	[3,4]	Detroit, MI City School District, MERLOTS (Series 2000 A8), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	14,380,000
24,070,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	24,070,000
3,620,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	3,620,000
22,795,000	[3,4]	Detroit, MI Sewage Disposal System, (Series 2006-BNY 4), 3.80% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 9/30/2007	22,795,000
14,125,000	[3,4]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	14,125,000
9,425,000	[3,4]	Detroit, MI Sewage Disposal System, ROCs (Series 903), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.670%, 8/2/2007	9,425,000
4,260,000	[3,4]	Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	4,260,000
21,415,000	[3,4]	Detroit, MI Water Supply System, (PT-3579), Weekly VRDNs (FGIC Securities Purchase, Inc., FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.670%, 8/2/2007	21,415,000
4,995,000	[3,4]	Detroit, MI Water Supply System, (PT-3903), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	4,995,000
10,000,000	[3,4]	Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	10,000,000
14,360,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(JPMorgan Chase & Co. LIQ), 3.680%, 8/1/2007	14,360,000
30,350,000		Grand Rapids, MI EDR, (Series 2007), Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 3.650%, 8/2/2007	30,350,000
4,545,000		Grand Valley, MI State University, (Series 2003), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LIQ), 3.620%, 8/2/2007	4,545,000
4,785,000		Huron County, MI Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 3.660%, 8/2/2007	4,785,000
8,200,000		Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.630%, 8/2/2007	8,200,000
8,995,000	[3,4]	Kent County, MI, (Series 1998-118), Weekly VRDNs (Kent County International Airport)/(GTD by Kent County, MI)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	8,995,000
22,320,000		Macomb County, MI Hospital Finance Authority, (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC), 3.710%, 8/1/2007	22,320,000
18,810,000		Michigan Municipal Bond Authority, (Series 2006B-2), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2007	18,817,742
7,580,000	[3,4]	Michigan State Building Authority, (PZ-140), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	7,580,000
6,325,000	[3,4]	Michigan State Building Authority, GS Trust (Series 2007-34Z), Weekly VRDNs (FGIC INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 8/2/2007	6,325,000
6,000,000	[3,4]	Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.680%, 8/2/2007	6,000,000
2,900,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.610%, 8/2/2007	2,900,000
5,000,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 3.670%, 8/1/2007	5,000,000
15,000,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.670%, 8/1/2007	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$7,500,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.670%, 8/1/2007	$7,500,000
18,150,000	[3,4]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	18,150,000
8,595,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 3.630%, 8/2/2007	8,595,000
9,830,000		Michigan State Strategic Fund, (Series 2003), Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 3.650%, 8/2/2007	9,830,000
7,370,000		Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 3.660%, 8/2/2007	7,370,000
4,340,000	[3,4]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	4,340,000
53,000,000		Michigan State, (Series A), 4.25% TRANs (DePfa Bank PLC LOC), 9/28/2007	53,040,561
		TOTAL	410,543,303
		Minnesota--2.9%
13,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.640%, 8/2/2007	13,000,000
2,190,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 3.730%, 8/2/2007	2,190,000
44,815,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	44,815,000
4,810,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	4,810,000
29,180,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	29,180,000
2,700,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.640%, 8/2/2007	2,700,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 3.620%, 8/2/2007	4,550,000
2,080,000	[3,4]	Elk River, MN, ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	2,080,000
2,500,000		Minneapolis, MN, Health Care System, (Series 2005B), Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.610%, 8/1/2007	2,500,000
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 3.660%, 8/1/2007	2,600,000
1,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMCLOC), 3.630%, 8/2/2007	1,000,000
12,665,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, Class A Certificates (Series 2007-291), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007	12,665,000
15,115,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, GS Trust (Series 2007-1G), Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 8/2/2007	15,115,000
13,250,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.640%, 8/1/2007	13,250,000
3,620,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.660%, 8/2/2007	3,620,000
8,300,000	[3,4]	Minnesota Public Facilities Authority, (PT-4208), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	8,300,000
1,165,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.610%, 8/1/2007	1,165,000
7,500,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.610%, 8/2/2007	7,500,000
3,250,000		Minnesota State Higher Education Facility Authority, (Series Five-V), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 3.690%, 8/1/2007	3,250,000
3,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 3.690%, 8/1/2007	3,750,000
2,340,000		Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 3.630%, 8/2/2007	2,340,000
1,080,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 3.630%, 8/2/2007	1,080,000
3,500,000	[3,4]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 3.660%, 8/2/2007	3,500,000
18,450,000	[3,4]	Minnesota State, P-Floats (Series EC-1060), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	18,450,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 3.690%, 8/2/2007	2,655,000
2,400,000		Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 3.660%, 8/3/2007	2,400,000
5,000,000	[3,4]	Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$10,000,000		Rochester, MN, Health Care Facility Authority, (Series 2000A), 3.78% CP (Mayo Foundation)/(Morgan Stanley Bank LIQ), Mandatory Tender 8/9/2007	$10,000,000
12,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2007	12,000,000
3,000,000		Shakopee, MN, Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 3.610%, 8/2/2007	3,000,000
15,000,000		Southern Minnesota Municipal Power Agency, 3.78% CP, Mandatory Tender 11/6/2007	15,000,000
3,965,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 3.640%, 8/2/2007	3,965,000
3,400,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 3.630%, 8/2/2007	3,400,000
4,100,000		St. Paul, MN, Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 3.700%, 8/1/2007	4,100,000
510,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC), 3.650%, 8/1/2007	510,000
3,165,000	[3,4]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 3.660%, 8/2/2007	3,165,000
		TOTAL	268,605,000
		Mississippi--0.5%
3,000,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Regions Bank, Alabama LOC), 3.660%, 8/2/2007	3,000,000
32,820,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 3.650%, 8/3/2007	32,820,000
8,320,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 3.640%, 8/2/2007	8,320,000
		TOTAL	44,140,000
		Missouri--2.1%
16,980,000	[3,4]	Columbia, MO, Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 3.77% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Mandatory Tender 6/5/2008	16,980,000
3,475,000	[3,4]	Jackson County, MO, Special Obligation, ROCs (Series 9014), Weekly VRDNs (Harry S. Truman Sports Complex)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	3,475,000
31,385,000		Kansas City, MO, IDA, (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.640%, 8/1/2007	31,385,000
66,295,000		Kansas City, MO, IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.640%, 8/1/2007	66,295,000
25,500,000		Kansas City, MO, IDA, (Series 2006B) Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.640%, 8/1/2007	25,500,000
29,580,000		Kansas City, MO, IDA, (Series 2006E), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.640%, 8/1/2007	29,580,000
6,880,000	[3,4]	Missouri Highways & Transportation Commission, PUTTERs (Series 1433), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	6,880,000
6,955,000	[3,4]	Springfield, MO, Public Utility Revenue, PUTTERs (Series 1559), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	6,955,000
10,480,000	[3,4]	St. Louis, MO, (PT-3584), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.670%, 8/2/2007	10,480,000
		TOTAL	197,530,000
		Montana--0.4%
16,860,000	[3,4]	Forsyth, MT, (RBC Floater Certificates Series I-7), Weekly VRDNs (Northwestern Corp.)/ (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.650%, 8/2/2007	16,860,000
16,000,000		Richland County, MT, (Series 2006), Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks PLC LOC), 3.660%, 8/2/2007	16,000,000
		TOTAL	32,860,000
		Multi State--3.4%
69,991,612	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.820%, 8/2/2007	69,991,612
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2007	3,485,000
94,555,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 3.860%, 8/2/2007	94,555,000
83,210,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.810%, 8/2/2007	83,210,000
35,110,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 8/2/2007	35,110,000
30,105,000	[3,4]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (Guaranteed) LIQ), 3.660%, 8/2/2007	30,105,000
		TOTAL	316,456,612
		Nebraska--0.0%
2,045,000	[3,4]	Nebraska Public Power District, ROCs (Series 9000), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	2,045,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--0.9%
$21,200,000	[3,4]	Clark County, NV, School District, (Series 2006-1356), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	$21,200,000
12,970,000	[3,4]	Clark County, NV, School District, ROCs (Series 8054), Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	12,970,000
19,980,000	[3,4]	Clark County, NV, PUTTERs (Series 1353), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	19,980,000
18,710,000	[3,4]	Las Vegas Valley, NV, Water District, MERLOTS (Series 2003 B-10), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	18,710,000
5,370,000	[3,4]	Nevada State Highway Improvement Authority, (PZ-152), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	5,370,000
9,300,000	[3,4]	Truckee Meadows, NV, Water Authority, ROCs (Series 6078), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	9,300,000
		TOTAL	87,530,000
		New Jersey--4.6%
10,914,500		Carteret, NJ, 4.00% BANs, 10/25/2007	10,923,320
11,860,000	[3,4]	Delaware River Port Authority Revenue, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007	11,860,000
9,780,000		East Brunswick Township, NJ, 4.00% BANs, 5/9/2008	9,801,761
30,000,000		Essex, NJ, 4.50% BANs, 8/21/2007	30,014,275
19,100,000		Gloucester County, NJ, (Series A), 4.25% BANs, 10/19/2007	19,121,333
9,059,000		Harding Township, NJ, 4.375% BANs, 8/17/2007	9,061,891
9,000,000		Hazlet Township, NJ, 4.00% BANs, 8/1/2008	9,018,900
21,200,000		Lakewood Township, NJ, (Series 2007A), 4.00% BANs, 2/29/2008	21,235,313
7,746,700		Lawrence Township, NJ, 4.00% BANs, 7/25/2008	7,765,672
4,316,325		Marlboro Township, NJ, 4.00% BANs, 4/11/2008	4,326,716
8,795,000		New Jersey EDA, (Series 1998), Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New York LOC), 3.700%, 8/1/2007	8,795,000
16,820,000		New Jersey Health Care Facilities Financing Authority, (Series A-1), Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 3.590%, 8/2/2007	16,820,000
21,140,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 268), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007	21,140,000
30,665,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241), Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 3.650%, 8/2/2007	30,665,000
30,860,000		Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008	30,903,131
20,073,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	20,112,608
11,915,598		South Orange VIllage Township, NJ, 4.00% BANs, 4/23/2008	11,944,775
14,927,500		South River, NJ, 4.00% BANs, 12/4/2007	14,948,722
2,200,000		Springfield Township, NJ, 4.50% BANs, 8/17/2007	2,200,744
36,235,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007	36,235,000
13,320,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-380), 3.76% TOBs (United States Treasury COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007	13,320,000
17,000,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 3.670%, 8/2/2007	17,000,000
14,467,575		Vernon Township, NJ, 4.00% BANs, 1/11/2008	14,478,367
52,800,000		Woodbridge Township, NJ, 4.00% BANs, 7/3/2008	52,940,192
		TOTAL	424,632,720
		New York--5.1%
22,000,000		East Islip, NY, Union Free School District, 4.00% TANs, 7/11/2008	22,055,937
16,000,000		Lindenhurst, NY, Union Free School District, 4.00% TANs, 6/24/2008	16,041,384
11,300,000	[3,4]	Metropolitan Transportation Authority, NY, (Series 1662), Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007	11,300,000
21,100,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	21,100,000
178,850,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (Guaranteed) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.640%, 8/1/2007	178,850,000
6,500,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (Guaranteed) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.670%, 8/1/2007	6,500,000
11,300,000		New York City, NY, Municipal Water Finance Authority, (Fiscal 1993 Series C), Daily VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.640%, 8/1/2007	11,300,000
20,000,000		New York City, NY, Municipal Water Finance Authority, (Series 5), 3.70% CP, Mandatory Tender 8/8/2007	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$64,858,000	[3,4]	New York City, NY, Transitional Finance Authority, Floater Certificates (Series 2006-1665), Weekly VRDNs (TFA State/School Building Aid)/ (FGIC INS)/(Morgan Stanley LIQ), 3.650%, 8/2/2007	$64,858,000
2,580,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A), Weekly VRDNs (Landesbank Hessen-Thueringen (Guaranteed) LIQ), 3.600%, 8/1/2007	2,580,000
7,980,000		New York City, NY, (Fiscal 2006 Series H-2), Daily VRDNs (Dexia Credit Local LOC), 3.640%, 8/1/2007	7,980,000
12,330,000	[3,4]	New York City, NY, (PT-3844), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 8/2/2007	12,330,000
30,000,000	[3,4]	New York City, NY, ROCs (Series 251), Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 3.680%, 8/2/2007	30,000,000
10,360,000	[3,4]	New York State Thruway Authority, ROCs (Series 562), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank N.A., New York LIQ), 3.660%, 8/2/2007	10,360,000
18,410,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007	18,410,000
27,135,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 3.650%, 8/2/2007	27,135,000
15,625,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.560%, 8/1/2007	15,625,000
		TOTAL	476,425,321
		North Carolina--0.3%
13,000,000		Charlotte, NC, Water & Sewer System, 3.65% CP (DePfa Bank PLC LIQ), Mandatory Tender 11/1/2007	13,000,000
10,000,000		Union County, NC, 3.73% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 12/4/2007	10,000,000
1,250,000	[3,4]	University of North Carolina, (PT-3999), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	1,250,000
		TOTAL	24,250,000
		Ohio--3.1%
8,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.640%, 8/2/2007	8,500,000
1,130,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank LOC), 3.740%, 8/2/2007	1,130,000
4,425,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC), 3.640%, 8/2/2007	4,425,000
10,330,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.660%, 8/2/2007	10,330,000
3,275,000	[3,4]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	3,275,000
2,260,000	[3,4]	Cincinnati City School District, OH, ROCs (Series 9033), Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	2,260,000
4,015,000	[3,4]	Cleveland, OH, Waterworks, MERLOTS (Series 2001-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	4,015,000
4,150,000		Cleveland-Cuyahoga County, OH, Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.630%, 8/2/2007	4,150,000
5,000,000		Cuyahoga County, OH, Health Care Facilities, (Series 2006), Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 3.640%, 8/2/2007	5,000,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 3.640%, 8/2/2007	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 3.640%, 8/2/2007	3,900,000
4,655,000		Cuyahoga, OH, Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ), 3.640%, 8/2/2007	4,655,000
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.680%, 8/2/2007	1,250,000
7,485,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007	7,485,000
3,070,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 3.660%, 8/2/2007	3,070,000
2,846,000		Euclid, OH, 4.00% BANs, 5/29/2008	2,851,651
2,900,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 3.630%, 8/2/2007	2,900,000
7,250,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 3.640%, 8/2/2007	7,250,000
6,085,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/2/2007	6,085,000
12,000,000		Franklin County, OH, Health Care Facilities, (Series 2006A), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Radian Asset Assurance INS)/(National City Bank LIQ), 3.650%, 8/2/2007	12,000,000
3,075,000		Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.640%, 8/2/2007	3,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$28,800,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.670%, 8/2/2007	$28,800,000
10,000,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.670%, 8/2/2007	10,000,000
8,298,230		Huber Heights, OH, 4.00% BANs, 3/12/2008	8,314,374
6,390,000		Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank LOC), 3.640%, 8/2/2007	6,390,000
12,300,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.690%, 8/1/2007	12,300,000
9,260,000		Lima, OH, 4.06% BANs, 5/1/2008	9,282,036
6,450,000		Lorain County, OH, EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 3.850%, 8/2/2007	6,450,000
4,350,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.830%, 8/2/2007	4,350,000
4,740,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.830%, 8/2/2007	4,740,000
7,400,000		Lucas County, OH, IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.710%, 8/2/2007	7,400,000
11,200,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/2/2007	11,200,000
5,710,000		Madison County, OH, (Series 2005), Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 3.640%, 8/2/2007	5,710,000
1,140,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.810%, 8/2/2007	1,140,000
7,608,200		Maumee, OH, 4.00% BANs, 2/1/2008	7,617,795
2,350,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/1/2007	2,350,000
6,495,000	[3,4]	Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007	6,495,000
930,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.630%, 8/2/2007	930,000
5,695,000	[3,4]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	5,695,000
1,080,000	[3,4]	Ohio State, P-Floats (Series EC-1073), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	1,080,000
2,310,000	[3,4]	Ohio State, P-Floats (Series EC-1074), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	2,310,000
1,300,000		Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 3.630%, 8/2/2007	1,300,000
4,000,000		Richland County, OH, (Series C), 4.50% BANs, 7/30/2008	4,027,644
4,655,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC), 3.790%, 8/2/2007	4,655,000
5,385,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.670%, 8/2/2007	5,385,000
1,885,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 3.850%, 8/2/2007	1,885,000
5,185,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 3.640%, 8/2/2007	5,185,000
4,900,000		Trumbull County, OH, Sewer District, 4.00% BANs, 3/27/2008	4,911,421
3,595,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/2/2007	3,595,000
780,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/2/2007	780,000
6,665,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 3.690%, 8/2/2007	6,665,000
		TOTAL	283,549,921
		Oklahoma--0.3%
1,900,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 3.710%, 8/2/2007	1,900,000
7,075,000		Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 3.640%, 8/2/2007	7,075,000
6,800,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	6,800,000
7,885,000		Payne County, OK, EDA, (Series 2005), Weekly VRDNs (OSUF Phase III Student Housing LLC)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.640%, 8/2/2007	7,885,000
3,000,000	[3,4]	Tulsa, OK, International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	3,000,000
		TOTAL	26,660,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oregon--0.2%
$90,000		Oregon State, Veteran's Welfare Bonds (Series 73G), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.630%, 8/1/2007	$90,000
9,675,000		Oregon State, Veterans' Welfare Bonds (Series 85), Daily VRDNs (Dexia Credit Local LIQ), 3.700%, 8/1/2007	9,675,000
6,500,000		Portland, OR, EDR Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.640%, 8/2/2007	6,500,000
3,560,000	[3,4]	Portland, OR, Sewer System, PUTTERs (Series 1343), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	3,560,000
		TOTAL	19,825,000
		Pennsylvania--4.8%
6,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 8/2/2007	6,000,000
12,205,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2007-47), Weekly VRDNs (Lancaster, PA)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 8/2/2007	12,205,000
4,710,000		Allegheny County, PA, HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007	4,710,000
2,495,000		Allegheny County, PA, HDA, (Series A of 2004), 3.70% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2008	2,495,000
6,845,000		Allegheny County, PA, HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 8/2/2007	6,845,000
1,500,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 3.640%, 8/2/2007	1,500,000
2,550,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 3.640%, 8/2/2007	2,550,000
9,000,000		Allegheny County, PA, IDA, (Series 2005), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.650%, 8/2/2007	9,000,000
3,015,000		Allegheny County, PA, IDA, (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank LOC), 3.690%, 8/2/2007	3,015,000
5,500,000		Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 3.640%, 8/2/2007	5,500,000
5,000,000		Allegheny County, PA, IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.650%, 8/2/2007	5,000,000
10,000,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 3.640%, 8/1/2007	10,000,000
3,800,000		Bermudian Springs, PA, School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.630%, 8/2/2007	3,800,000
9,000,000		Bucks County, PA, IDA, (Series 2007A), Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 3.650%, 8/2/2007	9,000,000
5,455,000		Bucks County, PA, IDA, (Series 2007B), Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 3.650%, 8/2/2007	5,455,000
980,000		Butler County, PA, IDA, (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.640%, 8/2/2007	980,000
1,350,000		Butler County, PA, IDA, (Series A of 2004), Weekly VRDNs (Concordia Lutheran Ministries)/(Bank of America N.A. LOC), 3.610%, 8/2/2007	1,350,000
3,765,000		Central Bucks, PA, School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.660%, 8/2/2007	3,765,000
10,740,000		Chester County, PA, IDA, (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 3.660%, 8/1/2007	10,740,000
8,400,000		Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 3.640%, 8/2/2007	8,400,000
5,000,000	[3,4]	Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%, 8/1/2007	5,000,000
4,510,000	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	4,510,000
6,000,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank NV LOC), 3.630%, 8/2/2007	6,000,000
3,180,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.630%, 8/2/2007	3,180,000
7,500,000		Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 3.630%, 8/2/2007	7,500,000
16,450,000		Dauphin County, PA, General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 8/2/2007	16,450,000
9,800,000		Dauphin County, PA, IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.640%, 8/3/2007	9,800,000
13,945,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, (Series 5005 BBT), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.660%, 8/2/2007	13,945,000
4,555,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	4,555,000
6,435,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.720%, 8/2/2007	6,435,000
8,440,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 8/2/2007	8,440,000
27,830,000		Erie, PA, Water Authority, (Series 2006), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.600%, 8/2/2007	27,830,000
7,000,000		Franklin County, PA, IDA, (Series of 2006), Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 3.640%, 8/2/2007	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$9,400,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/2/2007	$9,400,000
7,400,000		Lancaster, PA Municipal Authority, (Series C of 2006), Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 3.670%, 8/1/2007	7,400,000
2,844,000		Lawrence County, PA, IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC), 3.650%, 8/2/2007	2,844,000
5,295,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 3.640%, 8/2/2007	5,295,000
10,700,000	[3,4]	Lehigh County, PA, General Purpose Authority, ROC (Series 862CE), Weekly VRDNs (St. Lukes Hospital of Bethlehem)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.670%, 8/2/2007	10,700,000
6,495,000		Lehigh County, PA, General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.670%, 8/2/2007	6,495,000
700,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 3.640%, 8/2/2007	700,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen (Guaranteed) LOC), 3.610%, 8/2/2007	3,000,000
6,800,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 3.640%, 8/2/2007	6,800,000
9,600,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/2/2007	9,600,000
6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.640%, 8/2/2007	6,000,000
6,945,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	6,945,000
6,050,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), Weekly VRDNs (Washington & Jefferson College)/(National City Bank LOC), 3.640%, 8/2/2007	6,050,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 3.610%, 8/2/2007	1,000,000
3,400,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 3.640%, 8/2/2007	3,400,000
2,980,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	2,980,000
69,890,000		Philadelphia, PA, Water & Wastewater System, (Series 2003), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.610%, 8/1/2007	69,890,000
22,415,000	[3,4]	Philadelphia, PA, Water & Wastewater System, MuniTOPs (Series 2007-44), Weekly VRDNs (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	22,415,000
15,075,000	[3,4]	Philadelphia, PA, Water & Wastewater System, MuniTOPs (Series 2007-49), Weekly VRDNs (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	15,075,000
3,815,000	[3,4]	Scranton-Lackawanna, PA, Health & Welfare Authority, MERLOTS (Series 2002-A18), Weekly VRDNs (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	3,815,000
7,400,000		Southcentral PA, General Authority, (Series 2003), Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ), 3.660%, 8/2/2007	7,400,000
8,900,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007	8,900,000
		TOTAL	449,059,000
		Puerto Rico--0.3%
13,525,000	[3,4]	Puerto Rico Highway and Transportation Authority, (Series 5031 BBT), Weekly VRDNs (MBIA Insurance Corp. INS)/(Branch Banking & Trust Co. LIQ), 3.610%, 8/2/2007	13,525,000
17,830,000	[3,4]	Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.630%, 8/2/2007	17,830,000
		TOTAL	31,355,000
		Rhode Island--0.3%
15,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	15,039,781
11,000,000		Tiverton, RI, 4.25% BANs, 7/14/2008	11,050,402
5,000,000		Tiverton, RI, 4.35% BANs, 8/16/2007	5,001,388
		TOTAL	31,091,571
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--1.0%
$5,882,500	[3,4]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	$5,882,500
64,595,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005-A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	64,595,000
4,900,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	4,900,000
4,000,000		South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 3.660%, 8/2/2007	4,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006-B), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 3.640%, 8/2/2007	9,110,000
35,000	[3,4]	South Carolina Transportation Infrastructure Bank, (Series 2006-1359), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	35,000
		TOTAL	88,522,500
		South Dakota--0.0%
3,675,000		Rapid City, SD, Area School District No. 51-4, (Series 2007-A), 4.125% TANs, 5/20/2008	3,687,390
		Tennessee--2.5%
4,300,000		Blount County, TN, Public Building Authority, (Series 2006D-8-A), Daily VRDNs (Blount County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	4,300,000
8,600,000		Blount County, TN, Public Building Authority, (Series D-11-B), Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	8,600,000
3,500,000		Blount County, TN, Public Building Authority, (Series D-11-C), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	3,500,000
7,500,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D10-A), Daily VRDNs (Blount County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	7,500,000
9,975,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D10-B), Daily VRDNs (Roane, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	9,975,000
6,500,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D10-C), Daily VRDNs (Morristown, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	6,500,000
3,255,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D7-B), Daily VRDNs (Hawkins County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	3,255,000
6,400,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 3.750%, 8/2/2007	6,400,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 3.630%, 8/1/2007	4,100,000
17,265,000	[3,4]	Elizabethton, TN, Health & Educational Facilities Board, (MERLOTS 2000 GG), Weekly VRDNs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	17,265,000
8,860,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 3.640%, 8/2/2007	8,860,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC), 3.660%, 8/2/2007	8,450,000
400,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC), 3.630%, 8/1/2007	400,000
4,200,000		Sevier County, TN, Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/ (AMBAC INS)/(KBC Bank NV LIQ), 3.640%, 8/2/2007	4,200,000
2,345,000		Sevier County, TN, Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank NV LIQ), 3.640%, 8/2/2007	2,345,000
5,000,000		Sevier County, TN, Public Building Authority, (Series IV-F-2), Daily VRDNs (Cumberland County, TN IDB)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.720%, 8/1/2007	5,000,000
5,150,000		Sevier County, TN, Public Building Authority, (Series VI-F-2), Daily VRDNs (Warren County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	5,150,000
15,000,000		Sevier County, TN, Public Building Authority, (Series VI-I-1), Daily VRDNs (Sevier County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	15,000,000
8,000,000		Sevier County, TN, Public Building Authority, (Series VI-I-2), Daily VRDNs (Campbell County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.720%, 8/1/2007	8,000,000
8,715,000	[3,4]	Tennessee Energy Acquisition Corp., (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.670%, 8/2/2007	8,715,000
23,260,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3646), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	23,260,000
11,025,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3729), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	11,025,000
34,995,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3907), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	34,995,000
14,240,000	[3,4]	Tennessee Energy Acquisition Corp., CRVS Floaters (Series 2007-7), Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	14,240,000
11,945,000	[3,4]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/2/2007	11,945,000
		TOTAL	232,980,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--16.5%
$5,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(GTD by Texas Permanent School Fund Guarantee Program)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	$5,500,000
16,745,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(GTD by Texas Permanent School Fund Guarantee Program/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	16,745,000
24,470,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT), (Series 2005-8), Weekly VRDNs (North Texas Tollway Authority)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	24,470,000
12,430,000	[3,4]	Alamo, TX, Community College District, MuniTOPs (Series 2007-40), Weekly VRDNs (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	12,430,000
6,100,000	[3,4]	Austin, TX Electric Utility System, ROCs (Series 6080), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	6,100,000
13,605,000	[3,4]	Austin, TX, Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	13,605,000
6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	6,415,000
10,000,000	[3,4]	Austin, TX, MERLOTS (Series 2000-A26), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	10,000,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMCLOC), 3.660%, 8/2/2007	3,500,000
8,910,000	[3,4]	Brownsville, TX, ISD, (PT-3627), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	8,910,000
22,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT), (Series 2007-36), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(State Street Bank and Trust Co. LIQ), 3.670%, 8/2/2007	22,150,000
8,650,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 3.700%, 8/2/2007	8,650,000
11,815,000	[3,4]	Cypress-Fairbanks, TX, ISD, (PT-2858), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	11,815,000
6,155,000	[3,4]	Dallas, TX, Area Rapid Transit, PUTTERs (Series 1719), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	6,155,000
6,080,000	[3,4]	Dallas, TX, Area Rapid Transit, PUTTERs (Series 1732), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	6,080,000
17,785,000	[3,4]	Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ), 3.670%, 8/2/2007	17,785,000
4,255,000	[3,4]	Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	4,255,000
8,520,000	[3,4]	Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	8,520,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2007	400,000
13,345,000	[3,4]	Grapevine-Colleyville, TX, ISD, (PT-2766), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	13,345,000
9,280,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 3.660%, 8/2/2007	9,280,000
4,700,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2007	4,700,000
7,300,000		Harris County, TX, HFDC, (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/1/2007	7,300,000
6,700,000		Harris County, TX, HFDC, (Series 2006), Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 8/1/2007	6,700,000
308,000,000		Harris County, TX, HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 3.600%, 8/2/2007	308,000,000
76,980,000		Harris County, TX, HFDC, (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 3.690%, 8/1/2007	76,980,000
28,000,000	[3,4]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup, Inc. LIQ), 3.670%, 8/2/2007	28,000,000
8,745,000	[3,4]	Harris County, TX, P-Floats (Series EC-1105), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	8,745,000
12,000,000	[3,4]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	12,000,000
10,470,000	[3,4]	Houston, TX, Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	10,470,000
5,940,000	[3,4]	Houston, TX, Combined Utility System, Austin (Series BOA 1691), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007	5,940,000
2,700,000		Houston, TX, Higher Education Finance Corp., (Series 2000), Weekly VRDNs (Houston Baptist University Project)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2007	2,700,000
10,135,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 3.720%, 8/2/2007	10,135,000
4,860,000		Houston, TX, Higher Education Finance Corp., (Series 2003A), Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.850%, 8/1/2007	4,860,000
16,000,000	[3,4]	Houston, TX, ISD, (Series 1733), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	16,000,000
19,435,000	[3,4]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	19,435,000
10,995,000	[3,4]	Houston, TX, ISD, (PT-3968), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	10,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$5,960,000	[3,4]	Houston, TX, Water & Sewer System, (PT-4210), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.680%, 8/2/2007	$5,960,000
7,915,000	[3,4]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	7,915,000
8,950,000	[3,4]	Irving, TX, ISD, (PT-3954), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Wells Fargo & Co. LIQ), 3.670%, 8/2/2007	8,950,000
10,420,000	[3,4]	Irving, TX, ISD, Class A Certificates (Series 2006-273), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007	10,420,000
5,590,000	[3,4]	Judson, TX, ISD, P-Floats (Series EC-1033), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	5,590,000
9,080,000	[3,4]	Laredo, TX, ISD, (PT-2673), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	9,080,000
11,780,000	[3,4]	McAllen, TX, ISD, (PT-3082), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	11,780,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	8,560,000
12,300,000	[3,4]	North East, TX, ISD, (PT-3958), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Dexia Credit Local LIQ), 3.680%, 8/2/2007	12,300,000
970,000	[3,4]	North East, TX, ISD, PUTTERs (Series 390), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/2/2007	970,000
14,655,000	[3,4]	North Texas Municipal Water District, (ROCs 6074), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	14,655,000
41,705,000		North Texas Tollway Authority, Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.610%, 8/1/2007	41,705,000
46,850,000	[3,4]	North Texas Tollway Authority, Trust Receipts (Series 2006 FR/RI-P97), Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.670%, 8/1/2007	46,850,000
5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	5,400,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	5,850,000
80,435,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	80,435,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	7,935,000
3,665,000	[3,4]	San Antonio, TX, ROCs (Series 6003), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	3,665,000
16,800,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1450), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	16,800,000
202,345,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1462), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	202,345,000
107,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1476), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	107,000,000
15,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1496), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	15,000,000
9,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3788), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	9,000,000
11,765,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, MERLOTS (Series 2007-C7), Daily VRDNs (Bank of New York LIQ), 3.690%, 8/1/2007	11,765,000
65,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/2/2007	65,000,000
6,780,000	[3,4]	Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	6,780,000
8,830,000	[3,4]	Texas State Transportation Commission, Class A Certificates (Series 2007-302), Weekly VRDNs (Texas State)/(Bear Stearns Cos., Inc. LIQ), 3.660%, 8/2/2007	8,830,000
13,590,000	[3,4]	Texas State Transportation Commission, P-Floats (Series EC-1114), Weekly VRDNs (Texas State)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	13,590,000
6,495,000	[3,4]	Texas State Transportation Commission, ROCs (Series 4083), Weekly VRDNs (Texas State)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	6,495,000
8,110,000	[3,4]	Texas State University System, (PT-3473), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	8,110,000
20,500,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	20,512,397
6,000,000	[3,4]	Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.670%, 8/2/2007	6,000,000
		TOTAL	1,534,317,397
		Utah--1.5%
35,950,000		Murray City, UT, (Series 2003D), Daily VRDNs (IHC Health Services, Inc.), 3.700%, 8/1/2007	35,950,000
21,785,000		Murray City, Utah Hospital Revenue, (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 8/1/2007	21,785,000
32,965,000		Murray City, Utah Hospital Revenue, (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 8/1/2007	32,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Utah--continued
$47,500,000	[3,4]	Riverton, UT, Hospital Revenue Authority, PUTTERs (Series 1762), Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 3.670%, 8/2/2007	$47,500,000
4,000,000	[3,4]	Utah State Transit Authority, GS Trust (Series 2007-632), Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.680%, 8/2/2007	4,000,000
		TOTAL	142,200,000
		Virginia--1.1%
2,000,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 3.630%, 8/1/2007	2,000,000
8,875,000		Alexandria, VA, IDA, (Series 2006), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.650%, 8/2/2007	8,875,000
17,430,000		Fairfax County, VA, IDA, (Series 2005A-1), Weekly VRDNs (Inova Health System), 3.600%, 8/1/2007	17,430,000
15,000,000		Fairfax County, VA, IDA, (Series 2005C-1), Weekly VRDNs (Inova Health System), 3.600%, 8/1/2007	15,000,000
16,800,000	[3,4]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	16,800,000
3,400,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 3.760%, 8/1/2007	3,400,000
6,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005), Weekly VRDNs (Old Dominion University Real Estate Foundation Student Housing LLC)/(CDC IXIS Financial Guaranty N.A. INS)/(Bank of America N.A. LIQ), 3.620%, 8/2/2007	6,000,000
500,000		Virginia Beach, VA, Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 3.630%, 8/1/2007	500,000
1,220,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007	1,220,000
15,000,000	[3,4]	Virginia State, P-Floats (Series EC-1065), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	15,000,000
16,000,000	[3,4]	Virginia State, P-Floats (Series EC-1070), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	16,000,000
		TOTAL	102,225,000
		Washington--2.3%
8,680,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	8,680,000
4,170,000	[3,4]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	4,170,000
8,030,000	[3,4]	Clark County, WA School District No. 119 Battleground, (PT-2786), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	8,030,000
8,500,000	[3,4]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.680%, 8/2/2007	8,500,000
5,160,000	[3,4]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	5,160,000
5,157,000	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.680%, 8/2/2007	5,157,000
10,705,000	[3,4]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	10,705,000
17,700,000	[3,4]	King County, WA, Sewer System, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	17,700,000
25,200,000		King County, WA, (2006 Series A), 4.00% BANs, 11/1/2007	25,227,567
20,710,000	[3,4]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.680%, 8/1/2007	20,710,000
5,260,000	[3,4]	Seattle, WA, Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	5,260,000
7,390,000	[3,4]	Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	7,390,000
3,435,000	[3,4]	Spokane, WA, School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007	3,435,000
5,000,000	[3,4]	Washington Health Care Facilities Authority, ROCs (Series 510CE), Weekly VRDNs (Overlake Hospital Medical Center)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.670%, 8/2/2007	5,000,000
9,000,000		Washington State Higher Education Facilities Authority, (Series 2007), Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 3.670%, 8/2/2007	9,000,000
6,380,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 3.650%, 8/2/2007	6,380,000
34,860,000	[3,4]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.660%, 8/2/2007	34,860,000
8,690,000	[3,4]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	8,690,000
5,635,000	[3,4]	Washington State, P-Floats (Series EC-1116), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	5,635,000
5,170,000	[3,4]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.680%, 8/2/2007	5,170,000
3,757,500	[3,4]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.680%, 8/2/2007	3,757,500
		TOTAL	208,617,067
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		West Virginia--0.1%
$5,800,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 3.810%, 8/2/2007	$5,800,000
1,300,000	[3,4]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	1,300,000
		TOTAL	7,100,000
		Wisconsin--2.3%
17,375,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	17,375,000
5,000,000		Chippewa Falls WI, Unified School District, 4.00% TRANs, 9/28/2007	5,002,995
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.700%, 8/2/2007	22,000,000
12,100,000		Eau Claire, WI, Area School District, 4.00% TRANs, 8/24/2007	12,103,030
6,700,000		Elmbrook, WI, School District, 4.10% TRANs, 8/29/2007	6,702,338
19,000,000		Green Bay, WI, Area Public School District, 4.00% TRANs, 8/24/2007	19,004,786
3,750,000		Howard-Suamico, WI, School District, 4.00% TRANs, 8/23/2007	3,750,791
4,500,000		Kettle Moraine, WI, School District, 4.25% TRANs, 9/4/2007	4,502,508
51,000,000		Milwaukee, WI, (Series 2006 M7), 4.50% RANs (Milwaukee, WI Public Schools), 8/30/2007	51,035,966
4,750,000		New Richmond, WI, School District, 4.125% BANs, 6/6/2008	4,756,857
5,000,000		Stevens Point, WI, Area Public School District, 4.00% TRANs, 10/15/2007	5,003,381
7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	7,000,000
5,000,000		Waukesha, WI, School District, (Series 2006), 4.50% TRANs, 8/22/2007	5,002,497
13,000,000	[3,4]	West Allis, WI, (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	13,000,000
5,000,000		West Allis-West Milwaukee, WI School District, 4.00% TRANs, 9/24/2007	5,002,429
5,810,000	[3,4]	Wisconsin State HEFA, (MT-339), Weekly VRDNs (Wheaton Franciscan HealthCare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007	5,810,000
1,040,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.640%, 8/2/2007	1,040,000
21,590,000	[3,4]	Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007	21,590,000
6,830,000	[3,4]	Wisconsin State Transportation, (PT-3929), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	6,830,000
		TOTAL	216,512,578
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wyoming--0.1%
$3,590,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 8/1/2007	$3,590,000
4,800,000		Lincoln County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 8/1/2007	4,800,000
		TOTAL	8,390,000
		TOTAL MUNICIPAL INVESTMENTS--104.2% (AT AMORTIZED COST) [5]	9,686,423,713
		OTHER ASSETS AND LIABILITIES - NET--(4.2)%	(387,857,164)
		TOTAL NET ASSETS--100%	$9,298,566,549
At July 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $4,811,828,612, which represented 51.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $4,811,828,612, which represented 51.7% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Financial Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.0%
8-30 Days	0.0%
31-90 Days	0.9%
91-180 Days	0.0%
181 Days or more	3.3%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.2%
$300,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $300,042,583 on 8/1/2007. The market value of the underlying securities at the end of the period was $306,043,965.	$300,000,000
577,595,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	577,595,000
500,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $500,070,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,072,519.	500,000,000
500,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2012 for $500,070,972 on 8/1/2007. The market value of the underlying securities at the end of the period was $512,125,818.	500,000,000
500,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $500,070,972 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,323,409.	500,000,000
1,034,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.10%, dated 7/31/2007 under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $1,350,191,250 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,377,195,076.	1,034,000,000
684,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 6/30/2009 for $1,000,142,222 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,005,420.	684,000,000
196,000,000		Interest in $200,000,000 joint repurchase agreement 5.01%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $200,027,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,028,708.	196,000,000
500,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2026 for $500,070,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,072,927.	500,000,000
1,000,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,000,141,944 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,144,810.	1,000,000,000
750,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2024 for $750,106,250 on 8/1/2007. The market value of the underlying securities at the end of the period was $765,109,123.	750,000,000
925,000,000		Repurchase agreement 5.05%, dated 7/31/2007 under which Goldman Sachs and Co. will repurchase U.S. Treasury securities with various maturities to 4/15/2011 for $925,129,757 on 8/1/2007. The market value of the underlying securities at the end of the period was $943,632,658.	925,000,000
1,184,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,500,213,333 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,530,004,398.	1,184,000,000
300,000,000		Repurchase agreement 5.15%, dated 7/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $300,042,917 on 8/1/2007. The market value of the underlying securities at the end of the period was $306,002,347.	300,000,000
200,000,000		Repurchase agreement 5.12%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 7/31/2012 for $200,028,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,000,361.	200,000,000
1,534,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,002,191.	1,534,000,000
500,000,000		Repurchase agreement 5.05%, dated 7/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $500,070,139 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,001,016.	500,000,000
450,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/28/2011 for $450,063,875 on 8/1/2007. The market value of the underlying securities at the end of the period was $459,065,296.	450,000,000
400,000,000		Repurchase agreement 5.12%, dated 7/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2016 for $400,056,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $408,058,928.	400,000,000
1,000,000,000		Repurchase agreement 5.13%, dated 7/31/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $1,000,142,500 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,202,406.	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--100.2%
$135,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $157,901,833 on 9/19/2007. The market value of the underlying security at the end of the period was $160,211,790.	$135,000,000
170,000,000		Interest in $174,000,000 joint repurchase agreement 5.01%, dated 7/31/2007 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 2/15/2019 for $174,024,215 on 8/1/2007. The market value of the underlying security at the end of the period was $177,484,777.	170,000,000
1,250,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,000,243.	1,250,000,000
179,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,904,641.	179,000,000
177,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,843,218.	177,000,000
140,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $166,022,422.	140,000,000
84,500,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2014 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,953,909.	84,500,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [2]	15,170,095,000
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(26,866,249)
		TOTAL NET ASSETS--100%	$15,143,228,751

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2007

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$12,037,056,000	$--	$--
Investments in securities	2,045,538,593	4,210,838,242	6,240,943,911
Total investments in securities, at amortized cost and value	14,082,594,593	4,210,838,242	6,240,943,911
Cash	936,124	--	2,920,691
Income receivable	33,486,970	11,862,411	35,077,000
Receivable for investments sold	--	--	18,205,000
Receivable for shares sold	2,224,549	1,147,109	180,285
TOTAL ASSETS	14,119,242,236	4,223,847,762	6,297,326,887
Liabilities:
Payable for investments purchased	2,000,000	--	357,846,473
Payable for shares redeemed	1,714,322	4,617	765,388
Payable to bank	--	236,719	--
Payable for Directors'/Trustees' fees	--	--	1,404
Payable for distribution services fee (Note 5)	59,381	--	--
Payable for shareholder services fee (Note 5)	774,645	279,479	269,336
Income distribution payable	27,029,110	11,979,163	1,825,848
Accrued expenses	447,231	243,191	193,160
TOTAL LIABILITIES	32,024,689	12,743,169	360,901,609
TOTAL NET ASSETS	$14,087,217,547	$4,211,104,593	$5,936,425,278
Net Assets Consist of:
Paid-in capital	$14,087,208,917	$4,211,084,574	$5,936,254,417
Accumulated net realized gain on investments	--	--	171,355
Undistributed (distributions in excess of) net investment income	8,630	20,019	(494)
TOTAL NET ASSETS	$14,087,217,547	$4,211,104,593	$5,936,425,278
Net Assets:
Institutional Shares	$8,943,041,898	$2,062,328,419	$4,067,287,967
Institutional Service Shares	4,267,270,950	2,148,776,174	856,703,933
Institutional Capital Shares	637,490,581	--	1,012,433,378
Trust Shares	239,414,118	--	--
TOTAL NET ASSETS	$14,087,217,547	$4,211,104,593	$5,936,425,278
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	8,943,199,035	2,062,271,783	4,066,769,381
Institutional Service Shares	4,267,379,061	2,148,803,414	856,883,298
Institutional Capital Shares	637,485,311	--	1,012,601,737
Trust Shares	239,145,518	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2007

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Assets:
Investments in repurchase agreements	$159,329,000	$109,186,000	$303,533,000
Investments in securities	8,324,150,182	4,359,010,034	23,164,693,210
Total investments in securities, at amortized cost and value	8,483,479,182	4,468,196,034	23,468,226,210
Cash	--	--	414,114
Income receivable	41,470,881	19,997,959	102,112,080
Receivable for shares sold	8,164,056	1,046,193	8,450,833
TOTAL ASSETS	8,533,114,119	4,489,240,186	23,579,203,237
Liabilities:
Payable for investments purchased	187,987,400	53,489,600	527,659,584
Payable for shares redeemed	2,269,384	35,833	3,581,191
Payable to bank	1,458,052	3,000	--
Payable for Directors'/Trustees' fees	6,005	459	--
Payable for distribution services fee (Note 5)	--	--	75,407
Payable for shareholder services fee (Note 5)	421,413	418,847	1,189,887
Income distribution payable	15,552,149	1,500,729	62,323,910
Accrued expenses	199,568	149,867	541,286
TOTAL LIABILITIES	207,893,971	55,598,335	595,371,265
TOTAL NET ASSETS	$8,325,220,148	$4,433,641,851	$22,983,831,972
Net Assets Consist of:
Paid-in capital	$8,325,267,056	$4,433,647,401	$22,983,963,039
Distributions in excess of net investment income	(46,908)	(5,550)	(131,067)
TOTAL NET ASSETS	$8,325,220,148	$4,433,641,851	$22,983,831,972
Net Assets:
Institutional Shares	$5,428,995,837	$1,681,580,509	$16,469,931,424
Institutional Service Shares	1,913,629,820	1,571,872,180	6,207,517,155
Institutional Capital Shares	982,594,491	1,180,189,162	--
Trust Shares	--	--	306,383,393
TOTAL NET ASSETS	$8,325,220,148	$4,433,641,851	$22,983,831,972
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,428,826,595	1,681,421,304	16,470,186,397
Institutional Service Shares	1,914,036,845	1,571,932,838	6,207,372,876
Institutional Capital Shares	982,423,373	1,180,293,259	--
Trust Shares	--	--	306,403,278
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	--
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2007

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$248,592,000	$--	$15,170,095,000
Investments in securities	14,729,720,611	9,686,423,713	--
Total investments in securities, at amortized cost and value	14,978,312,611	9,686,423,713	15,170,095,000
Cash	94,162	4,086,336	829,999
Income receivable	63,111,821	63,596,626	17,048,306
Receivable for investments sold	--	8,985,000	--
Receivable for shares sold	33,270,273	521,643	168,571
TOTAL ASSETS	15,074,788,867	9,763,613,318	15,188,141,876
Liabilities:
Payable for investments purchased	182,486,550	450,078,900	--
Payable for shares redeemed	37,757,239	1,756,614	--
Payable for Directors'/Trustees' fees	6,654	--	--
Payable for distribution services fee (Note 5)	--	--	249,252
Payable for shareholder services fee (Note 5)	653,917	525,078	1,161,606
Income distribution payable	13,399,091	12,553,928	42,935,009
Accrued expenses	294,626	132,249	567,258
TOTAL LIABILITIES	234,598,077	465,046,769	44,913,125
TOTAL NET ASSETS	$14,840,190,790	$9,298,566,549	$15,143,228,751
Net Assets Consist of:
Paid-in capital	$14,840,183,832	$9,298,288,029	$15,143,300,367
Accumulated net realized gain on investments	--	263,882	--
Undistributed (distributions in excess of) net investment income	6,958	14,638	(71,616)
TOTAL NET ASSETS	$14,840,190,790	$9,298,566,549	$15,143,228,751
Net Assets:
Institutional Shares	$10,023,081,884	$6,652,945,027	$6,723,409,332
Institutional Service Shares	2,282,934,459	2,645,621,522	6,123,403,042
Institutional Capital Shares	2,534,174,447	--	1,138,133,234
Trust Shares	--	--	1,158,283,143
TOTAL NET ASSETS	$14,840,190,790	$9,298,566,549	$15,143,228,751
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	10,022,844,780	6,653,051,440	6,723,085,091
Institutional Service Shares	2,283,028,931	2,645,256,072	6,123,797,046
Institutional Capital Shares	2,534,310,121	--	1,137,948,834
Trust Shares	--	--	1,158,468,586
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2007

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$646,160,392	$201,801,310	$223,779,408
Expenses:
Investment adviser fee (Note 5)	24,180,835	7,671,779	12,192,870
Administrative personnel and services fee (Note 5)	9,586,766	3,041,719	4,834,296
Custodian fees	482,427	146,747	237,784
Transfer and dividend disbursing agent fees and expenses	383,595	73,915	397,253
Directors'/Trustees' fees	101,637	34,327	57,009
Auditing fees	19,506	22,579	19,507
Legal fees	12,471	10,856	22,513
Portfolio accounting fees	197,080	172,908	186,700
Distribution services fee--Trust Shares (Note 5)	561,879	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	8,430,084	3,222,689	1,799,148
Shareholder services fee--Institutional Capital Shares (Note 5)	390,752	--	1,074,308
Account administration fee--Institutional Service Shares	1,144,028	1,884,314	128,257
Account administration fee--Institutional Capital Shares	91,448	--	--
Account administration fee--Trust Shares	532,179	--	--
Share registration costs	267,418	65,950	140,228
Printing and postage	113,404	26,578	61,005
Insurance premiums	61,126	24,189	36,539
Miscellaneous	50,776	27,495	21,302
TOTAL EXPENSES	46,607,411	16,426,045	21,208,719
Waivers (Note 5):
Waiver of investment adviser fee	(10,310,349)	(3,340,738)	(6,746,239)
Waiver of administrative personnel and services fee	(373,868)	(118,771)	(188,813)
TOTAL WAIVERS	(10,684,217)	(3,459,509)	(6,935,052)
Net expenses	35,923,194	12,966,536	14,273,667
Net investment income	$610,237,198	$188,834,774	$209,505,741
Net realized gain on investments	--	--	301,024
Change in net assets resulting from operations	$610,237,198	$188,834,774	$209,806,765

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2007

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Investment Income:
Interest	$462,838,074	$217,244,867	$1,190,511,541
Expenses:
Investment adviser fee (Note 5)	17,204,317	8,045,137	44,202,351
Administrative personnel and services fee (Note 5)	6,820,813	3,189,914	17,528,144
Custodian fees	340,215	215,489	925,666
Transfer and dividend disbursing agent fees and expenses	273,398	686,262	329,268
Directors'/Trustees' fees	100,053	36,750	230,902
Auditing fees	19,507	22,312	19,507
Legal fees	11,890	12,280	15,372
Portfolio accounting fees	185,068	185,140	185,074
Distribution services fee--Trust Shares (Note 5)	--	--	472,580
Shareholder services fee--Institutional Service Shares (Note 5)	3,851,849	3,248,904	13,778,396
Shareholder services fee--Institutional Capital Shares (Note 5)	777,754	920,015	--
Account administration fee--Institutional Service Shares	334,075	9,630	2,051,816
Account administration fee--Institutional Capital Shares	91,569	1,185	--
Account administration fee--Trust Shares	--	--	471,712
Share registration costs	153,599	213,865	151,926
Printing and postage	61,086	23,420	108,995
Insurance premiums	41,053	26,122	108,526
Miscellaneous	50,121	19,379	81,954
TOTAL EXPENSES	30,316,367	16,855,804	80,662,189
Waivers (Note 5):
Waiver of investment adviser fee	(9,092,501)	(5,712,987)	(17,921,315)
Waiver of administrative personnel and services fee	(265,968)	(124,717)	(687,048)
TOTAL WAIVERS	(9,358,469)	(5,837,704)	(18,608,363)
Net expenses	20,957,898	11,018,100	62,053,826
Net investment income	$441,880,176	$206,226,767	$1,128,457,715

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2007

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$661,419,186	$329,184,951	$750,934,763
Expenses:
Investment adviser fee (Note 5)	24,448,837	18,005,316	28,617,753
Administrative personnel and services fee (Note 5)	9,691,118	7,138,485	11,347,952
Custodian fees	515,014	333,701	582,611
Transfer and dividend disbursing agent fees and expenses	298,624	139,458	147,964
Directors'/Trustees' fees	101,436	77,912	123,919
Auditing fees	19,508	19,508	19,507
Legal fees	12,005	39,944	13,625
Portfolio accounting fees	184,783	174,700	197,072
Distribution services fee--Trust Shares (Note 5)	--	--	2,355,349
Shareholder services fee--Institutional Service Shares (Note 5)	4,894,255	5,947,881	12,517,111
Shareholder services fee--Institutional Capital Shares (Note 5)	1,827,477	--	1,001,729
Account administration fee--Institutional Service Shares	82,152	457,009	1,489,318
Account administration fee--Institutional Capital Shares	7,495	--	34,449
Account administration fee--Trust Shares	--	--	2,271,209
Share registration costs	285,675	130,771	76,237
Printing and postage	63,735	34,938	47,300
Insurance premiums	56,479	45,263	76,398
Miscellaneous	34,630	51,112	58,440
TOTAL EXPENSES	42,523,223	32,595,998	60,977,943
Waivers (Note 5):
Waiver of investment adviser fee	(13,957,682)	(7,467,974)	(11,545,875)
Waiver of administrative personnel and services fee	(376,111)	(278,460)	(444,589)
TOTAL WAIVERS	(14,333,793)	(7,746,434)	(11,990,464)
Net expenses	28,189,430	24,849,564	48,987,479
Net investment income	$633,229,756	$304,335,387	$701,947,284
Net realized gain on investments	--	666,551	--
Change in net assets resulting from operations	$633,229,756	$305,001,938	$701,947,284

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
Year Ended July 31	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$610,237,198	$397,053,749	$188,834,774	$133,282,406
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(388,506,266)	(256,450,437)	(90,518,570)	(56,310,426)
Institutional Service Shares	(187,401,781)	(122,791,609)	(98,323,055)	(76,961,103)
Institutional Capital Shares	(24,246,736)	(14,901,586)	--	--
Trust Shares	(10,180,185)	(2,835,807)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(610,334,968)	(396,979,439)	(188,841,625)	(133,271,529)
Share Transactions:
Proceeds from sale of shares	100,219,379,000	121,622,215,277	12,530,659,254	11,799,039,407
Proceeds from shares issued in connection with the tax-free transfer of assets from Trust for Government Cash Reserves	--	--	--	84,754,065
Net asset value of shares issued to shareholders in payment of distributions declared	316,591,643	214,926,107	49,328,145	31,940,046
Cost of shares redeemed	(97,043,441,744)	(120,077,728,527)	(11,935,848,732)	(11,352,758,580)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,492,528,899	1,759,412,857	644,138,667	562,974,938
Change in net assets	3,492,431,129	1,759,487,167	644,131,816	562,985,815
Net Assets:
Beginning of period	10,594,786,418	8,835,299,251	3,566,972,777	3,003,986,962
End of period	$14,087,217,547	$10,594,786,418	$4,211,104,593	$3,566,972,777
Undistributed net investment income	$8,630	$106,400	$20,019	$26,870

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$209,505,741	$146,978,865	$441,880,176	$387,173,238
Net realized gain (loss) on investments	301,024	(101,081)	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	209,806,765	146,877,784	441,880,176	387,173,238
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(147,483,093)	(101,730,945)	(314,317,407)	(282,500,044)
Institutional Service Shares	(25,286,569)	(16,628,052)	(83,203,767)	(67,668,841)
Institutional Capital Shares	(36,731,978)	(28,618,336)	(44,379,641)	(37,023,256)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(209,501,640)	(146,977,333)	(441,900,815)	(387,192,141)
Share Transactions:
Proceeds from sale of shares	52,852,336,621	52,382,943,955	69,936,215,108	85,644,582,220
Net asset value of shares issued to shareholders in payment of distributions declared	178,676,397	121,331,427	241,441,642	210,361,380
Cost of shares redeemed	(52,088,434,561)	(52,255,060,210)	(69,136,659,039)	(86,734,626,374)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	942,578,457	249,215,172	1,040,997,711	(879,682,774)
Change in net assets	942,883,582	249,115,623	1,040,977,072	(879,701,677)
Net Assets:
Beginning of period	4,993,541,696	4,744,426,073	7,284,243,076	8,163,944,753
End of period	$5,936,425,278	$4,993,541,696	$8,325,220,148	$7,284,243,076
Distributions in excess of net investment income	$(494)	$(4,595)	$(46,908)	$(26,269)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Management Obligations Fund		Prime Obligations Fund
Year Ended July 31	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$206,226,767	$147,640,466	$1,128,457,715	$904,113,642
Net realized gain on investments	--	--	--	19,446
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	206,226,767	147,640,466	1,128,457,715	904,133,088
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(93,924,771)	(74,352,557)	(805,820,628)	(684,227,011)
Institutional Service Shares	(65,080,398)	(38,571,323)	(313,844,937)	(218,509,885)
Institutional Capital Shares	(47,248,040)	(34,589,344)	--	--
Trust Shares	--	--	(8,891,098)	(1,780,728)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(206,253,209)	(147,513,224)	(1,128,556,663)	(904,517,624)
Share Transactions:
Proceeds from sale of shares	17,524,365,987	26,136,821,666	245,101,417,058	239,640,314,040
Net asset value of shares issued to shareholders in payment of distributions declared	185,678,744	132,777,852	421,595,608	372,405,232
Cost of shares redeemed	(17,023,725,865)	(26,790,546,302)	(243,609,532,942)	(240,296,751,011)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	686,318,866	(520,946,784)	1,913,479,724	(284,031,739)
Change in net assets	686,292,424	(520,819,542)	1,913,380,776	(284,416,275)
Net Assets:
Beginning of period	3,747,349,427	4,268,168,969	21,070,451,196	21,354,867,471
End of period	$4,433,641,851	$3,747,349,427	$22,983,831,972	$21,070,451,196
Undistributed (distributions in excess of) net investment income	$(5,550)	$20,892	$(131,067)	$(32,119)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Tax-Free Obligations Fund
Year Ended July 31	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$633,229,756	$466,555,570	$304,335,387	$266,614,243
Net realized gain (loss) on investments	--	--	666,551	(145,553)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	633,229,756	466,555,570	305,001,938	266,468,690
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(436,307,843)	(349,204,081)	(221,971,571)	(212,476,508)
Institutional Service Shares	(99,269,185)	(59,625,600)	(82,338,593)	(54,150,504)
Institutional Capital Shares	(97,571,485)	(57,788,318)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(633,148,513)	(466,617,999)	(304,310,164)	(266,627,012)
Share Transactions:
Proceeds from sale of shares	102,184,225,974	121,377,436,367	54,381,536,620	65,224,290,640
Net asset value of shares issued to shareholders in payment of distributions declared	472,228,988	316,717,960	148,165,394	129,111,119
Cost of shares redeemed	(97,708,038,618)	(120,034,108,003)	(53,239,822,512)	(67,879,459,172)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,948,416,344	1,660,046,324	1,289,879,502	(2,526,057,413)
Change in net assets	4,948,497,587	1,659,983,895	1,290,571,276	(2,526,215,735)
Net Assets:
Beginning of period	9,891,693,203	8,231,709,308	8,007,995,273	10,534,211,008
End of period	$14,840,190,790	$9,891,693,203	$9,298,566,549	$8,007,995,273
Undistributed (distributions in excess of) net investment income	$6,958	$(74,285)	$14,638	$(10,585)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund
Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$701,947,284	$521,905,178
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(337,153,887)	(257,475,405)
Institutional Service Shares	(270,525,221)	(208,686,308)
Institutional Capital Shares	(51,279,269)	(31,673,738)
Trust Shares	(43,001,403)	(24,128,847)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(701,959,780)	(521,964,298)
Share Transactions:
Proceeds from sale of shares	67,240,816,072	73,461,176,690
Net asset value of shares issued to shareholders in payment of distributions declared	203,283,357	165,943,475
Cost of shares redeemed	(66,261,597,442)	(71,716,471,589)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,182,501,987	1,910,648,576
Change in net assets	1,182,489,491	1,910,589,456
Net Assets:
Beginning of period	13,960,739,260	12,050,149,804
End of period	$15,143,228,751	$13,960,739,260
Distributions in excess of net investment income	$(71,616)	$(59,120)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal alternative minimum tax (AMT) for individuals and corporations and state and local taxes. Interest income from the investments of Tax-Free Obligations Fund normally will not be subject to the AMT, and may be subject to state and local taxes.

On December 9, 2005, Government Obligations Tax-Managed Fund received assets from the Trust for Government Cash Reserves as a result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligation Tax-Managed Fund Issued	Trust for Government Cash Reserves Net Assets Received	Net Assets of Government Obligations Tax-Managed Fund Prior to Combination	Net Assets of Trust for Government Cash Reserves Immediately Prior to Combination	Net Assets of Government Obligations Tax-Managed Fund Immediately After Combination
84,754,065	$84,754,065	$3,211,157,913	$84,754,065	$3,295,911,978

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value (NAV).

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund and Tax-Free Obligations Fund have not invested in repurchase agreements. Government Obligations Tax-Managed Fund cannot invest in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees, shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$11,116,330
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$27,238,333
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	7/31/2007	$19,994,000
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	3/6/2007	$25,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 4,042,302
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$13,619,166

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Obligations Fund at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$24,253,810
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$90,794,443
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 8/15/2007	7/31/2004	$64,980,500

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 11,520,560
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 45,397,221
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	7/31/2007	$ 19,494,150
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	6/1/2005	$184,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	6/1/2005	$135,000,000
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	3/6/2007	$ 90,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,889,159,353	$75,889,159,353	102,883,407,350	$102,883,407,350
Shares issued to shareholders in payment of distributions declared	197,604,600	197,604,600	137,243,183	137,243,183
Shares redeemed	(73,763,192,844)	(73,763,192,844)	(102,122,900,107)	(102,122,900,107)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,323,571,109	$2,323,571,109	897,750,426	$897,750,426

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,110,014,692	$19,110,014,692	17,728,529,559	$17,728,529,559
Shares issued to shareholders in payment of distributions declared	90,883,175	90,883,175	62,429,858	62,429,858
Shares redeemed	(18,426,895,947)	(18,426,895,947)	(17,057,295,017)	(17,057,295,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	774,001,920	$774,001,920	733,664,400	$733,664,400

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	843,228,727	$843,228,727	571,379,890	$571,379,890
Shares issued to shareholders in payment of distributions declared	23,858,170	23,858,170	14,800,977	14,800,977
Shares redeemed	(607,030,491)	(607,030,491)	(507,373,473)	(507,373,473)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	260,056,406	$260,056,406	78,807,394	$78,807,394

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,376,976,228	$4,376,976,228	438,898,478	$438,898,478
Shares issued to shareholders in payment of distributions declared	4,245,698	4,245,698	452,089	452,089
Shares redeemed	(4,246,322,462)	(4,246,322,462)	(390,159,930)	(390,159,930)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	134,899,464	$134,899,464	49,190,637	$49,190,637
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,492,528,899	$3,492,528,899	1,759,412,857	$1,759,412,857
	Government Obligations Tax-Managed Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,159,531,620	$7,159,531,620	6,325,739,769	$6,325,749,146
Shares issued in connection with the tax-free transfer of assets from the Trust for Government Cash Reserves	--	--	84,754,065	84,754,065
Shares issued to shareholders in payment of distributions declared	29,442,078	29,442,078	16,260,309	16,260,309
Shares redeemed	(6,682,830,661)	(6,682,830,661)	(6,076,755,268)	(6,076,755,268)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	506,143,037	$506,143,037	349,998,875	$350,008,252

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,371,127,634	$5,371,127,634	5,473,290,261	$5,473,290,261
Shares issued to shareholders in payment of distributions declared	19,886,067	19,886,067	15,679,737	15,679,737
Shares redeemed	(5,253,018,071)	(5,253,018,071)	(5,276,003,312)	(5,276,003,312)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	137,995,630	$137,995,630	212,966,686	$212,966,686
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	644,138,667	$644,138,667	562,965,561	$562,974,938

	Municipal Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,967,222,116	$45,967,222,116	45,999,768,480	$45,999,768,480
Shares issued to shareholders in payment of distributions declared	124,305,286	124,305,286	81,476,882	81,476,882
Shares redeemed	(45,515,788,493)	(45,515,788,493)	(45,631,011,465)	(45,631,011,465)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	575,738,909	$575,738,909	450,233,897	$450,233,897

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,589,776,100	$2,589,776,100	1,884,342,195	$1,884,342,195
Shares issued to shareholders in payment of distributions declared	21,448,639	21,448,639	13,961,548	13,961,548
Shares redeemed	(2,374,942,589)	(2,374,942,589)	(1,919,661,907)	(1,919,661,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	236,282,150	$236,282,150	(21,358,164)	$(21,358,164)

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,295,338,405	$4,295,338,405	4,498,833,280	$4,498,833,280
Shares issued to shareholders in payment of distributions declared	32,922,472	32,922,472	25,892,997	25,892,997
Shares redeemed	(4,197,703,479)	(4,197,703,479)	(4,704,386,838)	(4,704,386,838)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	130,557,398	$130,557,398	(179,660,561)	$(179,660,561)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	942,578,457	$942,578,457	249,215,172	$249,215,172

	Prime Cash Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,066,646,830	$57,066,646,830	70,536,994,017	$70,536,994,017
Shares issued to shareholders in payment of distributions declared	165,869,747	165,869,747	161,355,050	161,355,050
Shares redeemed	(56,167,371,716)	(56,167,371,716)	(72,008,871,373)	(72,008,871,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,065,144,861	$1,065,144,861	(1,310,522,306)	$(1,310,522,306)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,400,126,195	$7,400,126,195	10,566,795,860	$10,566,795,860
Shares issued to shareholders in payment of distributions declared	42,335,309	42,335,309	18,223,345	18,223,345
Shares redeemed	(7,461,290,329)	(7,461,290,329)	(10,432,734,748)	(10,432,734,748)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(18,828,825)	$(18,828,825)	152,284,457	$152,284,457

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,469,442,083	$5,469,442,083	4,540,792,343	$4,540,792,343
Shares issued to shareholders in payment of distributions declared	33,236,586	33,236,586	30,782,985	30,782,985
Shares redeemed	(5,507,996,994)	(5,507,996,994)	(4,293,020,253)	(4,293,020,253)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(5,318,325)	$(5,318,325)	278,555,075	$278,555,075
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,040,997,711	$1,040,997,711	(879,682,774)	$(879,682,774)

	Prime Management Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,847,883,231	$13,847,883,231	22,720,652,458	$22,720,652,458
Shares issued to shareholders in payment of distributions declared	75,270,744	75,270,744	60,837,635	60,837,635
Shares redeemed	(14,227,824,396)	(14,227,824,396)	(23,433,559,021)	(23,433,559,021)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(304,670,421)	$(304,670,421)	(652,068,928)	$(652,068,928)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,682,595,548	$1,682,595,548	1,122,765,191	$1,122,765,191
Shares issued to shareholders in payment of distributions declared	63,279,719	63,279,719	37,377,237	37,377,237
Shares redeemed	(1,201,099,167)	(1,201,099,167)	(945,873,165)	(945,873,165)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	544,776,100	$544,776,100	214,269,263	$214,269,263

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,993,887,208	$1,993,887,208	2,293,404,017	$2,293,404,017
Shares issued to shareholders in payment of distributions declared	47,128,281	47,128,281	34,562,980	34,562,980
Shares redeemed	(1,594,802,302)	(1,594,802,302)	(2,411,114,116)	(2,411,114,116)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	446,213,187	$446,213,187	(83,147,119)	$(83,147,119)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	686,318,866	$686,318,866	(520,946,784)	$(520,946,784)

	Prime Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	192,143,691,315	$192,143,691,315	195,830,365,206	$195,830,365,206
Shares issued to shareholders in payment of distributions declared	324,045,166	324,045,166	302,881,875	302,881,875
Shares redeemed	(191,148,288,071)	(191,148,288,071)	(196,582,948,973)	(196,582,948,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,319,448,410	$1,319,448,410	(449,701,892)	$(449,701,892)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	52,109,567,109	$52,109,567,109	43,532,917,577	$43,532,917,577
Shares issued to shareholders in payment of distributions declared	94,687,949	94,687,949	68,834,830	68,834,830
Shares redeemed	(51,825,239,866)	(51,825,239,866)	(43,501,036,269)	(43,501,036,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	379,015,192	$379,015,192	100,716,138	$100,716,138

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	848,158,634	$848,158,634	277,031,257	$277,031,257
Shares issued to shareholders in payment of distributions declared	2,862,493	2,862,493	688,527	688,527
Shares redeemed	(636,005,005)	(636,005,005)	(212,765,769)	(212,765,769)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	215,016,122	$215,016,122	64,954,015	$64,954,015
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,913,479,724	$1,913,479,724	(284,031,739)	$(284,031,739)

	Prime Value Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	84,739,554,103	$84,739,554,103	103,692,917,824	$103,692,917,824
Shares issued to shareholders in payment of distributions declared	358,525,653	358,525,653	246,934,132	246,934,132
Shares redeemed	(81,783,683,787)	(81,783,683,787)	(103,030,683,708)	(103,030,683,708)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,314,395,969	$3,314,395,969	909,168,248	$909,168,248

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,183,101,065	$7,183,101,065	6,825,236,442	$6,825,236,442
Shares issued to shareholders in payment of distributions declared	80,756,058	80,756,058	46,250,432	46,250,432
Shares redeemed	(6,736,648,129)	(6,736,648,129)	(6,378,794,460)	(6,378,794,460)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	527,208,994	$527,208,994	492,692,414	$492,692,414

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,261,570,806	$10,261,570,806	10,859,282,101	$10,859,282,101
Shares issued to shareholders in payment of distributions declared	32,947,277	32,947,277	23,533,396	23,533,396
Shares redeemed	(9,187,706,702)	(9,187,706,702)	(10,624,629,835)	(10,624,629,835)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,106,811,381	$1,106,811,381	258,185,662	$258,185,662
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,948,416,344	$4,948,416,344	1,660,046,324	$1,660,046,324

	Tax-Free Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,039,966,076	$45,039,966,076	56,791,571,131	$56,791,571,131
Shares issued to shareholders in payment of distributions declared	120,679,398	120,679,398	116,153,616	116,153,616
Shares redeemed	(44,449,992,115)	(44,449,992,115)	(59,426,864,922)	(59,426,864,922)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	710,653,359	$710,653,359	(2,519,140,175)	$(2,519,140,175)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,341,570,544	$9,341,570,544	8,432,719,509	$8,432,719,509
Shares issued to shareholders in payment of distributions declared	27,485,996	27,485,996	12,957,574	12,957,503
Shares redeemed	(8,789,830,397)	(8,789,830,397)	(8,452,594,250)	(8,452,594,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	579,226,143	$579,226,143	(6,917,167)	$(6,917,238)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,289,879,502	$1,289,879,502	(2,526,057,342)	$(2,526,057,413)

	Treasury Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,889,992,415	$37,889,992,415	44,165,575,744	$44,165,575,744
Shares issued to shareholders in payment of distributions declared	143,330,476	143,330,476	122,359,876	122,359,876
Shares redeemed	(37,729,469,179)	(37,729,469,179)	(43,601,649,250)	(43,601,649,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	303,853,712	$303,853,712	686,286,370	$686,286,370

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,388,216,417	$21,388,216,417	22,364,859,502	$22,364,859,502
Shares issued to shareholders in payment of distributions declared	48,349,298	48,349,298	38,022,724	38,022,724
Shares redeemed	(21,025,359,506)	(21,025,359,506)	(21,936,217,537)	(21,936,217,537)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	411,206,209	$411,206,209	466,664,689	$466,664,689

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,042,473,500	$6,042,473,500	5,366,080,952	$5,366,080,952
Shares issued to shareholders in payment of distributions declared	9,205,389	9,205,389	3,868,188	3,868,188
Shares redeemed	(5,951,055,848)	(5,951,055,848)	(4,955,300,921)	(4,955,300,921)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	100,623,041	$100,623,041	414,648,219	$414,648,219

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,920,133,740	$1,920,133,740	1,564,660,492	$1,564,660,492
Shares issued to shareholders in payment of distributions declared	2,398,194	2,398,194	1,692,687	1,692,687
Shares redeemed	(1,555,712,909)	(1,555,712,909)	(1,223,303,881)	(1,223,303,881)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	366,819,025	$366,819,025	343,049,298	$343,049,298
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,182,501,987	$1,182,501,987	1,910,648,576	$1,910,648,576

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007			2006
	Tax-Exempt Income	Ordinary Income	[1]	Tax-Exempt Income	Ordinary Income	[1]
Government Obligations Fund	--	$ 610,334,968		--	$396,979,439
Government Obligations Tax-Managed Fund	--	$ 188,841,625		--	$133,271,529
Municipal Obligations Fund	$209,501,640	--		$146,977,333	--
Prime Cash Obligations Fund	--	$ 441,900,815		--	$387,192,141
Prime Management Obligations Fund	--	$ 206,253,209		--	$147,513,224
Prime Obligations Fund	--	$1,128,556,663		--	$904,517,624
Prime Value Obligations Fund	--	$ 633,148,513		--	$466,617,999
Tax-Free Obligations Fund	$304,310,164	--		$266,627,012	--
Treasury Obligations Fund	--	$ 701,959,780		--	$521,964,298

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distributions in Excess of) Tax-Exempt Income	Undistributed (Distributions in Excess of) Ordinary Income	Undistributed Long-Term Capital Gain
Government Obligations Fund	--	$ 8,630	--
Government Obligations Tax-Managed Fund	--	$ 20,019	--
Municipal Obligations Fund	$ (494)	--	$171,355
Prime Cash Obligations Fund	--	$ (46,908)	--
Prime Management Obligations Fund	--	$ (5,550)	--
Prime Obligations Fund	--	$(131,067)	--
Prime Value Obligations Fund	--	$ 6,958	--
Tax-Free Obligations Fund	$14,638	--	$263,882
Treasury Obligations Fund	--	$ (71,616)	--

The following Funds used capital loss carryforwards to offset taxable capital gains realized during the year ended July 31, 2007:

Fund	Capital Loss Carryforwards Utilized
Municipal Obligations Fund	$ 15,340
Tax-Free Obligations Fund	$215,830

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2007, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$10,310,349
Government Obligations Tax-Managed Fund	$ 3,340,738
Municipal Obligations Fund	$ 6,746,239
Prime Cash Obligations Fund	$ 9,092,501
Prime Management Obligations Fund	$ 5,712,987
Prime Obligations Fund	$ 17,921,315
Prime Value Obligations Fund	$ 13,957,682
Tax-Free Obligations Fund	$ 7,467,974
Treasury Obligations Fund	$11,545,875

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the year ended July 31, 2007, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$373,868
Government Obligations Tax-Managed Fund	$118,771
Municipal Obligations Fund	$188,813
Prime Cash Obligations Fund	$265,968
Prime Management Obligations Fund	$124,717
Prime Obligations Fund	$687,048
Prime Value Obligations Fund	$376,111
Tax-Free Obligations Fund	$278,460
Treasury Obligations Fund	$444,589

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses of up to 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the year ended July 31, 2007, FSC retained the following fees paid by the Funds:

Fund	Distribution Services Fees Retained
Government Obligations Fund	$11,636
Treasury Obligations Fund	$13,266

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Funds. For the year ended July 31, 2007, Institutional Shares for the Funds did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2007, Municipal Obligations Fund and Tax-Free Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$7,698,355,000	$12,397,527,000
Tax-Free Obligations Fund	$11,494,788,955	$7,181,208,455

6. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Funds participate in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Funds did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), Municipal Obligations Fund and Tax-Free Obligations Fund, along with many other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ended July 31, 2007. The Funds' previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), resigned. The previous reports issued by D&T on the Funds' financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ended July 31, 2007. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Funds nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2007, 100.0% of the distributions from net investment income for both Municipal Obligations Fund and the Tax-Free Obligations Fund were exempt from federal income tax, other than, in the case of the Municipal Obligations Fund, the federal AMT.

For the fiscal year ended July 31, 2007, 100.0%, 95.0%, 97.3%, 100.0% and 100.0% of dividends paid by the Government Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Meeting of Shareholders

A Special Meeting of Trust shareholders was held on February 23, 2007 on behalf of its portfolio, Prime Value Obligations Fund ("the Fund"). On January 3, 2007, the record date for shareholders of the Fund voting at the meeting, there were 10,841,571,264 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

To amend the fundamental investment limitation regarding the Fund's ability to lend its assets; and

To transact such other business as may properly come before the meeting or any adjournment thereof.

For	Against	Abstentions and Broker Non-Votes	Withheld Authority to Vote	Items Not Approved
4,974,810,924	221,333,170	294,221,730	None	None

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, GOVERNMENT OBLIGATIONS TAX-MANAGED FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME MANAGEMENT OBLIGATIONS FUND, PRIME OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND, TAX-FREE OBLIGATIONS FUND, AND TREASURY OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund, and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended July 31, 2006 and the financial highlights for the periods presented prior to August 1, 2006, were audited by other auditors whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2007, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Prime Fund's portfolio manager since July 1991, the Prime Cash Fund's portfolio manager since November 1996, the Prime Management Fund's portfolio manager since April 2003 and the Prime Value Fund's portfolio manager since November 1996. She was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson has been the Municipal Fund's portfolio manager since November 1996 and the Tax Free Fund's portfolio manager since December 1989. She was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Government Fund's Portfolio Manager since July 1993, the Government Tax Managed Fund's portfolio manager since May 1995 and the Treasury Fund's portfolio manage since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund, and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625 Cusip 60934N401
Cusip 60934N807 Cusip 60934N617 Cusip 60934N880
Cusip 60934N856 Cusip 60934N203 Cusip 60934N500
Cusip 60934N849 Cusip 60934N708 Cusip 60934N872
Cusip 60934N658 Cusip 60934N583 Cusip 608919833
Cusip 60934N641 Cusip 60934N575 Cusip 60934N112

25716 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003 [3]	$1.00	0.003	--		0.003	(0.003)	--
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.017	--		0.017	(0.017)	--
July 31, 2006	$1.00	0.037	--		0.037	(0.037)	--
July 31, 2007 [5]	$1.00	0.047	--		0.047	(0.047)	--

Prime Obligations Fund
July 31, 2003 [3]	$1.00	0.003	(0.000	) [6]	0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	[6]	0.005	(0.005)	--
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)	--
July 31, 2006	$1.00	0.038	0.000	[6]	0.038	(0.038)	--
July 31, 2007 [5]	$1.00	0.047	--		0.047	(0.047)	--

Treasury Obligations Fund
July 31, 2003 [3]	$1.00	0.003	0.000	[6]	0.003	(0.003)	(0.000	) [6]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.016	--		0.016	(0.016)	--
July 31, 2006	$1.00	0.036	--		0.036	(0.036)	--
July 31, 2007 [5]	$1.00	0.046	--		0.046	(0.046)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.003)	$1.00	0.25%	0.70%	[4]	0.55%	[4]	0.09%	[4]	$29,085
(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$27,162
(0.017)	$1.00	1.69%	0.70%		1.84%		0.09%		$55,057
(0.037)	$1.00	3.78%	0.70%		3.77%		0.09%		$104,260
(0.047)	$1.00	4.74%	0.70%		4.64%		0.09%		$239,414

(0.003)	$1.00	0.29%	0.70%	[4]	0.54%	[4]	0.09%	[4]	$11,159
(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$35,472
(0.017)	$1.00	1.73%	0.70%		1.67%		0.09%		$26,434
(0.038)	$1.00	3.82%	0.70%		3.94%		0.09%		$91,389
(0.047)	$1.00	4.78%	0.70%		4.69%		0.09%		$306,383

(0.003)	$1.00	0.25%	0.70%	[4]	0.43%	[4]	0.09%	[4]	$173,447
(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$508,374
(0.016)	$1.00	1.61%	0.70%		1.65%		0.09%		$448,505
(0.036)	$1.00	3.68%	0.70%		3.70%		0.09%		$791,547
(0.046)	$1.00	4.66%	0.70%		4.56%		0.09%		$1,158,283

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or account administration fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,023.20	$3.51
Prime Obligations Fund	$1,000	$1,023.40	$3.51
Treasury Obligations Fund	$1,000	$1,022.70	$3.51
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.32	$3.51
Prime Obligations Fund	$1,000	$1,021.32	$3.51
Treasury Obligations Fund	$1,000	$1,021.32	$3.51

1 Expenses are equal to the Funds' Trust Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.70%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.70%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	85.5%
U.S. Government Agency Securities	14.5%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.0%
8-30 Days	6.0%
31-90 Days	4.1%
91-180 Days	2.9%
181 Days or more	7.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		GOVERNMENT AGENCIES--14.5%
$176,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.200% - 5.435%, 9/19/2007 - 10/17/07	$175,972,034
373,500,000		Federal Home Loan Bank System Notes, 3.500% - 5.380%, 8/22/2007 - 6/18/2008	373,260,832
85,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.010%, 1/7/2008	83,130,822
150,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Note, 5.215%, 9/17/2007	149,991,525
321,500,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.750%, 8/17/2007 - 7/17/2008	321,784,229
183,441,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	176,646,313
185,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.200%, 9/28/2007	184,959,789
242,501,000		Federal National Mortgage Association Notes, 4.250% - 5.300%, 9/14/2007 - 1/8/2008	242,437,049
337,356,000	[1]	Housing and Urban Development Floating Rate Note, 5.560%, 8/1/2007	337,356,000
		TOTAL GOVERNMENT AGENCIES	2,045,538,593
		REPURCHASE AGREEMENTS--85.5%
700,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,046,163,936.	700,000,000
300,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.27%, dated 7/11/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $753,623,125 on 8/14/2007. The market value of the underlying securities at the end of the period was $767,290,351.	300,000,000
999,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $2,000,293,889 on 8/1/2007. The market value of the underlying security at the end of the period was $2,040,299,767.	999,000,000
120,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.29%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2047 for $310,778,894 on 4/10/2008. The market value of the underlying securities at the end of the period was $303,239,836.	120,000,000
1,800,000,000		Interest in $3,700,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/9/2017 for $3,700,543,694 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,774,554,991.	1,800,000,000
283,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Bear Stearns and Co. will repurchase U.S. Government Agency securities with various maturities to 7/15/2037 for $2,000,295,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,640.	283,000,000
442,219,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	442,219,000
650,000,000		Interest in $1,600,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2047 for $1,600,235,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,635,746,647.	650,000,000
150,000,000		Repurchase agreement 5.31%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/25/2037 for $150,022,125 on 8/1/2007. The market value of the underlying securities at the end of the period was $154,501,036.	150,000,000
926,146,000		Interest in $3,700,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459.	926,146,000
199,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.27%, dated 5/23/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 3/15/2037 for $506,733,889 on 8/23/2007. The market value of the underlying securities at the end of the period was $527,901,071.	199,000,000
300,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.27%, dated 7/11/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/1/2037 for $753,842,708 on 8/15/2007. The market value of the underlying securities at the end of the period was $770,484,394.	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,478,364,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	$1,478,364,000
1,000,000,000		Interest in $2,800,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,800,411,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,857,532,657.	1,000,000,000
120,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which JPMorgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	120,000,000
52,327,000		Interest in $352,327,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $352,378,870 on 8/1/2007. The market value of the underlying securities at the end of the period was $359,400,198.	52,327,000
175,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 5.31%, dated 2/2/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $432,404,464.	175,000,000
984,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 5/20/2037 for $2,000,294,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,058,033,784.	984,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	25,000,000
300,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,000,243.	300,000,000
121,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.286%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $300,189,579 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,214,440.	121,000,000
670,000,000		Interest in $1,120,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2047 for $1,120,164,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,153,601,124.	670,000,000
67,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security maturing on 3/1/2036 for $154,856,456 on 5/27/2008. The market value of the underlying security at the end of the period was $151,290,426.	67,000,000
175,000,000		Repurchase agreement 5.32%, dated 7/31/2007 under which Wachovia Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for $175,025,861 on 8/1/2007. The market value of the underlying securities at the end of the period was $180,276,637.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	12,037,056,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	14,082,594,593
		OTHER ASSETS AND LIABILITIES - NET--0.0%	4,622,954
		TOTAL NET ASSETS--100%	$14,087,217,547

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	52.7%
Variable Rate Demand Instruments	36.9%
Bank Instruments	11.2%
Repurchase Agreements	1.3%
Other Assets and Liabilities--Net [2]	(2.1)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.2%
8-30 Days	31.3%
31-90 Days	16.6%
91-180 Days	5.0%
181 Days or more	9.0%
Other Assets and Liabilities--Net [2]	(2.1)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Prime Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.9%
		Finance - Automotive--0.8%
$24,253,810	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$24,253,810
90,794,443	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	90,794,443
18,859,544	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	18,859,545
48,421,568		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	48,421,568
		TOTAL	182,329,366
		Finance - Equipment--0.1%
21,878,933		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	21,878,933
1,804,302		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	1,804,302
3,754,100		GE Equipment Midticket LLC, (Series 2006-1, Class A1), 5.301%, 12/15/2007	3,754,100
		TOTAL	27,437,335
		TOTAL ASSET-BACKED SECURITIES	209,766,701
		BANK NOTES--0.4%
		Banking--0.4%
100,000,000		Bank of America N.A., 5.320%, 8/29/2007	100,000,000
		CERTIFICATES OF DEPOSIT--7.7%
		Banking--7.7%
338,700,000		Barclays Bank PLC, 5.310% - 5.420%, 8/3/2007 - 5/22/2008	338,700,000
125,000,000		Citizens Bank of Pennsylvania, 5.320%, 8/29/2007	125,000,000
614,050,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	614,048,973
53,500,000		HBOS Treasury Services PLC, 5.310%, 5/23/2008	53,500,000
80,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.320% - 5.329%, 11/16/2007 - 11/27/2007	79,993,425
430,000,000		Mizuho Corporate Bank Ltd., 5.310% - 5.335%, 8/13/2007 - 10/12/2007	430,000,986
70,000,000		Societe Generale, Paris, 5.225%, 10/9/2007	69,983,492
49,250,000		Toronto Dominion Bank, 5.505%, 8/3/2007	49,250,176
		TOTAL CERTIFICATES OF DEPOSIT	1,760,477,052
		COLLATERALIZED LOAN AGREEMENTS--23.3%
		Banking--14.2%
372,000,000		BNP Paribas Securities Corp., 5.425% - 5.485%, 8/1/2007	372,000,000
971,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/27/2007	971,000,000
415,000,000		Fortis Bank SA/NV, 5.425%, 8/1/2007	415,000,000
405,000,000		Greenwich Capital Markets, Inc., 5.320% - 5.475%, 8/1/2007 - 8/31/2007	405,000,000
300,000,000		IXIS Financial Products, Inc., 5.370%, 8/1/2007	300,000,000
100,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	100,000,000
200,000,000		RBC Capital Markets Corp., 5.445%, 8/1/2007	200,000,000
500,000,000		Societe Generale, Paris, 5.350%, 8/1/2007	500,000,000
		TOTAL	3,263,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--9.1%
$994,000,000		Citigroup Global Markets, Inc., 5.425% - 5.475%, 8/1/2007	$994,000,000
553,000,000		Goldman Sachs & Co., 5.425% - 5.475%, 8/1/2007 - 10/10/2007	553,000,000
444,500,000		Merrill Lynch, Pierce, Fenner and Smith, 5.340% - 5.475%, 8/3/2007 - 9/25/2007	444,500,000
99,000,000		Morgan Stanley & Co., Inc., 5.465%, 8/1/2007	99,000,000
		TOTAL	2,090,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,353,500,000
		COMMERCIAL PAPER--20.9% [3]
		Banking--3.4%
50,000,000		Citigroup Funding, Inc., 5.310%, 8/8/2007	49,948,375
243,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.220% - 5.270%, 8/10/2007 - 10/29/2007	241,420,558
18,200,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.240%, 8/14/2007	18,165,562
90,581,000	[1,2]	Kitty Hawk Funding Corp., 5.280%, 8/17/2007	90,368,437
179,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.260% - 5.285%, 8/6/2007 - 8/23/2007	178,765,691
33,180,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.300%, 8/15/2007	33,180,000
180,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.280%, 10/3/2007 - 10/5/2007	178,335,722
		TOTAL	790,184,345
		Finance - Automotive--4.9%
75,000,000		DRAC LLC, (A1+/P1 Series), 5.280%, 8/20/2007	74,791,000
839,340,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.180% - 5.260%, 8/20/2007 - 1/16/2008	828,654,249
217,055,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.200% - 5.220%, 8/10/2007 - 1/16/2008	213,355,175
		TOTAL	1,116,800,424
		Finance - Commercial--0.9%
30,000,000		CIT Group, Inc., 5.210%, 10/26/2007	29,626,617
82,265,000	[1,2]	Fairway Finance Co. LLC, 5.280%, 8/17/2007 - 8/23/2007	82,037,821
100,000,000	[1,2]	Versailles CDS LLC, 5.310%, 9/6/2007	99,469,000
		TOTAL	211,133,438
		Finance - Retail--5.2%
150,000,000	[1,2]	Alpine Securitization Corp., 5.280%, 8/20/2007	149,582,000
35,000,000	[1,2]	Amsterdam Funding Corp., 5.280%, 8/27/2007	34,866,533
50,000,000	[1,2]	Chariot Funding LLC, 5.280%, 8/15/2007	49,897,333
238,095,000	[1,2]	Compass Securitization LLC, 5.280%, 8/17/2007 - 8/23/2007	237,412,811
80,000,000	[1,2]	Jupiter Securitization Company LLC, 5.280%, 8/20/2007	79,777,067
144,500,000	[1,2]	Paradigm Funding LLC, 5.205% - 5.210%, 8/6/2007 - 8/13/2007	144,339,275
496,960,000	[1,2]	Sheffield Receivables Corp., 5.280% - 5.290%, 8/1/2007 - 8/20/2007	496,066,471
		TOTAL	1,191,941,490
		Finance - Securities--6.4%
351,500,000	[1,2,4]	Georgetown Funding Co. LLC, 5.259% - 5.290%, 8/15/2007 - 8/28/2007	350,483,071
130,000,000	[1,2]	Grampian Funding LLC, 5.210% - 5.280%, 8/3/2007 - 8/24/2007	129,715,661
48,700,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.250%, 10/2/2007	48,259,671
50,000,000	[1,2]	KLIO Funding Ltd., 5.260%, 8/22/2007	49,846,583
208,385,000	[1,2]	KLIO II Funding Ltd., 5.240% - 5.350%, 8/10/2007 - 9/20/2007	207,295,618
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--continued
$50,000,000	[1,2]	Perry Global Funding LLC, (Series A), 5.225%, 8/22/2007	$49,847,604
146,949,000	[1,2]	Scaldis Capital LLC, 5.240%, 8/15/2007 - 8/28/2007	146,466,102
103,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	103,000,000
385,175,000	[1,2]	Three Rivers Funding Corp., 5.265% - 5.290%, 8/3/2007 - 10/25/2007	383,787,365
		TOTAL	1,468,701,675
		Insurance--0.1%
25,000,000	[1,2]	Aspen Funding Corp., 5.275%, 8/22/2007	24,923,073
		TOTAL COMMERCIAL PAPER	4,803,684,445
		CORPORATE BONDS--1.7%
		Finance - Retail--1.5%
349,950,000	[1,2]	SLM Corp., 5.320% - 5.440%, 1/25/2008 - 5/12/2008	349,960,548
		Retail--0.2%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,240,458
		TOTAL CORPORATE BONDS	400,201,006
		CORPORATE NOTES--5.3%
		Banking--2.4%
171,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	171,500,000
25,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	25,000,000
93,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	93,000,000
100,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	100,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
115,000,000		UBS AG, 5.400%, 11/28/2007	115,000,000
		TOTAL	551,500,000
		Brokerage--0.4%
90,000,000		Goldman Sachs Group, Inc., 5.340% - 5.390%, 12/18/2007 - 3/5/2008	90,000,000
		Finance - Securities--2.5%
223,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.420%, 9/17/2007 - 6/16/2008	222,995,969
346,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.415%, 10/12/2007 - 8/5/2008	346,498,693
		TOTAL	569,494,662
		TOTAL CORPORATE NOTES	1,210,994,662
		NOTES - VARIABLE--36.9% [5]
		Banking--16.7%
4,725,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	4,725,000
4,320,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,320,000
685,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	685,000
3,495,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 8/2/2007	3,495,000
6,700,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.420%, 8/2/2007	6,700,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 5.360%, 8/1/2007	12,000,000
3,745,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.370%, 8/2/2007	3,745,000
7,175,000		B.R. Williams Trucking, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	7,175,000
230,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.350%, 8/20/2007 - 8/27/2007	230,000,000
5,455,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	5,455,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$160,000,000		Bank of America N.A., 5.425%, 8/1/2007	$160,000,000
238,000,000	[1,2]	Bank of Ireland, 5.310% - 5.350%, 8/20/2007 - 11/15/2007	238,000,000
80,000,000		Bank of Montreal, 5.330%, 8/21/2007	80,000,000
73,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 8/27/2007	73,000,000
15,505,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.370%, 8/2/2007	15,505,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 5.400%, 8/1/2007	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 5.420%, 8/1/2007	2,300,000
4,750,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 8/3/2007	4,750,000
1,095,000		Brookshire Grocery Co., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,095,000
5,770,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	5,770,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 5.320%, 8/2/2007	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 5.370%, 8/1/2007	5,600,000
8,160,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	8,160,000
2,311,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,311,000
1,798,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,798,000
1,140,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,140,000
1,056,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,056,000
2,029,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,029,000
1,251,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,251,000
2,684,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,684,000
3,650,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	3,650,000
10,035,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.470%, 8/3/2007	10,035,000
6,095,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	6,095,000
3,230,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.500%, 8/2/2007	3,230,000
745,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	745,000
1,145,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 5.360%, 8/1/2007	1,145,000
10,390,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	10,390,000
8,300,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.540%, 8/3/2007	8,300,000
64,600,000		Cook County, IL, (Series 2002 A), 5.340%, 8/1/2007	64,600,000
5,095,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 5.370%, 8/2/2007	5,095,000
110,000,000	[1,2]	Credit Agricole S.A., 5.330%, 9/24/2007	110,000,000
50,000,000		Credit Suisse, Zurich, 5.330%, 8/27/2007	50,000,000
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.390%, 8/2/2007	11,700,000
15,000,000		Development Authority of Gordon County, GA, (Series 2005), Faus Group Inc., (RBC Centura Bank LOC), 5.340%, 8/2/2007	15,000,000
2,260,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.390%, 8/1/2007	2,260,000
7,410,000		Eastridge Christian Assembly, (Series 2004), (U.S. Bank, N.A. LOC), 5.340%, 8/2/2007	7,410,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	3,200,000
600,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank LOC), 5.430%, 8/2/2007	600,000
12,735,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	12,735,000
1,350,000		Gesmundo & Associates, Inc., (Series A), (National City Bank LOC), 5.330%, 8/2/2007	1,350,000
35,900,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000 A), (U.S. Bank, N.A. LOC), 5.410%, 8/1/2007	35,900,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$13,425,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 5.360%, 8/1/2007	$13,425,000
5,390,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	5,390,000
8,855,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	8,855,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	399,000,604
369,700,000		HBOS Treasury Services PLC, 5.390% - 5.430%, 8/1/2007 - 9/24/2007	369,700,964
5,250,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	5,250,000
7,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 5.330%, 8/2/2007	7,210,000
10,150,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	10,150,000
9,000,000		Ivan Smith Properties LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	9,000,000
85,000,000		JPMorgan Chase & Co., 5.310%, 8/2/2007	85,000,000
3,575,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.520%, 8/1/2007	3,575,000
2,945,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.440%, 8/1/2007	2,945,000
1,690,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.440%, 8/1/2007	1,690,000
4,655,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/3/2007	4,655,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	24,300,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	18,750,000
440,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.520%, 8/2/2007	440,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 8/25/2007	222,000,000
11,775,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 5.420%, 8/7/2007	11,775,000
4,395,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	4,395,000
1,726,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,726,000
5,350,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 5.370%, 8/2/2007	5,350,000
8,425,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	8,425,000
3,600,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	3,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/1/2007	10,790,000
25,000,000		Mitchell County, GA Development Authority, First United Ethanol LLC, (Series 2006), (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	25,000,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 8/7/2007	110,000,000
15,000,000		National City Bank, 5.460%, 8/1/2007	15,001,471
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1 LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/2/2007	900,000
5,575,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.310%, 8/2/2007	5,575,000
11,675,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.370%, 8/2/2007	11,675,000
80,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.420%, 8/1/2007	80,800,000
9,400,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	9,400,000
4,680,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,680,000
100,000,000		PNC Bank, N.A., 5.270%, 8/17/2007	99,973,964
4,940,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.320%, 8/2/2007	4,940,000
29,350,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 5.370%, 8/2/2007	29,350,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 5.470%, 8/1/2007	6,650,000
5,170,000		Pinellas County, FL IDA, Eurobake Project, (Series 2005), (SunTrust Bank LOC), 5.360%, 8/1/2007	5,170,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$361,000		Quality Synthetic Rubber Co., (Series 2000), (U.S. Bank, N.A. LOC), 5.350%, 8/2/2007	$361,000
4,950,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,950,000
9,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 5.360%, 8/1/2007	9,025,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.290% - 5.310%, 8/1/2007 - 8/6/2007	168,989,630
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 8/2/2007	19,000,000
3,310,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.410%, 8/1/2007	3,310,000
14,390,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.310%, 8/2/2007	50,000,000
11,025,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 5.370%, 8/2/2007	11,025,000
50,145,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	50,145,000
2,580,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.360%, 8/2/2007	2,580,000
1,030,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.630%, 8/2/2007	1,030,000
1,755,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.530%, 8/2/2007	1,755,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 8/13/2007	115,000,000
5,635,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	5,635,000
40,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1 Tranche #1), (GTD by Wachovia Corp.), 5.360%, 9/28/2007	40,000,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1 Tranche #1), (GTD by Wachovia Corp.), 5.360%, 9/21/2007	50,000,000
25,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1), (GTD by Wachovia Corp.), 5.360%, 9/15/2007	25,000,000
9,300,000		Victor H. Hanson/Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	1,100,000
1,618,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 5.390%, 8/2/2007	1,618,000
1,155,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/2/2007	1,155,000
195,250,000		Wells Fargo & Co., 5.380%, 8/2/2007	195,250,018
10,045,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.420%, 8/2/2007	10,045,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.420%, 9/11/2007	25,000,000
9,610,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.420%, 8/2/2007	9,610,000
33,770,000		World Wildlife Fund, Inc., (Series 2000 B), (INS by AMBAC Financial Group, Inc.), 5.360%, 8/2/2007	33,770,000
		TOTAL	3,845,095,651
		Brokerage--7.3%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	50,000,720
100,000,000		Goldman Sachs Group, Inc., 5.340%, 8/1/2007	100,000,000
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.300%, 8/20/2007	109,500,000
445,000,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 8/6/2007 - 11/22/2007	445,000,000
978,800,000		Morgan Stanley, 5.400% - 5.470%, 8/1/2007 - 8/27/2007	978,800,895
		TOTAL	1,683,301,615
		Electrical Equipment--0.2%
2,345,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.360%, 8/2/2007	2,345,000
56,079,825		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.340%, 8/6/2007	56,079,825
		TOTAL	58,424,825
		Finance - Commercial--0.8%
30,000,000		CIT Group, Inc., 5.430%, 8/24/2007	30,001,272
160,000,000	[1,2]	General Electric Capital Corp., 5.445%, 8/17/2007	160,000,000
		TOTAL	190,001,272
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Finance - Retail--3.2%
$155,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/10/2007 - 8/13/2007	$154,982,343
575,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.300%, 8/17/2007 - 8/23/2007	574,963,442
		TOTAL	729,945,785
		Finance - Securities--5.2%
71,500,000	[1,2]	Asscher Finance Corp., 5.320%, 8/1/2007	71,471,400
41,000,000	[1,2]	Beta Finance, Inc., 5.315% - 5.370%, 8/1/2007 - 8/20/2007	41,005,715
709,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.315% - 5.340%, 8/1/2007 - 10/29/2007	708,922,736
65,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 8/15/2007	64,980,500
307,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.310% - 5.428%, 8/1/2007 - 8/9/2007	306,986,170
		TOTAL	1,193,366,521
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 8/2/2007	7,945,000
45,900,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.320%, 8/2/2007	45,900,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 5.340%, 8/2/2007	5,350,000
		TOTAL	59,195,000
		Insurance--3.2%
17,900,000		Albuquerque, NM, (Series 2000 A), (INS by MBIA Insurance Corp.), 5.320%, 8/1/2007	17,900,000
64,000,000		Genworth Life Insurance Co., 5.450%, 9/4/2007	64,000,000
50,000,000		Hartford Life Insurance Co., 5.526% - 5.530%, 8/1/2007 - 9/4/2007	50,000,000
14,780,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 5.350%, 8/2/2007	14,780,000
44,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 8/21/2007	43,999,384
66,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 8/17/2007 - 9/28/2007	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.456% - 5.460%, 8/1/2007 - 10/2/2007	105,000,000
120,000,000		Monumental Life Insurance Co., 5.430% - 5.500%, 8/1/2007 - 8/31/2007	120,000,000
110,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/24/2007	110,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 5.340%, 10/9/2007	10,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 5.500%, 10/2/2007	125,000,000
		TOTAL	726,679,384
		TOTAL NOTES - VARIABLE	8,486,010,053
		TIME DEPOSITS--3.1%
		Banking--3.1%
190,000,000		Chase Bank USA, N.A., 5.375%, 8/1/2007	190,000,000
65,000,000		Deutsche Bank AG, 5.375%, 8/1/2007	65,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 5.275%, 8/1/2007	250,000,000
200,000,000		Societe Generale, Paris, 5.355%, 8/1/2007	200,000,000
		TOTAL TIME DEPOSITS	705,000,000
Shares or Principal Amount			Value
		MUTUAL FUNDS--0.6% [6]
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.96%	$65,000,000
50,000,000		Columbia Money Market Reserves, 5.11%	50,000,000
20,059,291		DWS Money Market Trust, 4.46%	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--1.3%
$223,533,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	223,533,000
40,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which JPMorgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/20/2019 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	40,000,000
40,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	40,000,000
		TOTAL REPURCHASE AGREEMENTS	303,533,000
		TOTAL INVESTMENTS--102.1% (AT AMORTIZED COST) [7]	23,468,226,210
		OTHER ASSETS AND LIABILITIES - NET--(2.1)%	(484,394,238)
		TOTAL NET ASSETS--100%	$22,983,831,972
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $8,538,459,681, which represented 37.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $8,358,430,928, which represented 36.4% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 7-Day net yield.

7 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.0%
8-30 Days	0.0%
31-90 Days	0.9%
91-180 Days	0.0%
181 Days or more	3.3%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.2%
$300,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $300,042,583 on 8/1/2007. The market value of the underlying securities at the end of the period was $306,043,965.	$300,000,000
577,595,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	577,595,000
500,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $500,070,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,072,519.	500,000,000
500,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2012 for $500,070,972 on 8/1/2007. The market value of the underlying securities at the end of the period was $512,125,818.	500,000,000
500,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $500,070,972 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,323,409.	500,000,000
1,034,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.10%, dated 7/31/2007 under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $1,350,191,250 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,377,195,076.	1,034,000,000
684,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 6/30/2009 for $1,000,142,222 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,005,420.	684,000,000
196,000,000		Interest in $200,000,000 joint repurchase agreement 5.01%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $200,027,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,028,708.	196,000,000
500,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2026 for $500,070,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,072,927.	500,000,000
1,000,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,000,141,944 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,144,810.	1,000,000,000
750,000,000		Repurchase agreement 5.10%, dated 7/31/2007 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2024 for $750,106,250 on 8/1/2007. The market value of the underlying securities at the end of the period was $765,109,123.	750,000,000
925,000,000		Repurchase agreement 5.05%, dated 7/31/2007 under which Goldman Sachs and Co. will repurchase U.S. Treasury securities with various maturities to 4/15/2011 for $925,129,757 on 8/1/2007. The market value of the underlying securities at the end of the period was $943,632,658.	925,000,000
1,184,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,500,213,333 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,530,004,398.	1,184,000,000
300,000,000		Repurchase agreement 5.15%, dated 7/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $300,042,917 on 8/1/2007. The market value of the underlying securities at the end of the period was $306,002,347.	300,000,000
200,000,000		Repurchase agreement 5.12%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 7/31/2012 for $200,028,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,000,361.	200,000,000
1,534,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which JPMorgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,002,191.	1,534,000,000
500,000,000		Repurchase agreement 5.05%, dated 7/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $500,070,139 on 8/1/2007. The market value of the underlying securities at the end of the period was $510,001,016.	500,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--100.2%
$450,000,000		Repurchase agreement 5.11%, dated 7/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/28/2011 for $450,063,875 on 8/1/2007. The market value of the underlying securities at the end of the period was $459,065,296.	$450,000,000
400,000,000		Repurchase agreement 5.12%, dated 7/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2016 for $400,056,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $408,058,928.	400,000,000
1,000,000,000		Repurchase agreement 5.13%, dated 7/31/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $1,000,142,500 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,202,406.	1,000,000,000
135,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $157,901,833 on 9/19/2007. The market value of the underlying security at the end of the period was $160,211,790.	135,000,000
170,000,000		Interest in $174,000,000 joint repurchase agreement 5.01%, dated 7/31/2007 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 2/15/2019 for $174,024,215 on 8/1/2007. The market value of the underlying security at the end of the period was $177,484,777.	170,000,000
1,250,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,000,243.	1,250,000,000
179,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,904,641.	179,000,000
177,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,843,218.	177,000,000
140,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $166,022,422.	140,000,000
84,500,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2014 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,953,909.	84,500,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [2]	15,170,095,000
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(26,866,249)
		TOTAL NET ASSETS--100%	$15,143,228,751

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2007

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$12,037,056,000	$303,533,000	$15,170,095,000
Investments in securities	2,045,538,593	23,164,693,210	--
Total investments in securities, at amortized cost and value	14,082,594,593	23,468,226,210	15,170,095,000
Cash	936,124	414,114	829,999
Income receivable	33,486,970	102,112,080	17,048,306
Receivable for shares sold	2,224,549	8,450,833	168,571
TOTAL ASSETS	14,119,242,236	23,579,203,237	15,188,141,876
Liabilities:
Payable for investments purchased	2,000,000	527,659,584	--
Payable for shares redeemed	1,714,322	3,581,191	--
Payable for distribution services fee (Note 5)	59,381	75,407	249,252
Payable for shareholder services fee (Note 5)	774,645	1,189,887	1,161,606
Income distribution payable	27,029,110	62,323,910	42,935,009
Accrued expenses	447,231	541,286	567,258
TOTAL LIABILITIES	32,024,689	595,371,265	44,913,125
TOTAL NET ASSETS	$14,087,217,547	$22,983,831,972	$15,143,228,751
Net Assets Consist of:
Paid-in capital	$14,087,208,917	$22,983,963,039	$15,143,300,367
Undistributed (distributions in excess of) net investment income	8,630	(131,067)	(71,616)
TOTAL NET ASSETS	$14,087,217,547	$22,983,831,972	$15,143,228,751
Net Assets:
Institutional Shares	$8,943,041,898	$16,469,931,424	$6,723,409,332
Institutional Service Shares	4,267,270,950	6,207,517,155	6,123,403,042
Institutional Capital Shares	637,490,581	--	1,138,133,234
Trust Shares	239,414,118	306,383,393	1,158,283,143
TOTAL NET ASSETS	$14,087,217,547	$22,983,831,972	$15,143,228,751
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	8,943,199,035	16,470,186,397	6,723,085,901
Institutional Service Shares	4,267,379,061	6,207,372,876	6,123,797,046
Institutional Capital Shares	637,485,311	--	1,137,948,834
Trust Shares	239,145,518	306,403,278	1,158,468,586
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2007

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$646,160,392	$1,190,511,541	$750,934,763
Expenses:
Investment adviser fee (Note 5)	24,180,835	44,202,351	28,617,753
Administrative personnel and services fee (Note 5)	9,586,766	17,528,144	11,347,952
Custodian fees	482,427	925,666	582,611
Transfer and dividend disbursing agent fees and expenses	383,595	329,268	147,964
Directors'/Trustees' fees	101,637	230,902	123,919
Auditing fees	19,506	19,507	19,507
Legal fees	12,471	15,372	13,625
Portfolio accounting fees	197,080	185,074	197,072
Distribution services fee--Trust Shares (Note 5)	561,879	472,580	2,355,349
Shareholder services fee--Institutional Service Shares (Note 5)	8,430,084	13,778,396	12,517,111
Shareholder services fee--Institutional Capital Shares (Note 5)	390,752	--	1,001,729
Account administration fee--Institutional Service Shares	1,144,028	2,051,816	1,489,318
Account administration fee--Institutional Capital Shares	91,448	--	34,449
Account administration fee--Trust Shares	532,179	471,712	2,271,209
Share registration costs	267,418	151,926	76,237
Printing and postage	113,404	108,995	47,300
Insurance premiums	61,126	108,526	76,398
Miscellaneous	50,776	81,954	58,440
TOTAL EXPENSES	46,607,411	80,662,189	60,977,943
Waivers (Note 5):
Waiver of investment adviser fee	(10,310,349)	(17,921,315)	(11,545,875)
Waiver of administrative personnel and services fee	(373,868)	(687,048)	(444,589)
TOTAL WAIVERS	(10,684,217)	(18,608,363)	(11,990,464)
Net expenses	35,923,194	62,053,826	48,987,479
Net investment income	$610,237,198	$1,128,457,715	$701,947,284

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
Year Ended July 31	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$610,237,198	$397,053,749	$1,128,457,715	$904,113,642
Net realized gain on investments	--	--	--	19,446
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	610,237,198	397,053,749	1,128,457,715	904,133,088
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(388,506,266)	(256,450,437)	(805,820,628)	(684,227,011)
Institutional Service Shares	(187,401,781)	(122,791,609)	(313,844,937)	(218,509,885)
Institutional Capital Shares	(24,246,736)	(14,901,586)	--	--
Trust Shares	(10,180,185)	(2,835,807)	(8,891,098)	(1,780,728)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(610,334,968)	(396,979,439)	(1,128,556,663)	(904,517,624)
Share Transactions:
Proceeds from sale of shares	100,219,379,000	121,622,215,277	245,101,417,058	239,640,314,040
Net asset value of shares issued to shareholders in payment of distributions declared	316,591,643	214,926,107	421,595,608	372,405,232
Cost of shares redeemed	(97,043,441,744)	(120,077,728,527)	(243,609,532,942)	(240,296,751,011)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,492,528,899	1,759,412,857	1,913,479,724	(284,031,739)
Change in net assets	3,492,431,129	1,759,487,167	1,913,380,776	(284,416,275)
Net Assets:
Beginning of period	10,594,786,418	8,835,299,251	21,070,451,196	21,354,867,471
End of period	$14,087,217,547	$10,594,786,418	$22,983,831,972	$21,070,451,196
Undistributed (distributions in excess of) net investment income	$8,630	$106,400	$(131,067)	$(32,119)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets - continued

	Treasury Obligations Fund
Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$701,947,284	$521,905,178
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(337,153,887)	(257,475,405)
Institutional Service Shares	(270,525,221)	(208,686,308)
Institutional Capital Shares	(51,279,269)	(31,673,738)
Trust Shares	(43,001,403)	(24,128,847)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(701,959,780)	(521,964,298)
Share Transactions:
Proceeds from sale of shares	67,240,816,072	73,461,176,690
Net asset value of shares issued to shareholders in payment of distributions declared	203,283,357	165,943,475
Cost of shares redeemed	(66,261,597,442)	(71,716,471,589)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,182,501,987	1,910,648,576
Change in net assets	1,182,489,491	1,910,589,456
Net Assets:
Beginning of period	13,960,739,260	12,050,149,804
End of period	$15,143,228,751	$13,960,739,260
Distributions in excess of net investment income	$(71,616)	$(59,120)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of each Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Institutional Capital Shares are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end registered investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees, shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Obligations Fund at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$24,253,810
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$90,794,443
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 8/15/2007	7/31/2004	$64,980,500

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,889,159,353	$75,889,159,353	102,883,407,350	$102,883,407,350
Shares issued to shareholders in payment of distributions declared	197,604,600	197,604,600	137,243,183	137,243,183
Shares redeemed	(73,763,192,844)	(73,763,192,844)	(102,122,900,107)	(102,122,900,107)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,323,571,109	$2,323,571,109	897,750,426	$897,750,426

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,110,014,692	$19,110,014,692	17,728,529,559	$17,728,529,559
Shares issued to shareholders in payment of distributions declared	90,883,175	90,883,175	62,429,858	62,429,858
Shares redeemed	(18,426,895,947)	(18,426,895,947)	(17,057,295,017)	(17,057,295,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	774,001,920	$774,001,920	733,664,400	$733,664,400

	Government Obligations Fund-continued
Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	843,228,727	$843,228,727	571,379,890	$571,379,890
Shares issued to shareholders in payment of distributions declared	23,858,170	23,858,170	14,800,977	14,800,977
Shares redeemed	(607,030,491)	(607,030,491)	(507,373,473)	(507,373,473)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	260,056,406	$260,056,406	78,807,394	$78,807,394

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,376,976,228	$4,376,976,228	438,898,478	$438,898,478
Shares issued to shareholders in payment of distributions declared	4,245,698	4,245,698	452,089	452,089
Shares redeemed	(4,246,322,462)	(4,246,322,462)	(390,159,930)	(390,159,930)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	134,899,464	$134,899,464	49,190,637	$49,190,637
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,492,528,899	$3,492,528,899	1,759,412,857	$1,759,412,857

	Prime Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	192,143,691,315	$192,143,691,315	195,830,365,206	$195,830,365,206
Shares issued to shareholders in payment of distributions declared	324,045,166	324,045,166	302,881,875	302,881,875
Shares redeemed	(191,148,288,071)	(191,148,288,071)	(196,582,948,973)	(196,582,948,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,319,448,410	$1,319,448,410	(449,701,892)	$(449,701,892)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	52,109,567,109	$52,109,567,109	43,532,917,577	$43,532,917,577
Shares issued to shareholders in payment of distributions declared	94,687,949	94,687,949	68,834,830	68,834,830
Shares redeemed	(51,825,239,866)	(51,825,239,866)	(43,501,036,269)	(43,501,036,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	379,015,192	$379,015,192	100,716,138	$100,716,138

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	848,158,634	$848,158,634	277,031,257	$277,031,257
Shares issued to shareholders in payment of distributions declared	2,862,493	2,862,493	688,527	688,527
Shares redeemed	(636,005,005)	(636,005,005)	(212,765,769)	(212,765,769)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	215,016,122	$215,016,122	64,954,015	$64,954,015
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,913,479,724	$1,913,479,724	(284,031,739)	$(284,031,739)

	Treasury Obligations Fund
Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,889,992,415	$37,889,992,415	44,165,575,744	$44,165,575,744
Shares issued to shareholders in payment of distributions declared	143,330,476	143,330,476	122,359,876	122,359,876
Shares redeemed	(37,729,469,179)	(37,729,469,179)	(43,601,649,250)	(43,601,649,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	303,853,712	$303,853,712	686,286,370	$686,286,370

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,388,216,417	$21,388,216,417	22,364,859,502	$22,364,859,502
Shares issued to shareholders in payment of distributions declared	48,349,298	48,349,298	38,022,724	38,022,724
Shares redeemed	(21,025,359,506)	(21,025,359,506)	(21,936,217,537)	(21,936,217,537)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	411,206,209	$411,206,209	466,664,689	$466,664,689

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,042,473,500	$6,042,473,500	5,366,080,952	$5,366,080,952
Shares issued to shareholders in payment of distributions declared	9,205,389	9,205,389	3,868,188	3,868,188
Shares redeemed	(5,951,055,848)	(5,951,055,848)	(4,955,300,921)	(4,955,300,921)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	100,623,041	$100,623,041	414,648,219	$414,648,219

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,920,133,740	$1,920,133,740	1,564,660,492	$1,564,660,492
Shares issued to shareholders in payment of distributions declared	2,398,194	2,398,194	1,692,687	1,692,687
Shares redeemed	(1,555,712,909)	(1,555,712,909)	(1,223,303,881)	(1,223,303,881)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	366,819,025	$366,819,025	343,049,298	$343,049,298
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,182,501,987	$1,182,501,987	1,910,648,576	$1,910,648,576

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended July 31, 2007 and 2006 was as follows:

	2007	2006
	Ordinary Income [1]	Ordinary Income [1]
Government Obligations Fund	$ 610,334,968	$396,979,439
Prime Obligations Fund	$1,128,556,663	$ 904,517,624
Treasury Obligations Fund	$ 701,959,780	$521,964,298

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distributions in Excess of) Ordinary Income
Government Obligations Fund	$ 8,630
Prime Obligations Fund	$(131,067)
Treasury Obligations Fund	$ (71,616)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2007, the Adviser waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$10,310,349
Prime Obligations Fund	$ 17,921,315
Treasury Obligations Fund	$11,545,875

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

For the year ended July 31, 2007, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$373,868
Prime Obligations Fund	$ 687,048
Treasury Obligations Fund	$444,589

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust Shares to finance activities intended to result in the sale of the Trust shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the year ended July 31, 2007, FSC retained $11,636 and $13,266 of fees paid by the Government Obligations Fund and the Treasury Obligations Fund, respectively, and did not retain any fees paid by the Prime Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Funds. For the year ended July 31, 2007, Institutional Shares for the Funds did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, Prime Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Funds participate in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Funds did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Funds' Trustees , upon the recommendation of the Audit Committee, and completion of the audit for July 31, 2006, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ending July 31 2007. The Funds' previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), resigned. The previous reports issued by D&T on the Funds' financial statements for the fiscal years ended 2005 and 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended 2005 and 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Funds have appointed KPMG as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending July 31, 2007. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006, and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Funds nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund's NAV calculation as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2007, 99.98%, 100.00% and 100.0% of the dividends paid by the Government Obligation Fund, Prime Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, PRIME OBLIGATIONS FUND AND TREASURY OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of Money Market Obligations Trust) as of July 31, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended July 31, 2006 and the financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2007, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA CHAIRMAN AND TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS**

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date:December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Prime Fund's portfolio manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: November 1998	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: MAY 2004	Principal Occupations : Susan R. Hill has been the Government and Treasury Fund's Portfolio Manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Funds' Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Funds' Adviser from 1997 until 2004 and an Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Funds' Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Funds' Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Funds' Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

28717 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Municipal Trust

Portfolios of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Federated Capital Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.044)	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	4.48%	3.51%	0.90%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00%	1.00	% [3]
Net investment income	4.39%	3.47%	2.26	% [3]
Expense waiver/reimbursement [4]	0.33%	0.33%	0.35	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,311,899	$8,165,254	$7,429,461

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Federated Government Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00%	1.00	% [3]
Net investment income	4.33%	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30%	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Federated Municipal Trust

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.028	0.022	0.007
Less Distributions:
Distributions from net investment income	(0.028)	(0.022)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	2.77%	2.20%	0.67%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00%	1.00	% [3]
Net investment income	2.73%	2.17%	1.63	% [3]
Expense waiver/reimbursement [4]	0.40%	0.39%	0.51	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$446,174	$403,322	$442,515

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,022.00	$5.01
Federated Government Reserves Fund	$1,000	$1,021.60	$5.01
Federated Municipal Trust	$1,000	$1,013.90	$4.99
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,019.84	$5.01
Federated Government Reserves Fund	$1,000	$1,019.84	$5.01
Federated Municipal Trust	$1,000	$1,019.84	$5.01

1 Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Federated Capital Reserves Fund	1.00%
Federated Government Reserves Fund	1.00%
Federated Municipal Trust	1.00%

Federated Capital Reserves Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	59.2%
Variable Rate Instruments	26.2%
Bank Instruments	7.8%
Repurchase Agreements	7.1%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	36.7	% [4]
8-30 Days	36.0%
31-90 Days	14.4%
91-180 Days	4.2%
181 Days or more	9.0%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 31.2% of the Fund's portfolio.

Federated Capital Reserves Fund
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.0%
		Finance - Automotive--0.3%
$8,084,603	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$8,084,603
22,698,611	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	22,698,611
		TOTAL	30,783,214
		Finance - Equipment--0.0%
1,501,640		GE Equipment Midticket LLC Series 2006-1, Class A1, 5.301%, 12/15/2007	1,501,640
		Finance - Retail--3.7%
31,500,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	31,500,000
100,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 5.300%, 5/17/2008	100,000,000
25,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	25,000,000
54,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	54,000,000
50,000,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	50,000,000
85,000,000	[1,2]	WST Trust Series 2007-1G, Class A1, 5.330%, 5/21/2008	85,000,000
		TOTAL	345,500,000
		TOTAL ASSET-BACKED SECURITIES	377,784,854
		CERTIFICATES OF DEPOSIT--7.8%
		Banking--7.8%
80,000,000		Barclays Bank PLC, 5.320% - 5.380%, 8/23/2007 - 2/15/2008	80,000,000
50,000,000		Citizens Bank of Pennsylvania, 5.320%, 8/29/2007	50,000,000
228,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	227,999,315
25,000,000		HBOS Treasury Services PLC, 5.310%, 5/22/2008	25,000,000
45,000,000		Huntington National Bank, Columbus, OH, 5.350%, 10/5/2007	45,000,000
162,000,000		Mizuho Corporate Bank Ltd., 5.310%, 8/13/2007 - 8/15/2007	162,000,000
25,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	25,000,000
40,000,000		Toronto Dominion Bank, 5.420%, 8/3/2007	40,000,143
71,000,000		Wilmington Trust Co., 5.310% - 5.330%, 8/3/2007 - 10/19/2007	70,999,773
		TOTAL CERTIFICATES OF DEPOSIT	725,999,231
		COLLATERALIZED LOAN AGREEMENTS--20.3%
		Banking--13.7%
180,000,000		Barclays Capital, Inc., 5.465%, 8/1/2007	180,000,000
150,000,000		Credit Suisse First Boston LLC, 5.455%, 8/1/2007	150,000,000
200,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/27/2007	200,000,000
350,000,000		HSBC Securities (USA), Inc., 5.475%, 8/1/2007	350,000,000
400,000,000		IXIS Financial Products Inc., 5.370%, 8/1/2007	400,000,000
		TOTAL	1,280,000,000
		Brokerage--6.6%
100,000,000		Citigroup Global Markets, Inc., 5.425%, 8/1/2007	100,000,000
300,000,000		Goldman Sachs & Co., 5.475%, 8/1/2007	300,000,000
210,000,000		Morgan Stanley & Co., Inc., 5.465% - 5.475%, 8/1/2007	210,000,000
		TOTAL	610,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,890,000,000
Principal Amount			Value
		COMMERCIAL PAPER--25.1% [3]
		Aerospace/Auto--1.2%
$41,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.366% - 5.407%, 8/24/2007 - 9/20/2007	$40,762,195
71,078,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 5.353% - 5.481%, 8/1/2007 - 8/23/2007	71,023,071
		TOTAL	111,785,266
		Banking--2.4%
75,000,000	[1,2]	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 5.311%, 8/14/2007	74,858,083
35,880,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 5.303% - 5.307%, 8/6/2007 - 8/15/2007	35,820,179
110,000,000	[1,2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 5.328% - 5.330%, 10/3/2007 - 10/5/2007	108,983,129
		TOTAL	219,661,391
		Consumer Products--0.4%
38,140,000	[1,2]	Fortune Brands, Inc., 5.361% - 5.383%, 8/13/2007 - 9/13/2007	38,028,642
		Electrical Equipment--0.2%
23,900,000		Whirlpool Corp., 5.348% - 5.425%, 8/22/2007 - 8/31/2007	23,816,054
		Finance - Automotive--6.5%
54,500,000		DaimlerChrysler North America Holding Corp., 5.372% - 5.401%, 8/8/2007 - 8/28/2007	54,335,265
53,298,000		DRAC LLC, A1/P1 Series, 5.303%, 8/10/2007	53,227,647
113,750,000		DRAC LLC, A1+/P1 Series, 5.326% - 5.335%, 8/15/2007 - 8/20/2007	113,479,519
102,045,000		FCAR Auto Loan Trust, A1/P1 Series, 5.336% - 5.359%, 8/10/2007 - 11/16/2007	101,179,607
285,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.321% - 5.364%, 8/10/2007 - 1/16/2008	281,376,427
		TOTAL	603,598,465
		Finance - Commercial--1.0%
95,000,000	[1,2]	Versailles CDS LLC, 5.299% - 5.300%, 8/17/2007 - 9/3/2007	94,869,466
		Finance - Retail--3.7%
145,000,000		Countrywide Financial Corp., 5.338% - 5.401%, 9/7/2007 - 10/5/2007	144,019,896
25,000,000	[1,2]	Paradigm Funding LLC, 5.346%, 8/9/2007	24,971,083
175,000,000	[1,2]	Sheffield Receivables Corp., 5.305% - 5.306%, 8/13/2007 - 8/20/2007	174,593,000
		TOTAL	343,583,979
		Finance - Securities--4.9%
30,000,000	[1,2]	Galaxy Funding, Inc., 5.300%, 8/1/2007	30,000,000
80,000,000	[1,2]	Georgetown Funding Co. LLC, 5.313% - 5.316%, 8/25/2007 - 9/7/2007	79,779,583
20,000,000	[1,2]	Grampian Funding LLC, 5.349%, 8/3/2007	19,994,211
15,000,000	[1,2]	KLIO Funding Ltd., 5.330%, 8/22/2007	14,953,975
50,000,000	[1,2]	KLIO II Funding Ltd., 5.402%, 9/20/2007	49,629,861
84,141,000	[1,2]	Scaldis Capital LLC, 5.311%, 8/15/2007 - 8/16/2007	83,963,717
175,000,000	[1,2]	Three Rivers Funding Corp., 5.312% - 5.314%, 8/3/2007 - 8/6/2007	174,915,508
		TOTAL	453,236,855
		Food & Beverage--0.4%
35,000,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 5.340% - 5.395%, 8/1/2007	35,000,000
		Homebuilding--0.1%
7,750,000		Centex Corp., 5.458%, 9/26/2007	7,684,779
		Pharmaceuticals and Health Care--3.7%
345,000,000	[1,2]	AstraZeneca PLC, 5.314% - 5.348%, 8/14/2007 - 9/20/2007	343,290,586
		Retail--0.6%
59,400,000	[1,2]	Safeway, Inc., 5.406% - 5.482%, 8/1/2007 - 8/22/2007	59,312,980
		TOTAL COMMERCIAL PAPER	2,333,868,463
Principal Amount			Value
		CORPORATE BONDS--1.0%
		Banking--0.5%
$45,000,000		Citigroup, Inc., 3.500%, 2/1/2008	$44,563,458
		Retail--0.5%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,240,458
		TOTAL CORPORATE BONDS	94,803,916
		CORPORATE NOTES--7.6%
		Banking--2.3%
59,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	59,500,000
23,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	23,000,000
36,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	36,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
45,000,000		UBS AG, 5.400%, 11/28/2007	45,000,000
		TOTAL	210,500,000
		Brokerage--1.2%
110,000,000		Goldman Sachs Group, Inc., 5.390% - 5.495%, 12/18/2007 - 1/16/2008	110,000,000
		Finance - Retail--1.5%
90,000,000	[1,2]	SLM Corp., 5.320%, 5/12/2008	90,000,000
51,000,000		SLM Corp., 5.320%, 4/14/2008	51,000,000
		TOTAL	141,000,000
		Finance - Securities--2.6%
25,000,000	[1]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.350%, 5/21/2008	25,000,000
50,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.420%, 9/17/2007	50,000,000
168,500,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.350% - 5.415%, 10/18/2007 - 8/5/2008	168,500,000
		TOTAL	243,500,000
		TOTAL CORPORATE NOTES	705,000,000
		LOAN PARTICIPATION--1.2%
		Miscellaneous--1.2%
110,000,000		Cargill, Inc., 5.310% - 5.320%, 8/15/2007 - 8/23/2007	110,000,000
		TOTAL LOAN PARTICIPATION	110,000,000
		NOTES - VARIABLE--26.2% [4]
		Banking--15.0%
250,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.330% - 5.340%, 8/23/2007 -10/5/2007	250,000,000
40,000,000	[1,2]	Bank of Ireland, 5.310%, 8/20/2007	40,000,000
20,000,000		Bank of Montreal, 5.330%, 8/21/2007	20,000,000
195,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.350%, 8/20/2007 - 8/27/2007	195,000,000
3,270,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	3,270,000
6,245,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Banks, Inc. LOC), 5.370%, 8/1/2007	6,245,000
4,250,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	4,250,000
20,000,000		Comerica Bank, 5.340%, 8/1/2007	20,000,180
100,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 8/24/2007	100,000,000
205,000,000	[1,2]	Credit Agricole S.A., 5.330% - 5.350%, 8/23/2007 - 10/22/2007	205,000,000
50,000,000		Credit Suisse, Zurich, 5.330%, 8/27/2007	50,000,000
5,000,000		East Montgomery Health Facilities Development, Inc., Series 2006 - A, (First Commercial Bank, Birmingham, AL LOC), 5.370%, 8/2/2007	5,000,000
2,350,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 5.470%, 8/2/2007	2,350,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$1,600,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	$1,600,000
1,750,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	1,750,000
62,000,000	[1,2]	HBOS Treasury Services PLC, 5.310%, 8/9/2007	62,000,000
4,595,000		M & C Holdings LLC, (RBC Centura Bank LOC), 5.370%, 8/2/2007	4,595,000
2,980,000		Mesa Properties LLC, Series 2002, (RBC Centura Bank LOC), 5.370%, 8/2/2007	2,980,000
73,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 8/7/2007	73,000,000
2,765,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 5.390%, 8/2/2007	2,765,000
20,000,000		PNC Bank, N.A., 5.270%, 8/17/2007	19,994,793
4,175,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	4,175,000
135,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 8/1/2007	135,000,000
50,000,000	[1,2]	Societe Generale, Paris, 5.310%, 8/2/2007	50,000,000
2,590,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	2,590,000
35,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Guaranteed by Wachovia Corp.), 5.360%, 9/28/2007	35,000,000
250,000		Wells Fargo & Co., 5.380%, 8/2/2007	250,000
100,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	100,000,000
3,745,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.420%, 8/2/2007	3,745,000
		TOTAL	1,400,559,973
		Brokerage--5.1%
5,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	5,000,000
36,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300%, 8/20/2007	36,000,000
210,000,000		Merrill Lynch & Co., Inc., 5.300% - 5.330%, 8/15/2007 - 8/24/2007	210,000,000
180,450,000		Morgan Stanley, 5.445% - 5.470%, 8/1/2007	180,450,000
40,000,000	[1]	PYXIS Master Trust, Class 2007-6, (Guaranteed by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	40,000,000
		TOTAL	471,450,000
		Finance - Retail--1.2%
70,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/6/2007 - 8/10/2007	69,998,146
20,000,000		Countrywide Financial Corp., 5.436%, 10/9/2007	20,000,919
20,000,000	[1,2]	Paradigm Funding LLC, 5.290%, 8/17/2007	19,999,082
		TOTAL	109,998,147
		Finance - Securities--3.5%
250,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.315% - 5.338%, 8/1/2007 - 10/22/2007	249,980,142
30,000,000	[1]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.340%, 11/15/2007	29,991,000
45,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.320% - 5.480%, 8/1/2007	45,001,555
		TOTAL	324,972,697
		Insurance--1.4%
31,000,000		Genworth Life Insurance Co., 5.447% - 5.450%, 8/9/2007 - 9/4/2007	31,000,000
23,600,000		Hartford Life Global Funding Trust, 5.320%, 8/15/2007	23,600,000
40,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 9/2/2007 - 9/28/2007	40,000,000
7,000,000		Monumental Life Insurance Co., 5.410%, 8/1/2007	7,000,000
30,000,000		New York Life Insurance Co., 5.420%, 8/1/2007	30,000,000
		TOTAL	131,600,000
		TOTAL NOTES - VARIABLE	2,438,580,817
Principal Amount			Value
		REPURCHASE AGREEMENTS--7.1%
$200,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 7/31/2007 under which Banc of America Securities LLC. will repurchase U.S. Government Agency securities with various maturities to 12/16/2046 for $200,029,389 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,302,706.	$200,000,000
161,000,000		Interest in $328,000,000 joint repurchase agreement 5.110%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury security with a maturity date of 4/15/2029 for $161,022,853 on 8/1/2007. The market value of the underlying security at the end of the period was $334,608,407.	161,000,000
300,000,000		Interest in $300,000,000 joint repurchase agreement 5.300%, dated 7/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 08/01/2037 for $300,044,167 on 8/1/2007. The market value of the underlying securities at the end of the period was $306,767,441.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	661,000,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [5]	9,337,037,281
		OTHER ASSETS AND LIABILITIES - NET--(0.3%)	(25,138,011)
		TOTAL NET ASSETS--100%	$9,311,899,270

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $3,901,502,408, which represented 41.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $3,775,728,194, which represented 40.5% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	86.8%
U.S. Government Agency Securities	13.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.8%
8-30 Days	4.7%
31-90 Days	3.9%
91-180 Days	3.1%
181 Days or more	7.4%
Other Assets and Liabilities-Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund-
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--13.1%
$80,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.000% - 5.200%, 9/19/2007	$79,923,821
298,925,000		Federal Home Loan Bank System Notes, 3.750% - 6.500%, 8/15/2007 - 7/17/2008	298,656,623
121,020,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.945% - 5.020%, 8/3/2007 - 1/7/2008	119,704,245
100,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Note, 5.215%, 9/17/2007	99,994,350
146,000,000		Federal Home Loan Mortgage Corp. Notes, 5.295% - 5.425%, 12/5/2007 - 7/27/2008	145,998,041
94,000,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	90,634,540
128,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.200%, 9/28/2007	127,967,871
254,802,000		Federal National Mortgage Association Notes, 2.875% - 5.300%, 9/14/2007 - 5/19/2008	253,939,987
		TOTAL U.S. GOVERNMENT AGENCIES	1,216,819,478
		REPURCHASE AGREEMENTS--86.8%
210,000,000	[3]	Repurchase agreement 5.270%, dated 7/11/2007 under which Bank of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2035 for $211,045,217 on 8/14/2007. The market value of the underlying securities at the end of the period was $214,827,130.	210,000,000
1,800,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 7/31/2007 under which Bank of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 12/16/2046 for $1,800,264,500 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,302,706.	1,800,000,000
75,000,000	[3]	Repurchase agreement 5.290%, dated 4/11/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 3/15/2037 for $79,022,604 on 4/10/2008. The market value of the underlying securities at the end of the period was $77,499,733.	75,000,000
2,000,000,000		Repurchase agreement 5.290%, dated 7/31/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 7/15/2037 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,040,300,176.	2,000,000,000
167,000,000		Interest in $328,000,000 joint repurchase agreement 5.110%, dated 7/31/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $167,023,705 on 8/1/2007. The market value of the underlying securities at the end of the period was $334,608,407.	167,000,000
2,000,000,000		Repurchase agreement 5.300%, dated 7/31/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,000,294,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,043,703,268.	2,000,000,000
1,000,000,000		Repurchase agreement 5.300%, dated 7/31/2007 under which Citigroup Global Markets, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $1,000,147,222 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,029,588,775.	1,000,000,000
210,000,000	[3]	Repurchase agreement 5.270%, dated 7/11/2007 under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 6/1/2037 for $211,075,958 on 8/15/2007. The market value of the underlying securities at the end of the period was $217,591,916.	210,000,000
400,000,000		Repurchase agreement 5.310%, dated 7/31/2007 under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $400,059,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $411,250,317.	400,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$80,000,000	[3]	Repurchase agreement 5.310%, dated 2/2/2007 under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 7/1/2037 for $82,124,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $86,382,091.	$80,000,000
80,000,000	[3]	Repurchase agreement 5.286%, dated 11/8/2006 under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 2/25/2033 for $84,275,487 on 11/7/2007. The market value of the underlying securities at the end of the period was $83,428,353.	80,000,000
45,000,000	[3]	Repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 1/25/2034 for $47,405,038 on 5/27/2008. The market value of the underlying securities at the end of the period was $46,768,622.	45,000,000
		TOTAL REPURCHASE AGREEMENTS	8,067,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	9,283,819,478
		OTHER ASSETS AND LIABILITIES - NET--0.1%	11,421,844
		TOTAL NET ASSETS--100%	$9,295,241,322

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust-
Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	89.7%
Municipal Notes	8.5%
Commercial Paper	1.3%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.6%
8-30 Days	1.2%
31-90 Days	3.0%
91-180 Days	1.1%
181 Days or more	4.6%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust-
Portfolio of Investments

July 31, 2007

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		Alabama--2.4%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	$600,000
100,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	100,000
4,315,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 3.730%, 8/2/2007	4,315,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	5,000,000
560,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 3.730%, 8/2/2007	560,000
		TOTAL	10,575,000
		Alaska--0.7%
3,100,000		North Slope Borough, AK, (Series 2001) Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 3.740% 8/1/2007	3,100,000
		Arizona--1.3%
6,000,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007-E3) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	6,000,000
		Arkansas--0.1%
500,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/2/2007	500,000
		California--0.4%
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.690% 8/2/2007	2,000,000
		Colorado--0.9%
4,045,000	[3,4]	Colorado HFA, MERLOTS (Series 2002-A60) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	4,045,000
		District of Columbia--0.7%
2,400,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 8/2/2007	2,400,000
850,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 8/2/2007	850,000
		TOTAL	3,250,000
		Florida--7.6%
10,000,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	10,000,000
2,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 8/2/2007	2,345,000
1,520,000		Florida HFA, (2006 Series H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 3.690%, 8/2/2007	1,520,000
8,500,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank N.A,. New York LOC), 3.680%, 8/1/2007	8,500,000
2,500,000		Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly VRDNs (TWC Twenty-Two)/(Citibank N.A., New York LOC), 3.680%, 8/1/2007	2,500,000
5,500,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	5,500,000
2 000,000		Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(Federal National Mortgage Association LOC), 3.670%, 8/1/2007	2,000,000
1,500,000		St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 8/2/2007	1,500,000
		TOTAL	33,865,000
		Georgia--6.0%
4,000,000	[3,4]	Cobb County, GA Housing Authority, (Series PT-2221) Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/2/2007	4,000,000
2,100,000		DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.730%, 8/1/2007	2,100,000
16,615,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	16,615,000
1,600,000		Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 3.870%, 8/2/2007	1,600,000
2,000,000		Mitchell County, GA Development Authority, (Series 2006) Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2007	2,000,000
650,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.780%, 8/1/2007	650,000
		TOTAL	26,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Idaho--0.5%
$2,425,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 3.780%, 8/2/2007	$2,425,000
		Illinois--6.7%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Regions Bank, Alabama LOC), 3.750%, 8/2/2007	6,000,000
4,460,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/2/2007	4,460,000
4,000,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.730%, 8/1/2007	4,000,000
2,650,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E5) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.730%, 8/1/2007	2,650,000
4,200,000	[3,4]	Chicago, IL O'Hare International Airport, PUTTERs (Series 1364Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	4,200,000
7,245,000	[3,4]	Chicago, IL O'Hare International Airport, PUTTERs (Series 844Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	7,245,000
1,200,000	[3,4]	Chicago, IL Single Family Mortgage, MACON (Series 1999N) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.760%, 8/2/2007	1,200,000
190,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.740%, 8/1/2007	190,000
		TOTAL	29,945,000
		Indiana--3.3%
372,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.770%, 8/2/2007	372,000
3,250,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 3.710%, 8/2/2007	3,250,000
2,700,000	[3,4]	Indiana State Finance Authority Water Facilities, Austin (Series BOA 111) Weekly VRDNs (Indiana-American Water Company, Inc.)/(Ambac Financial Group, Inc. INS)/(Bank of America N.A. LIQ), 3.700%, 8/2/2007	2,700,000
5,090,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.710%, 8/2/2007	5,090,000
3,120,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, MACON (Series 2005P) Weekly VRDNs (Indianapolis, IN Airport Authority)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.690%, 8/2/2007	3,120,000
		TOTAL	14,532,000
		Kansas--0.5%
2,437,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.700%, 8/2/2007	2,437,000
		Kentucky--1.7%
4,600,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.750%, 8/2/2007	4,600,000
2,555,000		Henderson, KY IDRB, Series 1998 Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.720%, 8/2/2007	2,555,000
178,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.740%, 8/2/2007	178,000
275,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.830%, 8/2/2007	275,000
		TOTAL	7,608,000
		Louisiana--0.3%
1,530,000	[3,4]	Jefferson Parish, LA Home Mortgage Authority, MERLOTS (Series 2001-A79) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.780%, 8/1/2007	1,530,000
		Maine--1.2%
100,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.690%, 8/1/2007	100,000
1,050,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC), 3.710%, 8/1/2007	1,050,000
1,820,000		Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank LOC), 3.710%, 8/2/2007	1,820,000
2,540,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414B) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.710%, 8/2/2007	2,540,000
		TOTAL	5,510,000
		Maryland--3.4%
7,400,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54) Weekly VRDNs (Bank of New York LIQ), 3.730%, 8/1/2007	7,400,000
7,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.690%, 8/2/2007	7,730,000
		TOTAL	15,130,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--0.5%
$2,335,000		Massachusetts Development Finance Agency, (Series 2004), 3.770% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 9/10/2007	$2,335,000
		Minnesota--2.8%
4,900,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	4,900,000
475,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/ (Federal National Mortgage Association LOC), 3.710%, 8/2/2007	475,000
2,500,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	2,500,000
4,500,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A LOC), 3.750%, 8/3/2007	4,500,000
		TOTAL	12,375,000
		Mississippi--6.2%
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	150,000
3,460,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	3,460,000
2,600,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	2,600,000
1,865,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	1,865,000
1,000,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank, LOC), 3.730%, 8/2/2007	1,000,000
6,200,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	6,200,000
4,000,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	4,000,000
520,000		Mississippi Home Corp., MFH Revenue Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC),3.780%, 8/2/2007	520,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.300% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2008	7,800,000
		TOTAL	27,595,000
		Missouri--2.2%
4,730,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 3.710%, 8/2/2007	4,730,000
5,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.730%, 8/2/2007	5,000,000
		TOTAL	9,730,000
		Multi State--4.2%
1,785,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2006-5 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/2/2007	1,785,000
857,494	[3,4]	GS Pool Trust (Series 2006-56TP) Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	857,494
1,953,985	[3,4]	GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007	1,953,985
1,900,000	[3,4]	GS Pool Trust (Series 2006-35TP) Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007	1,900,000
7,900,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 1761P) Weekly VRDNs (Ambac Financial Group, Inc., FGIC, Financial Security Assurance, Inc. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.880%, 8/2/2007	7,900,000
1,520,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (Ambac Financial Group, Inc., FGIC, Financial Security Assurance, Inc., MBIA Insurance Corp. INS and Merrill Lynch & Co., Inc. LIQs), 3.810%, 8/2/2007	1,520,000
2,600,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 8/2/2007	2,600,000
		TOTAL	18,516,479
		Nebraska--1.4%
5,600,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.710%, 8/2/2007	5,600,000
500,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	500,000
		TOTAL	6,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--2.0%
$3,385,000	[3,4]	Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	$3,385,000
2,400,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 8/1/2007	2,400,000
3,195,000		Director of the State of Nevada Department of Business and Industry, Industrial Development Revenue Bonds (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 3.730%, 8/2/2007	3,195,000
		TOTAL	8,980,000
		New Jersey--6.6%
3,875,000	[3,4]	ABN AMRO Muni TOPS Certificates Trust (New York/New Jersey AMT) Series 2006-87 Weekly VRDNs (Port Authority of New York and New Jersey)/(FSA, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 8/2/2007	3,875,000
5,000,000		Hoboken, NJ, 3.900% TANs, 8/17/2007	5,000,107
3,440,000		Hoboken, NJ, 4.250% BANs, 9/14/2007	3,441,996
2,600,000		Island Heights, NJ, 4.250% BANs, 9/7/2007	2,601,142
5,227,430		Point Pleasant, NJ, 4.125% BANs, 1/30/2008	5,235,611
2,000,000		Washington Borough, NJ, 4.000% BANs, 11/30/2007	2,000,648
7,203,000		Wildwood, NJ, 4.375% BANs, 5/9/2008	7,224,595
		TOTAL	29,379,099
		New York--4.0%
4,545,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.710%, 8/2/2007	4,545,000
3,250,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.690%, 8/1/2007	3,250,000
2,000,000		New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East 60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.690%, 8/1/2007	2,000,000
6,350,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East 21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.680%, 8/1/2007	6,350,000
1,628,000		Syracuse, NY, 3.750% BANs, 10/26/2007	1,628,000
		TOTAL	17,773,000
		North Carolina--2.0%
3,335,000	[3,4]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	3,335,000
5,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	5,500,000
		TOTAL	8,835,000
		North Dakota--0.2%
1,000,000		Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.730%, 8/2/2007	1,000,000
		Ohio--0.6%
2,885,000		Stark County, OH IDR, 4.150% BANs, 11/15/2007	2,888,667
		Oklahoma--1.1%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	350,000
3,100,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.700%, 8/2/2007	3,100,000
1,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.730%, 8/1/2007	1,500,000
		TOTAL	4,950,000
		Pennsylvania--0.1%
257,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.690%, 8/1/2007	257,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--2.7%
$2,100,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.740%, 8/1/2007	$2,100,000
1,400,000		South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.690%, 8/1/2007	1,400,000
3,375,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 3.980%, 8/2/2007	3,375,000
5,265,000	[3,4]	South Carolina State Housing Finance & Development Authority, PUTTERs (Series 1388) Weekly VRDNs (Ambac Financial Group, Inc. INS)/ (JPMorgan Chase & Co. LIQ), 3.710%, 8/2/2007	5,265,000
		TOTAL	12,140,000
		Tennessee--1.3%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,500,000
1,675,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.730%, 8/1/2007	1,675,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.830%, 8/2/2007	445,000
		TOTAL	5,620,000
		Texas--12.1%
7,500,000		Brazos Harbor, TX Industrial Development Corp., (Series 2006) Weekly VRDNs (BASF Corp.), 3.740%, 8/1/2007	7,500,000
4,500,000		First Rio Grande, TX Regional Water Authority Economic Development Corp., (Series 2007) Weekly VRDNs (Rio Grande Valley Sugar Growers, Inc.)/ (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	4,500,000
2,200,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	2,200,000
10,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	10,000,000
5,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank N.A., New York LOC), 3.700%, 8/2/2007	5,000,000
1,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 3.950%, 8/2/2007	1,500,000
200,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	200,000
1,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.710%, 8/1/2007	1,800,000
7,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,500,000
270,000		Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC), 3.700%, 8/1/2007	270,000
5,000,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.700%, 8/2/2007	5,000,000
5,840,000	[3,4]	San Antonio, TX Housing Finance Corp., ROCs (Series 822CE) Weekly VRDNs (Babcock Villa & Stone Ridge Apartments)/(Citigroup, Inc. LIQ)/ (Citigroup, Inc. LOC), 3.740%, 8/2/2007	5,840,000
1,980,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-1347) Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC), 3.720%, 8/2/2007	1,980,000
600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.830%, 8/2/2007	600,000
		TOTAL	53,890,000
		Virginia--1.5%
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.980% CP (Virginia Electric & Power Co.), Mandatory Tender 10/23/2007	3,500,000
3,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,000,000
		TOTAL	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--6.6%
$6,140,000	[3,4]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	$6,140,000
11,995,000	[3,4]	Port of Seattle, WA, Muni TOPS (Series 2007-39) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/2/2007	11,995,000
6,000,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	6,000,000
5,265,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.700%, 8/2/2007	5,265,000
		TOTAL	29,400,000
		West Virginia--0.5%
2,100,000		Marion County, WV County Commission, (Series 1990B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.720%, 8/1/2007	2,100,000
		Wisconsin--3.2%
200,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.710%, 8/1/2007	200,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 3.710%, 8/2/2007	1,000,000
8,000,000	[3,4]	Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	8,000,000
5,000,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 11136) Weekly VRDNs (Citibank N.A., New York LIQ), 3.700%, 8/2/2007	5,000,000
		TOTAL	14,200,000
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	443,981,245
		OTHER ASSETS AND LIABILITIES - NET--0.5%	2,192,832
		TOTAL NET ASSETS--100%	$446,174,077

Securities that are subject to the federal alternative minimum tax (AMT) represent 88.1% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2007 the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
94.1%	5.9%

2 Current rate and next reset date shown on variable rate demand notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933: or (b) is subject to contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $186,188,479, which represented 41.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007 these liquid restricted securities amounted to $186,188,479, which represented 41.7% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-
Federated Capital Reserves Fund

July 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$9,337,037,281
Cash		686,584
Income receivable		35,611,577
TOTAL ASSETS		9,373,335,442
Liabilities:
Payable for investments purchased	$54,986,000
Payable for distribution services fee (Note 5)	3,555,636
Payable for shareholder services fee (Note 5)	1,944,093
Accrued expenses	950,443
TOTAL LIABILITIES		61,436,172
Net assets for 9,311,829,713 shares outstanding		$9,311,899,270
Net Assets Consist of:
Paid-in capital		$9,311,829,713
Undistributed net investment income		69,557
TOTAL NET ASSETS		$9,311,899,270
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$9,311,899,270 ÷ 9,311,829,713 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-
Federated Government Reserves Fund

July 31, 2007

Assets:
Investments in repurchase agreements	$8,067,000,000
Investments in securities	1,216,819,478
Total investments in securities, at amortized cost and value		$9,283,819,478
Cash		144,866
Income receivable		17,533,654
TOTAL ASSETS		9,301,497,998
Liabilities:
Payable for distribution services fee (Note 5)	3,520,719
Payable for shareholder services fee (Note 5)	1,930,298
Payable for transfer and dividend disbursing agent fees and expenses	779,133
Accrued expenses	26,526
TOTAL LIABILITIES		6,256,676
Net assets for 9,295,163,716 shares outstanding		$9,295,241,322
Net Assets Consist of:
Paid-in capital		$9,295,163,716
Undistributed net investment income		77,606
TOTAL NET ASSETS		$9,295,241,322
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$9,295,241,322 ÷ 9,295,163,716 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-
Federated Municipal Trust

July 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$443,981,245
Cash		85,808
Income receivable		2,421,706
TOTAL ASSETS		446,488,759
Liabilities:
Payable for investments purchased	$4,824
Payable for distribution services fee (Note 5)	165,164
Payable for shareholder service fee (Note 5)	90,485
Payable for transfer and dividend disbursing agent fees and expenses	40,942
Accrued expenses	13,267
TOTAL LIABILITIES		314,682
Net assets for 446,166,554 shares outstanding		$446,174,077
Net Assets Consist of:
Paid-in capital		$446,166,554
Accumulated net realized gain on investments		3,680
Undistributed net investment income		3,843
TOTAL NET ASSETS		$446,174,077
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$446,174,077 ÷ 446,166,554 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Capital Reserves Fund

Year Ended July 31, 2007

Investment Income:
Interest			$481,772,333
Expenses:
Investment adviser fee (Note 5)		$26,779,940
Administrative personnel and services fee (Note 5)		7,078,824
Custodian fees		253,200
Transfer and dividend disbursing agent fees and expenses		8,958,113
Directors'/Trustees' fees		76,365
Auditing fees		13,106
Legal fees		11,158
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		49,096,557
Shareholder services fee (Note 5)		22,316,617
Share registration costs		3,848,646
Printing and postage		849,385
Insurance premiums		48,138
Miscellaneous		15,211
TOTAL EXPENSES		119,520,260
Waivers (Note 5):
Waiver of investment adviser fee	$(20,613,021)
Waiver of administrative personnel and services fee	(276,719)
Waiver of distribution services fee	(8,926,647)
TOTAL WAIVERS		(29,816,387)
Net expenses			89,703,873
Net investment income			$392,068,460

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Government Reserves Fund

Year Ended July 31, 2007

Investment Income:
Interest			$449,219,922
Expenses:
Investment adviser fee (Note 5)		$25,269,636
Administrative personnel and services fee (Note 5)		6,679,249
Custodian fees		224,993
Transfer and dividend disbursing agent fees and expenses		8,466,272
Directors'/Trustees' fees		62,477
Auditing fees		13,105
Legal fees		10,965
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		46,327,665
Shareholder services fee (Note 5)		21,058,030
Share registration costs		214,058
Printing and postage		1,153,251
Insurance premiums		45,688
Miscellaneous		12,900
TOTAL EXPENSES		109,713,289
Waivers (Note 5):
Waiver of investment adviser fee	$(16,384,459)
Waiver of administrative personnel and services fee	(260,762)
Waiver of distribution services fee	(8,423,212)
TOTAL WAIVERS		(25,068,433)
Net expenses			84,644,856
Net investment income			$364,575,066

See Notes which are an integral part of the Financial Statements

Statement of Operations-
Federated Municipal Trust

Year Ended July 31, 2007

Investment Income:
Interest			$15,449,270
Expenses:
Investment adviser fee (Note 5)		$1,241,601
Administrative personnel and services fee (Note 5)		328,240
Custodian fees		15,744
Transfer and dividend disbursing agent fees and expenses		401,671
Directors'/Trustees' fees		4,708
Auditing fees		13,106
Legal fees		8,970
Portfolio accounting fees		125,000
Distribution services fee (Note 5)		2,276,268
Shareholder services fee (Note 5)		1,034,667
Share registration costs		316,387
Printing and postage		23,798
Insurance premiums		8,245
Miscellaneous		1,491
TOTAL EXPENSES		5,799,896
Waivers (Note 5):
Waiver of investment adviser fee	$(1,214,208)
Waiver of administrative personnel and services fee	(12,873)
Waiver of distribution services fee	(413,867)
TOTAL WAIVERS		(1,640,948)
Net expenses			4,158,948
Net investment income			11,290,322
Net realized gain on investments			7,109
Change in net assets resulting from operations			$11,297,431

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Capital Reserves Fund

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$392,068,460	$280,761,695
Distributions to Shareholders:
Distributions from net investment income	(392,010,360)	(280,844,957)
Share Transactions:
Proceeds from sale of shares	4,798,973,817	3,871,114,316
Net asset value of shares issued to shareholders in payment of distributions declared	392,010,360	280,844,907
Cost of shares redeemed	(4,044,396,746)	(3,416,083,200)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,146,587,431	735,876,023
Change in net assets	1,146,645,531	735,792,761
Net Assets:
Beginning of period	8,165,253,739	7,429,460,978
End of period (including undistributed net investment income of $69,557 and $11,457, respectively)	$9,311,899,270	$8,165,253,739

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Government Reserves Fund

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$364,575,066	$235,356,156
Distributions to Shareholders:
Distributions from net investment income	(364,587,780)	(235,433,046)
Share Transactions:
Proceeds from sale of shares	4,767,203,914	7,178,814,440
Net asset value of shares issued to shareholders in payment of distributions declared	364,587,780	235,432,403
Cost of shares redeemed	(3,460,069,032)	(6,041,460,584)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,671,722,662	1,372,786,259
Change in net assets	1,671,709,948	1,372,709,369
Net Assets:
Beginning of period	7,623,531,374	6,250,822,005
End of period (including undistributed net investment income of $77,606 and $90,320, respectively)	$9,295,241,322	$7,623,531,374

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-
Federated Municipal Trust

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,290,322	$9,232,427
Net realized gain (loss) on investments	7,109	(2,358)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,297,431	9,230,069
Distributions to Shareholders:
Distributions from net investment income	(11,299,618)	(9,226,852)
Distributions from net realized gain on investments	(1,071)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,300,689)	(9,226,852)
Share Transactions:
Proceeds from sale of shares	755,493,272	515,662,998
Net asset value of shares issued to shareholders in payment of distributions declared	11,300,689	9,226,843
Cost of shares redeemed	(723,939,026)	(564,085,623)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	42,854,935	(39,195,782)
Change in net assets	42,851,677	(39,192,565)
Net Assets:
Beginning of period	403,322,400	442,514,965
End of period (including undistributed net investment income of $3,843 and $13,139, respectively)	$446,174,077	$403,322,400

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Interest income from the investments of Federated Municipal Trust may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Federated Capital Reserves Fund and Federated Government Reserves Fund to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Federated Capital Reserves at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 8,084,603
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$22,698,611
K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.340%, 11/15/2007	7/31/2007	$29,991,000
K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.350%, 5/21/2008	5/10/2007	$25,000,000
PYXIS Master Trust, Class 2007-6, (Guaranteed by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	3/6/2007	$40,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended July 31,
Federated Capital Reserves Fund	2007	2006
Shares sold	4,798,973,817	3,871,114,316
Shares issued to shareholders in payment of distributions declared	392,010,360	280,844,907
Shares redeemed	(4,044,396,746)	(3,416,083,200)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,146,587,431	735,876,023

	Year Ended July 31,
Federated Government Reserves Fund	2007	2006
Shares sold	4,767,203,914	7,178,814,440
Shares issued to shareholders in payment of distributions declared	364,587,780	235,432,403
Shares redeemed	(3,460,069,032)	(6,041,460,584)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,671,722,662	1,372,786,259

	Year Ended July 31,
Federated Municipal Trust	2007	2006
Shares sold	755,493,272	515,662,998
Shares issued to shareholders in payment of distributions declared	11,300,689	9,226,843
Shares redeemed	(723,939,026)	(564,085,623)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	42,854,935	(39,195,782)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and July 31, 2006, was as follows:

	Tax-Exempt Income		Ordinary Income [1]
Fund	2007	2006	2007	2006
Federated Capital Reserves Fund	$ --	$ --	$392,010,360	$280,844,957
Federated Government Reserves Fund	$ --	$ --	$364,587,780	$235,433,046
Federated Municipal Trust	$11,299,618	$9,226,852	$ 1,071	$ --

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Federated Capital Reserves Fund	$ --	$69,557	$ --
Federated Government Reserves Fund	$ --	$ 77,606	$ --
Federated Municipal Trust	$3,843	$ 1,624	$ 2,056

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and Adviser provides for an annual fee equal to 0.30% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 20,613,021
Federated Government Reserves Fund	$ 16,384,459
Federated Municipal Trust	$ 1,214,208

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund. For the year ended July 31, 2007, FAS waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 276,719
Federated Government Reserves Fund	$ 260,762
Federated Municipal Trust	$ 12,873

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 8,926,647
Federated Government Reserves Fund	$ 8,423,212
Federated Municipal Trust	$ 413,867

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2007, FSC did not receive any fees paid by the Funds.

Shareholder Services Fee

Each Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Funds.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2007, Federated Municipal Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $607,455,000 and $753,115,000, respectively.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Funds participate in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Funds did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), Federated Municipal Trust, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2007, 100% of the distributions from net investment income of Federated Municipal Trust is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND, FEDERATED GOVERNMENT RESERVES FUND AND FEDERATED MUNICIPAL TRUST:

We have audited the accompanying statements of assets and liabilities of Federated Capital Reserves Fund, Federated Government Reserves Fund, and the Federated Municipal Trust (the "Funds") (three of the portfolios constituting Money Market Obligations Trust), including the portfolios of investments, as of July 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, Federated Government Reserves Fund, and Federated Municipal Trust, three portfolios of Money Market Obligations Trust, at July 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contracts

FEDERATED CAPITAL RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

33542 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Institutional Service Shares
Cash II Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.047	0.038	0.018	0.005	0.009
Less Distributions:
Distributions from net investment income	(0.047)	(0.038)	(0.018)	(0.005)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	4.84%	3.88%	1.80%	0.54%	0.93%

Ratios to Average Net Assets:
Net expenses	0.65%	0.64%	0.64%	0.64%	0.64%
Net investment income	4.73%	3.85%	1.77%	0.54%	0.94%
Expense waiver/reimbursement [3]	0.29%	0.29%	0.28%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,777,935	$2,096,218	$1,683,914	$1,832,151	$1,763,112

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.046	0.036	0.016	0.004	0.008
Less Distributions:
Distributions from net investment income	(0.046)	(0.036)	(0.016)	(0.004)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	4.67%	3.71%	1.63%	0.37%	0.76%

Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	4.57%	3.51%	1.60%	0.37%	0.78%
Expense waiver/reimbursement [3]	0.34%	0.37%	0.36%	0.36%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$329,066	$441,444	$688,969	$585,275	$654,887

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended
	7/31/2007	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.036
Less Distributions:
Distributions from net investment income	(0.036)
Net Asset Value, End of Period	$1.00
Total Return [2]	3.61%

Ratios to Average Net Assets:
Net expenses	1.15	% [3]
Net investment income	4.23	% [3]
Expense waiver/reimbursement [4]	0.23	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,384

1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,023.70	$3.26
Cash II Shares	$1,000	$1,022.90	$4.06
Class K Shares	$1,000	$1,021.20	$5.76
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.57	$3.26
Cash II Shares	$1,000	$1,020.78	$4.06
Class K Shares	$1,000	$1,019.09	$5.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.65%
Cash II Shares	0.81%
Class K Shares	1.15%

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	53.6%
Variable Rate Instruments	37.7%
Bank Instruments	7.1%
Repurchase Agreements	2.4%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%
At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	29.4	% [4]
8-30 Days	37.6%
31-90 Days	15.5%
91-180 Days	6.1%
181 Days or more	12.2%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 18.5% of the Fund's portfolio.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--6.3%
		Finance - Automotive--0.9%
$4,042,302	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$4,042,302
18,158,888	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	18,158,889
6,503,291	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	6,503,291
		TOTAL	28,704,482
		Finance - Equipment--0.0%
601,434		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	601,434
750,820		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	750,820
		TOTAL	1,352,254
		Finance - Retail--5.4%
38,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	38,000,000
25,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 5.300%, 5/17/2008	25,000,000
22,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	22,000,000
43,500,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	43,500,000
13,000,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	13,000,000
25,000,000	[1,2]	WST Trust (Series 2007-1G), Class A1, 5.330%, 5/21/2008	25,000,000
		TOTAL	166,500,000
		TOTAL ASSET-BACKED SECURITIES	196,556,736
		CERTIFICATES OF DEPOSIT--7.1%
		Banking--7.1%
15,000,000		Barclays Bank PLC, 5.370% - 5.380%, 1/25/2008 - 2/15/2008	15,000,000
25,000,000		Citizens Bank of Massachusetts, 5.315%, 8/9/2007	25,000,000
25,000,000		Citizens Bank of Pennsylvania, 5.320%, 8/29/2007	25,000,000
95,000,000		Credit Suisse, Zurich, 5.290% - 5.380%, 10/16/2007 - 6/2/2008	94,999,657
10,000,000		HBOS Treasury Services PLC, 5.310%, 5/23/2008	10,000,000
25,000,000		Societe Generale, Paris, 5.350% - 5.420%, 10/9/2007 - 7/10/2008	24,995,509
25,000,000		Toronto Dominion Bank, 5.505%, 8/3/2007	25,000,089
		TOTAL CERTIFICATES OF DEPOSIT	219,995,255
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--15.0%
		Banking--10.2%
$50,000,000		BNP Paribas Securities Corp., 5.485%, 8/1/2007	$50,000,000
150,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/17/2007	150,000,000
50,000,000		Fortis Bank SA/NV, 5.425%, 8/1/2007	50,000,000
50,000,000		Greenwich Capital Markets, Inc., 5.320% - 5.475%, 8/1/2007 - 8/31/2007	50,000,000
15,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	15,000,000
		TOTAL	315,000,000
		Brokerage--4.8%
50,000,000		Citigroup Global Markets, Inc., 5.475%, 8/1/2007	50,000,000
75,000,000		Goldman Sachs & Co., 5.475%, 8/1/2007	75,000,000
20,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.35%, 9/25/2007	20,000,000
5,000,000		Morgan Stanley & Co., Inc., 5.465%, 8/1/2007	5,000,000
		TOTAL	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	465,000,000
		COMMERCIAL PAPER--22.6% [3]
		Banking--6.1%
66,000,000		Citigroup Funding, Inc., 5.230% - 5.310%, 8/1/2007 - 8/30/2007	65,895,186
25,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.270%, 9/14/2007	24,838,972
30,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 5.240%, 8/14/2007	29,943,233
20,000,000	[1,2]	Kitty Hawk Funding Corp., 5.280%, 8/17/2007	19,953,067
10,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.280%, 8/13/2007	9,982,400
40,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 5.125% - 5.280%, 10/3/2007 - 10/5/2007	39,630,198
		TOTAL	190,243,056
		Finance - Automotive--5.5%
30,000,000		DRAC LLC, (A1/P1 Series), 5.290%, 8/20/2007	29,916,242
122,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.200% - 5.280%, 8/28/2007 - 11/15/2007	120,650,615
20,700,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.190% - 5.220%, 8/10/2007 - 9/21/2007	20,638,516
		TOTAL	171,205,373
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--3.5%
$25,000,000	[1,2]	Alpine Securitization Corp., 5.280%, 8/20/2007	$24,930,333
25,000,000	[1,2]	Paradigm Funding LLC, 5.210%, 8/13/2007	24,956,583
60,000,000	[1,2]	Sheffield Receivables Corp., 5.280%, 8/16/2007 - 8/20/2007	59,847,467
		TOTAL	109,734,383
		Finance - Securities--5.4%
80,035,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 8/25/2007 - 9/7/2007	79,794,674
15,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	14,995,658
10,000,000	[1,2]	KLIO Funding Ltd., 5.260%, 8/22/2007	9,969,317
15,000,000	[1,2]	KLIO II Funding Ltd., 5.350%, 9/20/2007	14,888,542
25,000,000	[1,2]	Perry Global Funding LLC (Series A), 5.225%, 8/22/2007	24,923,802
25,000,000	[1,2]	Scaldis Capital LLC, 5.240%, 8/15/2007	24,949,055
		TOTAL	169,521,048
		Insurance--0.3%
8,000,000	[1,2]	Aspen Funding Corp., 5.275%, 8/22/2007	7,975,383
		Pharmaceuticals and Health Care--1.8%
55,000,000	[1,2]	AstraZeneca PLC, 5.265% - 5.280%, 8/14/2007 - 9/20/2007	54,783,076
		TOTAL COMMERCIAL PAPER	703,462,319
		CORPORATE BONDS--0.8%
		Finance - Retail--0.8%
20,000,000		SLM Corp., 5.320%, 8/14/2007	20,000,000
5,000,000		SLM Corp., 5.440%, 1/25/2008	5,002,114
		TOTAL CORPORATE BONDS	25,002,114
		CORPORATE NOTES--7.8%
		Banking--3.7%
30,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	30,000,000
25,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	25,000,000
8,200,000		First Tennessee Bank, N.A., 3.822%, 1/18/2008	8,138,588
13,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	13,000,000
17,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	17,000,000
23,000,000		UBS AG, 5.400% - 5.450%, 11/28/2007 - 12/28/2007	23,000,000
		TOTAL	116,138,588
Principal Amount			Value
		CORPORATE NOTES--continued
		Brokerage--1.3%
$40,000,000		Goldman Sachs Group, Inc., 5.340% - 5.495%, 1/16/2008 - 3/5/2008	$40,000,000
		Finance - Securities--2.8%
10,000000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008	10,000,000
24,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 6/2/2008	23,998,065
10,000,000	[1,2]	Sigma Finance, Inc., 5.415%, 8/5/2008	10,000,000
44,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.400%, 10/12/2007 - 5/22//2008	43,999,911
		TOTAL	87,997,976
		TOTAL CORPORATE NOTES	244,136,564
		LOAN PARTICIPATION--0.8%
		Chemicals--0.8%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.340%, 8/29/2007	25,000,000
		NOTES - VARIABLE--37.7% [5]
		Banking--18.5%
4,580,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,580,000
400,000		Alabama Paper Products LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	400,000
4,005,000		American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,005,000
4,100,000		Arkansas Development Finance Authority, (Series 1999A), (BNP Paribas SA LOC), 5.370%, 8/2/2007	4,100,000
2,000,000		Arkansas Development Finance Authority, (Series 1999B), (BNP Paribas SA LOC), 5.370%, 8/2/2007	2,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999C), (BNP Paribas SA LOC), 5.370%, 8/2/2007	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), (BNP Paribas SA LOC), 5.370%, 8/2/2007	1,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$1,225,000		Arkansas Development Finance Authority, (Series 2000A), (BNP Paribas SA LOC), 5.370%, 8/2/2007	$1,225,000
2,050,000		Arkansas Development Finance Authority, (Series 2000B), (Wachovia Bank N.A. LOC), 5.370%, 8/2/2007	2,050,000
60,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.330%, 10/5/2007	60,000,000
40,000,000	[1,2]	BNP Paribas SA, 5.310%, 8/27/2007	40,000,000
13,000,000		Bank of America N.A., 5.425%, 8/1/2007	13,000,000
20,000,000		Bank of Montreal, 5.330%, 8/21/2007	20,000,000
4,835,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 5.350%, 8/1/2007	4,835,000
514,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	514,000
15,000,000		Comerica Bank, 5.340%, 8/1/2007	15,000,135
35,000,000	[1,2]	Credit Agricole S.A., 5.330% - 5.350%, 8/23/2007 - 10/22/2007	35,000,000
25,000,000		Credit Suisse, Zurich, 5.420%, 8/27/2007	25,000,000
30,000,000	[1,2]	DePfa Bank PLC, 5.400%, 9/17/2007	30,000,000
7,265,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (LaSalle Bank, N.A. LOC), 5.420%, 8/2/2007	7,265,000
7,355,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	7,355,000
2,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	2,000,000
5,485,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 5.350%, 8/1/2007	5,485,000
39,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	39,000,000
11,100,000		HBOS Treasury Services PLC, 5.390%, 8/1/2007	11,101,172
1,455,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.440%, 8/2/2007	1,455,000
20,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	20,300,000
10,500,000		JPMorgan Chase & Co., 5.310%, 8/2/2007	10,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$1,600,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 5.400%, 8/2/2007	$1,600,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 5.350%, 8/1/2007	6,000,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	5,000,000
37,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 8/27/2007	37,000,000
4,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	4,000,000
18,500,000		Mitchell County, GA Development Authority, First United Ethanol, LLC (Series 2006), (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	18,500,000
3,600,000		National City Bank, 5.380%, 8/2/2007	3,602,002
25,000,000		PNC Bank, N.A., 5.270%, 8/17/2007	24,993,491
2,400,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 5.410%, 8/2/2007	2,400,000
1,300,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.340%, 8/2/2007	1,300,000
6,740,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 5.360%, 8/1/2007	6,740,000
2,451,000		Sandridge Food Corp., (National City Bank LOC), 5.380%, 8/2/2007	2,451,000
3,500,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 5.360%, 8/1/2007	3,500,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 8/13/2007	25,000,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1) Tranche #1, (GTD by Wachovia Corp.), 5.360%, 9/21/2007	10,000,000
5,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1), (GTD by Wachovia Corp.), 5.360%, 9/15/2007	5,000,000
20,000,000		Wells Fargo & Co., 5.380%, 8/2/2007	20,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$20,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	$20,000,000
3,400,000		White Hydraulics, Inc., (Series 1999), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	3,400,000
		TOTAL	573,656,800
		Brokerage--7.3%
29,500,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	29,501,115
9,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300%, 8/20/2007	9,000,000
34,000,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 8/6/2007 - 8/24/2007	34,000,000
138,000,000		Morgan Stanley, 5.360% - 5.470%, 8/1/2007 - 8/27/2007	138,000,000
15,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	15,000,000
		TOTAL	225,501,115
		Electrical Equipment--0.5%
16,540,223		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.340%, 8/6/2007	16,540,223
		Finance - Commercial--0.9%
10,000,000		CIT Group, Inc., 5.430%, 8/24/2007	10,000,424
19,400,000	[1,2]	General Electric Capital Corp., 5.445%, 8/17/2007	19,400,000
		TOTAL	29,400,424
		Finance - Retail--2.5%
15,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/10/2007	14,999,585
63,500,000	[1,2]	Paradigm Funding LLC, 5.290%, 8/17/2007 - 8/23/2007	63,497,029
		TOTAL	78,496,614
		Finance - Securities--4.4%
93,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.315%, 8/1/2007 - 10/29/2007	92,992,040
15,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	14,995,500
28,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.428%, 8/1/2007	27,996,967
		TOTAL	135,984,507
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [5]
		Government Agency--0.5%
$480,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 5.390%, 8/2/2007	$480,000
7,000,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 8/2/2007	7,000,000
3,445,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 5.420%, 8/2/2007	3,445,000
3,900,000		Louisiana PFA, Emberwood Apt. Complex, (Series 2003B), (FNMA LOC), 5.350%, 8/2/2007	3,900,000
		TOTAL	14,825,000
		Insurance--3.1%
10,000,000		Genworth Life Insurance Co., 5.447%, 8/9/2007	10,000,000
5,000,000		Hartford Life Global Funding Trust, 5.320%, 8/15/2007	5,000,000
25,000,000	[1,2]	MBIA Global Funding LLC, 5.330%, 8/30/2007	25,003,606
55,000,000		Monumental Life Insurance Co., 5.410% - 5.500%, 8/1/2007 - 8/29/2007	55,000,000
		TOTAL	95,003,606
		TOTAL NOTES - VARIABLE	1,169,408,289
		MUTUAL FUND--0.3%
		Asset Management--0.3%
10,000,000	[6]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.96%	10,000,000
		REPURCHASE AGREEMENTS--2.4%
$49,485,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	49,485,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007, under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	$10,000,000
15,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	15,000,000
		TOTAL REPURCHASE AGREEMENTS	74,485,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [7]	3,133,046,277
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(24,661,362)
		TOTAL NET ASSETS--100%	$3,108,384,915

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $1,274,450,060, which represented 41.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $1,212,253,369, which represented 39.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate notes with current rate and next reset date shown.

6 7-Day net yield.

7 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multifamily Housing
PFA	--Public Facility Authority
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$3,133,046,277
Income receivable		15,375,948
Receivable for shares sold		7,926,116
TOTAL ASSETS		3,156,348,341
Liabilities:
Payable for investments purchased	$39,995,500
Payable for shares redeemed	5,756,596
Income distribution payable	476,953
Payable to bank	616,099
Payable for distribution services fee (Note 5)	46,098
Payable for shareholder services fee (Note 5)	657,956
Accrued expenses	414,224
TOTAL LIABILITIES		47,963,426
Net assets for 3,108,380,085 shares outstanding		$3,108,384,915
Net Assets Consist of:
Paid-in capital		$3,108,390,961
Distributions in excess of net investment income		(6,046)
TOTAL NET ASSETS		$3,108,384,915
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,777,934,555 ÷ 2,777,886,419 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$329,066,394 ÷ 329,109,521 shares outstanding, no par value, unlimited shares authorized		$1.00
Class K Shares:
$1,383,966 ÷ 1,384,145 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$169,407,408
Expenses:
Investment adviser fee (Note 5)		$15,720,083
Administrative personnel and services fee (Note 5)		2,493,052
Custodian fees		154,411
Transfer and dividend disbursing agent fees and expenses-Institutional Service Shares		2,347,693
Transfer and dividend disbursing agent fees and expenses-Cash II Shares		291,359
Transfer and dividend disbursing agent fees and expenses-Class K Shares		537
Directors'/Trustees' fees		25,332
Auditing fees		17,019
Legal fees		8,951
Portfolio accounting fees		183,066
Distribution services fee--Cash II Shares (Note 5)		1,461,868
Distribution services fee--Class K Shares (Note 5)		964
Shareholder services fee--Institutional Service Shares (Note 5)		6,280,264
Shareholder services fee--Cash II Shares (Note 5)		1,452,200
Account administration fee-- Institutional Service Shares		107,061
Account administration fee-- Cash II Shares		8,669
Share registration costs		126,837
Printing and postage		76,318
Insurance premiums		19,772
Miscellaneous		19,105
TOTAL EXPENSES		30,794,561
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(7,087,090)
Waiver of administrative personnel and services fee	(97,311)
Waiver of distribution services fee--Cash II Shares	(507,731)
Reimbursement of transfer and dividend disbursing agent fees and expenses - Institutional Service Shares	(1,550,391)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Cash II Shares	(114,207)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,356,730)
Net expenses			21,437,831
Net investment income			$147,969,577

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$147,969,577	$93,679,137
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(121,209,224)	(71,511,526)
Cash II Shares	(26,770,563)	(22,161,563)
Class K Shares	(8,335)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(147,988,122)	(93,673,089)
Share Transactions:
Proceeds from sale of shares	11,754,553,280	11,104,344,302
Net asset value of shares issued to shareholders in payment of distributions declared	141,065,778	87,985,468
Cost of shares redeemed	(11,324,876,963)	(11,027,557,189)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	570,742,095	164,772,581
Change in net assets	570,723,550	164,778,629
Net Assets:
Beginning of period	2,537,661,365	2,372,882,736
End of period (including undistributed (distributions in excess of) net investment income of $(6,046) and $12,499, respectively)	$3,108,384,915	$2,537,661,365

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

Effective September 29, 2006, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end registered investment companies are valued at net asset value (NAV).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Service Shares, Cash II Shares and Class K Shares may bear distribution services, shareholder services, account administration and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 4,042,302
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$18,158,889
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	7/31/2007	$14,995,500
K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008	5/10/2007	$10,000,000
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.380%, 9/6/2007	3/6/2007	$15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,874,412,679	$6,874,412,679	5,590,438,446	$5,590,438,446
Shares issued to shareholders in payment of distributions declared	116,597,969	116,597,969	67,854,660	67,854,660
Shares redeemed	(6,309,295,904)	(6,309,295,904)	(5,246,019,245)	(5,246,019,245)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	681,714,744	$681,714,744	412,273,861	$412,273,861

Year Ended July 31	2007		2006
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	4,877,853,878	$4,877,853,878	5,513,905,856	$5,513,905,856
Shares issued to shareholders in payment of distributions declared	24,459,490	24,459,490	20,130,808	20,130,808
Shares redeemed	(5,014,670,162)	(5,014,670,162)	(5,781,537,944)	(5,781,537,944)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(112,356,794)	$(112,356,794)	(247,501,280)	$(247,501,280)

	Period Ended 7/31/2007 [1]		Year Ended 7/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,286,723	$2,286,723	--	$--
Shares issued to shareholders in payment of distributions declared	8,319	8,319	--	--
Shares redeemed	(910,897)	(910,897)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,384,145	$1,384,145	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	570,742,095	$570,742,095	164,772,581	$164,772,581

1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$147,988,122	$93,673,089

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the component of distributable earnings on a tax basis was as follows:

Distributions in excess of ordinary income	$(6,046)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived $7,087,090 of its fee. In addition, an affiliate of the Adviser reimbursed $1,664,598 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $97,311 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, FSC voluntarily waived $507,731 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2007, FSC retained $80,500 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $102,905 of Service Fees for the year ended July 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

AUTOMATED CASH MANAGEMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N864
Cusip 608919783

25698 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004		2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.047	0.037	0.017	0.005		0.008
Net realized gain on investments	--	--	--	0.000	[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.047	0.037	0.017	0.005		0.009
Less Distributions:
Distributions from net investment income	(0.047)	(0.037)	(0.017)	(0.005)		(0.008)
Distributions from net realized gain on investments	--	--	--	(0.000	) [1]	(0.001)
TOTAL DISTRIBUTIONS	(0.047)	(0.037)	(0.017)	(0.005)		(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	4.76%	3.78%	1.72%	0.47%		0.90%

Ratios to Average Net Assets:
Net expenses	0.59%	0.59%	0.59%	0.59%		0.59%
Net investment income	4.65%	3.62%	1.68%	0.45%		0.85%
Expense waiver/reimbursement [3]	0.30%	0.28%	0.30%	0.30%		0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$473,789	$530,728	$800,984	$856,598		$1,093,524

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,023.20	$2.96
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.87	$2.96

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	95.0%
8-30 Days	0.0%
31-90 Days	1.1%
91-180 Days	0.0%
181 Days or more	4.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.1%
$85,112,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	$85,112,000
88,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.10%, dated 7/31/2007, under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $1,350,191,250 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,377,195,076.	88,000,000
88,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.12%, dated 7/31/2007, under which Credit Suisse First Boston LLC will repurchase U.S. Treasury securities maturing on 6/30/2009 for $1,000,142,222 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,005,420.	88,000,000
4,000,000		Interest in $200,000,000 joint repurchase agreement 5.01%, dated 7/31/2007, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $200,027,833 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,028,708.	4,000,000
88,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.12%, dated 7/31/2007, under which Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,500,213,333 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,530,004,398.	88,000,000
88,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007, under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,002,191.	88,000,000
5,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006, under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2011 for $157,901,833 on 9/19/2007. The market value of the underlying security at the end of the period was $160,211,790.	5,000,000
4,000,000		Interest in $174,000,000 joint repurchase agreement 5.01%, dated 7/31/2007, under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 2/15/2019 for $174,024,215 on 8/1/2007. The market value of the underlying security at the end of the period was $177,484,777.	4,000,000
7,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,904,641.	7,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$7,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,843,218.	$7,000,000
5,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $166,022,422.	5,000,000
5,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2014 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,953,909.	5,000,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [2]	474,112,000
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(322,870)
		TOTAL NET ASSETS--100%	$473,789,130

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Investments in repurchase agreements, at amortized cost and value		$474,112,000
Income receivable		724,438
Receivable for shares sold		26,020
TOTAL ASSETS		474,862,458
Liabilities:
Payable for shares redeemed	$127,994
Income distribution payable	781,135
Payable for Directors'/Trustees' fees	1,834
Payable for transfer and dividend disbursing agent fees and expenses	26,891
Payable for shareholder services fee (Note 5)	94,597
Payable to bank	2,171
Accrued expenses	38,706
TOTAL LIABILITIES		1,073,328
Net assets for 473,794,004 shares outstanding		$473,789,130
Net Assets Consist of:
Paid-in capital		$473,792,015
Distributions in excess of net investment income		(2,885)
TOTAL NET ASSETS		$473,789,130
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$473,789,130 ÷ 473,794,004 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$28,213,654
Expenses:
Investment adviser fee (Note 5)		$2,689,502
Administrative personnel and services fee (Note 5)		426,660
Custodian fees		32,382
Transfer and dividend disbursing agent fees and expenses		100,820
Directors'/Trustees' fees		6,816
Auditing fees		17,019
Legal fees		9,862
Portfolio accounting fees		94,154
Shareholder services fee (Note 5)		1,322,332
Share registration costs		50,276
Printing and postage		17,225
Insurance premiums		8,720
Miscellaneous		21,662
TOTAL EXPENSES		4,797,430
Waivers (Note 5):
Waiver of investment adviser fee	$(1,580,823)
Waiver of administrative personnel and services fee	(16,780)
TOTAL WAIVERS		(1,597,603)
Net expenses			3,199,827
Net investment income			$25,013,827

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,013,827	$24,236,957
Distributions to Shareholders:
Distributions from net investment income	(25,014,322)	(24,245,137)
Share Transactions:
Proceeds from sale of shares	2,268,126,132	3,518,350,577
Net asset value of shares issued to shareholders in payment of distributions declared	13,623,478	13,859,150
Cost of shares redeemed	(2,338,687,998)	(3,802,457,095)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(56,938,388)	(270,247,368)
Change in net assets	(56,938,883)	(270,255,548)
Net Assets:
Beginning of period	530,728,013	800,983,561
End of period (including distributions in excess of net investment income of $(2,885) and $(2,390), respectively)	$473,789,130	$530,728,013

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2007	2006
Shares sold	2,268,126,132	3,518,350,577
Shares issued to shareholders in payment of distributions declared	13,623,478	13,859,150
Shares redeemed	(2,338,687,998)	(3,802,457,095)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(56,938,388)	(270,247,368)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$25,014,322	$24,245,137

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the component of distributable earnings on a tax basis was as follows:

Distributions in excess of net investment income	$(2,885)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived $1,580,823 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,780 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Government Money Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Money Trust, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. She was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 [and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

AUTOMATED GOVERNMENT MONEY TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

28845 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00%	1.00	% [3]
Net investment income	4.33%	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30%	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,021.60	$5.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	86.8%
U.S. Government Agency Securities	13.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.8%
8-30 Days	4.7%
31-90 Days	3.9%
91-180 Days	3.1%
181 Days or more	7.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--13.1%
$80,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.000% - 5.200%, 9/19/2007	$79,923,821
298,925,000		Federal Home Loan Bank System Notes, 3.750% - 6.500%, 8/15/2007 - 7/17/2008	298,656,623
121,020,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.945% - 5.020%, 8/3/2007 - 1/7/2008	119,704,245
100,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Note, 5.215%, 9/17/2007	99,994,350
146,000,000		Federal Home Loan Mortgage Corp. Notes, 5.295% - 5.425%, 12/5/2007 - 7/27/2008	145,998,041
94,000,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	90,634,540
128,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.200%, 9/28/2007	127,967,871
254,802,000		Federal National Mortgage Association Notes, 2.875% - 5.300%, 9/14/2007 - 5/19/2008	253,939,987
		TOTAL U.S. GOVERNMENT AGENCIES	1,216,819,478
		REPURCHASE AGREEMENTS--86.8%
210,000,000	[3]	Repurchase agreement 5.270%, dated 7/11/2007 under which Bank of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2035 for $211,045,217 on 8/14/2007. The market value of the underlying securities at the end of the period was $214,827,130.	210,000,000
1,800,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 7/31/2007 under which Bank of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 12/16/2046 for $1,800,264,500 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,302,706.	1,800,000,000
75,000,000	[3]	Repurchase agreement 5.290%, dated 4/11/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 3/15/2037 for $79,022,604 on 4/10/2008. The market value of the underlying securities at the end of the period was $77,499,733.	75,000,000
2,000,000,000		Repurchase agreement 5.290%, dated 7/31/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 7/15/2037 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,040,300,176.	2,000,000,000
167,000,000		Interest in $328,000,000 joint repurchase agreement 5.110%, dated 7/31/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $167,023,705 on 8/1/2007. The market value of the underlying securities at the end of the period was $334,608,407.	167,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$2,000,000,000		Repurchase agreement 5.300%, dated 7/31/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,000,294,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,043,703,268.	$2,000,000,000
1,000,000,000		Repurchase agreement 5.300%, dated 7/31/2007 under which Citigroup Global Markets, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $1,000,147,222 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,029,588,775.	1,000,000,000
210,000,000	[3]	Repurchase agreement 5.270%, dated 7/11/2007 under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 6/1/2037 for $211,075,958 on 8/15/2007. The market value of the underlying securities at the end of the period was $217,591,916.	210,000,000
400,000,000		Repurchase agreement 5.310%, dated 7/31/2007 under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $400,059,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $411,250,317.	400,000,000
80,000,000	[3]	Repurchase agreement 5.310%, dated 2/2/2007 under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 7/1/2037 for $82,124,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $86,382,091.	80,000,000
80,000,000	[3]	Repurchase agreement 5.286%, dated 11/8/2006 under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 2/25/2033 for $84,275,487 on 11/7/2007. The market value of the underlying securities at the end of the period was $83,428,353.	80,000,000
45,000,000	[3]	Repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 1/25/2034 for $47,405,038 on 5/27/2008. The market value of the underlying securities at the end of the period was $46,768,622.	45,000,000
		TOTAL REPURCHASE AGREEMENTS	8,067,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	9,283,819,478
		OTHER ASSETS AND LIABILITIES - NET--0.1%	11,421,844
		TOTAL NET ASSETS--100%	$9,295,241,322

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Investments in repurchase agreements	$8,067,000,000
Investments in securities	1,216,819,478
Total investments in securities, at amortized cost and value		$9,283,819,478
Cash		144,866
Income receivable		17,533,654
TOTAL ASSETS		9,301,497,998
Liabilities:
Payable for distribution services fee (Note 5)	3,520,719
Payable for shareholder services fee (Note 5)	1,930,298
Payable for transfer and dividend disbursing agent fees and expenses	779,133
Accrued expenses	26,526
TOTAL LIABILITIES		6,256,676
Net assets for 9,295,163,716 shares outstanding		$9,295,241,322
Net Assets Consist of:
Paid-in capital		$9,295,163,716
Undistributed net investment income		77,606
TOTAL NET ASSETS		$9,295,241,322
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$9,295,241,322 ÷ 9,295,163,716 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$449,219,922
Expenses:
Investment adviser fee (Note 5)		$25,269,636
Administrative personnel and services fee (Note 5)		6,679,249
Custodian fees		224,993
Transfer and dividend disbursing agent fees and expenses		8,466,272
Directors'/Trustees' fees		62,477
Auditing fees		13,105
Legal fees		10,965
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		46,327,665
Shareholder services fee (Note 5)		21,058,030
Share registration costs		214,058
Printing and postage		1,153,251
Insurance premiums		45,688
Miscellaneous		12,900
TOTAL EXPENSES		109,713,289
Waivers (Note 5):
Waiver of investment adviser fee	$(16,384,459)
Waiver of administrative personnel and services fee	(260,762)
Waiver of distribution services fee	(8,423,212)
TOTAL WAIVERS		(25,068,433)
Net expenses			84,644,856
Net investment income			$364,575,066

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$364,575,066	$235,356,156
Distributions to Shareholders:
Distributions from net investment income	(364,587,780)	(235,433,046)
Share Transactions:
Proceeds from sale of shares	4,767,203,914	7,178,814,440
Net asset value of shares issued to shareholders in payment of distributions declared	364,587,780	235,432,403
Cost of shares redeemed	(3,460,069,032)	(6,041,460,584)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,671,722,662	1,372,786,259
Change in net assets	1,671,709,948	1,372,709,369
Net Assets:
Beginning of period	7,623,531,374	6,250,822,005
End of period (including undistributed net investment income of $77,606 and $90,320, respectively)	$9,295,241,322	$7,623,531,374

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2007	2006
Shares sold	4,767,203,914	7,178,814,440
Shares issued to shareholders in payment of distributions declared	364,587,780	235,432,403
Shares redeemed	(3,460,069,032)	(6,041,460,584)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,671,722,662	1,372,786,259

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and July 31, 2006, was as follows:

	2007	2006
Ordinary income	$364,587,780	$235,433,046

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

2007
Undistributed ordinary income	$77,606

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived $16,384,459 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $260,762 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, FSC voluntarily waived $8,423,212 its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2007, FSC did not receive any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (SEC), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT RESERVES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2004. She was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since December 2004. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page click, on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Government Reserves Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

33543 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.049	0.040	0.020	0.007	0.011
Less Distributions:
Distributions from net investment income	(0.049)	(0.040)	(0.020)	(0.007)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	5.03%	4.05%	1.97%	0.71%	1.12%

Ratios to Average Net Assets:
Net expenses	0.47%	0.48%	0.47%	0.46%	0.46%
Net investment income	4.92%	3.97%	1.91%	0.71%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$221,362	$189,392	$114,763	$148,324	$180,849

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,024.60	$2.36
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.46	$2.36

1 Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	46.9%
Variable Rate Instruments	32.1%
Commercial Paper and Notes	13.5%
Repurchase Agreements	9.0%
Other Assets and Liabilities--Net [2]	(1.5)%
TOTAL	100.0%

At July 31, 2007, the fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.2	% [4]
8-30 Days	24.1%
31-90 Days	18.3%
91-180 Days	8.5%
181 Days and more	11.4%
Other Assets and Liabilities--Net [2]	(1.5)%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 23.4% of the Fund's portfolio.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--5.9%
		Finance - Automotive--1.3%
$1,815,889	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	$1,815,889
650,329	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	650,329
440,196		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	440,196
		TOTAL	2,906,414
		Finance - Equipment--0.1%
187,705		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	187,705
		Finance - Retail--4.5%
3,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	3,000,000
5,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 5.300%, 5/17/2008	5,000,000
500,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	500,000
1,400,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	1,400,000
		TOTAL	9,900,000
		TOTAL ASSET-BACKED SECURITIES	12,994,119
		CERTIFICATES OF DEPOSIT--8.4%
		Banking--8.4%
4,000,000		Barclays Bank PLC, 5.300% - 5.380%, 1/16/2008 - 2/15/2008	4,000,000
5,000,000		Citizens Bank of Pennsylvania, 5.320%, 8/29/2007	5,000,000
4,750,000		Credit Suisse, Zurich, 5.290% - 5.380%, 10/16/2007 - 6/2/2008	4,750,000
1,000,000		HBOS Treasury Services PLC, 5.310%, 5/22/2008 - 5/23/2008	1,000,000
2,000,000		Huntington National Bank, Columbus, OH, 5.350%, 10/5/2007	2,000,000
1,000,000		Societe Generale, Paris, 5.190%, 10/9/2007	999,701
750,000		Toronto Dominion Bank, 5.505%, 8/3/2007	750,003
		TOTAL CERTIFICATES OF DEPOSIT	18,499,704
		COLLATERALIZED LOAN AGREEMENTS--21.5%
		Banking--8.6%
9,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/17/2007	9,000,000
10,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	10,000,000
		TOTAL	19,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--12.9%
$10,000,000		Citigroup Global Markets, Inc., 5.475%, 8/1/2007	$10,000,000
7,000,000		Goldman Sachs & Co., 5.475%, 8/1/2007	7,000,000
6,500,000		Merrill Lynch, Pierce, Fenner and Smith, 5.350% - 5.475%, 9/10/2007 - 9/25/2007	6,500,000
5,000,000		Morgan Stanley & Co., Inc., 5.465%, 8/1/2007	5,000,000
		TOTAL	28,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	47,500,000
		COMMERCIAL PAPER--13.5% [3]
		Banking--1.3%
2,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.220%, 9/13/2007	1,987,530
1,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 5.125%, 10/5/2007	990,746
		TOTAL	2,978,276
		Finance - Automotive--2.9%
1,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.260%, 10/23/2007	987,873
5,500,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.190% - 5.220%, 8/10/2007 - 1/16/2008	5,437,641
		TOTAL	6,425,514
		Finance - Retail--3.6%
3,000,000	[1,2]	Paradigm Funding LLC, 5.210%, 8/13/2007	2,994,790
5,000,000	[1,2]	Sheffield Receivables Corp., 5.280%, 8/20/2007	4,986,067
		TOTAL	7,980,857
		Finance - Securities--3.5%
5,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.313% - 5.316%, 8/25/2007 - 9/6/2007	4,986,187
744,000	[1,2]	KLIO Funding Ltd., 5.260%, 8/22/2007	741,717
2,000,000	[1,2]	KLIO II Funding Ltd., 5.350%, 9/20/2007	1,985,139
		TOTAL	7,713,043
		Pharmaceuticals and Health Care--2.2%
5,000,000	[1,2]	AstraZeneca PLC, 5.270%, 9/18/2007	4,964,867
		TOTAL COMMERCIAL PAPER	30,062,557
		CORPORATE BONDS--0.9%
		Finance - Retail--0.9%
2,000,000		SLM Corp., 5.320% - 5.440%, 8/14/2007 - 1/25/2008	2,000,423
Principal Amount			Value
		CORPORATE NOTES--7.9%
		Banking--4.3%
$2,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/9/2008	$2,500,000
1,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007	1,000,000
2,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	2,000,000
3,000,000		First Tennessee Bank, N.A., 3.822%, 1/18/2008	2,977,532
1,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	1,000,000
		TOTAL	9,477,532
		Brokerage--0.4%
1,000,000		Goldman Sachs Group, Inc., 5.495%, 1/16/2008	1,000,000
		Finance - Securities--3.2%
1,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.420%, 9/17/2007 - 6/2/2008	1,499,919
5,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.415%, 10/12/2007 - 8/5/2008	5,499,970
		TOTAL	6,999,889
		TOTAL CORPORATE NOTES	17,477,421
		LOAN PARTICIPATION--2.3%
		Chemicals--2.3%
5,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.340%, 8/29/2007	5,000,000
		NOTES - VARIABLE--32.1% [5]
		Banking--15.4%
6,000,000		Bank of America N.A., 5.425%, 8/1/2007	6,000,000
2,000,000	[1,2]	Bank of Ireland, 5.310%, 8/20/2007	2,000,000
2,000,000	[1,2]	Bank of New York Mellon Corp., 5.380%, 8/27/2007	2,000,000
2,000,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wachovia Bank N.A. LOC), 5.390%, 8/2/2007	2,000,000
965,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.420%, 8/2/2007	965,000
4,000,000	[1,2]	Credit Agricole S.A., 5.330%, 9/24/2007	4,000,000
440,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	440,000
3,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	3,000,000
3,000,000		HBOS Treasury Services PLC, 5.430%, 9/24/2007	3,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 8/25/2007	$4,000,000
1,125,000		Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC), 5.420%, 8/2/2007	1,125,000
1,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 8/1/2007	1,000,000
1,500,000		Wells Fargo & Co., 5.380%, 8/2/2007	1,500,000
2,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 8/16/2007	2,500,000
225,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.460%, 8/2/2007	225,000
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.400%, 8/2/2007	285,000
		TOTAL	34,040,000
		Brokerage--4.3%
2,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	2,000,029
1,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300%, 8/20/2007	1,000,000
3,500,000		Merrill Lynch & Co., Inc., 5.300% - 5.340%, 8/24/2007 - 11/22/2007	3,500,000
3,000,000		Morgan Stanley, 5.470%, 8/1/2007	3,000,000
		TOTAL	9,500,029
		Finance - Retail--0.8%
2,000,000	[1,2]	Paradigm Funding LLC, 5.290%, 8/23/2007	1,999,905
		Finance - Securities--5.0%
9,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.315% - 5.340%, 8/1/2007 - 11/15/2007	8,998,758
500,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	499,850
1,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 5.315% - 5.320%, 8/1/2007	1,499,893
		TOTAL	10,998,501
		Government Agency--4.4%
9,715,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.320%, 8/2/2007	9,715,000
		Insurance--2.2%
2,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 9/4/2007	2,000,000
2,000,000		Monumental Life Insurance Co., 5.410%, 8/1/2007	2,000,000
1,000,000	[1,2]	Pacific Life Global Funding, 5.390%, 8/6/2007	1,000,005
		TOTAL	5,000,005
		TOTAL NOTES - VARIABLE	71,253,440
Principal Amount			Value
		REPURCHASE AGREEMENT--9.0%
$19,862,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	$19,862,000
		TOTAL INVESTMENTS--101.5% (AT AMORTIZED COST) [6]	224,649,664
		OTHER ASSETS AND LIABILITIES - NET--(1.5)%	(3,288,154)
		TOTAL NET ASSETS--100%	$221,361,510

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $73,101,590, which represented 33.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $70,785,851, which represented 32.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate notes with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$224,649,664
Income receivable		993,811
Receivable for shares sold		12,751
TOTAL ASSETS		225,656,226
Liabilities:
Payable for investments purchased	$3,499,250
Payable for shares redeemed	60,246
Income distribution payable	590,626
Payable to bank	104,380
Accrued expenses	40,214
TOTAL LIABILITIES		4,294,716
Net assets for 221,352,933 shares outstanding		$221,361,510
Net Assets Consist of:
Paid-in capital		$221,362,498
Distributions in excess of net investment income		(988)
TOTAL NET ASSETS		$221,361,510
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$221,361,510 ÷ 221,352,933 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$11,304,395
Expenses:
Investment adviser fee (Note 5)		$839,062
Administrative personnel and services fee (Note 5)		164,931
Custodian fees		27,187
Transfer and dividend disbursing agent fees and expenses		137,601
Directors'/Trustees' fees		2,404
Auditing fees		17,019
Legal fees		9,832
Portfolio accounting fees		55,051
Share registration costs		36,517
Printing and postage		17,774
Insurance premiums		6,853
Miscellaneous		848
TOTAL EXPENSES		1,315,079
Waivers (Note 5):
Waiver of investment adviser fee	$(329,726)
Waiver of administrative personnel and services fee	(5,090)
TOTAL WAIVERS		(334,816)
Net expenses			980,263
Net investment income			$10,324,132

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,324,132	$7,362,117
Distributions to Shareholders:
Distributions from net investment income	(10,324,655)	(7,362,217)
Share Transactions:
Proceeds from sale of shares	570,797,166	539,637,801
Proceeds from shares issued in connection with the tax-free transfer of assets from Money Market Trust	--	55,892,115
Net asset value of shares issued to shareholders in payment of distributions declared	4,191,352	3,238,608
Cost of shares redeemed	(543,018,143)	(524,139,366)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	31,970,375	74,629,158
Change in net assets	31,969,852	74,629,058
Net Assets:
Beginning of period	189,391,658	114,762,600
End of period (including distributions in excess of net investment income of $(988) and $(465), respectively)	$221,361,510	$189,391,658

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal.

On August 8, 2005, the Fund received assets from Money Market Trust as the result of a tax-free reorganization, as follows:

Shares of Federated Master Trust Issued	Money Market Trust Net Assets Received	Net Assets of Federated Master Trust Immediately Prior to Combination	Net Assets of Money Market Trust Immediately Prior to Combination	Net Assets of Federated Master Trust Immediately After Combination
55,882,550	$55,892,115	$140,329,381	$55,892,115	$196,221,496

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$1,815,889
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 11/15/2007	7/31/2007	$ 499,850

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2007	2006
Shares sold	570,797,166	539,637,801
Shares issued in connection with the tax-free transfer of assets from Money Market Trust	--	55,882,550
Shares issued to shareholders in payment of distributions declared	4,191,352	3,238,608
Shares redeemed	(543,018,143)	(524,139,366)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	31,970,375	74,619,593

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$10,324,655	$7,362,217

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(988)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding (interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the Adviser waived $329,726 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,090 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (SEC), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. She was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

FEDERATED MASTER TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

28846 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.049	0.039	0.019	0.006	0.010
Less Distributions:
Distributions from net investment income	(0.049)	(0.039)	(0.019)	(0.006)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	4.97%	4.01%	1.93%	0.65%	1.04%

Ratios to Average Net Assets:
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.86%	3.96%	1.91%	0.64%	1.03%
Expense waiver/reimbursement [2]	0.10%	0.31%	0.45%	0.40%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$209,398	$204,909	$110,588	$128,039	$220,547

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,024.30	$2.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.51	$2.31

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	83.1%
U.S. Government Agency Securities	17.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.6%
8-30 Days	7.7%
31-90 Days	5.8%
91-180 Days	1.9%
181 Days or more	9.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		GOVERNMENT AGENCIES--17.0%
$1,000,000	[1]	Federal Home Loan Bank System Discount Notes, 5.435%, 7/17/2008	$1,000,000
3,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.200%, 9/19/2007	2,999,264
7,490,000		Federal Home Loan Bank System Notes, 3.700% - 5.375%, 8/15/2007 - 6/13/2008	7,471,792
2,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.020%, 1/7/2008	1,955,966
3,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.215%, 9/17/2007	2,999,831
6,572,000		Federal Home Loan Mortgage Corp. Notes, 3.250% - 5.425%, 8/3/2007 - 7/17/2008	6,552,874
2,500,000	[1]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	2,408,856
5,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 5.200%, 9/28/2007	4,998,913
5,220,000		Federal National Mortgage Association Notes, 2.875% - 5.300%, 9/14/2007 - 5/19/2008	5,201,372
		TOTAL GOVERNMENT AGENCIES	35,588,868
		REPURCHASE AGREEMENTS--83.1%
8,993,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	8,993,000
6,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.27%, dated 7/11/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $753,623,125 on 8/14/2007. The market value of the underlying securities at the end of the period was $767,290,351.	6,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.29%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2047 for $310,778,894 on 4/10/2008. The market value of the underlying securities at the end of the period was $303,239,836.	$1,000,000
35,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/15/2037 for $2,000,295,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,640.	35,000,000
36,000,000		Interest in $3,700,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459.	36,000,000
4,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.27%, dated 5/23/2007 under which Deutsche Bank Securities, Inc. will repurchase a U.S. Government Agency and a U.S. Treasury security with various maturities to 3/15/2037 for $506,733,889 on 8/23/2007. The market value of the underlying securities at the end of the period was $527,901,071.	4,000,000
6,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.27%, dated 7/11/2007 under which Deutsche Bank Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/1/2037 for $753,842,708 on 8/15/2007. The market value of the underlying securities at the end of the period was $770,484,394.	6,000,000
36,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which HSBC Securities (USA), Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,000,295,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,053,903,683.	36,000,000
36,000,000		Interest in $2,800,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,800,411,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,857,532,657.	36,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 5.31%, dated 2/2/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $432,404,464.	$3,000,000
1,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.28563%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $300,189,579 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,214,440.	1,000,000
1,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security with a maturity of 3/1/2036 for $154,856,456 on 5/27/2008. The market value of the underlying security at the end of the period was $151,290,426.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	173,993,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [4]	209,581,868
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(183,587)
		TOTAL NET ASSETS--100%	$209,398,281

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Investments in repurchase agreements	$173,993,000
Investments in securities	35,588,868
Total investments in securities, at amortized cost and value		$209,581,868
Income receivable		512,712
Receivable for shares sold		122,158
TOTAL ASSETS		210,216,738
Liabilities:
Payable for shares redeemed	103,325
Income distribution payable	598,935
Payable to bank	88,110
Accrued expenses	28,087
TOTAL LIABILITIES		818,457
Net assets for 209,388,123 shares outstanding		$209,398,281
Net Assets Consist of:
Paid-in capital		$209,399,325
Distributions in excess of net investment income		(1,044)
TOTAL NET ASSETS		$209,398,281
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$209,398,281 ÷ 209,388,123 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$11,188,668
Expenses:
Investment adviser fee (Note 5)		$840,480
Administrative personnel and services fee (Note 5)		166,646
Custodian fees		25,279
Transfer and dividend disbursing agent fees and expenses		18,245
Directors'/Trustees' fees		2,817
Auditing fees		17,020
Legal fees		9,568
Portfolio accounting fees		55,431
Share registration costs		35,688
Printing and postage		15,071
Insurance premiums		7,095
Miscellaneous		930
TOTAL EXPENSES		1,194,270
Waivers (Note 5):
Waiver of investment adviser fee	$(210,949)
Waiver of administrative personnel and services fee	(6,534)
TOTAL WAIVERS		(217,483)
Net expenses			976,787
Net investment income			$10,211,881

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,211,881	$8,055,741
Distributions to Shareholders:
Distributions from net investment income	(10,212,755)	(8,056,155)
Share Transactions:
Proceeds from sale of shares	449,061,054	629,496,212
Proceeds from shares issued in connection with the tax-free transfer of assets from Trust for Short-Term U.S. Government Securities	--	65,132,145
Net asset value of shares issued to shareholders in payment of distributions declared	3,241,132	2,305,750
Cost of shares redeemed	(447,812,374)	(602,612,124)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,489,812	94,321,983
Change in net assets	4,488,938	94,321,569
Net Assets:
Beginning of period	204,909,343	110,587,774
End of period (including distributions in excess of net investment income of $(1,044) and $(170), respectively)	$209,398,281	$204,909,343

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is to provide high income consistent with stability of principal and liquidity.

On August 8, 2005, the Fund received assets from Trust for Short-Term U.S. Government Securities as a result of a tax-free reorganization as follows:

Shares of Federated Short-Term U.S. Government Trust Issued	Trust for Short-Term U.S. Government Securities Net Assets Received	Net Assets of Federated Short-Term U.S. Government Trust Immediately Prior to Combination	Net Assets of Trust for Short-Term U.S. Government Securities Immediately Prior to Combination	Net Assets of Federated Short-Term U.S. Government Trust Immediately After Combination
65,120,943	$65,132,145	$146,308,953	$65,132,145	$211,441,098

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2007	2006
Shares sold	449,061,054	629,496,212
Shares issued in connection with the tax-free transfer of assets from Trust for Short-Term U.S. Government Securities	--	65,120,943
Shares issued to shareholders in payment of distributions declared	3,241,132	2,305,750
Shares redeemed	(447,812,374)	(602,612,124)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,489,812	94,310,781

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$10,212,755	$8,056,155

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the component of distributable earnings on a tax basis was as follows:

Distributions in excess of net investment income	$(1,044)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived $210,949 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,534 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term U.S. Government Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

28726 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007 [1]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.051	0.041	0.022	0.009	0.013
Less Distributions:
Distributions from net investment income	(0.051)	(0.041)	(0.022)	(0.009)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	5.18%	4.21%	2.17%	0.89%	1.26%

Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	5.06%	4.15%	2.15%	0.88%	1.25%
Expense waiver/reimbursement [3]	0.09%	0.29%	0.34%	0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,062,328	$1,556,092	$1,206,111	$1,159,503	$1,521,953

1 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,025.30	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	100.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	20.7%
8-30 Days	39.4%
31-90 Days	35.2%
91-180 Days	0.3%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		GOVERNMENT AGENCIES--100.0%
$260,000,000	[1]	Federal Farm Credit System Discount Notes, 5.080% - 5.130%, 8/24/2007 - 9/28/2007	$258,469,729
1,239,185,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.170% - 5.260%, 8/1/2007 - 9/26/2007	1,238,967,584
82,835,000		Federal Farm Credit System Notes, 2.625% - 6.375%, 8/6/2007 - 7/15/2008	82,322,690
1,714,052,000	[1]	Federal Home Loan Bank System Discount Notes, 5.030% - 5.435%, 8/1/2007 - 7/17/2008	1,708,535,191
506,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.165% - 5.210%, 8/14/2007 - 10/15/2007	505,819,698
238,139,336		Federal Home Loan Bank System Notes, 3.270% - 6.500%, 8/15/2007 - 7/24/2008	237,824,341
180,000,000	[1]	Tennessee Valley Authority Discount Notes, 5.120% - 5.124%, 9/13/2007	178,899,009
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [3]	4,210,838,242
		OTHER ASSETS AND LIABILITIES - NET--0.0%	266,351
		TOTAL NET ASSETS--100%	$4,211,104,593

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$4,210,838,242
Income receivable		11,862,411
Receivable for shares sold		1,147,109
TOTAL ASSETS		4,223,847,762
Liabilities:
Payable for shares redeemed	$4,617
Payable to bank	236,719
Payable for shareholder services fee (Note 5)	279,479
Income distribution payable	11,979,163
Accrued expenses	243,191
TOTAL LIABILITIES		12,743,169
Net assets for 4,211,075,197 shares outstanding		$4,211,104,593
Net Assets Consist of:
Paid-in capital		$4,211,084,574
Undistributed net investment income		20,019
TOTAL NET ASSETS		$4,211,104,593
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,062,328,419 ÷ 2,062,271,783 shares outstanding no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,148,776,174 ÷ 2,148,803,414 shares outstanding no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$201,801,310
Expenses:
Investment adviser fee (Note 5)		$7,671,779
Administrative personnel and services fee (Note 5)		3,041,719
Custodian fees		146,747
Transfer and dividend disbursing agent fees and expenses		73,915
Directors'/Trustees' fees		34,327
Auditing fees		22,579
Legal fees		10,856
Portfolio accounting fees		172,908
Shareholder services fee--Institutional Service Shares (Note 5)		3,222,689
Account administration fee--Institutional Service Shares		1,884,314
Share registration costs		65,950
Printing and postage		26,578
Insurance premiums		24,189
Miscellaneous		27,495
TOTAL EXPENSES		16,426,045
Waivers (Note 5):
Waiver of investment adviser fee	$(3,340,738)
Waiver of administrative personnel and services fee	(118,771)
TOTAL WAIVERS		(3,459,509)
Net expenses			12,966,536
Net investment income			$188,834,774

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$188,834,774	$133,282,406
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(90,518,570)	(56,310,426)
Institutional Service Shares	(98,323,055)	(76,961,103)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(188,841,625)	(133,271,529)
Share Transactions:
Proceeds from sale of shares	12,530,659,254	11,799,039,407
Proceeds from shares issued in connection with the tax-free transfer of assets from Trust for Government Cash Reserves	--	84,754,065
Net asset value of shares issued to shareholders in payment of distributions declared	49,328,145	31,940,046
Cost of shares redeemed	(11,935,848,732)	(11,352,758,580)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	644,138,667	562,974,938
Change in net assets	644,131,816	562,985,815
Net Assets:
Beginning of period	3,566,972,777	3,003,986,962
End of period (including undistributed net investment income of $20,019 and $26,870, respectively)	$4,211,104,593	$3,566,972,777

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

On December 9, 2005, Government Obligations Tax-Managed Fund received assets from the Trust for Government Cash Reserves as a result of a tax-free reorganization, as follows:

Institutional Shares of the Fund Issued	Trust for Government Cash Reserves Net Assets Received	Net Assets of the Fund Prior to Combination	Net Assets of Trust for Government Cash Reserves Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
84,754,065	$84,754,065	$3,211,157,913	$84,754,065	$3,295,911,978

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,159,531,620	$7,159,531,620	6,325,739,769	$6,325,749,146
Shares issued in connection with the tax-free transfer of assets from the Trust for Government Cash Reserves	--	--	84,754,065	84,754,065
Shares issued to shareholders in payment of distributions declared	29,442,078	29,442,078	16,260,309	16,260,309
Shares redeemed	(6,682,830,661)	(6,682,830,661)	(6,076,755,268)	(6,076,755,268)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	506,143,037	$506,143,037	349,998,875	$350,008,252

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,371,127,634	$5,371,127,634	5,473,290,261	$5,473,290,261
Shares issued to shareholders in payment of distributions declared	19,886,067	19,886,067	15,679,737	15,679,737
Shares redeemed	(5,253,018,071)	(5,253,018,071)	(5,276,003,312)	(5,276,003,312)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	137,995,630	$137,995,630	212,966,686	$212,966,686
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	644,138,667	$644,138,667	562,965,561	$562,974,938

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$188,841,625	$133,271,529

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$20,019

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived $3,340,738 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $118,771 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees , upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2006 and July 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2006 and July 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Fund's fiscal years ended July 31, 2006 and July 31, 2005 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Obligations Tax-Managed Fund (a portfolio of Money Market Obligations Trust) as of July 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2006 and the financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Tax-Managed Fund as of July 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectus and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

33517 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.044	0.035	0.015	0.002	0.006
Less Distributions:
Distributions from net investment income	(0.044)	(0.035)	(0.015)	(0.002)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	4.49%	3.53%	1.47%	0.19%	0.57%

Ratios to Average Net Assets:
Net expenses	0.92%	0.93%	0.92%	0.92%	0.93%
Net investment income	4.40%	3.47%	1.42%	0.20%	0.58%
Expense waiver/reimbursement [2]	0.28%	0.29%	0.22%	0.28%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$249,100	$258,486	$270,162	$323,777	$443,485

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.026	0.006	0.0001	0.001
Less Distributions:
Distributions from net investment income	(0.035)	(0.026)	(0.006)	(0.0001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	3.56%	2.61%	0.62%	0.01%	0.05%

Ratios to Average Net Assets:
Net expenses	1.82%	1.83%	1.75%	1.10%	1.46%
Net investment income	3.50%	2.51%	0.52%	0.02%	0.05%
Expense waiver/reimbursement [2]	0.14%	0.14%	0.14%	0.85%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,839	$41,481	$54,502	$101,443	$122,807

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.026	0.003
Less Distributions:
Distributions from net investment income	(0.035)	(0.026)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	3.60%	2.61%	0.33%

Ratios to Average Net Assets:
Net expenses	1.79%	1.82%	1.82	% [3]
Net investment income	3.53%	2.73%	1.46	% [3]
Expense waiver/reimbursement [4]	0.14%	0.14%	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,563	$3,699	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.044	0.035	0.006
Less Distributions:
Distributions from net investment income	(0.044)	(0.035)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	4.49%	3.53%	0.56%

Ratios to Average Net Assets:
Net expenses	0.92%	0.94%	0.92	% [3]
Net investment income	4.43%	3.46%	3.57	% [3]
Expense waiver/reimbursement [4]	0.18%	0.28%	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$507	$184	$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions of Class B, Class C and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,022.00	$4.61
Class B Shares	$1,000	$1,017.50	$9.10
Class C Shares	$1,000	$1,017.70	$8.90
Class F Shares	$1,000	$1,022.00	$4.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.23	$4.61
Class B Shares	$1,000	$1,015.77	$9.10
Class C Shares	$1,000	$1,015.97	$8.90
Class F Shares	$1,000	$1,020.13	$4.71

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.82%
Class C Shares	1.78%
Class F Shares	0.94%

Portfolio of Investments Summary Tables

At July 31, 2007, the fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	84.4%
U.S. Government Agency Securities	15.5%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2007, the fund's effective maturity 3 schedule was as follows:

Percentage of Total Net Assets
1-7 Days	75.9%
8-30 Days	7.4%
31-90 Days	5.8%
91-180 Days	3.6%
181 Days and more	7.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a more complete description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		GOVERNMENT AGENCIES--15.5%
$4,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.200%, 9/19/2007	$2,999,264
5,000,000		Federal Home Loan Bank System Notes, 3.500% - 5.425%, 10/3/2007 - 7/17/2008	5,975,085
2,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.020%, 1/7/2008	1,955,966
5,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.215%, 9/17/2007	4,999,718
8,745,000		Federal Home Loan Mortgage Corp. Notes, 3.250% - 5.750%, 8/3/2007 - 7/17/2008	8,723,232
2,500,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	2,408,856
5,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.200%, 9/28/2007	4,998,913
12,075,000		Federal National Mortgage Association Notes, 2.500% - 5.300%, 9/14/2007 - 6/15/2008	12,006,217
		TOTAL GOVERNMENT AGENCIES	44,067,251
		REPURCHASE AGREEMENTS--84.4%
13,737,000		Interest in $1,991,000,000 joint repurchase agreement 5.110%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	13,737,000
8,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.270%, dated 7/11/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2035 for $753,623,125 on 8/14/2007. The market value of the underlying securities at the end of the period was $767,290,351.	8,000,000
1,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.290%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2047 for $310,778,894 on 4/10/2008. The market value of the underlying securities at the end of the period was $303,239,836.	1,000,000
49,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.310%, dated 7/31/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/15/2037 for $2,000,295,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,640.	49,000,000
50,000,000		Interest in $3,700,000,000 joint repurchase agreement 5.320%, dated 7/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459.	50,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$5,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.270%, dated 5/23/2007 under which Deutsche Bank Securities, Inc. will repurchase a U.S. Government Agency security and a U.S. Treasury security with various maturities to 3/15/2037 for $506,733,889 on 8/23/2007. The market value of the underlying securities at the end of the period was $527,901,071.	$5,000,000
8,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.270%, dated 7/11/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2037 for $753,842,708 on 8/15/2007. The market value of the underlying securities at the end of the period was $770,484,394.	8,000,000
49,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 7/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,000,295,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,053,903,683.	49,000,000
49,000,000		Interest in $2,800,000,000 joint repurchase agreement 5.290%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,800,411,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,857,532,657.	49,000,000
4,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 5.310%, dated 2/2/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $432,404,464.	4,000,000
2,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.28563%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $300,231,424 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,214,440.	2,000,000
1,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security maturing on 3/1/2036 for $154,856,456 on 5/27/2008. The market value of the underlying security at the end of the period was $151,290,426.	1,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	239,737,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	283,804,251
		OTHER ASSETS AND LIABILITIES - NET--0.1%	205,768
		TOTAL NET ASSETS--100%	$284,010,019

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Investments in repurchase agreements	$239,737,000
Investments in securities	44,067,251
Total investments in securities, at amortized cost and value		$283,804,251
Cash		61,033
Income receivable		668,024
Receivable for shares sold		220,869
TOTAL ASSETS		284,754,177
Liabilities:
Payable for shares redeemed	309,704
Income distribution payable	56,368
Payable for transfer and dividend disbursing agent fees and expenses	160,063
Payable for portfolio accounting fees	8,737
Payable for distribution services fee (Note 5)	20,997
Payable for shareholder services fee (Note 5)	156,907
Accrued expenses	31,382
TOTAL LIABILITIES		744,158
Net assets for 284,063,365 shares outstanding		$284,010,019
Net Assets Consist of:
Paid-in capital		$284,008,435
Undistributed net investment income		1,584
TOTAL NET ASSETS		$284,010,019
Net Asset Value and Offering Price Per Share:
Class A Shares:
$249,100,086 ÷ 249,156,125 shares outstanding, no par value, unlimited shares authorized		$1.00
Class B Shares:
$30,839,395 ÷ 30,837,920 shares outstanding, no par value, unlimited shares authorized		$1.00
Class C Shares:
$3,563,096 ÷ 3,561,868 shares outstanding, no par value, unlimited shares authorized		$1.00
Class F Shares:
$507,442 ÷ 507,451 shares outstanding, no par value, unlimited shares authorized		$1.00
Redemption Proceeds Per Share:
Class A Shares		$1.00
Class B Shares (94.50/100 of $1.00) [1]		$0.95
Class C Shares (99.00/100 of $1.00) [1]		$0.99
Class F Shares (99.00/100 of $1.00) [1]		$0.99

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$15,077,900
Expenses:
Investment adviser fee (Note 5)		$1,415,054
Administrative personnel and services fee (Note 5)		270,103
Custodian fees		20,425
Transfer and dividend disbursing agent fees and expenses		749,905
Directors'/Trustees' fees		2,889
Auditing fees		18,019
Legal fees		9,481
Portfolio accounting fees		105,451
Distribution services fee--Class B Shares (Note 5)		250,687
Distribution services fee--Class C Shares (Note 5)		24,875
Shareholder services fee--Class A Shares (Note 5)		601,719
Shareholder services fee--Class B Shares (Note 5)		83,562
Shareholder services fee--Class C Shares (Note 5)		7,139
Shareholder services fee--Class F Shares (Note 5)		313
Share registration costs		77,686
Printing and postage		44,790
Insurance premiums		7,509
Miscellaneous		2,141
TOTAL EXPENSES		3,691,748
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(336,701)
Waiver of administrative personnel and services fee	(52,170)
Reimbursement of shareholder services fee--Class A Shares	(355,775)
Reimbursement of shareholder services fee--Class F Shares	(90)
TOTAL WAIVERS AND REIMBURSEMENTS		(744,736)
Net expenses			2,947,012
Net investment income			$12,130,888

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,130,888	$10,320,822
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,834,077)	(9,112,576)
Class B Shares	(1,169,065)	(1,139,170)
Class C Shares	(116,936)	(61,406)
Class F Shares	(9,899)	(7,376)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,129,977)	(10,320,528)
Share Transactions:
Proceeds from sale of shares	143,892,545	173,752,700
Net asset value of shares issued to shareholders in payment of distributions declared	11,291,962	9,602,595
Cost of shares redeemed	(175,025,647)	(205,460,043)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,841,140)	(22,104,748)
Change in net assets	(19,840,229)	(22,104,454)
Net Assets:
Beginning of period	303,850,248	325,954,702
End of period (including undistributed net investment income of $1,584 and $673, respectively)	$284,010,019	$303,850,248

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is stability of principal and current income with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	123,319,385	$123,319,385	141,280,203	$141,280,203
Shares issued to shareholders in payment of distributions declared	10,163,094	10,163,094	8,570,155	8,570,155
Shares redeemed	(142,869,878)	(142,869,878)	(161,526,269)	(161,526,269)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(9,387,399)	$(9,387,399)	(11,675,911)	$(11,675,911)

Year Ended July 31	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	13,795,708	$13,795,708	22,819,772	$22,819,772
Shares issued to shareholders in payment of distributions declared	1,010,185	1,010,185	972,422	972,422
Shares redeemed	(25,446,371)	(25,446,371)	(36,813,796)	(36,813,796)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(10,640,478)	$(10,640,478)	(13,021,602)	$(13,021,602)

Year Ended July 31	2007		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,138,348	$6,138,348	8,972,578	$8,972,578
Shares issued to shareholders in payment of distributions declared	109,312	109,312	53,236	53,236
Shares redeemed	(6,384,099)	(6,384,099)	(6,612,258)	(6,612,258)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(136,439)	$(136,439)	2,413,556	$2,413,556

Year Ended July 31	2007		2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	639,104	$639,104	680,147	$680,147
Shares issued to shareholders in payment of distributions declared	9,371	9,371	6,782	6,782
Shares redeemed	(325,299)	(325,299)	(507,720)	(507,720)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	323,176	$323,176	179,209	$179,209
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(19,841,140)	$(19,841,140)	(22,104,748)	$(22,104,748)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, were as follows:

	2007	2006
Ordinary income [1]	$12,129,977	$10,320,528

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$1,584

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived $336,701 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.077% of average daily net assets of the Fund. FAS waived $52,170 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2007, FSC retained $12,951 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC voluntarily reimbursed $355,865 of shareholder services fees. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Liberty U.S. Government Money Market Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund, and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8042603 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.051	0.043	0.022	0.009	0.012
Less Distributions:
Distributions from net investment income	(0.051)	(0.043)	(0.022)	(0.009)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	5.26%	4.33%	2.27%	0.91%	1.25%

Ratios to Average Net Assets:
Net expenses	0.19%	0.18%	0.17%	0.16%	0.16%
Net investment income	5.22%	4.32%	2.28%	0.90%	1.24%
Expense waiver/reimbursement [3]	0.30%	0.30%	0.30%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,470	$86,721	$81,537	$93,831	$228,140

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,025.70	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	100.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	100.2%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.2%
$16,000,000	Interest in $2,000,000,000 joint repurchase agreement, 5.31%, dated 7/31/2007 under which Bear Stearns & Co. will repurchase U.S. Government Agency securities with various maturities to 7/15/2037 for $2,000,295,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,640.	$16,000,000
5,641,000	Interest in $1,991,000,000 joint repurchase agreement, 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,370.	5,641,000
16,000,000	Interest in $352,327,000 joint repurchase agreement, 5.30%, dated 7/31/2007 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $352,378,870 on 8/1/2007. The market value of the underlying securities at the end of the period was $359,400,198.	16,000,000
16,000,000	Interest in $3,700,000,000 joint repurchase agreement, 5.32%, dated 7/31/2007 under which CS First Boston Corp. will repurchase U.S Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459.	16,000,000
16,000,000	Interest in $2,000,000,000 joint repurchase agreement, 5.32%, dated 7/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,000,295,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,053,903,683.	16,000,000
16,000,000	Interest in $2,800,000,000 joint repurchase agreement, 5.29%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,800,411,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,857,532,657.	16,000,000
16,000,000	Interest in $2,000,000,000 joint repurchase agreement, 5.30%, dated 7/31/2007 under which Societe Generale New York will repurchase U.S. Government Agency securities with various maturities to 5/20/2037 for $2,000,294,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,058,033,784.	16,000,000
	TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [1]	101,641,000
	OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(171,355)
	TOTAL NET ASSETS--100%	$101,469,645

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Total investments in repurchase agreements, at amortized cost and value		$101,641,000
Cash		9,892
Income receivable		14,952
Receivable for shares sold		18,845
TOTAL ASSETS		101,684,689
Liabilities:
Payable for custodian fees	$1,618
Payable for portfolio accounting fees	3,547
Payable for transfer and dividend disbursing agent fees and expenses	4,511
Payable for share registration costs	11,283
Income distribution payable	193,820
Accrued expenses	265
TOTAL LIABILITIES		215,044
Net assets for 101,470,514 shares outstanding		$101,469,645
Net Assets Consist of:
Paid-in capital		$101,470,514
Distributions in excess of net investment income		(869)
TOTAL NET ASSETS		$101,469,645
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$101,469,645 ÷ 101,470,514 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$5,041,986
Expenses:
Investment adviser fee (Note 5)		$372,407
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		15,445
Transfer and dividend disbursing agent fees and expenses		18,615
Directors'/Trustees' fees		1,135
Auditing fees		17,019
Legal fees		9,429
Portfolio accounting fees		42,075
Share registration costs		40,620
Printing and postage		10,011
Insurance premiums		6,580
Miscellaneous		7,595
TOTAL EXPENSES		690,931
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(372,407)
Waiver of administrative personnel and services fee	(24,068)
Reimbursement of other operating expenses	(114,245)
TOTAL WAIVERS AND REIMBURSEMENT		(510,720)
Net expenses			180,211
Net investment income			$4,861,775

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,861,775	$4,176,753
Distributions to Shareholders:
Distributions from net investment income	(4,862,023)	(4,176,738)
Share Transactions:
Proceeds from sale of shares	657,730,875	916,539,897
Net asset value of shares issued to shareholders in payment of distributions declared	3,130,353	2,988,698
Cost of shares redeemed	(646,112,085)	(914,345,021)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,749,143	5,183,574
Change in net assets	14,748,895	5,183,589
Net Assets:
Beginning of period	86,720,750	81,537,161
End of period (including distributions in excess of net investment income of $(869) and $(621), respectively)	$101,469,645	$86,720,750

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2007	2006
Shares sold	657,730,875	916,539,897
Shares issued to shareholders in payment of distributions declared	3,130,353	2,988,698
Shares redeemed	(646,112,085)	(914,345,021)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	14,749,143	5,183,574

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$4,862,023	$4,176,738

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the component of distributable earnings on a tax basis was as follows:

Distributions in excess of net investment income	$(869)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding (interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses) exceed 0.45% of the average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2007, the Adviser waived its entire fee and reimbursed $114,245 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.135% of average daily net assets of the Fund. FAS waived $24,068 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Liquid Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Cash Trust, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

LIQUID CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N757

28729 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

Established 1974

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.042	0.032	0.012	0.001	0.004
Net realized and unrealized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.042	0.032	0.012	0.001	0.004
Less Distributions:
Distributions from net investment income	(0.042)	(0.032)	(0.012)	(0.001)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	4.26%	3.29%	1.22%	0.06%	0.44%

Ratios to Average Net Assets:
Net expenses	1.22%	1.22%	1.22%	1.13%	1.22%
Net investment income	4.19%	3.22%	1.19%	0.06%	0.45%
Expense waiver/reimbursement [3]	0.66%	0.56%	0.37%	0.33%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,555	$36,597	$41,519	$49,683	$57,210

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,020.90	$6.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.74	$6.11

1 Expenses are equal to the Fund's annualized net expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	51.2%
Variable Rate Instruments	38.9%
Bank Instruments	6.8%
Repurchase Agreements	3.3%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.1	% [4]
8-30 Days	27.0%
31-90 Days	21.5%
91-180 Days	4.3%
181 Days or more	10.3%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 25.8% of the Fund's portfolio.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.7%
		Finance - Automotive--0.7%
$60,635	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$60,635
181,589	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	181,589
		TOTAL ASSET-BACKED SECURITIES	242,224
		CERTIFICATES OF DEPOSIT--6.8%
		Banking--6.8%
200,000		Barclays Bank PLC, 5.312%, 5/22/2008	200,000
200,000		Credit Suisse, Zurich, 5.290%, 4/11/2008	200,000
500,000		HBOS Treasury Services PLC, 5.310%, 5/23/2008	500,000
500,000		Societe Generale, Paris, 5.190%, 10/9/2007	499,850
1,000,000		Wilmington Trust Co., 5.325%, 10/19/2007	999,989
		TOTAL CERTIFICATES OF DEPOSIT	2,399,839
		COLLATERALIZED LOAN AGREEMENTS--30.9%
		Banking--16.9%
1,000,000		Credit Suisse First Boston LLC, 5.455%, 8/1/2007	1,000,000
1,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/17/2007	1,000,000
1,000,000		Fortis Bank SA/NV, 5.425%, 8/1/2007	1,000,000
1,000,000		Greenwich Capital Markets, Inc., 5.475%, 8/1/2007	1,000,000
1,000,000		RBC Capital Markets Corp., 5.445%, 8/1/2007	1,000,000
1,000,000		WAMU Capital Corp., 5.575%, 8/1/2007	1,000,000
		TOTAL	6,000,000
		Brokerage--14.0%
1,000,000		Bear Stearns & Co., Inc., 5.495%, 8/1/2007	1,000,000
1,000,000		Citigroup Global Markets, Inc., 5.475%, 8/1/2007	1,000,000
1,000,000		Lehman Brothers, Inc., 5.35%, 8/30/2007	1,000,000
1,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.35%, 9/25/2007	1,000,000
1,000,000		Morgan Stanley & Co., Inc., 5.465%, 8/1/2007	1,000,000
		TOTAL	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	11,000,000
Principal Amount			Value
		COMMERCIAL PAPER--11.9% [3]
		Aerospace/Auto--1.4%
$250,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 5.320%, 9/14/2007	$248,375
250,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.330%, 8/16/2007	249,445
		TOTAL	497,820
		Banking--1.7%
300,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.240%, 8/14/2007	299,432
295,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.280%, 8/23/2007	294,048
		TOTAL	593,480
		Consumer Products--0.7%
250,000	[1,2]	Fortune Brands, Inc., 5.320%, 8/23/2007	249,187
		Finance - Automotive--1.8%
250,000		DaimlerChrysler North America Holding Corp., 5.360%, 8/28/2007	248,995
400,000		FCAR Auto Loan Trust (Series A1/P1), 5.190%, 9/21/2007	397,059
		TOTAL	646,054
		Finance - Commercial--1.4%
500,000		CIT Group, Inc., 5.210%, 10/24/2007	493,922
		Finance - Retail--1.4%
500,000		Countrywide Financial Corp., 5.280%, 10/11/2007	494,793
		Finance - Securities--2.8%
1,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 8/28/2007	996,033
		Retail--0.7%
250,000	[1,2]	Safeway Inc., 5.470%, 8/10/2007	249,658
		TOTAL COMMERCIAL PAPER	4,220,947
		CORPORATE BOND--1.4%
		Finance - Retail--1.4%
500,000		SLM Corp., 5.320%, 8/14/2007	500,000
		CORPORATE NOTES--6.3%
		Banking--2.2%
500,000		Barclays Bank PLC, 5.350%, 4/23/2008	500,000
300,000		First Tennessee Bank, N.A., 3.822%, 1/18/2008	297,753
		TOTAL	797,753
Principal Amount			Value
		CORPORATE NOTES--continued
		Brokerage--2.8%
$1,000,000		Goldman Sachs Group, Inc., 5.340%, 3/5/2008	$1,000,000
		Finance - Securities--1.3%
200,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.400%, 6/16/2008	200,000
250,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350%, 5/22/2008	250,000
		TOTAL	450,000
		TOTAL CORPORATE NOTES	2,247,753
		NOTES - VARIABLE--38.9% [5]
		Banking--26.8%
500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.330%, 9/5/2007	500,000
1,000,000	[1,2]	BNP Paribas SA, 5.310%, 8/27/2007	1,000,000
1,000,000	[1,2]	HBOS Treasury Services PLC, 5.310%, 8/9/2007	1,000,000
985,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp INS.), 5.350%, 8/2/2007	985,000
1,000,000	[1]	MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	1,000,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 8/27/2007	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 8/2/2007	1,000,000
2,045,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 8/7/2007	2,045,000
1,000,000		U.S. Bank, N.A., 5.390%, 10/1/2007	1,000,062
		TOTAL	9,530,062
		Finance - Commercial--2.8%
1,000,000		CIT Group, Inc., 5.590%, 9/20/2007	1,000,306
		Finance - Retail--4.2%
1,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 8/15/2007	1,000,000
500,000	[1,2]	Paradigm Funding LLC, 5.290%, 8/23/2007	499,976
		TOTAL	1,499,976
		Finance - Securities--5.1%
500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.325%, 8/1/2007	499,998
1,300,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 5.315% - 5.325%, 8/1/2007	1,299,945
		TOTAL	1,799,943
		TOTAL NOTES - VARIABLE	13,830,287
Principal Amount			Value
		REPURCHASE AGREEMENT--3.3%
$1,176,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency Securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	$1,176,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [6]	35,617,050
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(62,256)
		TOTAL NET ASSETS--100%	$35,554,794

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $9,078,321, which represented 25.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $7,836,097, which represented 22.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate notes with current rate and next reset date shown.

6 Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
SA	--Support Agreement
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$35,617,050
Cash		28,079
Income receivable		126,596
Receivable for shares sold		64,570
TOTAL ASSETS		35,836,295
Liabilities:
Payable for shares redeemed	$215,733
Payable for shareholder services fee (Note 5)	21,613
Income distribution payable	3,030
Accrued expenses	41,125
TOTAL LIABILITIES		281,501
Net assets for 35,631,455 shares outstanding		$35,554,794
Net Assets Consist of:
Paid-in capital		$35,631,829
Accumulated net realized loss on investments		(76,453)
Distributions in excess of net investment income		(582)
TOTAL NET ASSETS		$35,554,794
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$35,554,794 ÷ 35,631,455 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$1,949,292
Expenses:
Investment adviser fee (Note 5)		$179,996
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		27,208
Transfer and dividend disbursing agent fees and expenses		101,787
Directors'/Trustees' fees		657
Auditing fees		17,020
Legal fees		9,422
Portfolio accounting fees		42,066
Shareholder services fee (Note 5)		86,179
Share registration costs		39,174
Printing and postage		17,100
Insurance premiums		6,175
Miscellaneous		606
TOTAL EXPENSES		677,390
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(179,996)
Waiver of administrative personnel and services fee	(24,639)
Reimbursement of other operating expenses	(31,882)
TOTAL WAIVERS AND REIMBURSEMENT		(236,517)
Net expenses			440,873
Net investment income			1,508,419
Net realized gain on investments			2,396
Change in net assets resulting from operations			$1,510,815

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,508,419	$1,275,190
Net realized gain on investments	2,396	989
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,510,815	1,276,179
Distributions to Shareholders:
Distributions from net investment income	(1,508,874)	(1,275,219)
Share Transactions:
Proceeds from sale of shares	19,817,938	24,922,842
Net asset value of shares issued to shareholders in payment of distributions declared	1,467,540	1,235,330
Cost of shares redeemed	(22,329,888)	(31,081,279)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,044,410)	(4,923,107)
Change in net assets	(1,042,469)	(4,922,147)
Net Assets:
Beginning of period	36,597,263	41,519,410
End of period (including distributions in excess of net investment income of $(582) and $(127),respectively)	$35,554,794	$36,597,263

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 60,635
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 181,589
MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007	3/28/2006	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2007	2006
Shares sold	19,817,290	24,922,842
Shares issued to shareholders in payment of distributions declared	1,467,540	1,235,330
Shares redeemed	(22,329,888)	(31,081,279)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,045,058)	(4,923,107)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$1,508,874	$1,275,219

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(582)
Capital loss carryforwards	$(76,453)

At July 31, 2007, the Fund had a capital loss carryforward of $76,453 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

The Fund used capital loss carryforwards of $2,396 to offset taxable capital gains realized during the year ended July 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee of the Fund's average daily net assets as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived its entire fee and reimbursed $31,882 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.348% of average daily net assets of the Fund. FAS waived $24,639 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,682 of Service Fees for the year ended July 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MONEY MARKET MANAGEMENT:

We have audited the accompanying statement of assets and liabilities of Money Market Management (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

MONEY MARKET MANAGEMENT (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211

28876 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007 [1]	2006		2005	2004		2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.035	0.030		0.018	0.009		0.012
Net realized and unrealized gain (loss) on investments	0.000 [2]	(0.000	) [2]	0.000 [2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.035	0.030		0.018	0.009		0.012
Less Distributions:
Distributions from net investment income	(0.035)	(0.030)		(0.018)	(0.009)		(0.012)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [3]	3.57%	3.01%		1.82%	0.94%		1.25%

Ratios to Average Net Assets:
Net expenses	0.18%	0.18%		0.18%	0.18%		0.18%
Net investment income	3.48%	2.99%		1.85%	0.94%		1.19%
Expense waiver/reimbursement [4]	0.12%	0.12%		0.13%	0.12%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,067,288	$3,490,983		$3,040,759	$2,144,468		$1,570,532

1 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,017.80	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$0.90

1 Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	93.5%
Municipal Notes	7.3%
Commercial Paper	4.3%
Other Assets and Liabilities--Net [2]	(5.1)%
TOTAL	100.0%

At July 31, 2007, the fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	89.5%
8-30 days	6.1%
31-90 days	4.5%
91-180 days	2.5%
181 days or more	2.5%
Other Assets and Liabilities--Net [2]	(5.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		SHORT-TERM MUNICIPALS--105.1% [1,2]
		Alabama--0.9%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 3.710%, 8/2/2007	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	4,190,000
1,410,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.790%, 8/1/2007	1,410,000
9,000,000		Columbia, AL IDB, PCR (1995 Series C), Daily VRDNs (Alabama Power Co.), 3.740%, 8/1/2007	9,000,000
17,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.710%, 8/1/2007	17,000,000
4,175,000		Mobile, AL, Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007	4,175,000
6,600,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	6,600,000
		TOTAL	54,715,000
		Alaska--1.8%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,750,000
9,415,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 3.710%, 8/2/2007	9,415,000
42,950,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 3.740%, 8/1/2007	42,950,000
24,400,000		Valdez, AK, Marine Terminal (Series 1994C), Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 3.680%, 8/1/2007	24,400,000
28,000,000		Valdez, AK, Marine Terminal (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.690%, 8/1/2007	28,000,000
		TOTAL	108,515,000
		Arizona--1.3%
22,700,000		Arizona Health Facilities Authority (Series 2005B), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 3.630%, 8/1/2007	22,700,000
425,000		Arizona Health Facilities Authority (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 3.660%, 8/2/2007	425,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$1,920,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	$1,920,000
3,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.680%, 8/2/2007	3,675,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.680%, 8/2/2007	3,400,000
3,700,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	3,700,000
3,630,000		Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 3.700%, 8/2/2007	3,630,000
35,250,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/2/2007	35,250,000
3,780,000	[3,4]	Tucson, AZ, Water Revenue, P-Floats (Series EC-1088), VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	3,780,000
		TOTAL	78,480,000
		Arkansas--1.2%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.720%, 8/2/2007	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/2/2007	5,130,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.920%, 8/2/2007	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/2/2007	7,100,000
		TOTAL	72,430,000
		California--5.4%
13,666,500	[3,4]	California Educational Facilities Authority, Floater Certificates (Series 2006-1816), Weekly VRDNs (University of Southern California)/(Morgan Stanley LIQ), 3.630%, 8/2/2007	13,666,500
10,995,000	[3,4]	California Health Facilities Financing Authority (Series 1998-CMC6), Weekly VRDNs (Kaiser Permanente)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/1/2007	10,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$1,035,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	$1,035,000
715,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 3.720%, 8/1/2007	715,000
1,680,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	1,680,000
4,100,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,100,000
5,200,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	5,200,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 3.740%, 8/2/2007	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	5,000,000
6,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.690%, 8/2/2007	6,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	2,940,000
3,165,000		California PCFA (Series 2002A), Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	3,165,000
4,060,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,060,000
2,365,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,365,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.740%, 8/2/2007	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 3.740%, 8/2/2007	2,000,000
1,800,000		California PCFA (Series 2003), Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.690%, 8/2/2007	1,800,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 3.740%, 8/2/2007	2,350,000
9,000,000	[3,4]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.710%, 8/1/2007	9,000,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.740%, 8/2/2007	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	$7,280,000
4,680,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	4,680,000
2,960,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,960,000
2,930,000		California PCFA (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	2,930,000
3,910,000		California PCFA (Series 2006A), Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 3.720%, 8/1/2007	3,910,000
1,345,000		California PCFA (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	1,345,000
8,905,000		California PCFA (Series 2006A), Weekly VRDNs (Rainbow Disposal Co., Inc.)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	8,905,000
2,240,000		California PCFA (Series 2006B), Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 3.720%, 8/1/2007	2,240,000
10,000,000		California PCFA (Series 2007A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.700%, 8/1/2007	10,000,000
4,110,000		California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 3.720%, 8/1/2007	4,110,000
10,000,000		California PCFA (Series 2007A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.710%, 8/1/2007	10,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.630%, 8/1/2007	3,440,000
15,000,000		California PCFA (Series 2007A), Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Comerica Bank LOC), 3.710%, 8/1/2007	15,000,000
9,110,000	[3,4]	California State (PT-3574), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007	9,110,000
5,645,000	[3,4]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007	5,645,000
2,350,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 3.820%, 8/1/2007	2,350,000
15,200,000		California Statewide Communities Development Authority (Series 2003B), Weekly VRDNs (Kaiser Permanente), 3.600%, 8/1/2007	15,200,000
10,500,000		California Statewide Communities Development Authority (Series 2004L), Weekly VRDNs (Kaiser Permanente), 3.600%, 8/1/2007	10,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$4,810,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.720%, 8/2/2007	$4,810,000
11,500,000	[3,4]	GS Pool Trust (Series 2006-24TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	11,500,000
3,435,000	[3,4]	GS Pool Trust (Series 2006-54TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	3,435,000
21,000,000	[3,4]	Los Angeles, CA Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2007	21,000,000
28,000,000	[3,4]	Northern California Gas Authority No. 1, Floater Certificates (Series 2006-1811), Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 8/2/2007	28,000,000
18,800,000		Torrance, CA (Series 1992: Hospital Revenue Bonds), Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 8/2/2007	18,800,000
18,655,000		West Covina, CA Public Financing Authority (Series 2002B), Weekly VRDNs (West Covina, CA)/(CALSTRS (CALSTRS) LOC), 3.600%, 8/1/2007	18,655,000
		TOTAL	320,241,500
		Colorado--1.2%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/1/2007	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	5,500,000
5,210,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 2007-C22), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	5,210,000
		TOTAL	70,685,000
		Connecticut--0.1%
7,700,000		Connecticut State HEFA (Series A), Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.640%, 8/2/2007	7,700,000
		Delaware--0.1%
3,720,000	[3,4]	Delaware Transportation Authority, P-Floats (Series EC-1075), VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	3,720,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		District of Columbia--0.6%
$15,435,000	[3,4]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 8/2/2007	$15,435,000
3,140,000	[3,4]	District of Columbia HFA (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 8/2/2007	3,140,000
14,410,000	[3,4]	Metropolitan Washington, DC Airports Authority, PUTTERs (Series 1949), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007	14,410,000
		TOTAL	32,985,000
		Florida--3.6%
40,000,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	40,000,000
6,351,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 8/2/2007	6,351,000
6,000,000	[3,4]	Florida Housing Finance Corp., Class A Certificates (Series 3051), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	6,000,000
19,500,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	19,500,000
9,870,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	9,870,000
15,210,000	[3,4]	Florida State Board of Education (PZ-198), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	15,210,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 4.730%, 8/1/2007	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), 3.69% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007	7,835,000
4,190,000		Hillsborough County, FL HFA, (Series 2005), Weekly VRDNs (Claymore Crossings Apartments)/(Citibank N.A., New York LOC), 3.670%, 8/1/2007	4,190,000
11,280,000	[3,4]	Hillsborough County, FL Port District (MT-101), 3.70% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 11/15/2007	11,280,000
8,500,000		Jacksonville, FL, PCR (Series 1995), Daily VRDNs (Florida Power & Light Co.), 3.730%, 8/1/2007	8,500,000
5,295,000	[3,4]	Miami-Dade County, FL, Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	5,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$8,700,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 525), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	$8,700,000
10,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Banco Bilbao Vizcaya Argentaria SA LIQs), 3.690%, 8/2/2007	10,000,000
55,000,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 3.760%, 8/1/2007	55,000,000
		TOTAL	214,231,000
		Georgia--4.6%
24,175,000		Atlanta, GA Development Authority (Series 2007A), Weekly VRDNs (Panther Place LLC)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/2/2007	24,175,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,000,000
7,000,000		Bacon, GA Industrial Building Authority (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,000,000
5,255,000		Burke County, GA Development Authority, PCR (Series 1992), Daily VRDNs (Georgia Power Co.), 3.640%, 8/1/2007	5,255,000
13,670,000		Clayton County, GA Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	13,670,000
6,500,000		Clayton County, GA Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 3.690%, 8/2/2007	6,500,000
26,000,000	[3,4]	Cobb County, GA Housing Authority (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/2/2007	26,000,000
5,910,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.860%, 8/2/2007	5,910,000
8,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 3.680%, 8/2/2007	8,000,000
4,620,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.680%, 8/2/2007	4,620,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	16,000,000
4,500,000		Fulton County, GA, IDA (Series 2005), Weekly VRDNs (Phoenix Stamping Group LLC)/(Columbus Bank and Trust Co., GA LOC), 3.680%, 8/2/2007	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$4,875,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	$4,875,000
21,125,000	[3,4]	Georgia State, P-Floats (Series EC-1019), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	21,125,000
22,620,000		Gwinnett County, GA, Hospital Authority (Series 2007D), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(DePfa Bank PLC LIQ), 3.630%, 8/1/2007	22,620,000
5,000,000		Gwinnett County, GA, Housing Authority (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	5,000,000
13,900,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 3.670%, 8/2/2007	13,900,000
22,000,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.690%, 8/2/2007	22,000,000
20,000,000		Mitchell County, GA, Development Authority (Series 2006), Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2007	20,000,000
4,150,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.710%, 8/2/2007	4,150,000
8,040,000		Roswell, GA Housing Authority (Series 2005), Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 3.660%, 8/2/2007	8,040,000
10,100,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.780%, 8/1/2007	10,100,000
2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC), 3.680%, 8/1/2007	2,000,000
3,500,000		Savannah, GA Housing Authority (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 3.670%, 8/2/2007	3,500,000
4,480,000		Screven County, GA, IDA (Series 1995), Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	4,480,000
2,200,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	2,200,000
5,000,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2007	5,000,000
		TOTAL	273,620,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Hawaii--0.7%
$27,000,000	[3,4]	Hawaii State Airport System (Series 2007 FR/RI-P21), Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	$27,000,000
17,670,000	[3,4]	Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	17,670,000
		TOTAL	44,670,000
		Illinois--5.7%
3,500,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.800%, 8/2/2007	3,500,000
5,000,000		Chicago, IL, Board of Education (Series 2005D-1), Daily VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ), 3.740%, 8/1/2007	5,000,000
31,000,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 8/1/2007	31,000,000
76,150,000		Chicago, IL, Midway Airport (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 8/1/2007	76,150,000
43,400,000		Chicago, IL, MFH Revenue (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 3.700%, 8/2/2007	43,400,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	1,065,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport (PT-685), 3.69% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007	9,995,000
2,795,000	[3,4]	Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	2,795,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	7,810,000
2,655,000		Chicago, IL (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,655,000
1,225,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.710%, 8/1/2007	1,225,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	10,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$2,620,000		Elgin, IL (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	$2,620,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	465,000
3,400,000		Harvey, IL Multi-family Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(FHLB of Chicago LOC), 3.750%, 8/2/2007	3,400,000
1,885,000		Huntley, IL, IDR (Series 1999), Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.720%, 8/1/2007	1,885,000
3,890,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.690%, 8/1/2007	3,890,000
1,300,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.720%, 8/2/2007	1,300,000
5,225,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.750%, 8/2/2007	5,225,000
2,850,000		Illinois Development Finance Authority IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 8/1/2007	2,850,000
5,310,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	5,310,000
3,110,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.740%, 8/1/2007	3,110,000
2,500,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/1/2007	2,500,000
8,750,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Republic Services, Inc.), 3.890%, 8/2/2007	8,750,000
3,750,000		Illinois Finance Authority (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.680%, 8/1/2007	3,750,000
6,600,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.740%, 8/1/2007	6,600,000
490,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.610%, 8/1/2007	490,000
40,000,000		Illinois Housing Development Authority (Series 2007C), 3.73% BANs, 5/7/2008	40,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$7,000,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.680%, 8/1/2007	$7,000,000
24,950,000	[3,4]	Kane County, IL Forest Preserve District, SPEARs (Series DB-258), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 3.680%, 8/2/2007	24,950,000
3,245,000		Tinley Park, IL (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	3,245,000
2,845,000		Upper Illinois River Valley Development Authority (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,845,000
2,900,000		Vernon Hills, IL Industrial Development (Series 1998), Weekly VRDNs (Accurate Transmissions, Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,900,000
2,240,000		Will-Kankakee, IL Regional Development Authority (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	2,240,000
		TOTAL	338,470,000
		Indiana--3.3%
7,931,000		Elkhart County, IN, MFH (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 3.750%, 8/2/2007	7,931,000
2,292,000		Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC), 3.720%, 8/2/2007	2,292,000
980,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	980,000
3,950,000		Indiana Health Facility Financing Authority (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 3.640%, 8/2/2007	3,950,000
5,500,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	5,500,000
8,000,000		Indiana State Finance Authority (Series 2006), Weekly VRDNs (Mittal Steel USA, Inc.)/(Bank of Montreal LOC), 3.680%, 8/1/2007	8,000,000
1,115,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,115,000
13,165,000		Indiana State Housing & Community Development Authority (Series 2006 E-2), 3.62% BANs, 12/20/2007	13,165,000
7,500,000		Indianapolis, IN, Airport Authority (Series 2007), 3.82% CP (Fortis Bank SA/NV and State Street Bank & Trust Co. LOCs), Mandatory Tender 10/10/2007	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$5,135,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	$5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.740%, 8/2/2007	3,400,000
7,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	7,100,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	6,500,000
1,330,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 3.790%, 8/2/2007	1,330,000
24,200,000		Lafayette, IN, Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.700%, 8/2/2007	24,200,000
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 3.680%, 8/2/2007	6,000,000
12,214,000		Southwest Allen County, IN Metropolitan School District (Series 2007 B), 4.00% TANs, 10/1/2007	12,216,966
4,899,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/31/2007	4,906,874
9,200,000		Whiting, IN, Environmental Facilities Revenue (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	9,200,000
10,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	10,000,000
22,600,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,600,000
22,225,000		Whiting, IN, Environmental Facilities Revenue (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,225,000
2,000,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,000,000
		TOTAL	196,281,840
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--0.5%
$27,685,000		Iowa Finance Authority (Series 2006A), Weekly VRDNs (Pointe at Cedar Rapids LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/2/2007	$27,685,000
		Kansas--0.7%
11,050,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	11,050,000
2,160,000		Junction City, KS, 5.00% BANs, 8/1/2007	2,160,000
10,000,000		Kansas Development Finance Authority (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	10,000,000
10,000,000		Lenexa, KS MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	10,000,000
4,000,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	4,000,000
2,625,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,625,000
		TOTAL	39,835,000
		Kentucky--0.6%
8,300,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 3.700%, 8/2/2007	8,300,000
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.750%, 8/2/2007	4,900,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.870%, 8/2/2007	5,500,000
570,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.100%, 8/2/2007	570,000
1,325,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/ (Regions Bank, Alabama LOC), 3.630%, 8/2/2007	1,325,000
2,067,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.740%, 8/2/2007	2,067,000
6,725,000		Kentucky Housing Corp., (Conduit Multifamily Mortgage Revenue Bonds (Series 2006A), Weekly VRDNs (Clarksdale Rental I LP)/(PNC Bank, N.A. LOC), 3.700%, 8/2/2007	6,725,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--continued
$5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.870%, 8/2/2007	$5,740,000
1,570,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.830%, 8/2/2007	1,570,000
		TOTAL	36,697,000
		Louisiana--0.9%
5,001,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	5,001,000
11,565,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	11,565,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.760%, 8/2/2007	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips), 3.760%, 8/1/2007	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	9,000,000
11,600,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.770%, 8/1/2007	11,600,000
		TOTAL	52,266,000
		Maine--0.6%
5,300,000		Bath, ME, 4.25% BANs, 1/30/2008	5,312,844
1,700,000		Biddeford, ME, Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.690%, 8/1/2007	1,700,000
8,100,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	8,100,000
15,000,000		Maine State Housing Authority (Series D), 3.82% TOBs, Optional Tender 7/18/2008	15,000,000
3,285,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,285,000
		TOTAL	33,397,844
		Maryland--1.3%
250,000		Howard County, MD Economic Development Revenue Board (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 3.690%, 8/2/2007	250,000
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	2,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$5,555,000	[3,4]	Maryland Community Development Administration - Residential Revenue (PA-1432), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	$5,555,000
3,630,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/1/2007	3,630,000
13,000,000		Maryland Community Development Administration - Residential Revenue (Series 2006N), 3.72% BANs, 9/12/2007	13,000,000
4,830,000	[3,4]	Maryland Community Development Administration - Residential Revenue Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	4,830,000
5,850,000		Maryland IDFA (Series 1999), 3.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2007	5,850,000
5,635,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 8/1/2007	5,635,000
6,790,000		Maryland State Economic Development Corp. (Series 2006), Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.710%, 8/3/2007	6,790,000
24,480,000	[3,4]	Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	24,480,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/ (GTD by Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	5,730,000
		TOTAL	78,245,000
		Massachusetts--0.9%
7,729,000		Ashburnham, MA, 4.00% BANs, 7/11/2008	7,742,992
10,000,000		Massachusetts Development Finance Agency (Series 2004), 3.77% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 9/10/2007	10,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.750%, 8/2/2007	4,500,000
9,580,000	[3,4]	Massachusetts Port Authority, PUTTERs (Series 501Z), Weekly VRDNs (Delta Air Lines, Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	9,580,000
100,000		Massachusetts State Development Finance Agency (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.650%, 8/1/2007	100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$300,000		Massachusetts State Development Finance Agency (Series 2006), Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007	$300,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.730%, 8/1/2007	19,610,000
		TOTAL	51,832,992
		Michigan--0.4%
2,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.680%, 8/1/2007	2,300,000
401,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 3.690%, 8/2/2007	401,000
12,625,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	12,625,000
6,500,000		Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(GTD by Bayerische Landesbank LOC), 3.680%, 8/1/2007	6,500,000
		TOTAL	21,826,000
		Minnesota--3.8%
24,050,000	[3,4]	Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	24,050,000
17,510,000	[3,4]	Becker, MN (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	17,510,000
2,400,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,400,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	6,440,000
3,865,000		Dakota County, MN, Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	3,865,000
51,600,000		Minneapolis, MN, Healthcare System (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.620%, 8/1/2007	51,600,000
900,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	$3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	5,220,000
45,000,000		Minnesota State HFA (Series 2006K), 3.62% BANs, 11/6/2007	45,000,000
17,770,000	[3,4]	Minnesota State, P-Floats (Series EC-1059) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	17,770,000
1,700,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/3/2007	1,700,000
14,890,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/ (LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	14,890,000
310,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	310,000
10,100,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	10,100,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/ (LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	5,000,000
8,750,000		St. Paul, MN Housing & Redevelopment Authority (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007	8,750,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 8/3/2007	4,000,000
		TOTAL	224,895,000
		Mississippi--1.3%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/ (Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	12,000,000
1,950,000		Mississippi Business Finance Corp. (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.780%, 8/2/2007	1,950,000
2,420,000		Mississippi Business Finance Corp. (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	2,420,000
3,270,000		Mississippi Business Finance Corp. (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	3,270,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--continued
$2,955,000		Mississippi Business Finance Corp. (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	$2,955,000
9,000,000		Mississippi Business Finance Corp. (Series 2006), Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.660%, 8/2/2007	9,000,000
1,020,000	[3,4]	Mississippi Home Corp. (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	1,020,000
7,500,000		Mississippi Home Corp. (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.690%, 8/2/2007	7,500,000
6,500,000		Mississippi Home Corp. (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	6,500,000
9,790,000		Mississippi Home Corp. (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	9,790,000
10,070,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.730%, 8/1/2007	10,070,000
1,435,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,435,000
6,785,000	[3,4]	Mississippi Hospital Equipment & Facilities Authority (Series 2004 FR/RI-L70), Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 3.670%, 8/1/2007	6,785,000
		TOTAL	74,695,000
		Missouri--1.4%
28,096,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	28,096,000
10,000,000		Kansas City, MO, IDA (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 3.680%, 8/2/2007	10,000,000
8,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.710%, 8/2/2007	8,250,000
2,580,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,580,000
1,540,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,540,000
21,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.730%, 8/2/2007	21,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$9,300,000		St. Louis, MO, IDA (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 8/1/2007	$9,300,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 4.010%, 8/2/2007	1,000,000
		TOTAL	81,766,000
		Montana--0.2%
2,200,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	2,200,000
5,700,000	[3,4]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/1/2007	5,700,000
2,580,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 3.730%, 8/1/2007	2,580,000
3,055,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 3.700%, 8/2/2007	3,055,000
		TOTAL	13,535,000
		Multi State--6.5%
37,335,610	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.820%, 8/2/2007	37,335,610
46,016,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank & Trust Co. LIQs), 3.730%, 8/2/2007	46,016,000
9,425,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2006-5), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/2/2007	9,425,000
20,394,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/ (Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/2/2007	20,394,000
5,183,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/ (Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/2/2007	5,183,000
30,321,597	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007	30,321,597
18,299,496	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007	18,299,496
3,582,445	[3,4]	GS Pool Trust (Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007	3,582,445
62,605,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 3.860%, 8/2/2007	62,605,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--continued
$76,115,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1761P), Weekly VRDNs (AMBAC, FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.880%, 8/2/2007	$76,115,000
34,320,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.810%, 8/2/2007	34,320,000
43,530,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 8/2/2007	43,530,000
		TOTAL	387,127,148
		Nebraska--0.3%
2,900,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	2,900,000
900,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007	900,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	2,000,000
7,685,000	[3,4]	Nebraska Investment Finance Authority, MERLOTS (Series 1998A), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/2/2007	7,685,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	5,200,000
		TOTAL	18,685,000
		Nevada--3.8%
2,000,000		Clark County, NV Airport System, (Series B-1), 5.00% Bonds, 7/1/2008	2,020,634
11,775,000	[3,4]	Clark County, NV IDRBs, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	11,775,000
7,140,000		Clark County, NV (Series 1997A), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007	7,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--continued
$108,800,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(GTD by Bayerische Landesbank LIQ), 3.680%, 8/1/2007	$108,800,000
87,700,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 8/1/2007	87,700,000
		TOTAL	224,970,634
		New Hampshire--1.0%
25,000,000		New Hampshire Business Finance Authority (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 3.700%, 8/2/2007	25,000,000
1,115,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.760%, 8/1/2007	1,115,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.78% CP (New England Power Co.), Mandatory Tender 8/13/2007	30,000,000
970,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	970,000
720,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	720,000
		TOTAL	57,805,000
		New Jersey--2.0%
4,750,000		Allamuchy Township, NJ, 4.25% BANs, 7/23/2008	4,770,070
2,500,000		Barrington, NJ Board of Education, 4.25% GANs, 8/17/2007	2,500,585
7,094,408		Beachwood, NJ, 4.25% BANs, 8/31/2007	7,097,507
10,000,000		Hoboken, NJ, 4.25% BANs, 9/14/2007	10,005,802
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,600,067
3,560,000		Neptune Township, NJ, 4.25% BANs, 11/9/2007	3,566,113
8,505,000	[3,4]	New Jersey EDA, PUTTERs (Series 1104), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 8/2/2007	8,505,000
3,035,000	[3,4]	New Jersey EDA, School Facilities Construction Macon Trust (Series 2005H), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.640%, 8/2/2007	3,035,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$8,140,000		New Jersey Healthcare Facilities Financing Authority (Series 2002), Daily VRDNs (RWJ Healthcare Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007	$8,140,000
13,140,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007	13,140,000
7,000,000		Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008	7,009,784
12,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	12,023,678
12,925,000		Newark, NJ, School Promissory Notes (Series 2007C), 4.00% BANs, 1/24/2008	12,943,065
3,090,000		Pleasantville, NJ, 4.25% BANs, 9/28/2007	3,092,174
4,588,250		Tinton Falls, NJ, 4.125% BANs, 9/6/2007	4,590,324
4,181,875		Upper Freehold Township, NJ, 4.25% BANs, 8/31/2007	4,183,697
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,792,306
		TOTAL	117,995,172
		New Mexico--0.4%
1,445,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	1,445,000
4,060,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007	4,060,000
13,861,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/ (Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	13,861,000
2,625,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.860%, 8/1/2007	2,625,000
890,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	890,000
2,285,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,285,000
		TOTAL	25,166,000
		New York--1.9%
22,130,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.710%, 8/2/2007	22,130,000
1,355,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-B), Weekly VRDNs (Dexia Credit Local LIQ), 3.580%, 8/1/2007	1,355,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$19,850,000		New York State HFA (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.690%, 8/1/2007	$19,850,000
13,000,000		New York State HFA (Series 2006A: 385 Third Avenue Apartments), Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.690%, 8/1/2007	13,000,000
36,145,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007	36,145,000
20,585,000	[3,4]	Westchester County, NY, IDA (MT-257), Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 8/2/2007	20,585,000
		TOTAL	113,065,000
		North Carolina--1.5%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	2,840,000
3,000,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,000,000
2,370,000		Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	2,370,000
1,725,000		Guilford County, NC Industrial Facilities & PCFA (Series 2003), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007	1,725,000
11,800,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	11,800,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.730%, 8/1/2007	2,000,000
380,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001),Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.780%, 8/3/2007	380,000
2,900,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	2,900,000
2,115,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	2,115,000
3,400,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.620%, 8/2/2007	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$8,950,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.700%, 8/1/2007	$8,950,000
3,300,000		North Carolina Capital Facilities Finance Agency (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 3.670%, 8/2/2007	3,300,000
3,695,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	3,695,000
16,435,000	[3,4]	North Carolina State, P-Floats (Series EC-1063), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	16,435,000
18,050,000	[3,4]	North Carolina State, P-Floats (Series EC-1138), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	18,050,000
		TOTAL	89,560,000
		North Dakota--0.0%
1,700,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.730%, 8/2/2007	1,700,000
		Ohio--2.3%
2,100,000		Ashland, OH, 4.25% BANs, 5/22/2008	2,108,646
4,750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.680%, 8/2/2007	4,750,000
5,915,000		Hamilton, OH, MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.690%, 8/2/2007	5,915,000
4,250,000		Mahoning County, OH, IDA (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	4,250,000
5,450,000		Marion County, OH, MFH (Series 2006), Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 3.680%, 8/2/2007	5,450,000
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 3.760%, 8/2/2007	6,250,000
30,000,000		Ohio HFA (Series 2005D), Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.690%, 8/1/2007	30,000,000
59,000,000		Ohio HFA (Series I), Weekly VRDNs (GNMA COL)/(Citibank N.A., New York LIQ), 3.670%, 8/1/2007	59,000,000
1,310,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,310,000
2,700,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.700%, 8/2/2007	2,700,000
2,657,500		Ross County, OH (Series A), 4.25% BANs, 5/29/2008	2,668,054
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$7,000,000		Toledo-Lucas County, OH Port Authority (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.680%, 8/2/2007	$7,000,000
4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 3.690%, 8/2/2007	4,000,000
3,400,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 3.740%, 8/1/2007	3,400,000
		TOTAL	138,801,700
		Oklahoma--0.5%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	5,650,000
17,374,624	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank & Trust Co. LIQ), 3.700%, 8/2/2007	17,374,624
7,500,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 3.730%, 8/1/2007	7,500,000
		TOTAL	30,524,624
		Oregon--0.6%
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%, 8/2/2007	12,665,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	10,000,000
		TOTAL	32,665,000
		Pennsylvania--3.7%
1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	1,000,000
900,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.690%, 8/1/2007	900,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.835%, 8/1/2007	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.820%, 8/1/2007	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	30,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$24,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	$24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007	10,000,000
12,600,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank & Trust Co. and WestLB AG LIQs), 3.700%, 8/2/2007	12,600,000
50,000,000		Pennsylvania State Higher Education Assistance Agency, Student Loan Adjustable Rate Revenue Bonds (2007 Series A), Weekly VRDNs (AMBAC INS)/(Morgan Stanley Bank LIQ), 3.700%, 8/1/2007	50,000,000
78,760,000		Philadelphia, PA Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/1/2007	78,760,000
		TOTAL	220,960,000
		Puerto Rico--0.3%
19,995,000	[3,4]	Puerto Rico Infrastructure Financing Authority (Series 2000-483), Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.630%, 8/2/2007	19,995,000
		Rhode Island--0.3%
10,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	10,026,520
3,390,000		Rhode Island Industrial Facilities Corp. (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.750%, 8/2/2007	3,390,000
6,900,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 3.720%, 8/1/2007	6,900,000
		TOTAL	20,316,520
		South Carolina--2.0%
12,550,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	12,550,000
23,600,000		Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	23,600,000
24,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	24,000,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.710%, 8/1/2007	24,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$1,525,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.690%, 8/3/2007	$1,525,000
50,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.920%, 8/1/2007	50,000
2,300,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.690%, 8/1/2007	2,300,000
300,000		South Carolina Jobs-EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co. LOC), 3.710%, 8/2/2007	300,000
6,000,000		South Carolina Jobs-EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.670%, 8/2/2007	6,000,000
4,000,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2007	4,000,000
2,070,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	2,070,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	10,300,000
		TOTAL	117,095,000
		South Dakota--0.7%
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 3.680%, 8/2/2007	4,000,000
10,485,000	[3,4]	South Dakota Housing Development Authority (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	10,485,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,115,960
		TOTAL	40,600,960
		Tennessee--2.4%
15,315,000		Chattanooga, TN Health & Housing Facility Board (Series 2004-A), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.640%, 8/2/2007	15,315,000
1,300,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007	1,300,000
1,575,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	1,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	$3,000,000
44,100,000		Loudon, TN, IDB Solid Waste Disposal (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.700%, 8/2/2007	44,100,000
2,545,000		Metropolitan Government Nashville & Davidson County, TN, IDB (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC), 3.630%, 8/1/2007	2,545,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.730%, 8/2/2007	9,400,000
9,710,000	[3,4]	Tennessee Energy Acquisition Corp. (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.670%, 8/2/2007	9,710,000
38,770,000	[3,4]	Tennessee Energy Acquisition Corp. (PT-3646), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	38,770,000
10,000,000	[3,4]	Tennessee Energy Acquisition Corp. (P-Floats)/(Series EC-1147) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/2/2007	10,000,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.730%, 8/1/2007	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.830%, 8/2/2007	7,000,000
		TOTAL	143,560,000
		Texas--19.8%
4,945,000	[3,4]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(GTD by WestLB AG LOC), 3.720%, 8/2/2007	4,945,000
42,500,000		Brazos Harbor, TX, IDC (Series 2006), Weekly VRDNs (BASF Corp.), 3.740%, 8/1/2007	42,500,000
45,750,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.680%, 8/1/2007	45,750,000
12,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.750%, 8/1/2007	12,400,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007	28,500,000
5,035,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 3.750%, 8/1/2007	5,035,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$2,100,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	$2,100,000
2,950,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.730%, 8/2/2007	2,950,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	9,000,000
2,715,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,715,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	3,915,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	7,150,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007	4,995,000
3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.700%, 8/2/2007	3,000,000
9,400,000		DeSoto, TX Housing Finance Corp. (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.690%, 8/2/2007	9,400,000
7,435,000		East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,435,000
22,000,000		First Rio Grande, TX Regional Water Authority Economic Development Corp. (Series 2007), Weekly VRDNs (Rio Grande Valley Sugar Growers, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	22,000,000
23,000,000		Gulf Coast, TX, IDA (Series 1999), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.740%, 8/1/2007	23,000,000
4,135,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.740%, 8/1/2007	4,135,000
11,250,000		Gulf Coast, TX, IDA Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	11,250,000
12,000,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$22,300,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	$22,300,000
3,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	3,500,000
23,900,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	23,900,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.740%, 8/1/2007	15,000,000
22,930,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 3.740%, 8/1/2007	22,930,000
20,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Weekly VRDNs (American Acryl LP)/(Citibank N.A., New York LOC), 3.700%, 8/2/2007	20,000,000
6,070,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	6,070,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	25,000,000
24,980,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	24,980,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 3.950%, 8/2/2007	7,000,000
18,800,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.740%, 8/1/2007	18,800,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	10,700,000
26,150,000		Harris County, TX, HFDC (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 3.600%, 8/1/2007	26,150,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	7,000,000
9,560,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	9,560,000
45,200,000		Houston, TX Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.680%, 8/1/2007	45,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007	$6,930,000
4,730,000		Houston, TX Housing Finance Corp. (Series 2005), Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC), 3.700%, 8/1/2007	4,730,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.670%, 8/2/2007	3,500,000
5,000,000		Port Arthur Navigation District, TX IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.710%, 8/1/2007	15,000,000
50,000,000		Port of Corpus Christi, TX IDC (Series 2006), Daily VRDNs (CITGO Petroleum Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.740%, 8/1/2007	50,000,000
20,000,000		Port of Corpus Christi, TX IDC (Series 2007), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.740%, 8/1/2007	20,000,000
29,500,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.700%, 8/2/2007	29,500,000
2,500,000		Saginaw, TX IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007	2,500,000
10,010,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	10,010,000
7,000,000	[3,4]	San Antonio, TX ISD (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007	7,000,000
13,325,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1439), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	13,325,000
50,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1462), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	50,000,000
155,055,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1463), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	155,055,000
75,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PA-1476), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	75,000,000
29,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I (PT-3785), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	29,995,000
2,555,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I MERLOTS (Series 2007-C7), Daily VRDNs (Bank of New York LIQ), 3.690%, 8/1/2007	2,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$25,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/2/2007	$25,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	10,000,000
6,985,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-1347), Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/2/2007	6,985,000
3,100,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	3,100,000
5,125,000		Texas State Department of Housing & Community Affairs (Series 2006), Weekly VRDNs (Champions Crossing Apartments)/(FNMA LOC), 3.670%, 8/2/2007	5,125,000
5,015,000		Texas State Department of Housing & Community Affairs (Series 2006), Weekly VRDNs (Red Hills Villas)/(FNMA LOC), 3.670%, 8/2/2007	5,015,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.830%, 8/2/2007	13,400,000
2,420,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,420,000
50,000,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	50,025,977
3,500,000		Waco, TX Industrial Development Corp. (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Regions Bank, Alabama LOC), 3.760%, 8/2/2007	3,500,000
3,850,000		Waxahachie, TX IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,850,000
		TOTAL	1,174,885,977
		Utah--0.4%
17,500,000		Murray City, Utah Hospital Revenue (Series 2005C), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank N.A., New York LIQ), 3.630%, 8/2/2007	17,500,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.790%, 8/2/2007	4,000,000
		TOTAL	21,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Vermont--0.1%
$4,375,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007	$4,375,000
2,025,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	2,025,000
1,200,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	1,200,000
		TOTAL	7,600,000
		Virginia--4.0%
4,400,000		Danville, VA IDA (Series 1997), Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2007	4,400,000
5,540,000		Fairfax County, VA EDA (Series 1996), Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 3.730%, 8/1/2007	5,540,000
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.98% CP (Virginia Electric & Power Co.), Mandatory Tender 10/23/2007	34,300,000
3,165,000		Hampton, VA IDA (Series 1998), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,165,000
4,500,000		Hanover County, VA IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	4,500,000
1,650,000		Henrico County, VA EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC), 3.670%, 8/1/2007	1,650,000
3,125,000		Madison County, VA IDA (Series 1998), Weekly VRDNs (Madison Wood Preservers, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	3,125,000
15,400,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	15,400,000
5,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 9/4/2007	5,000,000
5,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	5,000,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	19,000,000
8,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.80% CP (Bank of America N.A. LOC), Mandatory Tender 8/15/2007	8,000,000
43,000,000		Metropolitan Washington, DC Airports Authority (Subseries A), 3.77% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 9/24/2007	43,000,000
3,250,000		New Kent County, VA (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$5,695,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	$5,695,000
5,370,000		Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	5,370,000
5,325,000		Prince William County, VA IDA (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 3.680%, 8/1/2007	5,325,000
3,895,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007	3,895,000
28,430,000	[3,4]	Virginia State Housing Development Authority (PA -1433), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007	28,430,000
4,950,000	[3,4]	Virginia State Housing Development Authority, Class A Certificates (Series 7019), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007	4,950,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	5,285,000
22,655,000	[3,4]	Virginia State, P-Floats (Series EC-1065), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	22,655,000
2,300,000		Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	2,300,000
		TOTAL	239,235,000
		Washington--2.7%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	6,980,000
9,000,000		Pierce County, WA Economic Development Corp. (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.900%, 8/2/2007	9,000,000
4,205,000		Port of Pasco, WA Economic Development Corp. (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.740%, 8/2/2007	4,205,000
4,995,000	[3,4]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.700%, 8/2/2007	4,995,000
8,425,000		Port of Seattle, WA (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.700%, 8/1/2007	8,425,000
12,330,000	[3,4]	Port of Seattle, WA, Eagles (Series 2007-0028), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007	12,330,000
7,530,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	7,530,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$3,935,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	$3,935,000
5,000,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007	5,000,000
5,825,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2007-C13), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	5,825,000
4,450,000	[3,4]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007	4,450,000
4,320,000	[3,4]	Port of Seattle, WA (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	4,320,000
12,850,000		Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.690%, 8/2/2007	12,850,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 3.690%, 8/2/2007	11,500,000
9,880,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.730%, 8/1/2007	9,880,000
6,825,000		Washington State EDFA (Series 2000H), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/1/2007	6,825,000
5,740,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.660%, 8/1/2007	5,740,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.690%, 8/1/2007	5,500,000
1,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	1,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007	1,000,000
4,950,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/1/2007	4,950,000
4,865,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.700%, 8/1/2007	4,865,000
5,890,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 3.700%, 8/1/2007	5,890,000
1,800,000		Washington State Housing Finance Commission (Series 1995), Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.700%, 8/2/2007	1,800,000
3,590,000		Washington State Housing Finance Commission (Series 1996), Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 3.690%, 8/2/2007	3,590,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$4,825,000		Washington State Housing Finance Commission (Series 1996: Larkin Apartments), Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 3.690%, 8/2/2007	$4,825,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.690%, 8/2/2007	5,350,000
		TOTAL	162,935,000
		West Virginia--1.8%
800,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.730%, 8/1/2007	800,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.82% CP (Virginia Electric & Power Co.), Mandatory Tender 8/13/2007	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.87% CP (Virginia Electric & Power Co.), Mandatory Tender 8/7/2007	4,000,000
3,100,000		Marion County, WV County Commission (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.720%, 8/1/2007	3,100,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007	3,760,000
21,340,000	[3,4]	West Virginia Housing Development Fund (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	21,340,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 3.75% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 10/11/2007	39,100,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 3.75% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 10/23/2007	23,000,000
		TOTAL	105,100,000
		Wisconsin--3.0%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.860%, 8/2/2007	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.860%, 8/2/2007	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.710%, 8/1/2007	$800,000
1,720,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.730%, 8/2/2007	1,720,000
2,300,000		Milwaukee, WI (Series 1997), 3.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2007	2,300,000
9,000,000	[3,4]	West Allis, WI (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007	9,000,000
4,085,000	[3,4]	Wisconsin Housing & EDA (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007	4,085,000
16,380,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	16,380,000
56,020,000		Wisconsin Housing & EDA (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.680%, 8/2/2007	56,020,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 3.680%, 8/1/2007	5,000,000
16,855,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	16,855,000
16,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%, 8/1/2007	16,100,000
8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/2/2007	8,520,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$1,790,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank N.A., New York LIQ), 3.700%, 8/2/2007	$1,790,000
23,605,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), 3.78% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008	23,605,000
		TOTAL	175,675,000
		TOTAL MUNICIPAL INVESTMENTS--105.1% (AT AMORTIZED COST) [5]	6,240,943,911
		OTHER ASSETS AND LIABILITIES - NET--(5.1)%	(304,518,633)
		TOTAL NET ASSETS--100%	$5,936,425,278
Securities that are subject to the federal alternative minimum tax (AMT) represent 71.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.4%	2.6%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $2,157,102,272, which represented 36.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $2,157,102,272, which represented 36.3% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CALSTRS	--California State Teachers' Retirement System
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRFs	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$6,240,943,911
Cash		2,920,691
Income receivable		35,077,000
Receivable for investments sold		18,205,000
Receivable for shares sold		180,285
TOTAL ASSETS		6,297,326,887
Liabilities:
Payable for investments purchased	$357,846,473
Payable for shares redeemed	765,388
Income distribution payable	1,825,848
Payable for Directors'/Trustees' fees	1,404
Payable for shareholder services fee (Note 5)	269,336
Accrued expenses	193,160
TOTAL LIABILITIES		360,901,609
Net assets for 5,936,254,416 shares outstanding		$5,936,425,278
Net Assets Consist of:
Paid-in capital		$5,936,254,417
Accumulated net realized gain on investments		171,355
Distributions in excess of net investment income		(494)
TOTAL NET ASSETS		$5,936,425,278
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$4,067,287,967 ÷ 4,066,769,381 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$856,703,933 ÷ 856,883,298 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,012,433,378 ÷ 1,012,601,737 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$223,779,408
Expenses:
Investment adviser fee (Note 5)		$12,192,870
Administrative personnel and services fee (Note 5)		4,834,296
Custodian fees		237,784
Transfer and dividend disbursing agent fees and expenses		397,253
Directors'/Trustees' fees		57,009
Auditing fees		19,507
Legal fees		22,513
Portfolio accounting fees		186,700
Shareholder services fee--Institutional Service Shares (Note 5)		1,799,148
Shareholder services fee--Institutional Capital Shares (Note 5)		1,074,308
Account administration fee--Institutional Service Shares		128,257
Share registration costs		140,228
Printing and postage		61,005
Insurance premiums		36,539
Miscellaneous		21,302
TOTAL EXPENSES		21,208,719
Waivers (Note 5):
Waiver of investment adviser fee	$(6,746,239)
Waiver of administrative personnel and services fee	(188,813)
TOTAL WAIVERS		(6,935,052)
Net expenses			14,273,667
Net investment income			209,505,741
Net realized gain on investments			301,024
Change in net assets resulting from operations			$209,806,765

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$209,505,741	$146,978,865
Net realized gain (loss) on investments	301,024	(101,081)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	209,806,765	146,877,784
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(147,483,093)	(101,730,945)
Institutional Service Shares	(25,286,569)	(16,628,052)
Institutional Capital Shares	(36,731,978)	(28,618,336)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(209,501,640)	(146,977,333)
Share Transactions:
Proceeds from sale of shares	52,852,336,621	52,382,943,955
Net asset value of shares issued to shareholders in payment of distributions declared	178,676,397	121,331,427
Cost of shares redeemed	(52,088,434,561)	(52,255,060,210)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	942,578,457	249,215,172
Change in net assets	942,883,582	249,115,623
Net Assets:
Beginning of period	4,993,541,696	4,744,426,073
End of period (including distributions in excess of net investment income of $(494) and $(4,595), respectively)	$5,936,425,278	$4,993,541,696

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 diversified portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,967,222,116	$45,967,222,116	45,999,768,480	$45,999,768,480
Shares issued to shareholders in payment of distributions declared	124,305,286	124,305,286	81,476,882	81,476,882
Shares redeemed	(45,515,788,493)	(45,515,788,493)	(45,631,011,465)	(45,631,011,465)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	575,738,909	$575,738,909	450,233,897	$450,233,897

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,589,776,100	$2,589,776,100	1,884,342,195	$1,884,342,195
Shares issued to shareholders in payment of distributions declared	21,448,639	21,448,639	13,961,548	13,961,548
Shares redeemed	(2,374,942,589)	(2,374,942,589)	(1,919,661,907)	(1,919,661,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	236,282,150	$236,282,150	(21,358,164)	$(21,358,164)

Year Ended July 31	2007		2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,295,338,405	$4,295,338,405	4,498,833,280	$4,498,833,280
Shares issued to shareholders in payment of distributions declared	32,922,472	32,922,472	25,892,997	25,892,997
Shares redeemed	(4,197,703,479)	(4,197,703,479)	(4,704,386,838)	(4,704,386,838)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	130,557,398	$130,557,398	(179,660,561)	$(179,660,561)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	942,578,457	$942,578,457	249,215,172	$249,215,172

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$209,501,640	$146,977,333

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$(494)
Undistributed long-term capital gain	$171,355

The Fund used capital loss carryforwards of $15,340 to offset taxable capital gains realized during the year ended July 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived $6,746,239 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $188,813 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $42,445,224,704 and $40,059,582,571, respectively.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with many other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees , upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2006 and July 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2006 and July 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Fund's fiscal years ended July 31, 2006 and July 31, 2005 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund (a portfolio of Money Market Obligations Trust) as of July 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2006 and the financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Obligations Fund as of July 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/ Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated
Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson has been the Fund's portfolio manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page click, on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Municipal Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

33515 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007 [1]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.052	0.042	0.022	0.010	0.014
Net realized and unrealized gain (loss) on investments	--	0.000 [2]	0.000 [2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.052	0.042	0.022	0.010	0.014
Less Distributions:
Distributions from net investment income	(0.052)	(0.042)	(0.022)	(0.010)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	5.30%	4.33%	2.24%	0.97%	1.36%

Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	5.18%	4.24%	2.19%	0.96%	1.34%
Expense waiver/reimbursement [4]	0.09%	0.28%	0.34%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,469,931	$15,151,070	$15,600,659	$16,519,436	$20,110,135

1 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,026.00	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	52.7%
Variable Rate Demand Instruments	36.9%
Bank Instruments	11.2%
Repurchase Agreements	1.3%
Other Assets and Liabilities--Net [2]	(2.1)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.2%
8-30 Days	31.3%
31-90 Days	16.6%
91-180 Days	5.0%
181 Days or more	9.0%
Other Assets and Liabilities--Net [2]	(2.1)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.9%
		Finance - Automotive--0.8%
$24,253,810	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$24,253,810
90,794,443	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	90,794,443
18,859,544	[1,2]	Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008	18,859,545
48,421,568		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	48,421,568
		TOTAL	182,329,366
		Finance - Equipment--0.1%
21,878,933		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	21,878,933
1,804,302		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	1,804,302
3,754,100		GE Equipment Midticket LLC, (Series 2006-1, Class A1), 5.301%, 12/15/2007	3,754,100
		TOTAL	27,437,335
		TOTAL ASSET-BACKED SECURITIES	209,766,701
		BANK NOTES--0.4%
		Banking--0.4%
100,000,000		Bank of America N.A., 5.320%, 8/29/2007	100,000,000
		CERTIFICATES OF DEPOSIT--7.7%
		Banking--7.7%
338,700,000		Barclays Bank PLC, 5.310% - 5.420%, 8/3/2007 - 5/22/2008	338,700,000
125,000,000		Citizens Bank of Pennsylvania, 5.320%, 8/29/2007	125,000,000
614,050,000		Credit Suisse, Zurich, 5.290% - 5.405%, 10/16/2007 - 6/9/2008	614,048,973
53,500,000		HBOS Treasury Services PLC, 5.310%, 5/23/2008	53,500,000
80,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.320% - 5.329%, 11/16/2007 - 11/27/2007	79,993,425
430,000,000		Mizuho Corporate Bank Ltd., 5.310% - 5.335%, 8/13/2007 - 10/12/2007	430,000,986
70,000,000		Societe Generale, Paris, 5.225%, 10/9/2007	69,983,492
49,250,000		Toronto Dominion Bank, 5.505%, 8/3/2007	49,250,176
		TOTAL CERTIFICATES OF DEPOSIT	1,760,477,052
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--23.3%
		Banking--14.2%
$372,000,000		BNP Paribas Securities Corp., 5.425% - 5.485%, 8/1/2007	$372,000,000
971,000,000		Deutsche Bank Securities, Inc., 5.350%, 8/6/2007 - 8/27/2007	971,000,000
415,000,000		Fortis Bank SA/NV, 5.425%, 8/1/2007	415,000,000
405,000,000		Greenwich Capital Markets, Inc., 5.320% - 5.475%, 8/1/2007 - 8/31/2007	405,000,000
300,000,000		IXIS Financial Products, Inc., 5.370%, 8/1/2007	300,000,000
100,000,000		J.P. Morgan Securities, Inc., 5.475%, 8/1/2007	100,000,000
200,000,000		RBC Capital Markets Corp., 5.445%, 8/1/2007	200,000,000
500,000,000		Societe Generale, Paris, 5.350%, 8/1/2007	500,000,000
		TOTAL	3,263,000,000
		Brokerage--9.1%
994,000,000		Citigroup Global Markets, Inc., 5.425% - 5.475%, 8/1/2007	994,000,000
553,000,000		Goldman Sachs & Co., 5.425% - 5.475%, 8/1/2007 - 10/10/2007	553,000,000
444,500,000		Merrill Lynch, Pierce, Fenner and Smith, 5.340% - 5.475%, 8/3/2007 - 9/25/2007	444,500,000
99,000,000		Morgan Stanley & Co., Inc., 5.465%, 8/1/2007	99,000,000
		TOTAL	2,090,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,353,500,000
		COMMERCIAL PAPER--20.9% [3]
		Banking--3.4%
50,000,000		Citigroup Funding, Inc., 5.310%, 8/8/2007	49,948,375
243,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.220% - 5.270%, 8/10/2007 - 10/29/2007	241,420,558
18,200,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.240%, 8/14/2007	18,165,562
90,581,000	[1,2]	Kitty Hawk Funding Corp., 5.280%, 8/17/2007	90,368,437
179,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.260% - 5.285%, 8/6/2007 - 8/23/2007	178,765,691
33,180,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.300%, 8/15/2007	33,180,000
180,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.280%, 10/3/2007 - 10/5/2007	178,335,722
		TOTAL	790,184,345
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Automotive--4.9%
$75,000,000		DRAC LLC, (A1+/P1 Series), 5.280%, 8/20/2007	$74,791,000
839,340,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.180% - 5.260%, 8/20/2007 - 1/16/2008	828,654,249
217,055,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.200% - 5.220%, 8/10/2007 - 1/16/2008	213,355,175
		TOTAL	1,116,800,424
		Finance - Commercial--0.9%
30,000,000		CIT Group, Inc., 5.210%, 10/26/2007	29,626,617
82,265,000	[1,2]	Fairway Finance Co. LLC, 5.280%, 8/17/2007 - 8/23/2007	82,037,821
100,000,000	[1,2]	Versailles CDS LLC, 5.310%, 9/6/2007	99,469,000
		TOTAL	211,133,438
		Finance - Retail--5.2%
150,000,000	[1,2]	Alpine Securitization Corp., 5.280%, 8/20/2007	149,582,000
35,000,000	[1,2]	Amsterdam Funding Corp., 5.280%, 8/27/2007	34,866,533
50,000,000	[1,2]	Chariot Funding LLC, 5.280%, 8/15/2007	49,897,333
238,095,000	[1,2]	Compass Securitization LLC, 5.280%, 8/17/2007 - 8/23/2007	237,412,811
80,000,000	[1,2]	Jupiter Securitization Company LLC, 5.280%, 8/20/2007	79,777,067
144,500,000	[1,2]	Paradigm Funding LLC, 5.205% - 5.210%, 8/6/2007 - 8/13/2007	144,339,275
496,960,000	[1,2]	Sheffield Receivables Corp., 5.280% - 5.290%, 8/1/2007 - 8/20/2007	496,066,471
		TOTAL	1,191,941,490
		Finance - Securities--6.4%
351,500,000	[1,2,4]	Georgetown Funding Co. LLC, 5.259% - 5.290%, 8/15/2007 - 8/28/2007	350,483,071
130,000,000	[1,2]	Grampian Funding LLC, 5.210% - 5.280%, 8/3/2007 - 8/24/2007	129,715,661
48,700,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.250%, 10/2/2007	48,259,671
50,000,000	[1,2]	KLIO Funding Ltd., 5.260%, 8/22/2007	49,846,583
208,385,000	[1,2]	KLIO II Funding Ltd., 5.240% - 5.350%, 8/10/2007 - 9/20/2007	207,295,618
50,000,000	[1,2]	Perry Global Funding LLC, (Series A), 5.225%, 8/22/2007	49,847,604
146,949,000	[1,2]	Scaldis Capital LLC, 5.240%, 8/15/2007 - 8/28/2007	146,466,102
103,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007	103,000,000
385,175,000	[1,2]	Three Rivers Funding Corp., 5.265% - 5.290%, 8/3/2007 - 10/25/2007	383,787,365
		TOTAL	1,468,701,675
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Insurance--0.1%
$25,000,000	[1,2]	Aspen Funding Corp., 5.275%, 8/22/2007	$24,923,073
		TOTAL COMMERCIAL PAPER	4,803,684,445
		CORPORATE BONDS--1.7%
		Finance - Retail--1.5%
349,950,000	[1,2]	SLM Corp., 5.320% - 5.440%, 1/25/2008 - 5/12/2008	349,960,548
		Retail--0.2%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,240,458
		TOTAL CORPORATE BONDS	400,201,006
		CORPORATE NOTES--5.3%
		Banking--2.4%
171,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	171,500,000
25,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	25,000,000
93,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	93,000,000
100,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	100,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
115,000,000		UBS AG, 5.400%, 11/28/2007	115,000,000
		TOTAL	551,500,000
		Brokerage--0.4%
90,000,000		Goldman Sachs Group, Inc., 5.340% - 5.390%, 12/18/2007 - 3/5/2008	90,000,000
		Finance - Securities--2.5%
223,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.420%, 9/17/2007 - 6/16/2008	222,995,969
346,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.415%, 10/12/2007 - 8/5/2008	346,498,693
		TOTAL	569,494,662
		TOTAL CORPORATE NOTES	1,210,994,662
		NOTES - VARIABLE--36.9% [5]
		Banking--16.7%
4,725,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	4,725,000
4,320,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,320,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$685,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	$685,000
3,495,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 8/2/2007	3,495,000
6,700,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.420%, 8/2/2007	6,700,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 5.360%, 8/1/2007	12,000,000
3,745,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.370%, 8/2/2007	3,745,000
7,175,000		B.R. Williams Trucking, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	7,175,000
230,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.350%, 8/20/2007 - 8/27/2007	230,000,000
5,455,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	5,455,000
160,000,000		Bank of America N.A., 5.425%, 8/1/2007	160,000,000
238,000,000	[1,2]	Bank of Ireland, 5.310% - 5.350%, 8/20/2007 - 11/15/2007	238,000,000
80,000,000		Bank of Montreal, 5.330%, 8/21/2007	80,000,000
73,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 8/27/2007	73,000,000
15,505,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.370%, 8/2/2007	15,505,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 5.400%, 8/1/2007	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 5.420%, 8/1/2007	2,300,000
4,750,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 8/3/2007	4,750,000
1,095,000		Brookshire Grocery Co., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	1,095,000
5,770,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	5,770,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 5.320%, 8/2/2007	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 5.370%, 8/1/2007	5,600,000
8,160,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	8,160,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$2,311,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	$2,311,000
1,798,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,798,000
1,140,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,140,000
1,056,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,056,000
2,029,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,029,000
1,251,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,251,000
2,684,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	2,684,000
3,650,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	3,650,000
10,035,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.470%, 8/3/2007	10,035,000
6,095,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.380%, 8/2/2007	6,095,000
3,230,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.500%, 8/2/2007	3,230,000
745,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	745,000
1,145,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 5.360%, 8/1/2007	1,145,000
10,390,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	10,390,000
8,300,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.540%, 8/3/2007	8,300,000
64,600,000		Cook County, IL, (Series 2002 A), 5.340%, 8/1/2007	64,600,000
5,095,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 5.370%, 8/2/2007	5,095,000
110,000,000	[1,2]	Credit Agricole S.A., 5.330%, 9/24/2007	110,000,000
50,000,000		Credit Suisse, Zurich, 5.330%, 8/27/2007	50,000,000
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.390%, 8/2/2007	11,700,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$15,000,000		Development Authority of Gordon County, GA, (Series 2005), Faus Group Inc., (RBC Centura Bank LOC), 5.340%, 8/2/2007	$15,000,000
2,260,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.390%, 8/1/2007	2,260,000
7,410,000		Eastridge Christian Assembly, (Series 2004), (U.S. Bank, N.A. LOC), 5.340%, 8/2/2007	7,410,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/2/2007	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	3,200,000
600,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank LOC), 5.430%, 8/2/2007	600,000
12,735,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	12,735,000
1,350,000		Gesmundo & Associates, Inc., (Series A), (National City Bank LOC), 5.330%, 8/2/2007	1,350,000
35,900,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000 A), (U.S. Bank, N.A. LOC), 5.410%, 8/1/2007	35,900,000
13,425,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 5.360%, 8/1/2007	13,425,000
5,390,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	5,390,000
8,855,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	8,855,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 8/9/2007 - 8/20/2007	399,000,604
369,700,000		HBOS Treasury Services PLC, 5.390% - 5.430%, 8/1/2007 - 9/24/2007	369,700,964
5,250,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	5,250,000
7,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 5.330%, 8/2/2007	7,210,000
10,150,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	10,150,000
9,000,000		Ivan Smith Properties LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	9,000,000
85,000,000		JPMorgan Chase & Co., 5.310%, 8/2/2007	85,000,000
3,575,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.520%, 8/1/2007	3,575,000
2,945,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.440%, 8/1/2007	2,945,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$1,690,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.440%, 8/1/2007	$1,690,000
4,655,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.370%, 8/3/2007	4,655,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 5.350%, 8/2/2007	24,300,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 5.360%, 8/2/2007	18,750,000
440,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.520%, 8/2/2007	440,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 8/25/2007	222,000,000
11,775,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 5.420%, 8/7/2007	11,775,000
4,395,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.440%, 8/3/2007	4,395,000
1,726,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	1,726,000
5,350,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 5.370%, 8/2/2007	5,350,000
8,425,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.390%, 8/2/2007	8,425,000
3,600,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	3,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 8/1/2007	10,790,000
25,000,000		Mitchell County, GA Development Authority, First United Ethanol LLC, (Series 2006), (Wachovia Bank N.A. LOC), 5.320%, 8/2/2007	25,000,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 8/7/2007	110,000,000
15,000,000		National City Bank, 5.460%, 8/1/2007	15,001,471
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1 LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/2/2007	$900,000
5,575,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.310%, 8/2/2007	5,575,000
11,675,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.370%, 8/2/2007	11,675,000
80,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.420%, 8/1/2007	80,800,000
9,400,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 8/2/2007	9,400,000
4,680,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,680,000
100,000,000		PNC Bank, N.A., 5.270%, 8/17/2007	99,973,964
4,940,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.320%, 8/2/2007	4,940,000
29,350,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 5.370%, 8/2/2007	29,350,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 5.470%, 8/1/2007	6,650,000
5,170,000		Pinellas County, FL IDA, Eurobake Project, (Series 2005), (SunTrust Bank LOC), 5.360%, 8/1/2007	5,170,000
361,000		Quality Synthetic Rubber Co., (Series 2000), (U.S. Bank, N.A. LOC), 5.350%, 8/2/2007	361,000
4,950,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	4,950,000
9,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 5.360%, 8/1/2007	9,025,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.290% - 5.310%, 8/1/2007 - 8/6/2007	168,989,630
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 8/2/2007	19,000,000
3,310,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.410%, 8/1/2007	3,310,000
14,390,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.310%, 8/2/2007	50,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$11,025,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 5.370%, 8/2/2007	$11,025,000
50,145,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.360%, 8/2/2007	50,145,000
2,580,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.360%, 8/2/2007	2,580,000
1,030,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.630%, 8/2/2007	1,030,000
1,755,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.530%, 8/2/2007	1,755,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 8/13/2007	115,000,000
5,635,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 5.320%, 8/2/2007	5,635,000
40,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-1 Tranche #1), (GTD by Wachovia Corp.), 5.360%, 9/28/2007	40,000,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1 Tranche #1), (GTD by Wachovia Corp.), 5.360%, 9/21/2007	50,000,000
25,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-1), (GTD by Wachovia Corp.), 5.360%, 9/15/2007	25,000,000
9,300,000		Victor H. Hanson/Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 5.370%, 8/2/2007	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.320%, 8/1/2007	1,100,000
1,618,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 5.390%, 8/2/2007	1,618,000
1,155,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 5.400%, 8/2/2007	1,155,000
195,250,000		Wells Fargo & Co., 5.380%, 8/2/2007	195,250,018
10,045,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.420%, 8/2/2007	10,045,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.420%, 9/11/2007	25,000,000
9,610,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.420%, 8/2/2007	9,610,000
33,770,000		World Wildlife Fund, Inc., (Series 2000 B), (INS by AMBAC Financial Group, Inc.), 5.360%, 8/2/2007	33,770,000
		TOTAL	3,845,095,651
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Brokerage--7.3%
$50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 8/15/2007	$50,000,720
100,000,000		Goldman Sachs Group, Inc., 5.340%, 8/1/2007	100,000,000
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.300%, 8/20/2007	109,500,000
445,000,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 8/6/2007 - 11/22/2007	445,000,000
978,800,000		Morgan Stanley, 5.400% - 5.470%, 8/1/2007 - 8/27/2007	978,800,895
		TOTAL	1,683,301,615
		Electrical Equipment--0.2%
2,345,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.360%, 8/2/2007	2,345,000
56,079,825		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.340%, 8/6/2007	56,079,825
		TOTAL	58,424,825
		Finance - Commercial--0.8%
30,000,000		CIT Group, Inc., 5.430%, 8/24/2007	30,001,272
160,000,000	[1,2]	General Electric Capital Corp., 5.445%, 8/17/2007	160,000,000
		TOTAL	190,001,272
		Finance - Retail--3.2%
155,000,000	[1,2]	Compass Securitization LLC, 5.275%, 8/10/2007 - 8/13/2007	154,982,343
575,000,000	[1,2]	Paradigm Funding LLC, 5.280% - 5.300%, 8/17/2007 - 8/23/2007	574,963,442
		TOTAL	729,945,785
		Finance - Securities--5.2%
71,500,000	[1,2]	Asscher Finance Corp., 5.320%, 8/1/2007	71,471,400
41,000,000	[1,2]	Beta Finance, Inc., 5.315% - 5.370%, 8/1/2007 - 8/20/2007	41,005,715
709,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.315% - 5.340%, 8/1/2007 - 10/29/2007	708,922,736
65,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 8/15/2007	64,980,500
307,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.310% - 5.428%, 8/1/2007 - 8/9/2007	306,986,170
		TOTAL	1,193,366,521
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Government Agency--0.3%
$7,945,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 8/2/2007	$7,945,000
45,900,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.320%, 8/2/2007	45,900,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 5.340%, 8/2/2007	5,350,000
		TOTAL	59,195,000
		Insurance--3.2%
17,900,000		Albuquerque, NM, (Series 2000 A), (INS by MBIA Insurance Corp.), 5.320%, 8/1/2007	17,900,000
64,000,000		Genworth Life Insurance Co., 5.450%, 9/4/2007	64,000,000
50,000,000		Hartford Life Insurance Co., 5.526% - 5.530%, 8/1/2007 - 9/4/2007	50,000,000
14,780,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 5.350%, 8/2/2007	14,780,000
44,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 8/21/2007	43,999,384
66,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 8/17/2007 - 9/28/2007	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.456% - 5.460%, 8/1/2007 - 10/2/2007	105,000,000
120,000,000		Monumental Life Insurance Co., 5.430% - 5.500%, 8/1/2007 - 8/31/2007	120,000,000
110,000,000		New York Life Insurance Co., 5.420% - 5.440%, 8/24/2007	110,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 5.340%, 10/9/2007	10,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 5.500%, 10/2/2007	125,000,000
		TOTAL	726,679,384
		TOTAL NOTES - VARIABLE	8,486,010,053
		TIME DEPOSITS--3.1%
		Banking--3.1%
190,000,000		Chase Bank USA, N.A., 5.375%, 8/1/2007	190,000,000
65,000,000		Deutsche Bank AG, 5.375%, 8/1/2007	65,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 5.275%, 8/1/2007	250,000,000
200,000,000		Societe Generale, Paris, 5.355%, 8/1/2007	200,000,000
		TOTAL TIME DEPOSITS	705,000,000
Shares or Principal Amount			Value
		MUTUAL FUNDS--0.6% [6]
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.96%	$65,000,000
50,000,000		Columbia Money Market Reserves, 5.11%	50,000,000
20,059,291		DWS Money Market Trust, 4.46%	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--1.3%
$223,533,000		Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787.	223,533,000
40,000,000		Interest in $200,000,000 joint repurchase agreement 4.97%, dated 7/31/2007 under which JPMorgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/20/2019 for $200,027,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $204,004,273.	40,000,000
40,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 7/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/25/2007 for $100,014,083 on 8/1/2007. The market value of the underlying securities at the end of the period was $102,004,042.	40,000,000
		TOTAL REPURCHASE AGREEMENTS	303,533,000
		TOTAL INVESTMENTS--102.1% (AT AMORTIZED COST) [7]	23,468,226,210
		OTHER ASSETS AND LIABILITIES - NET--(2.1)%	(484,394,238)
		TOTAL NET ASSETS--100%	$22,983,831,972

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $8,538,459,681, which represented 37.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $8,358,430,928, which represented 36.4% of total net assets.

3 Discount rate at time of purchase, for discount issues, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 7-Day net yield.

7 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Investments in repurchase agreements	$303,533,000
Investments in securities	23,164,693,210
Total investments in securities, at amortized cost and value		$23,468,226,210
Cash		414,114
Income receivable		102,112,080
Receivable for shares sold		8,450,833
TOTAL ASSETS		23,579,203,237
Liabilities:
Payable for investments purchased	527,659,584
Payable for shares redeemed	3,581,191
Payable for distribution services fee (Note 5)	75,407
Payable for shareholder services fee (Note 5)	1,189,887
Income distribution payable	62,323,910
Accrued expenses	541,286
TOTAL LIABILITIES		595,371,265
Net assets for 22,983,962,551 shares outstanding		$22,983,831,972
Net Assets Consist of:
Paid-in capital		$22,983,963,039
Distributions in excess of net investment income		(131,067)
TOTAL NET ASSETS		$22,983,831,972
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$16,469,931,424 ÷ 16,470,186,397 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$6,207,517,155 ÷ 6,207,372,876 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$306,383,393 ÷ 306,403,278 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$1,190,511,541
Expenses:
Investment adviser fee (Note 5)		$44,202,351
Administrative personnel and services fee (Note 5)		17,528,144
Custodian fees		925,666
Transfer and dividend disbursing agent fees and expenses		329,268
Directors'/Trustees' fees		230,902
Auditing fees		19,507
Legal fees		15,372
Portfolio accounting fees		185,074
Distribution services fee--Trust Shares (Note 5)		472,580
Shareholder services fee--Institutional Service Shares (Note 5)		13,778,396
Account administration fee--Institutional Service Shares		2,051,816
Account administration fee--Trust Shares		471,712
Share registration costs		151,926
Printing and postage		108,995
Insurance premiums		108,526
Miscellaneous		81,954
TOTAL EXPENSES		80,662,189
Waivers (Note 5):
Waiver of investment adviser fee	$(17,921,315)
Waiver of administrative personnel and services fee	(687,048)
TOTAL WAIVERS		(18,608,363)
Net expenses			62,053,826
Net investment income			$1,128,457,715

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,128,457,715	$904,113,642
Net realized gain on investments	--	19,446
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,128,457,715	904,133,088
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(805,820,628)	(684,227,011)
Institutional Service Shares	(313,844,937)	(218,509,885)
Trust Shares	(8,891,098)	(1,780,728)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,128,556,663)	(904,517,624)
Share Transactions:
Proceeds from sale of shares	245,101,417,058	239,640,314,040
Net asset value of shares issued to shareholders in payment of distributions declared	421,595,608	372,405,232
Cost of shares redeemed	(243,609,532,942)	(240,296,751,011)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,913,479,724	(284,031,739)
Change in net assets	1,913,380,776	(284,416,275)
Net Assets:
Beginning of period	21,070,451,196	21,354,867,471
End of period (including distributions in excess of net investment income of $(131,067) and $(32,119), respectively)	$22,983,831,972	$21,070,451,196

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 diversified portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end registered investment companies are valued at net asset value (NAV).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees, shareholder services fees, and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$24,253,810
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$90,794,443
K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 8/15/2007	7/31/2004	$64,980,500

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	192,143,691,315	$192,143,691,315	195,830,365,206	$195,830,365,206
Shares issued to shareholders in payment of distributions declared	324,045,166	324,045,166	302,881,875	302,881,875
Shares redeemed	(191,148,288,071)	(191,148,288,071)	(196,582,948,973)	(196,582,948,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,319,448,410	$1,319,448,410	(449,701,892)	$(449,701,892)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	52,109,567,109	$52,109,567,109	43,532,917,577	$43,532,917,577
Shares issued to shareholders in payment of distributions declared	94,687,949	94,687,949	68,834,830	68,834,830
Shares redeemed	(51,825,239,866)	(51,825,239,866)	(43,501,036,269)	(43,501,036,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	379,015,192	$379,015,192	100,716,138	$100,716,138

Year Ended July 31	2007		2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	848,158,634	$848,158,634	277,031,257	$277,031,257
Shares issued to shareholders in payment of distributions declared	2,862,493	2,862,493	688,527	688,527
Shares redeemed	(636,005,005)	(636,005,005)	(212,765,769)	(212,765,769)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	215,016,122	$215,016,122	64,954,015	$64,954,015
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,913,479,724	$1,913,479,724	(284,031,739)	$(284,031,739)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$1,128,556,663	$904,517,624

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$(131,067)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2007, the Adviser voluntarily waived $17,921,315 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $687,048 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (SEC), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees , upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm for the fiscal year ending July 31, 2007. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2007, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF PRIME OBLIGATIONS FUND :

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Prime Obligations Fund (a portfolio of Money Market Obligations Trust) as of July 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2006, and the financial highlights for the periods presented prior to August 1, 2006 were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund as of July 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e. "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

33506 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004		2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.048	0.039	0.018	0.006		0.009
Net realized gain on investments	--	--	--	0.000	[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.048	0.039	0.018	0.006		0.010
Less Distributions:
Distributions from net investment income	(0.048)	(0.039)	(0.018)	(0.006)		(0.009)
Distributions from net realized gain on investments	--	--	--	(0.000	) [1]	(0.001)
TOTAL DISTRIBUTIONS	(0.048)	(0.039)	(0.018)	(0.006)		(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	4.91%	3.93%	1.86%	0.62%		1.02%

Ratios to Average Net Assets:
Net expenses	0.46%	0.45%	0.45%	0.45%		0.45%
Net investment income	4.79%	3.83%	1.82%	0.60%		0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$522,294	$524,802	$520,178	$651,852		$863,363

1 Represents less than $0.001.

2 Based on net asset value.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,023.90	$2.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.51	$2.31

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	96.2%
8-30 Days	0.0%
31-90 Days	1.0%
91-180 Days	0.0%
181 Days or more	2.9%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2007

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.1%
$93,982,000		Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	$93,982,000
101,000,000		Interest in $1,350,000,000 joint repurchase agreement 5.10%, dated 7/31/2007, under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $1,350,191,250 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,377,195,076.	101,000,000
101,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.12%, dated 7/31/2007, under which Credit Suisse First Boston LLC will repurchase U.S. Treasury securities with various maturities to 6/30/2009 for $1,000,142,222 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,020,005,420.	101,000,000
101,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.12%, dated 7/31/2007, under which Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,500,213,333 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,530,004,398.	101,000,000
101,000,000		Interest in $1,850,000,000 joint repurchase agreement 5.12%, dated 7/31/2007, under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2027 for $1,850,263,111 on 8/1/2007. The market value of the underlying securities at the end of the period was $1,887,002,191.	101,000,000
5,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006, under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security dated 1/15/2011 for $157,901,833 on 9/19/2007. The market value of the underlying security at the end of the period was $160,211,790.	5,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$6,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,904,641.	$6,000,000
5,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,843,218.	5,000,000
4,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $166,022,422.	4,000,000
5,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2014 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,953,909.	5,000,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [2]	522,982,000
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(688,179)
		TOTAL NET ASSETS--100%	$522,293,821

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$522,982,000
Cash		145
Income receivable		697,124
Receivable for shares sold		30,565
TOTAL ASSETS		523,709,834
Liabilities:
Payable for shares redeemed	$36,649
Income distribution payable	1,351,867
Accrued expenses	27,497
TOTAL LIABILITIES		1,416,013
Net assets for 522,293,279 shares outstanding		$522,293,821
Net Assets Consist of:
Paid-in capital		$522,293,279
Undistributed net investment income		542
TOTAL NET ASSETS		$522,293,821
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$522,293,821 ÷ 522,293,279 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$26,183,060
Expenses:
Investment adviser fee (Note 5)		$1,995,685
Administrative personnel and services fee (Note 5)		395,703
Custodian fees		28,022
Transfer and dividend disbursing agent fees and expenses		26,611
Directors'/Trustees' fees		5,169
Auditing fees		17,019
Legal fees		9,814
Portfolio accounting fees		90,901
Share registration costs		36,044
Printing and postage		13,277
Insurance premiums		8,580
Miscellaneous		19,974
TOTAL EXPENSES		2,646,799
Waivers (Note 5):
Waiver of investment adviser fee	$(350,171)
Waiver of administrative personnel and services fee	(15,524)
TOTAL WAIVERS		(365,695)
Net expenses			2,281,104
Net investment income			$23,901,956

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,901,956	$19,310,354
Distributions to Shareholders:
Distributions from net investment income	(23,903,638)	(19,306,837)
Share Transactions:
Proceeds from sale of shares	1,800,727,854	2,493,828,282
Net asset value of shares issued to shareholders in payment of distributions declared	10,226,986	5,038,704
Cost of shares redeemed	(1,813,461,250)	(2,494,246,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,506,410)	4,620,662
Change in net assets	(2,508,092)	4,624,179
Net Assets:
Beginning of period	524,801,913	520,177,734
End of period (including undistributed net investment income of $542 and $2,224, respectively)	$522,293,821	$524,801,913

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2007	2006
Shares sold	1,800,727,854	2,493,828,282
Shares issued to shareholders in payment of distributions declared	10,226,986	5,038,704
Shares redeemed	(1,813,461,250)	(2,494,246,324)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,506,410)	4,620,662

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$23,903,638	$19,306,837

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$542

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding (interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the Adviser waived $350,171 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $15,524 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2007, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities of Trust for U.S. Treasury Obligations (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations : Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser and a Senior Portfolio Manager. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

TRUST FOR U.S. TREASURY OBLIGATIONS (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information", then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page click, on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

28731 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $718,400

                  Fiscal year ended 2006 - $706,795

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $2,016

      Fiscal year ended 2006 - Transfer Agent Services Auditor report. Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,131
      respectively. Fiscal year ended 2006 - Audit consents issued for N-14 business combinations.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $22,593
      respectively.  Fiscal year ended 2006 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2007 - $153,272

            Fiscal year ended 2006 - $228,759

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007